 a_assetall.htm

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments:

Putnam Asset Allocation Funds

The fund's portfolio	Growth		Balanced		Conservative
12/31/08 (Unaudited)

COMMON STOCKS(a)	Growth 66.6%		Balanced 55.3%		Conservative 35.8%

	Shares	Value	Shares	Value	Shares	Value

Basic materials		4.6%		3.8%		2.6%
Abengoa SA (Spain)	26,072	$437,587	23,144	$388,444	12,276	$206,038
Acciona SA (Spain)	3,693	469,074	3,053	387,783	1,756	223,042
Agnico-Eagle Mines, Ltd. (Canada)	9,600	492,768	8,385	430,402	4,400	225,852
AK Steel Holding Corp.	17,082	159,204	12,780	119,110	4,590	42,779
Albemarle Corp.	15,825	352,898	13,652	304,440	7,355	164,017
Amcor, Ltd. (Australia)	378,330	1,562,591	213,601	882,222	68,372	282,392
Ameron International Corp.	3,460	217,703	2,875	180,895	1,654	104,070
Andersons, Inc. (The)	24,686	406,825	20,374	335,764	9,561	157,565
AngloGold Ashanti, Ltd. ADR (South Africa)	9,550	264,631	7,868	218,022	4,515	125,111
Antofagasta PLC (United Kingdom)	318,783	1,997,297	179,982	1,127,656	57,611	360,955
Apex Silver Mines, Ltd. (Cayman Islands) (NON)	12,200	11,956	10,500	10,290	5,600	5,488
Arabtec Holding Co. (United Arab Emirates)	1,301,430	800,793	--	--	--	--
Aracruz Celulose SA ADR (Brazil)	4,124	46,519	3,593	40,529	1,907	21,511
ArcelorMittal (Luxembourg) (Paris Exchange)	201,700	4,882,079	116,811	2,827,370	39,950	966,976
ArcelorMittal (Luxembourg) (Amsterdam Exchange)	4,560	110,623	3,737	90,658	2,245	54,463
Aurizon Mines, Ltd. (Canada) (NON)	157,177	509,253	123,673	400,701	57,456	186,157
Balfour Beatty PLC (United Kingdom)	66,636	322,022	37,623	181,815	12,043	58,198
Barrick Gold Corp. (Canada) (NY Exchange)	24,500	900,865	21,347	784,929	11,200	411,824
Barrick Gold Corp. (Canada) (Toronto Exchange)	10,800	397,782	8,900	327,802	5,345	196,865
BASF SE (Germany)	27,422	1,088,128	17,740	703,938	7,719	306,297
BHP Billiton, Ltd. (Australia)	88,623	1,896,770	72,576	1,553,321	37,746	807,866
BHP Billiton PLC (United Kingdom)	47,065	899,291	39,008	745,342	22,526	430,414
BlueScope Steel, Ltd. (Australia)	352,491	879,758	199,013	496,703	63,703	158,992
Broadwind Energy, Inc. (NON)	8,883	39,974	7,606	34,227	4,364	19,638
Buckeye Technologies, Inc. (NON)	39,951	145,422	29,842	108,625	10,549	38,398
Cameco Corp. (Canada)	9,100	156,975	7,900	136,275	4,200	72,450
Canfor Corp. (Canada) (NON)	19,131	119,776	16,670	104,368	8,849	55,402
Ceradyne, Inc. (NON)	7,786	158,134	5,749	116,762	1,990	40,417
CF Industries Holdings, Inc. (SEG)	31,818	1,564,173	26,379	1,296,792	10,924	537,024
China Bluechemical, Ltd. (China)	1,902,000	788,998	--	--	--	--
China Grand Forestry Green Resources Group, Ltd. (Hong
Kong) (NON)	1,228,000	51,915	1,070,000	45,235	568,000	24,013
Cia de Minas Buenaventura SA ADR (Peru)	18,658	371,667	16,152	321,748	8,522	169,758
Clearwater Paper Corp. (NON)	1,109	9,305	966	8,105	512	4,296
Cliffs Natural Resources, Inc. (SEG)	63,894	1,636,325	50,990	1,305,854	20,605	527,694
Coeur d'Alene Mines Corp. (NON)	113,800	100,144	98,500	86,680	51,900	45,672
Companhia Vale do Rio Doce (CVRD) ADR (Brazil)	46,642	564,835	--	--	--	--
Companhia Vale do Rio Doce (CVRD) (Preference A) ADR
(Brazil)	73,500	782,775	--	--	--	--
Crystallex International Corp. (Canada) (NON)	80,500	13,685	69,700	11,849	36,700	6,239
Deltic Timber Corp.	2,165	99,049	1,887	86,330	1,001	45,796
Denison Mines Corp. (Canada) (NON)	21,000	25,257	18,300	22,010	9,700	11,667
Dow Chemical Co. (The) (SEG)	54,897	828,396	45,889	692,465	19,190	289,577
Eldorado Gold Corp. (Canada) (NON)	56,400	448,380	49,571	394,089	26,120	207,654
Energy Resources of Australia, Ltd. (Australia)	7,724	104,816	6,732	91,354	3,570	48,445
Fletcher Building, Ltd. (New Zealand)	122,508	415,718	69,167	234,711	22,140	75,130
FMC Corp.	34,472	1,541,933	28,816	1,288,940	12,050	538,997
Freeport-McMoRan Copper & Gold, Inc. Class B	59,842	1,462,538	50,022	1,222,538	20,918	511,236
Gammon Gold, Inc. (Canada) (NON)	33,966	185,794	29,402	160,829	15,512	84,851
Givaudan SA (Switzerland)	260	203,412	214	167,424	124	97,012
Gold Fields, Ltd. ADR (South Africa)	45,200	448,836	39,200	389,256	20,600	204,558
Goldcorp, Inc. (Canada)	24,200	763,026	20,841	657,117	11,000	346,830
Golden Star Resources, Ltd. (NON)	82,900	82,900	71,800	71,800	37,800	37,800
Great Basin Gold, Ltd. (Canada) (NON)	106,409	137,268	86,431	111,496	49,594	63,976
Grief, Inc. Class A	3,309	110,620	2,883	96,379	1,531	51,181
Grupo Empresarial Ence SA (Spain)	18,718	66,264	16,310	57,740	8,658	30,651
Grupo Ferrovial SA (Spain)	13,331	368,772	11,573	320,141	6,183	171,039
Gunns, Ltd. (Australia)	61,106	50,108	53,244	43,661	28,266	23,179
Harmony Gold Mining Co., Ltd. ADR (South Africa) (NON)	21,717	238,235	18,091	198,458	10,381	113,880
Hecla Mining Co. (NON)	62,372	174,642	52,467	146,908	30,106	84,297
Hokuetsu Paper Mills, Ltd. (Japan)	29,000	177,025	25,000	152,608	13,500	82,408
Holmen AB Class B (Sweden)	5,800	144,798	5,100	127,322	2,700	67,406
Iamgold Corp. (Canada)	59,600	364,156	51,600	315,276	27,200	166,192
Impregilo SpA (Italy) (NON)	94,074	272,052	75,021	216,953	45,306	131,020
Innophos Holdings, Inc.	12,533	248,279	9,304	184,312	3,282	65,016
Innospec, Inc. (United Kingdom)	24,098	141,937	18,003	106,038	6,364	37,484
Insituform Technologies, Inc. (NON)	11,171	219,957	9,198	181,109	5,292	104,199
International Paper Co.	13,943	164,527	12,149	143,358	6,450	76,110
Israel Chemicals, Ltd. (Israel)	112,855	789,231	--	--	--	--
JFE Holdings, Inc. (Japan)	16,700	440,740	9,400	248,081	3,000	79,175
Kaiser Aluminum Corp.	8,841	199,099	6,596	148,542	2,332	52,517
Kinross Gold Corp. (Canada)	34,200	629,964	29,600	545,232	15,600	287,352
Koninklijke DSM NV (Netherlands)	20,641	531,336	11,654	299,995	3,731	96,043
Koppers Holdings, Inc.	16,586	358,589	12,317	266,294	4,429	95,755
Layne Christensen Co. (NON)	13,311	319,597	11,103	266,583	6,387	153,352
Linde AG (Germany)	2,387	202,846	1,965	166,985	1,147	97,472
Matsushita Electric Works, Ltd. (Japan)	45,000	399,241	25,000	221,801	8,000	70,976
MeadWestvaco Corp.	9,911	110,904	8,635	96,626	4,584	51,295
Minefinders Corp. (Canada) (NON)	15,300	78,795	13,300	68,495	7,000	36,050
Monsanto Co.	51,320	3,610,362	42,141	2,964,619	17,623	1,239,778
Mosaic Co. (The)	60,093	2,079,218	50,232	1,738,027	21,006	726,808
Mueller Water Products, Inc. Class A	38,257	321,359	31,977	268,607	18,397	154,535
New Gold, Inc. (Canada) (NON)	71,718	104,573	61,313	89,401	35,182	51,299
Newmont Mining Corp.	17,800	724,460	15,400	626,780	8,100	329,670
Northgate Minerals Corp. (Canada) (NON)	87,200	72,376	75,500	62,665	39,800	33,034
Northwest Pipe Co. (NON)	4,475	190,680	3,681	156,847	2,306	98,259
Oilsands Quest, Inc. (Canada) (NON)	28,742	20,982	24,795	18,100	13,358	9,751
OJI Paper Co., Ltd. (Japan)	50,000	293,289	44,000	258,094	23,000	134,913
Olympic Steel, Inc.	15,463	314,981	11,661	237,535	4,108	83,680
OM Group, Inc. (NON)	21,667	457,390	15,859	334,783	5,580	117,794
Packaging Corp. of America	34,307	461,772	28,991	390,219	12,993	174,886
Paladin Energy, Ltd. (Australia) (NON)	36,243	64,626	31,588	56,326	16,754	29,875
PAN American Silver Corp. (Canada) (NON)	12,200	208,254	10,600	180,942	5,600	95,592
Perini Corp. (NON)	11,953	279,461	8,854	207,007	3,131	73,203
Plum Creek Timber Company, Inc. (R)	6,536	227,061	5,695	197,844	3,023	105,019
Portucel Empresa Produtora de Pasta e Papel SA
(Portugal)	66,847	145,122	58,247	126,451	30,922	67,130
POSCO (South Korea)	2,684	791,300	--	--	--	--
Potash Corp. of Saskatchewan, Inc. (Canada) (NY
Exchange)	29,208	2,138,610	24,415	1,787,666	10,210	747,576
Potash Corp. of Saskatchewan, Inc. (Canada) (Toronto
Exchange)	2,568	189,421	2,159	159,253	1,232	90,875
Potlatch Corp. (R)	3,882	100,971	3,382	87,966	1,795	46,688
PV Crystalox Solar PLC (United Kingdom)	48,214	70,633	45,460	66,599	24,492	35,881
Rangold Resources, Ltd. ADR (Jersey)	9,800	430,416	8,500	373,320	4,500	197,640
Rayonier, Inc.	5,227	163,866	4,554	142,768	2,418	75,804
Royal Gold, Inc.	5,937	292,160	4,966	244,377	2,850	140,249
Salzgitter AG (Germany)	4,545	360,489	3,751	297,513	2,232	177,032
Sappi, Ltd. ADR (South Africa)	16,634	65,039	14,493	56,668	7,694	30,084
Schnitzer Steel Industries, Inc. Class A	11,880	447,282	9,931	373,902	4,152	156,323
Seabridge Gold, Inc. (Canada) (NON)	8,500	111,180	7,300	95,484	3,900	51,012
Silgan Holdings, Inc.	10,221	488,666	7,616	364,121	2,676	127,940
Silver Standard Resources, Inc. (Canada) (NON)	13,400	213,596	11,600	184,904	6,100	97,234
Silver Wheaton Corp. (Canada) (NON)	87,924	570,627	68,497	444,546	33,544	217,701
Sino-Forest Corp. (Canada) (NON)	11,578	94,139	10,089	82,032	5,356	43,549
Smurfit-Stone Container Corp. (NON)	39,746	10,135	34,632	8,831	18,385	4,688
Sonoco Products Co.	6,901	159,827	6,013	139,261	3,192	73,927
Southern Copper Corp.	156,490	2,513,229	130,809	2,100,793	54,703	878,530
Stora Enso OYJ Class R (Finland)	24,947	195,562	21,737	170,398	11,540	90,463
Sumitomo Forestry Co., Ltd. (Japan)	19,300	155,913	16,900	136,525	8,900	71,898
Svenska Cellulosa AB Class B (Sweden)	17,800	153,699	15,600	134,702	8,200	70,805
Syngenta AG (Switzerland)	5,299	1,019,538	4,372	841,181	2,558	492,164
Terra Industries, Inc.	70,677	1,178,186	58,229	970,677	23,919	398,730
Timberwest Forest Corp. (Unit) (Canada)	11,500	33,537	10,021	29,223	5,320	15,514
Uex Corp. (Canada) (NON)	29,500	16,039	25,700	13,973	13,700	7,449
Umicore NV/SA (Belgium)	107,610	2,132,251	60,756	1,203,857	19,448	385,355
UPM-Kymmene OYJ (Finland)	15,054	191,680	13,117	167,017	6,963	88,659
Uranium One, Inc. (Canada) (NON)	41,300	60,900	36,000	53,085	19,100	28,165
Usinas Siderurgicas de Minas Gerais (Usiminas)
(Preference) (Brazil)	61,550	705,709	--	--	--	--
Vallourec SA (France)	1,637	186,969	1,390	158,758	732	83,605
voestalpine AG (Austria)	72,055	1,551,454	43,626	939,334	14,000	301,441
Votorantim Celulose e Papel SA ADR (Brazil)	9,903	78,531	8,629	68,428	4,581	36,327
Wausau Paper Corp.	13,776	157,597	12,003	137,314	6,372	72,896
West Fraser Timber Co., Ltd. (Canada)	4,045	105,965	3,524	92,317	1,871	49,014
Weyerhaeuser Co.	6,603	202,118	5,753	176,099	3,054	93,483
Yamana Gold, Inc. (Canada)	43,800	338,136	38,000	293,360	20,000	154,400
Zhaojin Mining Industry Co., Ltd. (China)	295,500	230,371	243,500	189,832	147,000	114,601
		66,641,264		47,024,243		21,098,379

Capital goods		4.7%		4.0%		2.6%
Acuity Brands, Inc.	10,228	357,059	7,590	264,967	2,614	91,255
Aecom Technology Corp. (NON)	14,534	446,630	12,174	374,107	7,046	216,524
AGCO Corp. (NON)	59,553	1,404,855	49,237	1,161,501	20,340	479,821
Alstom (France)	7,069	419,201	5,859	347,447	3,384	200,676
American Ecology Corp.	13,863	280,448	10,276	207,883	3,543	71,675
American Science & Engineering, Inc.	4,343	321,208	3,153	233,196	1,138	84,166
Andritz AG (Austria)	22,250	571,101	17,302	444,098	5,528	141,890
Applied Industrial Technologies, Inc.	28,974	548,188	21,536	407,461	7,584	143,489
Autoliv, Inc. (Sweden)	38,603	828,420	32,269	692,493	13,494	289,581
Aveng, Ltd. (South Africa)	259,105	852,445	--	--	--	--
BAE Systems PLC (United Kingdom)	841,855	4,654,223	529,743	2,928,702	214,634	1,186,611
Bio-Treat Technology, Ltd. (China) (NON)	678,000	23,925	536,000	18,914	308,000	10,868
Boeing Co. (The) (SEG)	99,334	4,238,582	83,033	3,543,018	34,723	1,481,630
Bucyrus International, Inc. Class A	2,928	54,227	2,505	46,393	1,329	24,613
Calgon Carbon Corp. (NON)	8,851	135,951	7,265	111,590	4,180	64,205
Canon, Inc. (Japan)	63,350	1,984,276	35,800	1,121,343	11,400	357,076
Capstone Turbine Corp. (NON)	137,215	115,261	121,400	101,976	64,325	54,033
Caterpillar, Inc.	20,993	937,757	17,549	783,914	7,338	327,788
Chart Industries, Inc. (NON)	39,719	422,213	28,665	304,709	10,323	109,733
Charter PLC (United Kingdom)	9,778	47,327	8,104	39,225	4,680	22,652
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	171,000	208,693	141,000	172,080	81,000	98,854
China National Materials Co., Ltd. (China) (NON)	1,657,000	1,005,698	--	--	--	--
CLARCOR, Inc.	4,355	144,499	3,587	119,017	2,064	68,484
Clean Harbors, Inc. (NON)	6,809	431,963	5,141	326,145	1,816	115,207
Columbus McKinnon Corp. (NON)	17,358	236,937	12,850	175,403	4,437	60,565
Conergy AG (Germany) (NON)	6,235	8,828	5,410	7,659	2,886	4,086
Cummins, Inc. (SEG)	36,101	964,980	30,177	806,631	12,619	337,306
Daito Trust Construction Co., Ltd. (Japan)	8,600	449,316	7,100	370,947	4,200	219,433
Dana Holding Corp. (NON)	4,951	3,664	5,392	3,990	2,641	1,954
Darling International, Inc. (NON)	32,284	177,239	24,370	133,791	8,610	47,269
Deere (John) & Co.	61,636	2,361,892	51,522	1,974,323	21,545	825,604
Doosan Heavy Industries and Construction Co., Ltd.
(South Korea)	6,898	352,709	5,620	287,362	3,313	169,400
Ebara Corp. (Japan)	102,000	235,250	86,000	198,348	49,000	113,012
EMCOR Group, Inc. (NON)	25,708	576,630	18,835	422,469	6,832	153,242
Emerson Electric Co. (SEG)	49,825	1,824,093	41,649	1,524,770	17,417	637,636
Energy Recovery, Inc. (NON)	24,271	183,974	18,400	139,472	11,791	89,376
EnergySolutions, Inc.	3,831	21,645	3,707	20,945	1,966	11,108
Epure International, Ltd. (China)	64,000	11,025	59,000	10,164	34,000	5,857
Esterline Technologies Corp. (NON)	5,498	208,319	4,058	153,758	1,408	53,349
European Aeronautic Defense and Space Co. (Netherlands)	205,018	3,475,883	117,160	1,986,335	37,445	634,844
Finmeccanica SpA (Italy)	84,978	1,308,427	70,335	1,082,965	41,014	631,502
Flowserve Corp.	16,419	845,579	13,725	706,838	5,739	295,559
Fluor Corp.	21,588	968,654	18,046	809,724	7,546	338,589
Foster Wheeler, Ltd. (NON)	33,974	794,312	28,399	663,969	11,876	277,661
Franklin Electric Co., Inc.	4,717	132,595	3,876	108,954	2,230	62,685
Fuel Systems Solutions, Inc. (NON)	3,830	125,471	2,888	94,611	1,025	33,579
Fuel Tech, Inc. (NON)	24,655	261,096	21,600	228,744	11,412	120,853
Gardner Denver, Inc. (NON)	14,709	343,308	10,798	252,025	3,760	87,758
General Cable Corp. (NON)	13,766	243,521	9,984	176,617	3,757	66,461
General Dynamics Corp.	48,152	2,773,074	40,251	2,318,055	16,832	969,355
Glory, Ltd. (Japan)	61,800	1,206,067	51,100	997,250	29,500	575,712
GLV, Inc. Class A (Canada) (NON)	13,266	84,695	11,213	71,588	6,451	41,186
Gorman-Rupp Co. (The)	7,188	223,691	6,207	193,162	3,316	103,194
GrafTech International, Ltd. (NON)	16,543	137,638	12,194	101,454	4,245	35,318
GUD Holdings, Ltd. (Australia)	10,939	46,643	9,282	39,578	5,340	22,769
Heico Corp.	7,011	272,237	5,237	203,353	1,851	71,874
Hyflux, Ltd. (Singapore)	65,000	81,730	54,000	67,899	31,000	38,979
Illinois Tool Works, Inc.	40,295	1,412,340	33,683	1,180,589	14,085	493,679
Insteel Industries, Inc.	7,669	86,583	5,741	64,816	2,063	23,291
ITT Corp.	5,719	263,017	4,736	217,809	2,725	125,323
John Bean Technologies Corp.	8,923	72,901	6,547	53,489	2,366	19,330
Joy Global, Inc.	52,623	1,204,540	44,177	1,011,212	18,793	430,172
Knoll, Inc.	28,308	255,338	20,978	189,222	7,560	68,191
Kurita Water Industries, Ltd. (Japan)	21,600	580,612	17,900	481,155	10,500	282,242
Lindsay Corp.	4,171	132,596	3,432	109,103	1,834	58,303
Lockheed Martin Corp. (SEG)	11,453	962,968	9,574	804,982	4,003	336,572
MAN AG (Germany)	1,830	101,354	1,034	57,268	331	18,332
Manitowoc Co., Inc. (The)	93,045	805,770	77,776	673,540	32,525	281,667
Met-Pro Corp.	3,835	51,082	3,457	46,047	1,847	24,602
Mitsubishi Electric Corp. (Japan)	218,000	1,361,176	151,000	942,833	73,000	455,807
Moog, Inc. (NON)	19,088	698,048	14,264	521,634	4,980	182,119
Murray & Roberts Holdings, Ltd. (South Africa)	137,544	707,864	--	--	--	--
Nalco Holding Co.	12,597	145,369	10,548	121,724	6,069	70,036
Northrop Grumman Corp.	15,165	683,032	12,677	570,972	5,301	238,757
NSK, Ltd. (Japan)	63,000	236,045	52,000	194,830	31,000	116,149
Orbital Sciences Corp. (NON)	14,049	274,377	10,515	205,358	3,592	70,152
Organo Corp. (Japan)	11,000	71,218	9,000	58,269	5,000	32,372
Parker-Hannifin Corp.	12,124	515,755	10,135	431,143	4,238	180,285
Pentair, Inc.	11,864	280,821	9,864	233,481	5,675	134,327
Pitney Bowes, Inc.	46,968	1,196,745	39,261	1,000,370	16,418	418,331
Pliant Corp. (F)(NON)	--	--	--	--	3	1
Prysmian SpA (Italy)	164,786	2,615,430	109,081	1,731,298	35,113	557,302
Raser Technologies, Inc. (NON)	19,500	73,905	17,000	64,430	9,000	34,110
Raytheon Co.	70,463	3,596,432	58,900	3,006,256	24,631	1,257,165
Roper Industries, Inc.	6,648	288,590	5,543	240,622	3,189	138,434
Samsung Engineering Co., Ltd. (South Korea)	28,117	997,941	--	--	--	--
Solon AG Fuer Solartechnik (Germany) (NON)	2,149	44,502	1,865	38,621	989	20,480
Spirax-Sarco Engineering PLC (United Kingdom)	15,192	201,923	12,762	169,625	7,342	97,586
Steelcase, Inc.	132,104	742,424	110,425	620,589	46,178	259,520
Sunpower Corp. Class A (NON)	4,510	166,870	3,746	138,602	2,149	79,513
Tanfield Group PLC (United Kingdom) (NON)	194,065	14,270	168,398	12,383	89,769	6,601
Teledyne Technologies, Inc. (NON)	12,276	546,896	9,125	406,519	3,138	139,798
Tetra Tech, Inc. (NON)	18,794	453,875	15,617	377,151	8,985	216,988
THK Co., Ltd. (Japan)	10,700	112,188	8,900	93,316	5,100	53,473
Tomkins PLC (United Kingdom)	119,327	216,871	67,371	122,443	21,565	39,193
United Technologies Corp.	45,246	2,425,186	37,822	2,027,259	15,816	847,738
USEC, Inc. (NON)	21,900	98,331	19,100	85,759	10,100	45,349
Valmont Industries, Inc.	4,000	245,440	3,467	212,735	1,851	113,577
Vestas Wind Systems A/S (Denmark) (NON)	6,230	371,902	5,219	311,550	2,994	178,728
Vinci SA (France)	6,417	271,376	5,294	223,884	3,073	129,958
Wabtec Corp.	14,484	575,739	10,920	434,070	3,859	153,395
WESCO International, Inc. (NON)	18,210	350,178	13,425	258,163	4,836	92,996
		67,885,092		49,828,453		21,299,850

Communication services		4.5%		3.2%		2.1%
AboveNet, Inc. (NON)	150	4,350	--	--	75	2,175
Adelphia Recovery Trust Ser. ACC-1 (NON)	194,250	7,770	262,238	10,490	121,406	4,856
Airvana, Inc. (NON)	28,723	175,785	21,680	132,682	7,650	46,818
America Movil SAB de CV ADR Ser. L (Mexico)	59,274	1,836,901	--	--	--	--
AT&T, Inc. (SEG)	309,506	8,820,958	258,713	7,373,321	108,191	3,083,407
Atlantic Tele-Network, Inc.	13,242	351,575	9,845	261,385	3,480	92,394
Belgacom SA (Belgium)	12,385	474,401	6,993	267,863	2,239	85,764
Carphone Warehouse Group PLC (The) (United Kingdom)	196,748	259,116	111,082	146,294	35,557	46,828
China Mobile, Ltd. (Hong Kong)	192,500	1,951,796	--	--	--	--
China Mobile, Ltd. ADR (Hong Kong)	5,300	269,505	--	--	--	--
Chunghwa Telecom Co., Ltd. (Taiwan)	521,000	832,924	--	--	--	--
Cincinnati Bell, Inc. (NON)	116,280	224,420	81,893	158,053	30,800	59,444
Comcast Corp. Special Class A	89,866	1,516,938	75,118	1,267,992	31,413	530,251
DirecTV Group, Inc. (The) (NON)	144,763	3,316,520	121,007	2,772,270	50,603	1,159,315
DISH Network Corp. Class A (NON)	44,744	496,211	37,402	414,788	15,641	173,459
Embarq Corp.	22,242	799,822	18,593	668,604	7,775	279,589
Empressa Nacional de Telecomunicaciones SA (Chile)	60,489	656,765	--	--	--	--
France Telecom SA (France)	221,006	6,207,817	129,984	3,651,108	46,072	1,294,112
Globe Telecom, Inc. (Philippines)	39,510	643,675	--	--	--	--
InterDigital, Inc. (NON)	12,005	330,138	8,909	244,998	3,069	84,398
j2 Global Communications, Inc. (NON)	16,003	320,700	11,917	238,817	4,091	81,984
KDDI Corp. (Japan)	921	6,545,279	570	4,050,824	224	1,591,903
Koninklijke (Royal) KPN NV (Netherlands)	44,680	650,625	36,860	536,751	21,399	311,610
KT Freetel Co., Ltd. (South Korea) (NON)	20,140	500,015	16,620	412,624	9,770	242,560
Liberty Global, Inc. Class A (NON)	91,119	1,450,614	76,166	1,212,563	31,851	507,068
Mobile Telesystems ADR (Russia)	27,100	723,028	--	--	--	--
MTN Group, Ltd. (South Africa)	109,690	1,275,757	--	--	--	--
Nice Systems, Ltd. ADR (Israel) (NON)	13,249	297,705	9,665	217,173	3,387	76,106
NII Holdings, Inc. (NON)	63,164	1,148,322	52,799	959,886	22,080	401,414
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	1,144	6,134,891	703	3,769,955	277	1,485,459
Novatel Wireless, Inc. (NON)	19,646	91,157	14,524	67,391	5,022	23,302
NTELOS Holdings Corp.	12,399	305,759	9,163	225,960	3,170	78,172
NTT DoCoMo, Inc. (Japan)	87	171,125	72	141,621	43	84,579
Partner Communications Co., Ltd. (Israel)	35,535	580,064	--	--	--	--
Premiere Global Services, Inc. (NON)	31,279	269,312	23,242	200,114	7,996	68,846
PT Telekomunikasi (Indonesia)	549,000	358,721	--	--	--	--
Qatar Telecom Q-Tel QSC (Qatar)	15,000	451,112	--	--	--	--
Rogers Communications Class B (Canada)	4,414	133,049	3,700	111,527	2,159	65,078
Swisscom AG (Switzerland)	1,066	341,779	883	283,106	510	163,515

Syniverse Holdings, Inc. (NON)	18,494	220,818	13,602	162,408	4,728	56,452
Taiwan Mobile Co., Ltd. (Taiwan)	266,000	396,112	221,000	329,100	131,000	195,078
Telecomunicacoes de Sao Paulo SA ADR (Brazil)	20,600	399,846	--	--	--	--
Telefonica SA (Spain)	71,335	1,605,738	48,167	1,084,230	21,789	490,466
Telekom Austria AG (Austria)	14,377	208,681	8,118	117,832	2,599	37,724
Telekomunikasi Indonesia Tbk PT ADR (Indonesia)	13,346	334,584	--	--	--	--
Telephone and Data Systems, Inc.	13,410	425,768	11,210	355,918	4,687	148,812
Verizon Communications, Inc.	276,055	9,358,265	230,752	7,822,493	96,498	3,271,282
Vodafone Group PLC (United Kingdom)	450,008	918,929	371,376	758,360	221,086	451,464
		64,795,142		40,428,501		16,775,684

Conglomerates		1.3%		1.1%		0.7%
3M Co.	67,946	3,909,613	56,796	3,268,042	23,751	1,366,633
Ansell, Ltd. (Australia)	66,320	594,491	37,444	335,647	11,986	107,442
Bouygues SA (France)	71,844	3,053,782	40,563	1,724,160	12,984	551,895
Danaher Corp.	4,885	276,540	4,096	231,875	2,357	133,430
General Electric Co. (SEG)	248,513	4,025,911	207,730	3,365,226	86,871	1,407,310
Hutchison Whampoa, Ltd. (Hong Kong)	106,000	534,716	60,000	302,670	19,000	95,845
Itochu Corp. (Japan)	299,000	1,496,821	169,000	846,029	54,000	270,329
Marubeni Corp. (Japan)	147,000	559,047	83,000	315,652	27,000	102,682
Silex Systems, Ltd. (Australia) (NON)	17,131	35,687	14,931	31,104	7,919	16,497
Vivendi SA (France)	133,275	4,357,385	90,706	2,965,605	41,901	1,369,940
Walter Industries, Inc.	19,213	336,420	16,140	282,611	6,943	121,572
		19,180,413		13,668,621		5,543,575

Consumer cyclicals		4.7%		3.9%		2.4%
Aeropostale, Inc. (NON)	13,277	213,760	9,695	156,090	3,429	55,207
Aisin Seiki Co., Ltd. (Japan)	36,400	515,444	20,600	291,707	6,600	93,460
Amazon.com, Inc. (NON)	2,490	127,687	2,150	110,252	1,158	59,382
Bayerische Motoren Werke (BMW) AG (Germany)	10,621	327,851	8,840	272,875	5,218	161,070
Blue Nile, Inc. (NON)	7,758	189,993	5,820	142,532	2,070	50,694
Bridgestone Corp. (Japan)	166,900	2,501,122	94,200	1,411,658	30,200	452,570
Brink's Co. (The)	15,908	427,607	13,298	357,450	5,560	149,453
Buckle, Inc. (The)	27,768	605,898	20,520	447,746	7,312	159,548
Casey's General Stores, Inc.	11,030	251,153	7,754	176,559	2,900	66,033
Cash America International, Inc.	10,158	277,821	7,463	204,113	2,639	72,177
Charlotte Russe Holding, Inc. (NON)	18,392	119,364	13,330	86,512	4,900	31,801
Chemed Corp.	7,212	286,821	5,345	212,571	1,927	76,637
Coach, Inc. (NON)	136,234	2,829,580	113,878	2,365,246	47,622	989,109
Compass Group PLC (United Kingdom)	38,443	193,510	32,535	163,771	17,528	88,230
Consolidated Graphics, Inc. (NON)	9,554	216,303	7,213	163,302	2,550	57,732
CTC Media, Inc. (Russia) (NON)	44,118	211,766	36,879	177,019	15,422	74,026
Daily Mail and General Trust Class A (United Kingdom)	67,920	268,852	38,347	151,791	12,275	48,589
DaimlerChrysler AG (Germany)	14,091	537,659	11,628	443,680	6,922	264,117
De La Rue PLC (United Kingdom)	23,243	308,445	19,048	252,775	11,379	151,004
Deckers Outdoor Corp. (NON)	4,749	379,303	3,554	283,858	1,238	98,879
Deluxe Corp.	19,582	292,947	14,602	218,446	5,178	77,463
Desarrolladora Homex SA de CV ADR (Mexico) (NON)	37,500	856,125	--	--	--	--
Dolby Laboratories, Inc. Class A (NON)	37,100	1,215,396	31,012	1,015,953	12,968	424,832
Dollar Tree, Inc. (NON)	39,268	1,641,402	32,825	1,372,085	13,726	573,747
Dreamworks Animation SKG, Inc. Class A (NON)	9,219	232,872	6,799	171,743	2,371	59,891
Dress Barn, Inc. (NON)	25,055	269,091	18,589	199,646	6,692	71,872
Emergency Medical Services Corp. Class A (NON)	9,558	349,918	6,943	254,183	2,500	91,525
Exide Technologies (NON)	35,791	189,334	29,727	157,256	17,057	90,232
Experian Group, Ltd. (Ireland)	59,979	381,009	33,864	215,117	10,840	68,860
EZCORP, Inc. Class A (NON)	56,174	854,407	41,473	630,804	14,576	221,701
FamilyMart Co., Ltd. (Japan)	11,600	502,815	9,600	416,122	5,700	247,073
Fiat SpA (Italy)	321,786	2,105,735	181,678	1,188,883	58,154	380,554
Foot Locker, Inc.	88,051	646,294	73,602	540,239	30,779	225,918
Geberit International AG (Switzerland)	4,091	437,706	3,433	367,305	1,975	211,310
Genesco, Inc. (NON)	14,921	252,463	11,122	188,184	3,950	66,834
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	51,651	1,492,170	29,161	842,446	9,334	269,654
Grupo Televisa SA de CV ADR (Mexico)	44,000	657,360	--	--	--	--
Guangdong Investment, Ltd. (Hong Kong)	666,000	268,973	548,000	221,317	316,000	127,621
Gymboree Corp. (The) (NON)	12,761	332,934	9,456	246,707	3,262	85,106
Hackett Group, Inc. (The) (NON)	61,662	180,053	46,550	135,926	16,450	48,034
Hasbro, Inc.	51,639	1,506,310	43,166	1,259,152	18,051	526,548
Healthcare Services Group, Inc.	13,039	207,711	9,696	154,457	3,428	54,608
Hillenbrand, Inc.	18,162	302,942	13,578	226,481	4,783	79,780
Home Retail Group (United Kingdom)	59,097	183,870	33,366	103,812	10,681	33,232
Honda Motor Co., Ltd. (Japan)	15,500	335,413	12,800	276,986	7,500	162,297
Hyundai Department Store Co., Ltd. (South Korea)	10,892	537,980	--	--	--	--
ICF International, Inc. (NON)	12,839	315,454	9,478	232,874	3,282	80,639
Jakks Pacific, Inc. (NON)	16,069	331,503	11,779	243,001	4,314	88,998
Jos. A. Bank Clothiers, Inc. (NON)	9,331	244,006	6,624	173,218	2,437	63,728
Landauer, Inc.	11,779	863,401	8,769	642,768	3,427	251,199
Lennox International, Inc.	13,189	425,873	9,837	317,637	3,489	112,660
LG Corp. (South Korea)	30,399	1,060,489	3,660	127,682	2,150	75,004
Lions Gate Entertainment Corp. (Canada) (NON)	38,027	209,149	28,440	156,420	10,190	56,045
LVMH Moet Hennessy Louis Vuitton SA (France)	5,847	394,491	4,846	326,954	2,798	188,778
M.D.C. Holdings, Inc.	19,767	598,940	16,524	500,677	6,909	209,343
Manpower, Inc.	15,542	528,273	12,992	441,598	5,433	184,668
Marvel Entertainment, Inc. (NON)	15,195	467,246	11,230	345,323	3,884	119,433
Mattel, Inc.	87,594	1,401,504	73,220	1,171,520	30,619	489,904
Mediaset SpA (Italy)	292,271	1,680,256	170,587	980,699	54,380	312,629
Morningstar, Inc. (NON)	10,780	382,690	9,012	319,926	3,768	133,764
NBTY, Inc. (NON)	47,127	737,538	39,394	616,516	16,474	257,818
Next PLC (United Kingdom)	90,986	1,444,948	52,956	840,994	18,259	289,971
Nintendo Co., Ltd. (Japan)	1,300	498,354	1,100	421,684	600	230,009
Nissha Printing Co., Ltd. (Japan)	8,200	325,510	6,800	269,935	3,900	154,816
Panasonic Corp. (Japan)	117,000	1,462,825	70,000	875,195	25,000	312,570
Perry Ellis International, Inc. (NON)	16,930	107,336	12,824	81,304	4,534	28,746
Phillips-Van Heusen Corp.	20,281	408,257	14,800	297,924	5,303	106,749
PRG-Schultz International, Inc. (NON)	14,321	58,430	10,675	43,554	3,815	15,565
RadioShack Corp.	61,038	728,794	51,022	609,203	21,336	254,752
Reed Elsevier PLC (United Kingdom)	59,841	442,435	48,983	362,156	29,306	216,674
Rent-A-Center, Inc. (NON)	19,193	338,756	14,336	253,030	5,068	89,450
SECOM Co., Ltd. (Japan)	10,900	560,208	9,000	462,557	5,200	267,255
Sony Corp. (Japan)	43,700	947,904	24,700	535,772	7,900	171,360
Standard Parking Corp. (NON)	11,135	215,351	8,364	161,760	2,977	57,575
Stantec, Inc. (Canada) (NON)	10,798	268,193	8,992	223,337	5,173	128,483
Steinway Musical Instruments, Inc. (NON)	9,996	175,030	7,382	129,259	2,677	46,874
Steven Madden, Ltd. (NON)	28,542	608,515	21,223	452,474	7,441	158,642
Swire Pacific, Ltd. (Hong Kong)	287,500	1,993,549	162,500	1,126,788	52,000	360,572
Tenneco Automotive, Inc. (NON)	28,015	82,644	24,500	72,275	12,935	38,158
Thomas Cook Group PLC (United Kingdom)	597,984	1,553,203	355,375	923,051	113,982	296,057
Time Warner Cable, Inc. Class A (NON)	58	1,244	79	1,695	36	772
Time Warner, Inc.	363,502	3,656,830	303,848	3,056,711	127,066	1,278,284
TJX Cos., Inc. (The)	39,982	822,430	33,422	687,491	13,976	287,486
Toro Co. (The)	29,607	977,031	23,897	788,601	9,502	313,566
Toyota Industries Corp. (Japan)	13,500	288,606	11,000	235,160	6,600	141,096
Toyota Motor Corp. (Japan)	7,700	251,488	4,300	140,441	1,400	45,725
Tractor Supply Co. (NON)	3,923	141,777	2,940	106,252	1,050	37,947
True Religion Apparel, Inc. (NON)	15,125	188,155	11,000	136,840	3,940	49,014
TUI Travel PLC (United Kingdom)	149,482	512,573	84,397	289,397	27,015	92,634
Urban Outfitters, Inc. (NON)	70,896	1,062,022	59,262	887,745	24,782	371,234
Valeo SA (France)	47,613	710,885	26,882	401,361	8,605	128,477
Vertis Holdings, Inc. (F)(NON)	9,156	9	9,315	9	4,364	4
Volkswagen AG (Germany)	550	193,480	446	156,895	264	92,870
Wal-Mart Stores, Inc. (SEG)	121,429	6,807,310	101,502	5,690,202	42,447	2,379,579
Walt Disney Co. (The)	64,665	1,467,249	54,054	1,226,485	22,604	512,885
Warnaco Group, Inc. (The) (NON)	19,446	381,725	14,365	281,985	5,168	101,448
Wheelock and Co., Ltd. (Hong Kong)	131,000	290,211	74,000	163,936	24,000	53,168
Wiley (John) & Sons, Inc. Class A	14,090	501,322	11,779	419,097	4,925	175,232
Wolverine World Wide, Inc.	27,912	587,268	20,644	434,350	7,280	153,171
WPP PLC (United Kingdom)	79,860	472,209	65,905	389,694	39,234	231,989
		68,198,048		48,508,169		19,693,879

Consumer staples		7.9%		6.8%		4.4%
AFC Enterprises (NON)	35,344	165,763	26,130	122,550	9,465	44,391
Alberto-Culver Co.	5,548	135,981	4,058	99,462	1,457	35,711
Altria Group, Inc. (SEG)	99,749	1,502,220	83,380	1,255,703	34,868	525,112
Archer Daniels Midland Co.	85,692	2,470,500	71,630	2,065,093	29,954	863,574
Aryzta AG (Switzerland) (NON)	17,022	548,825	11,757	379,070	3,799	122,488
BAT Industries PLC (United Kingdom)	28,627	754,509	23,650	623,332	13,706	361,243
Bidz.com, Inc. (NON)	36,599	168,355	27,520	126,592	9,770	44,942
BJ's Wholesale Club, Inc. (NON)	46,859	1,605,389	38,387	1,315,139	15,775	540,452
Boston Beer Co., Inc. Class A (NON)	6,309	179,176	4,627	131,407	1,703	48,365
Brinker International, Inc.	17,972	189,425	13,520	142,501	4,800	50,592
Britvic PLC (United Kingdom)	132,596	513,200	109,897	425,346	63,464	245,631
Bunge, Ltd.	28,986	1,500,605	24,230	1,254,387	10,132	524,534
Cal-Maine Foods, Inc.	5,524	158,539	4,014	115,202	1,440	41,328
Campbell Soup Co.	21,682	650,677	18,124	543,901	7,579	227,446
CEC Entertainment, Inc. (NON)	9,470	229,648	6,666	161,651	2,490	60,383
Chaoda Modern Agriculture (Hong Kong)	1,602,080	1,031,375	--	--	--	--
Chattem, Inc. (NON)	6,630	474,244	4,933	352,857	1,707	122,102

China Green Holdings, Ltd. (Hong Kong)	747,000	597,125	--	--	--	--
Clorox Co.	53,717	2,984,517	44,903	2,494,811	18,777	1,043,250
Coca-Cola Co. (The)	29,330	1,327,769	24,517	1,109,885	10,252	464,108
Colgate-Palmolive Co. (SEG)	61,539	4,217,883	51,441	3,525,766	21,511	1,474,364
Colruyt SA (Belgium)	9,498	2,042,652	7,200	1,548,441	2,328	500,663
Companhia de Bebidas das Americas (AmBev) ADR (Brazil)	19,000	841,890	--	--	--	--
Constellation Brands, Inc. Class A (NON)	62,164	980,326	51,963	819,457	21,730	342,682
Corn Products International, Inc.	33,207	958,022	27,758	800,818	11,607	334,862
Cosan, Ltd. Class A (Brazil) (NON)	76,554	264,877	67,200	232,512	35,306	122,159
Dean Foods Co. (NON)	65,613	1,179,066	54,846	985,583	22,935	412,142
DeVry, Inc.	9,149	525,244	7,648	439,072	3,198	183,597
Domino's Pizza, Inc. (NON)	19,651	92,556	14,736	69,407	5,209	24,534
Dr. Pepper Snapple Group, Inc. (NON)	42,628	692,705	35,633	579,036	14,901	242,141
Einstein Noah Restaurant Group, Inc. (NON)	18,718	107,629	13,980	80,385	4,823	27,732
Energizer Holdings, Inc. (NON)	22,738	1,231,035	19,345	1,047,338	8,843	478,760
Estee Lauder Cos., Inc. (The) Class A	31,682	980,875	26,094	807,870	11,075	342,882
Fomento Economico Mexicano SA de CV ADR (Mexico)	24,000	723,120	--	--	--	--
Fresh Del Monte Produce, Inc. (Cayman Islands) (NON)	15,217	341,165	10,784	241,777	3,983	89,299
Groupe Danone (France)	4,748	287,772	4,015	243,345	2,157	130,734
Heineken Holding NV (Netherlands)	30,464	875,817	17,199	494,458	5,505	158,265
Heineken NV (Netherlands)	62,565	1,930,311	35,323	1,089,817	11,306	348,823
Herbalife, Ltd. (Cayman Islands)	54,018	1,171,110	43,459	942,191	17,790	385,687
InBev NV (Belgium)	94,317	2,195,880	53,251	1,239,785	17,046	396,864
InBev NV 144A (Belgium)	29,564	688,307	26,155	608,938	15,219	354,327
Inchcape PLC (United Kingdom)	197,814	106,630	158,176	85,263	50,885	27,429
ITT Educational Services, Inc. (NON)	28,947	2,749,386	23,805	2,260,999	9,695	920,831
Japan Tobacco, Inc. (Japan)	124	409,710	102	337,020	62	204,855
Jardine Cycle & Carriage, Ltd. (Singapore)	37,000	246,656	21,000	139,994	7,000	46,665
KAO Corp. (Japan)	152,000	4,592,879	93,000	2,810,116	36,000	1,087,787
Kerry Group PLC Class A (Ireland)	94,475	1,730,128	69,867	1,279,480	22,564	413,216
Kimberly-Clark de Mexico SAB de CV Class A (Mexico)	180,700	604,524	--	--	--	--
Koninklijke Ahold NV (Netherlands)	320,296	3,953,167	204,733	2,526,862	85,610	1,056,618
Kraft Foods, Inc. Class A	66,288	1,779,833	55,410	1,487,759	23,172	622,168
Kroger Co.	126,463	3,339,888	105,710	2,791,801	44,206	1,167,480
KT&G Corp. (South Korea)	5,286	329,885	4,363	272,283	2,596	162,009
Lawson, Inc. (Japan)	7,900	454,607	6,600	379,798	3,800	218,672
Lion Nathan, Ltd. (Australia)	52,255	305,549	29,502	172,506	9,443	55,216
McDonald's Corp.	96,662	6,011,410	80,800	5,024,952	33,789	2,101,338
MWI Veterinary Supply, Inc. (NON)	9,958	268,468	7,477	201,580	2,545	68,613
Nash Finch Co.	23,287	1,045,353	16,926	759,808	6,128	275,086
Nestle SA (Switzerland)	91,368	3,576,351	74,966	2,934,340	44,717	1,750,325
Netflix, Inc. (NON)	8,164	244,022	5,942	177,606	2,127	63,576
New Oriental Education & Technology Group ADR (China)
(NON)	4,611	253,190	3,365	184,772	1,179	64,739
Pepsi Bottling Group, Inc. (The)	109,924	2,474,389	91,885	2,068,331	38,425	864,947
PepsiCo, Inc. (SEG)	67,743	3,710,284	56,627	3,101,461	23,680	1,296,954
Philip Morris International, Inc. (SEG)	111,306	4,842,924	92,924	4,043,123	40,337	1,755,063
Prestige Brands Holdings, Inc. (NON)	38,492	406,091	28,676	302,532	10,258	108,222
Procter & Gamble Co. (The)	138,223	8,544,946	115,540	7,142,683	48,317	2,986,957
Reckitt Benckiser PLC (United Kingdom)	26,624	1,006,107	21,880	826,834	13,059	493,493
Reynolds American, Inc.	10,150	409,147	8,485	342,030	3,548	143,020
Robert Half International, Inc.	54,270	1,129,901	45,364	944,478	18,970	394,955
Safeway, Inc.	171,080	4,066,572	143,004	3,399,205	59,803	1,421,517
Sodexho Alliance SA (France)	5,471	304,039	4,505	250,356	2,631	146,212
Spartan Stores, Inc.	33,774	785,246	25,235	586,714	8,903	206,995
Suedzucker AG (Germany)	73,660	1,130,214	41,588	638,112	13,312	204,255
SunOpta, Inc. (Canada) (NON)	32,000	50,240	27,900	43,803	14,800	23,236
Swedish Match AB (Sweden)	81,060	1,171,677	45,765	661,508	14,649	211,743
Toyo Suisan Kaisha, Ltd. (Japan)	148,000	4,244,573	94,000	2,695,877	39,000	1,118,502
Tyson Foods, Inc. Class A	81,896	717,409	68,457	599,683	28,627	250,773
Wolseley PLC (United Kingdom)	147,104	831,969	83,054	469,725	26,585	150,356
Woolworths, Ltd. (Australia)	224,499	4,256,572	126,750	2,403,220	40,572	769,258
Yum! Brands, Inc.	88,889	2,800,004	74,302	2,340,513	31,072	978,768
		114,400,024		85,202,012		35,548,018

Energy		7.8%		6.6%		4.3%
Alpha Natural Resources, Inc. (NON)	27,581	446,536	23,102	374,021	9,875	159,876
Arch Coal, Inc.	3,510	57,178	3,230	52,617	1,714	27,921
Areva SA (France)	149	73,478	130	64,109	69	34,027
Aventine Renewable Energy Holdings, Inc. (NON)	41,678	27,091	36,385	23,650	19,603	12,742
Ballard Power Systems, Inc. (Canada) (NON)	43,013	48,605	39,800	44,974	21,146	23,895
Basic Energy Services, Inc. (NON)	28,356	369,762	21,121	275,418	7,605	99,169
BG Group PLC (United Kingdom)	77,171	1,086,812	63,669	896,661	37,208	524,007
BP PLC (United Kingdom)	526,327	4,090,790	352,964	2,743,355	161,666	1,256,523
Bronco Energy, Ltd. (Canada) (NON)	10,513	10,999	9,069	9,488	4,886	5,112
Callon Petroleum Co. (NON)	17,150	44,590	12,930	33,618	4,570	11,882
Canadian Oil Sands Trust (Unit) (Canada)	8,080	140,446	6,971	121,170	3,755	65,269
Canadian Solar, Inc. (China) (NON)	5,180	33,463	4,700	30,362	2,408	15,556
Centennial Coal Co., Ltd. (Australia)	26,667	63,404	23,103	54,930	12,254	29,135
Chevron Corp. (SEG)	178,458	13,200,538	149,172	11,034,253	62,382	4,614,397
China Coal Energy Co. (China)	222,000	179,407	196,000	158,395	103,000	83,238
China Petroleum & Chemical Corp. (China)	3,221,000	1,984,385	962,000	592,666	578,000	356,093
China Shenhua Energy Co., Ltd. (China)	438,000	939,311	128,500	275,574	68,000	145,829
China Sunergy Co., Ltd. ADR (China) (NON)	9,513	37,576	8,368	33,054	4,508	17,807
CNOOC, Ltd. (Hong Kong)	530,000	503,673	--	--	--	--
Compagnie Generale de Geophysique-Veritas SA (France)
(NON)	130,703	1,959,892	73,793	1,106,526	23,620	354,182
Complete Production Services, Inc. (NON)	15,061	122,747	11,008	89,715	3,850	31,378
Comstock Resources, Inc. (NON)	8,954	423,077	6,714	317,237	2,407	113,731
Connacher Oil and Gas, Ltd. (Canada) (NON)	33,520	20,434	28,917	17,628	15,579	9,497
ConocoPhillips (SEG)	99,179	5,137,472	82,903	4,294,375	34,669	1,795,854
CONSOL Energy, Inc.	2,926	83,625	2,579	73,708	1,368	39,097
Core Laboratories NV (Netherlands)	5,142	307,800	3,847	230,281	1,382	82,727
Covanta Holding Corp. (NON)	12,600	276,696	11,000	241,560	5,800	127,368
CVR Energy, Inc. (NON)	27,412	109,648	20,540	82,160	7,380	29,520
Devon Energy Corp.	6,894	453,005	5,763	378,687	2,409	158,295
Dresser-Rand Group, Inc. (NON)	89,740	1,548,015	75,014	1,293,992	31,369	541,115
EDP Renovaveis SA (Spain) (NON)	29,567	207,927	25,048	176,148	14,372	101,070
Energy XXI Bermuda, Ltd. (Bermuda)	85,814	67,793	64,141	50,671	22,066	17,432
ENI SpA (Italy)	161,462	3,782,414	91,160	2,135,517	29,180	683,572
ENSCO International, Inc.	36,723	1,042,566	30,698	871,516	12,837	364,442
Evergreen Energy, Inc. (NON)	76,800	22,272	66,900	19,401	35,500	10,295
Evergreen Solar, Inc. (NON)	19,963	63,682	17,300	55,187	9,133	29,134
Exxon Mobil Corp. (SEG)	331,210	26,440,494	276,855	22,101,335	115,778	9,242,558
Felix Resources, Ltd. (Australia)	8,735	55,152	7,552	47,683	4,006	25,294
First Solar, Inc. (NON)	10,539	1,453,960	8,859	1,222,188	4,261	587,848
Foundation Coal Holdings, Inc.	2,197	30,802	1,909	26,764	1,013	14,202
FuelCell Energy, Inc. (NON)	43,107	167,255	37,437	145,256	19,857	77,045
Gamesa Corp Tecnologica SA (Spain)	12,001	218,596	10,141	184,717	5,819	105,992
Gazprom (Russia)	323,990	1,199,422	--	--	--	--
GT Solar International, Inc. (NON)	8,826	25,507	7,614	22,004	4,102	11,855
Gushan Environmental Energy, Ltd. ADR (China)	45,100	82,984	39,300	72,312	20,800	38,272
Halliburton Co.	12,158	221,032	10,163	184,763	4,249	77,247
Headwaters, Inc. (NON)	39,342	265,559	34,318	231,647	18,490	124,808
Hess Corp.	13,333	715,182	11,145	597,818	4,660	249,962
Hidili Industry International Development, Ltd. (China)	79,000	25,248	72,000	23,011	38,000	12,145
Iberdrola Renovables SA (Spain) (NON)	72,086	312,973	60,101	260,938	34,486	149,727
Inpex Holdings, Inc. (Japan)	31	244,378	25	197,079	15	118,247
International Coal Group, Inc. (NON)	11,614	26,712	10,397	23,913	5,515	12,685
ION Geophysical Corp. (NON)	51,894	177,996	38,544	132,206	13,265	45,499
JA Solar Holdings Co., Ltd. ADR (China) (NON)	23,391	102,219	19,619	85,735	11,257	49,193
James River Coal Co. (NON)	2,384	36,547	2,069	31,718	1,097	16,817
Key Energy Services, Inc. (NON)	36,491	160,925	27,360	120,658	9,760	43,042
LDK Solar Co., Ltd. ADR (China) (NON)	6,355	83,378	5,530	72,554	2,980	39,098
Lukoil (Russia)	35,264	1,141,811	--	--	--	--
MacArthur Coal, Ltd. (Australia)	7,881	17,120	7,149	15,529	3,792	8,237
Marathon Oil Corp.	189,785	5,192,518	158,640	4,340,390	66,341	1,815,090
Mariner Energy, Inc. (NON)	24,109	245,912	17,762	181,172	6,163	62,863
Massey Energy Co. (SEG)	69,212	954,433	58,081	800,937	24,543	338,448
McMoRan Exploration Co. (NON)	14,123	138,405	10,411	102,028	3,606	35,339
Nexen, Inc. (Canada)	21,840	385,920	18,040	318,773	10,726	189,532
Noble Corp.	27,449	606,348	22,945	506,855	9,595	211,954
Occidental Petroleum Corp. (SEG)	52,766	3,165,432	44,108	2,646,039	18,445	1,106,516
Oil States International, Inc. (NON)	7,031	131,409	5,131	95,898	1,797	33,586
OPTI Canada, Inc. (Canada) (NON)	11,597	17,196	10,005	14,836	5,390	7,992
Patriot Coal Corp. (NON)	2,650	16,563	2,214	13,838	1,174	7,338
Patterson-UTI Energy, Inc.	45,293	521,322	37,861	435,780	15,832	182,226
Peabody Energy Corp.	4,066	92,502	3,557	80,922	1,887	42,929
Petroleo Brasileiro SA ADR (Brazil)	46,883	1,148,165	6,100	149,389	3,730	91,348
Petroleo Brasileiro SA ADR (Preference) (Brazil)	77,520	1,582,183	--	--	--	--
Petroleum Geo-Services ASA (Norway) (NON)	23,150	95,141	19,850	81,579	10,450	42,947
Q-Cells AG (Germany) (NON)	3,603	131,306	3,022	110,132	1,734	63,193
Queensland Gas Co., Ltd. (Australia) (F)(NON)	15,061	61,357	12,423	50,610	7,129	29,043
Renewable Energy Corp. AS (Norway) (NON)	16,974	160,722	14,031	132,855	8,051	76,232
Repsol YPF SA (Spain)	30,684	656,277	17,324	370,530	5,546	118,619
Riversdale Mining, Ltd. (Australia) (NON)	16,492	28,506	14,907	25,766	7,606	13,147
Rosetta Resources, Inc. (NON)	22,613	160,100	16,373	115,921	6,143	43,492
Royal Dutch Shell PLC Class A (Netherlands)	51,588	1,367,895	29,127	772,325	9,324	247,233

Royal Dutch Shell PLC Class B (Netherlands)	196,718	5,022,013	118,626	3,028,403	44,559	1,137,547
Sasol, Ltd. ADR (South Africa)	7,679	232,904	6,800	206,244	3,552	107,732
Solar Millennium AG (Germany) (NON)	3,273	56,186	2,840	48,753	1,507	25,870
Solarfun Power Holdings Co., Ltd. ADR (China) (NON)	9,670	48,447	9,026	45,220	4,863	24,364
Solaria Energia y Medio Ambiente SA (Spain) (NON)	11,927	32,479	10,629	28,945	5,566	15,157
StatoilHydro ASA (Norway)	254,261	4,216,774	154,584	2,563,688	58,893	976,707
Stone Energy Corp. (NON)	12,182	134,246	8,971	98,860	3,178	35,022
Suncor Energy, Inc. (Canada)	8,780	171,210	7,574	147,693	4,081	79,580
Sunoco, Inc.	59,408	2,581,872	49,660	2,158,224	20,767	902,534
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	6,872	80,402	6,000	70,200	3,177	37,171
Swift Energy Co. (NON)	10,461	175,849	7,653	128,647	2,705	45,471
Tesoro Corp.	117,075	1,541,878	97,862	1,288,843	40,925	538,982
Theolia SA (France) (NON)	13,828	59,285	11,999	51,443	6,377	27,340
Tidewater, Inc.	99,016	3,987,374	82,767	3,333,027	34,612	1,393,825
Total SA (France)	24,474	1,339,881	20,239	1,108,027	11,876	650,177
Trico Marine Services, Inc. (NON)	14,260	63,742	10,622	47,480	3,796	16,968
Trina Solar, Ltd. ADR (China) (NON)	4,397	40,848	3,800	35,302	2,028	18,840
UK Coal PLC (United Kingdom) (NON)	13,973	20,671	12,125	17,937	6,481	9,588
Unit Corp. (NON)	27,679	739,583	22,418	599,009	8,940	238,877
UTS Energy Corp. (Canada) (NON)	40,889	26,947	35,274	23,247	19,004	12,524
Vaalco Energy, Inc. (NON)	36,514	271,664	25,744	191,535	9,691	72,101
Valero Energy Corp.	51,281	1,109,721	42,866	927,620	17,925	387,897
VeraSun Energy Corp. (NON)	37,394	2,244	31,589	1,895	17,019	1,021
W&T Offshore, Inc.	9,236	132,260	6,920	99,094	2,470	35,370
Willbros Group, Inc. (Panama) (NON)	15,575	131,920	11,278	95,525	4,150	35,151
Yanzhou Coal Mining Co., Ltd. (China)	158,000	117,571	134,000	99,712	70,000	52,088
Yingli Green Energy Holding Co., Ltd. ADR (China) (NON)	59,930	365,573	50,196	306,196	28,729	175,247
		111,735,517		82,149,796		34,833,178

Financials		9.4%		7.4%		4.6%
3i Group PLC (United Kingdom)	261,930	1,046,708	147,884	590,964	47,337	189,165
ACE, Ltd. (Switzerland)	16,100	852,012	13,259	701,666	7,898	417,962
Advanta Corp. Class B	47,732	99,760	35,566	74,333	12,573	26,278
Agree Realty Corp. (R)	11,156	202,258	8,435	152,927	2,982	54,064
Aldar Properties PJSC (United Arab Emirates)	622,701	673,071	--	--	--	--
Allianz SE (Germany)	12,745	1,372,758	9,195	990,389	4,669	502,896
Allied Irish Banks PLC (Ireland)	323,717	790,563	182,767	446,343	58,502	142,870
Allied World Assurance Company Holdings, Ltd. (Bermuda)	7,228	293,457	5,466	221,920	1,932	78,439
Alpha Bank AE (Greece)	22,321	210,529	18,056	170,302	10,966	103,430
American Equity Investment Life Holding Co.	50,354	352,478	36,917	258,419	13,585	95,095
American Financial Group, Inc.	90,380	2,067,894	75,549	1,728,561	31,593	722,848
Ameriprise Financial, Inc.	73,029	1,705,957	61,045	1,426,011	25,528	596,334
Amerisafe, Inc. (NON)	24,768	508,487	18,524	380,298	6,548	134,430
Anglo Irish Bank Corp. PLC (Ireland)	466,307	112,460	263,272	63,494	84,271	20,324
Arbor Realty Trust, Inc (R)	19,676	58,044	14,876	43,884	5,259	15,514
Arch Capital Group, Ltd. (Bermuda) (NON)	21,385	1,499,089	17,876	1,253,108	7,475	523,998
Aspen Insurance Holdings, Ltd. (Bermuda)	17,716	429,613	13,232	320,876	4,677	113,417
Assured Guaranty, Ltd. (Bermuda)	16,761	191,075	12,486	142,340	4,476	51,026
Asta Funding, Inc. (SEG)	37,947	103,216	30,715	83,545	12,307	33,475
AXA SA (France)	49,768	1,114,233	41,109	920,370	25,232	564,908
Banco do Brasil SA (Brazil)	125,800	798,419	--	--	--	--
Banco Itau Holding Financeira SA ADR (Brazil)	80,400	932,640	--	--	--	--
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	41,562	596,830	30,912	443,896	10,945	157,170
Banco Santander Central Hispano SA (Spain)	101,691	985,563	83,922	813,351	49,960	484,200
Banco Santander Chile SA ADR (Chile)	13,300	465,899	--	--	--	--
Bank of America Corp. (SEG)	239,905	3,377,862	200,534	2,823,519	83,861	1,180,763
Bank of the Ozarks, Inc.	12,594	373,286	9,372	277,786	3,313	98,197
Barclays PLC (United Kingdom)	1,066,343	2,438,515	633,988	1,449,805	230,765	527,714
BlackRock, Inc.	5,267	706,568	4,404	590,797	1,841	246,970
BNP Paribas SA (France)	67,723	2,871,735	39,338	1,668,094	13,552	574,661
Cathay General Bancorp	12,085	287,019	8,969	213,014	3,170	75,288
Center Financial Corp.	30,603	188,821	22,791	140,620	8,147	50,267
China Life Insurance Co., Ltd. (China)	365,000	1,124,821	--	--	--	--
Chubb Corp. (The)	57,775	2,946,525	48,294	2,462,994	20,196	1,029,996
Citigroup, Inc. (SEG)	152,330	1,022,134	127,332	854,398	53,249	357,301
Commerzbank AG (Germany)	7,585	72,607	4,283	40,999	1,371	13,124
Conseco, Inc. (NON)	99,619	516,026	72,475	375,421	27,274	141,279
Corio NV (Netherlands)	23,252	1,070,617	13,127	604,420	4,202	193,477
Corporacion Mapfre SA (Spain)	508,040	1,729,562	286,835	976,496	91,814	312,570
Credit Saison Co., Ltd. (Japan)	12,700	174,955	7,200	99,187	2,300	31,685
Credit Suisse Group (Switzerland)	13,891	378,131	11,464	312,065	6,824	185,758
DBS Group Holdings, Ltd. (Singapore)	396,000	2,357,760	240,000	1,428,946	88,000	523,947
DBS Group Holdings, Ltd. (Rights) (Singapore) (F)(NON)	198,000	413,793	120,000	250,784	44,000	91,954
Deutsche Bank AG (Germany)	8,465	338,991	5,541	221,896	2,437	97,593
Dexia (Belgium)	165,533	748,208	93,459	422,434	29,915	135,216
Diamond Lease Co., Ltd. (Japan)	12,210	309,530	8,700	220,549	2,860	72,502
DnB Holdings ASA (Norway)	58,100	233,695	48,200	193,875	28,300	113,831
Entertainment Properties Trust (R)	9,577	285,395	7,137	212,683	2,559	76,258
Eurazeo (France)	12,144	572,465	6,856	323,190	2,479	116,859
Fairfax Financial Holdings, Ltd. (Canada)	1,941	623,602	1,581	507,941	935	300,395
FBL Financial Group, Inc. Class A	11,794	182,217	8,627	133,287	3,097	47,849
First Bancorp Puerto Rico (Puerto Rico)	36,631	408,069	27,133	302,262	9,776	108,905
Goldman Sachs Group, Inc. (The)	69,804	5,890,760	58,349	4,924,072	24,400	2,059,116
Governor & Co. of The Bank of Ireland (The) (Ireland)	703,385	832,282	397,124	469,898	127,116	150,410
Greenhill & Co., Inc.	1,683	117,423	1,216	84,840	449	31,327
Hallmark Financial Services, Inc. (NON)	26,220	229,949	18,584	162,982	6,860	60,162
HBOS PLC (United Kingdom)	176,917	182,130	99,886	102,829	31,973	32,915
HBOS PLC (Rights) (United Kingdom) (F)(NON)	244,835	36	202,114	29	62,099	9
Home Properties of NY, Inc. (R)	4,716	191,470	3,328	135,117	1,242	50,425
Housing Development Finance Corp. (India)	18,813	588,334	--	--	--	--
HSBC Holdings PLC (United Kingdom)	29,802	289,338	24,892	241,669	14,381	139,621
Huaku Development Co., Ltd. (Taiwan)	464,050	500,247	--	--	--	--
Industrial & Commercial Bank of China (China)	2,494,000	1,325,533	477,000	253,520	254,000	134,998
ING Canada, Inc. (Canada)	11,250	292,950	9,200	239,568	5,496	143,116
ING Groep NV (Netherlands)	113,971	1,196,374	72,111	756,962	29,662	311,367
Inland Real Estate Corp. (R)	20,881	271,035	15,646	203,085	5,531	71,792
Interactive Brokers Group, Inc. Class A (NON)	12,545	224,430	9,239	165,286	3,207	57,373
International Bancshares Corp.	18,241	398,201	13,604	296,975	4,849	105,854
Intesa Sanpaolo SpA (Italy)	92,985	328,383	75,873	267,950	45,682	161,329
Invesco, Ltd.	73,269	1,058,004	61,246	884,392	25,612	369,837
Investment Technology Group, Inc. (NON)	43,035	977,755	35,329	802,675	14,519	329,872
Investor AB Class B (Sweden)	216,090	3,283,488	122,003	1,853,836	39,053	593,410
Janus Capital Group, Inc.	109,485	879,165	91,518	734,890	38,272	307,324
JPMorgan Chase & Co.	235,674	7,430,801	196,998	6,211,347	82,382	2,597,504
KBC Groupe SA (Belgium)	59,349	1,800,166	33,508	1,016,360	10,726	325,340
Knight Capital Group, Inc. Class A (NON)	22,926	370,255	17,092	276,036	6,095	98,434
Lexington Corporate Properties Trust (R)	30,546	152,730	22,825	114,125	8,069	40,345
Link REIT (The) (Hong Kong) (R)	218,000	362,393	179,000	297,561	107,500	178,703
Lloyds Banking Group PLC (United Kingdom)	572,731	1,063,336	344,224	639,089	129,108	239,703
Lloyds Banking Group PLC (United Kingdom) (F)(NON)	34,137	5	28,344	4	16,376	2
Lloyds Banking Group PLC ADR (United Kingdom)	51,665	397,821	43,187	332,540	18,060	139,062
Loews Corp.	18,894	533,756	15,795	446,209	6,604	186,563
LTC Properties, Inc. (R)	24,001	486,740	17,022	345,206	6,267	127,095
Macquarie Bank, Ltd. (Australia)	9,510	196,428	5,370	110,917	1,719	35,506
Mastercard, Inc. Class A (SEG)	4,284	612,312	3,545	506,687	1,482	211,822
Meadowbrook Insurance Group, Inc.	30,900	198,996	21,784	140,289	8,201	52,814
Mitsubishi Estate Co., Ltd. (Japan)	4,000	65,820	4,000	65,820	2,000	32,910
Mitsubishi UFJ Financial Group, Inc. (Japan)	88,200	546,069	73,000	451,962	42,800	264,986
Mitsubishi UFJ Financial Group, Inc. 144A (Japan)	23,476	145,346	19,303	119,510	11,354	70,296
Morgan Stanley	66,146	1,060,982	55,292	886,884	23,122	370,877
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	1,693	267,170	1,403	221,405	810	127,825
National Bank of Canada (Canada)	9,200	237,219	7,200	185,650	4,300	110,874
National Health Investors, Inc. (R)	15,539	426,235	11,727	321,672	4,146	113,725
Nationale A Portefeuille (Belgium)	18,376	897,310	13,763	672,055	4,502	219,835
Nationwide Health Properties, Inc. (R)	19,052	547,173	15,926	457,395	6,659	191,246
Navigators Group, Inc. (NON)	5,509	302,499	4,024	220,958	1,449	79,565
Nordea AB (Sweden)	530,957	3,773,877	299,774	2,130,700	95,956	682,025
Northern Trust Corp.	9,594	500,231	8,021	418,215	3,353	174,825
NorthStar Realty Finance Corp. (R)	37,749	147,599	26,772	104,679	9,852	38,521
Old Mutual PLC (United Kingdom)	1,184,697	960,080	668,869	542,052	214,100	173,507
Old Second Bancorp, Inc.	33,427	387,753	24,857	288,341	8,796	102,034
Omega Healthcare Investors, Inc. (R)	25,999	415,204	19,564	312,437	6,916	110,449
optionsXpress Holdings, Inc.	10,715	143,152	7,909	105,664	2,739	36,593
ORIX Corp. (Japan)	14,390	815,826	8,130	460,922	2,600	147,404
Pacific Capital Bancorp.	12,335	208,215	9,282	156,680	3,281	55,383
Penson Worldwide, Inc. (NON)	9,315	70,980	6,839	52,113	2,470	18,821
Pico Holdings, Inc. (NON)	9,884	262,717	8,283	220,162	4,765	126,654
Platinum Underwriters Holdings, Ltd. (Bermuda)	11,631	419,646	8,653	312,200	3,059	110,369
PMA Capital Corp. Class A (NON)	36,100	255,588	26,465	187,372	9,500	67,260
Prudential PLC (United Kingdom)	50,009	308,838	41,542	256,549	23,784	146,882
PS Business Parks, Inc. (R)	15,388	687,228	11,348	506,802	3,966	177,122
Qatar National Bank SAQ (Qatar) (NON)	15,990	751,851	--	--	--	--
QBE Insurance Group, Ltd. (Australia)	19,814	366,008	11,186	206,630	3,580	66,131
Ramco-Gershenson Properties (R)	15,288	94,480	11,454	70,786	4,049	25,023
Royal Bank of Scotland Group PLC (United Kingdom)	657,042	481,804	458,998	336,580	223,630	163,986
S&T Bancorp, Inc.	7,568	268,664	5,472	194,256	2,069	73,450
Safety Insurance Group, Inc.	5,297	201,604	3,945	150,147	1,413	53,779

Sai-Soc Assicuratrice Industriale SpA (SAI) (Italy)	44,825	819,078	25,308	462,448	8,101	148,028
Sampo OYJ Class A (Finland)	20,957	393,087	17,290	324,306	10,038	188,281
Sandy Spring Bancorp, Inc.	7,803	170,339	5,500	120,065	2,066	45,101
SCOR (France)	24,599	567,919	20,141	464,997	12,006	277,183
SeaBright Insurance Holdings, Inc. (NON)	30,050	352,787	22,574	265,019	7,980	93,685
Selective Insurance Group	8,885	203,733	6,623	151,865	2,372	54,390
Shinhan Financial Group Co., Ltd. (South Korea)	58,240	1,346,262	15,130	349,741	9,070	209,660
Simon Property Group, Inc. (R)	14,572	774,210	12,181	647,177	5,094	270,644
Smithtown Bancorp, Inc.	7,820	125,355	5,509	88,309	2,070	33,182
Sony Financial Holdings, Inc. (Japan)	97	371,680	80	306,540	47	180,092
Southwest Bancorp, Inc.	15,478	200,595	11,664	151,165	4,123	53,434
Standard Chartered PLC (United Kingdom)	30,567	396,360	25,169	326,364	14,698	190,588
State Bank of India, Ltd. (India)	26,783	717,081	--	--	--	--
State Street Corp.	57,947	2,279,056	48,438	1,905,067	20,256	796,668
Sterling Financial Corp.	28,790	253,352	20,358	179,150	7,540	66,352
Suffolk Bancorp	11,599	416,752	8,680	311,872	3,068	110,233
Sumitomo Mitsui Financial Group, Inc. (Japan)	31	133,989	26	112,378	15	64,833
SWS Group, Inc.	25,201	477,559	17,772	336,779	6,685	126,681
Tokio Marine Holdings, Inc. (Japan)	26,900	786,495	22,100	646,154	13,200	385,938
TradeStation Group, Inc. (NON)	40,582	261,754	30,083	194,035	10,838	69,905
Travelers Cos., Inc. (The)	34,718	1,569,254	29,021	1,311,749	12,136	548,547
Turkiye Garanti Bankasi AS (Turkey) (NON)	428,499	735,810	--	--	--	--
U.S. Bancorp (SEG)	228,122	5,705,331	190,685	4,769,032	79,743	1,994,372
UBS AG (Switzerland) (NON)	16,235	233,854	9,166	132,030	2,934	42,262
UCBH Holdings, Inc.	66,981	460,829	47,171	324,536	17,742	122,065
Unibail-Rodamco (France) (R)	634	94,826	523	78,224	304	45,469
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	25,300	1,634,886	6,240	403,229	3,700	239,094
UniCredito Italiano SpA (Italy)	1,933,817	4,740,393	1,091,813	2,676,377	349,481	856,688
Universal Health Realty Income Trust (R)	10,884	358,192	8,091	266,275	2,860	94,123
Uranium Participation Corp. (Canada) (NON)	13,400	79,038	11,700	69,011	6,200	36,570
Urstadt Biddle Properties, Inc. Class A (R)	24,487	390,078	18,498	294,673	6,539	104,166
Validus Holdings, Ltd. (Bermuda)	14,277	373,486	10,608	277,505	3,750	98,100
Ventas, Inc. (R)	24,657	827,735	20,611	691,911	8,619	289,340
Virginia Commerce Bancorp. (NON)	32,099	165,952	23,997	124,064	8,483	43,857
W.R. Berkley Corp. (SEG)	65,310	2,024,610	54,593	1,692,383	22,830	707,730
Wells Fargo & Co.	196,273	5,786,128	164,063	4,836,577	68,609	2,022,593
Westpac Banking Corp. (Australia)	158,699	1,920,518	89,600	1,084,307	28,681	347,087
Wilshire Bancorp, Inc.	21,020	190,862	14,909	135,374	5,480	49,758
World Acceptance Corp. (NON)	15,176	299,878	11,476	226,766	4,057	80,166
WSFS Financial Corp.	5,780	277,382	4,241	203,526	1,558	74,768
Zurich Financial Services AG (Switzerland)	23,495	5,065,209	14,880	3,207,930	6,079	1,310,551
		135,877,810		92,116,912		37,679,893

Health care		7.9%		7.0%		4.5%
Aetna, Inc. (SEG)	45,427	1,294,670	37,973	1,082,231	15,879	452,552
Albany Molecular Research, Inc. (NON)	12,454	121,302	9,024	87,894	3,310	32,239
Alkermes, Inc. (NON)	27,675	294,739	20,400	217,260	7,098	75,594
Alliance Imaging, Inc. (NON)	40,159	320,067	29,073	231,712	10,970	87,431
Alnylam Pharmaceuticals, Inc. (NON)	13,809	341,497	10,207	252,419	3,485	86,184
Amedisys, Inc. (NON)	13,096	541,389	9,689	400,543	3,435	142,003
American Oriental Bioengineering, Inc. (China) (NON)	69,456	471,606	51,437	349,257	18,110	122,967
AMERIGROUP Corp. (NON)	10,158	299,864	7,349	216,942	2,702	79,763
Amgen, Inc. (NON)	84,205	4,862,839	70,387	4,064,849	29,435	1,699,871
AMN Healthcare Services, Inc. (NON)	19,965	168,904	14,708	124,430	5,237	44,305
Aspen Pharmacare Holdings, Ltd. (South Africa) (NON)	170,759	612,832	--	--	--	--
Astellas Pharma, Inc. (Japan)	38,300	1,555,050	29,300	1,189,633	15,800	641,509
AstraZeneca PLC (United Kingdom)	159,153	6,541,282	92,713	3,810,559	31,402	1,290,641
Baxter International, Inc.	29,758	1,594,731	24,875	1,333,051	10,402	557,443
Becton, Dickinson and Co.	49,651	3,395,632	41,503	2,838,390	17,356	1,186,977
Bio-Rad Laboratories, Inc. Class A (NON)	3,513	264,564	2,607	196,333	899	67,704
Boston Scientific Corp. (NON)	236,543	1,830,843	197,724	1,530,384	82,686	639,990
Bristol-Myers Squibb Co.	88,896	2,066,832	74,308	1,727,661	31,074	722,471
Cantel Medical Corp. (NON)	12,251	179,722	8,886	130,358	3,344	49,056
Centene Corp. (NON)	10,942	215,667	7,911	155,926	2,913	57,415
Cephalon, Inc. (NON)	21,321	1,642,570	17,823	1,373,084	7,453	574,179
China Medical Technologies, Inc. ADR (China)	54,246	1,099,024	19,825	401,655	7,950	161,067
CIGNA Corp.	65,598	1,105,326	54,833	923,936	22,930	386,371
Coventry Health Care, Inc. (NON)	70,727	1,052,418	59,120	879,706	24,723	367,878
Covidien, Ltd.	45,259	1,640,186	37,832	1,371,032	15,821	573,353
CSL, Ltd. (Australia)	10,458	250,953	5,904	141,674	1,889	45,329
CSL, Ltd. 144A (Australia)	8,520	204,448	7,210	173,013	3,890	93,345
Cubist Pharmaceuticals, Inc. (NON)	15,724	379,892	11,455	276,753	4,164	100,602
Cutera, Inc. (NON)	36,472	323,507	30,488	270,429	12,749	113,084
CV Therapeutics, Inc. (NON)	29,824	274,679	22,192	204,388	7,668	70,622
Depomed, Inc. (NON)	70,180	115,797	49,710	82,022	17,910	29,552
Eclipsys Corp. (NON)	10,349	146,852	7,498	106,397	2,754	39,079
Eli Lilly & Co.	59,786	2,407,582	49,975	2,012,493	20,899	841,603
Emergent Biosolutions, Inc. (NON)	22,236	580,582	16,785	438,256	5,934	154,937
Enzon Pharmaceuticals, Inc. (NON)	30,431	177,413	22,170	129,251	7,779	45,352
eResearch Technology, Inc. (NON)	37,940	251,542	28,015	185,739	9,698	64,298
Express Scripts, Inc. (NON)	17,877	982,877	14,944	821,621	6,249	343,570
Forest Laboratories, Inc. (NON)	61,289	1,561,031	51,232	1,304,879	21,424	545,669
Gen-Probe, Inc. (NON)	31,789	1,361,841	26,573	1,138,387	11,112	476,038
Genoptix, Inc. (NON)	9,825	334,836	7,110	242,309	2,621	89,324
GlaxoSmithKline PLC (United Kingdom)	218,488	4,114,354	127,436	2,399,751	43,518	819,489
Haemonetics Corp. (NON)	5,247	296,456	3,835	216,678	1,341	75,767
Healthsouth Corp. (NON)	18,941	207,593	13,416	147,039	4,944	54,186
Hisamitsu Pharmaceutical Co., Inc. (Japan)	3,700	150,727	3,100	126,285	1,800	73,327
Idera Pharmaceuticals, Inc. (NON)	18,198	139,761	13,205	101,414	4,959	38,085
Intuitive Surgical, Inc. (NON)	12,219	1,551,691	10,214	1,297,076	4,271	542,374
Johnson & Johnson (SEG)	131,333	7,857,653	109,780	6,568,137	45,909	2,746,735
Kinetic Concepts, Inc. (NON)	8,344	160,038	6,335	121,505	2,239	42,944
King Pharmaceuticals, Inc. (NON)	126,492	1,343,345	101,954	1,082,751	41,132	436,822
Life Technologies Corp. (NON)	37,974	885,174	31,208	727,458	12,699	296,014
Luminex Corp. (NON)	23,951	511,593	17,568	375,252	6,094	130,168
Magellan Health Services, Inc. (NON)	10,383	406,598	7,721	302,354	2,654	103,931
Martek Biosciences Corp. (NON)	34,652	1,050,302	26,499	803,185	10,705	324,469
Matrixx Initiatives, Inc. (NON)	9,821	161,948	7,289	120,196	2,544	41,951
Maxygen, Inc. (NON)	26,150	233,258	19,680	175,546	6,980	62,262
Medicines Co. (NON)	10,164	149,716	7,598	111,919	2,728	40,183
Medtronic, Inc.	82,873	2,603,870	69,273	2,176,558	28,969	910,206
Merck & Co., Inc. (SEG)	272,873	8,295,339	228,092	6,933,997	95,386	2,899,734
Merit Medical Systems, Inc. (NON)	26,456	474,356	19,889	356,610	7,065	126,675
Millipore Corp. (NON)	3,208	165,276	2,685	138,331	1,545	79,598
Mylan, Inc. (NON)	133,724	1,322,530	111,779	1,105,494	46,744	462,298
Myriad Genetics, Inc. (NON)	8,761	580,504	6,456	427,775	2,240	148,422
Novartis AG (Switzerland)	110,640	5,505,541	75,255	3,744,753	34,211	1,702,369
NPS Pharmaceuticals, Inc. (NON)	28,278	175,606	20,416	126,783	7,542	46,836
Obagi Medical Products, Inc. (NON)	27,164	202,643	19,197	143,210	7,111	53,048
Ono Pharmaceutical Co., Ltd. (Japan)	10,900	565,509	9,000	466,934	5,400	280,160
Onyx Pharmaceuticals, Inc. (NON)	4,910	167,726	3,690	126,050	1,333	45,535
OSI Pharmaceuticals, Inc. (NON)	7,828	305,683	5,859	228,794	2,001	78,139
Owens & Minor, Inc.	11,307	425,709	8,472	318,971	3,040	114,456
Pain Therapeutics, Inc. (NON)	36,502	216,092	26,606	157,508	9,560	56,595
Pall Corp.	6,418	182,464	5,338	151,759	3,071	87,309
PetMed Express, Inc. (NON)	20,597	363,125	15,458	272,525	5,507	97,088
Pfizer, Inc.	279,495	4,949,856	233,627	4,137,534	97,700	1,730,267
Questcor Pharmaceuticals, Inc. (NON)	38,915	362,299	29,153	271,414	10,510	97,848
Quidel Corp. (NON)	22,008	287,645	16,251	212,401	5,626	73,532
Roche Holding AG (Switzerland)	16,072	2,457,055	13,272	2,028,996	7,750	1,184,804
RTI Biologics, Inc. (NON)	50,240	138,662	37,118	102,446	12,823	35,391
Sanofi-Aventis (France)	4,576	291,863	3,867	246,642	2,096	133,685
Santarus, Inc. (NON)	95,434	149,831	70,309	110,385	24,827	38,978
Santen Pharmaceutical Co., Ltd. (Japan)	9,600	288,484	8,000	240,404	4,600	138,232
Schering-Plough Corp.	77,613	1,321,749	64,876	1,104,838	27,130	462,024
Steris Corp.	18,782	448,702	13,762	328,774	5,065	121,003
Suzuken Co., Ltd. (Japan)	23,700	712,545	19,700	592,284	9,200	276,600
Taisho Pharmaceutical Co., Ltd. (Japan)	66,000	1,399,108	37,000	784,348	12,000	254,383
Takeda Pharmaceutical Co., Ltd. (Japan)	27,600	1,428,527	15,600	807,429	5,000	258,791
Techne Corp.	7,572	488,545	5,725	369,377	1,936	124,911
Terumo Corp. (Japan)	24,800	1,158,852	20,400	953,249	12,000	560,735
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	41,200	1,753,884	3,600	153,252	2,072	88,205
UCB SA (Belgium)	16,952	554,511	14,017	458,505	8,232	269,274
United Therapeutics Corp. (NON)	4,669	292,046	3,506	219,300	1,266	79,188
Valeant Pharmaceuticals International (NON)	30,334	694,649	22,466	514,471	7,889	180,658
Varian Medical Systems, Inc. (NON) (SEG)	57,720	2,022,509	48,248	1,690,610	20,176	706,967
Viropharma, Inc. (NON)	38,244	497,937	28,392	369,664	10,129	131,880
Waters Corp. (NON)	51,389	1,883,407	42,956	1,574,337	17,963	658,344
WellPoint, Inc. (NON)	44,951	1,893,786	37,575	1,583,035	15,713	661,989
Wyeth	138,997	5,213,777	116,187	4,358,174	48,588	1,822,536
Zoll Medical Corp. (NON)	8,340	157,543	6,207	117,250	2,146	40,538
		114,487,340		87,298,573		36,299,305

Technology		8.6%		7.5%		4.9%
3Com Corp. (NON)	64,260	146,513	45,254	103,179	17,020	38,806
3PAR, Inc. (NON)	20,692	157,880	17,868	136,333	9,621	73,408
Accenture, Ltd. Class A (Bermuda)	13,614	446,403	11,310	370,855	5,927	194,346
Acxiom Corp.	33,215	269,374	24,785	201,006	8,781	71,214

Adobe Systems, Inc. (NON)	87,464	1,862,109	73,471	1,564,198	32,081	683,004
Advanced Battery Technologies, Inc. (NON)	30,200	80,332	26,300	69,958	14,000	37,240
Advent Software, Inc. (NON)	7,091	141,607	5,199	103,824	1,917	38,282
Akamai Technologies, Inc. (NON)	40,509	611,281	33,271	502,059	15,709	237,049
Anixter International, Inc. (NON)	11,368	342,404	8,355	251,653	2,967	89,366
ANSYS, Inc. (NON)	13,185	367,730	9,793	273,127	3,445	96,081
Apple, Inc. (NON) (SEG)	66,706	5,693,357	55,759	4,759,031	23,317	1,990,106
Applied Materials, Inc.	82,973	840,516	69,357	702,586	29,004	293,811
ARRIS Group, Inc. (NON)	98,197	780,666	72,397	575,556	25,352	201,548
ASML Holding NV (Netherlands)	13,692	245,364	11,208	200,850	6,705	120,155
Atmel Corp. (NON)	57,070	178,629	40,138	125,632	15,030	47,044
Avnet, Inc. (NON)	38,228	696,132	31,955	581,901	13,363	243,340
Avocent Corp. (NON)	32,785	587,179	24,172	432,921	8,480	151,877
Badger Meter, Inc.	6,327	183,610	4,862	141,095	2,995	86,915
Baidu.com ADR (China) (NON)	7,129	930,834	5,960	778,197	2,492	325,380
Black Box Corp.	10,146	265,014	7,362	192,295	2,765	72,222
Blackboard, Inc. (NON)	8,706	228,358	6,426	168,554	2,226	58,388
BMC Software, Inc. (NON) (SEG)	148,089	3,985,075	123,786	3,331,081	51,766	1,393,023
Brocade Communications Systems, Inc. (NON)	142,634	399,375	119,227	333,836	49,859	139,605
BYD Co., Ltd. (China)	124,000	204,466	107,500	177,259	56,500	93,164
China BAK Battery, Inc. (China) (NON)	33,200	53,784	29,000	46,980	15,400	24,948
Cisco Systems, Inc. (NON) (SEG)	382,732	6,238,532	320,765	5,228,470	137,304	2,238,055
Citrix Systems, Inc. (NON)	18,751	441,961	16,192	381,645	8,719	205,507
Comba Telecom Systems Holdings, Ltd. (Hong Kong)	3,440,000	676,075	--	--	--	--
CommScope, Inc. (NON)	16,844	261,756	12,450	193,473	4,379	68,050
Compuware Corp. (NON)	128,469	867,166	107,387	724,862	44,908	303,129
Comtech Telecommunications Corp. (NON)	9,519	436,161	7,038	322,481	2,433	111,480
Concur Technologies, Inc. (NON)	12,518	410,841	10,809	354,751	5,820	191,012
CSG Systems International, Inc. (NON)	53,274	930,697	39,006	681,435	14,234	248,668
Cybersource Corp. (NON)	16,458	197,331	12,378	148,412	4,398	52,732
Data Domain, Inc. (NON)	25,991	488,631	22,444	421,947	12,085	227,198
Dell, Inc. (NON)	44,063	451,205	36,833	377,170	15,402	157,716
Digital River, Inc. (NON)	7,889	195,647	5,912	146,618	2,026	50,245
eBay, Inc. (NON)	57,458	802,114	48,029	670,485	20,085	280,387
EMC Corp. (NON)	343,806	3,599,649	288,447	3,020,040	124,619	1,304,761
Energy Conversion Devices, Inc. (NON)	3,273	82,512	2,995	75,504	1,614	40,689
EnerSys (NON)	19,010	209,110	16,069	176,759	9,220	101,420
Expedia, Inc. (NON)	71,568	589,720	59,823	492,942	25,017	206,140
F5 Networks, Inc. (NON)	30,522	697,733	24,600	562,356	11,305	258,432
FactSet Research Systems, Inc.	5,426	240,046	4,072	180,145	1,446	63,971
FEI Co. (NON)	68,000	1,282,480	54,200	1,022,212	19,100	360,226
Formfactor, Inc. (NON)	9,292	135,663	7,615	111,179	4,575	66,795
Fujitsu, Ltd. (Japan)	963,000	4,644,380	557,000	2,686,313	188,000	906,691
Google, Inc. Class A (NON)	5,636	1,733,915	4,724	1,453,339	2,019	621,145
Greatbatch, Inc. (NON)	12,087	319,822	10,128	267,987	5,812	153,786
Greatek Electronics, Inc. (Taiwan)	774,958	451,104	840	489	420	244
GS Yuasa Corp. (Japan)	83,000	499,022	73,000	438,899	39,000	234,480
Hewlett-Packard Co. (SEG)	192,044	6,969,277	160,528	5,825,561	67,131	2,436,184
High Tech Computer Corp. (Taiwan)	37,000	373,946	30,000	303,200	18,000	181,920
Hitachi, Ltd. (Japan)	572,000	2,213,390	323,000	1,249,869	103,000	398,565
Hon Hai Precision Industry Co., Ltd. (Taiwan)	111,767	220,768	--	--	--	--
IBM Corp.	83,520	7,029,043	69,815	5,875,630	29,195	2,457,051
IHS, Inc. Class A (NON)	20,431	764,528	17,079	639,096	7,141	267,216
Integral Systems, Inc. (NON)	13,757	165,772	10,314	124,284	3,679	44,332
Integrated Device Technology, Inc. (NON)	35,482	199,054	26,335	147,739	9,473	53,144
Intel Corp. (SEG)	455,253	6,674,009	380,541	5,578,731	159,139	2,332,978
Itron, Inc. (NON)	3,264	208,047	2,429	154,824	839	53,478
IXYS Corp.	22,728	187,733	17,081	141,089	5,838	48,222
JDA Software Group, Inc. (NON)	26,821	352,160	19,759	259,436	6,856	90,019
Ju Teng International Holdings, Ltd. (Hong Kong) (NON)	286,000	60,061	234,000	49,141	140,000	29,400
Juniper Networks, Inc. (NON)	21,838	382,383	18,857	330,186	10,154	177,797
MEMC Electronic Materials, Inc. (NON) (SEG)	70,005	999,671	58,579	836,508	25,770	367,996
Micrel, Inc.	45,831	335,025	33,892	247,751	11,715	85,637
Microsoft Corp.	602,029	11,703,444	503,229	9,782,772	210,446	4,091,070
MicroStrategy, Inc. (NON)	3,756	139,460	2,772	102,924	985	36,573
National Instruments Corp.	16,061	391,246	11,853	288,739	4,106	100,022
National Semiconductor Corp.	138,529	1,394,987	115,796	1,166,066	48,424	487,630
NCR Corp. (NON)	39,904	564,243	33,356	471,654	13,948	197,225
NetApp, Inc. (NON)	117,841	1,646,239	98,853	1,380,976	43,817	612,123
Netscout Systems, Inc. (NON)	27,296	235,292	20,307	175,046	7,029	60,590
NetSuite, Inc. (NON)	12,475	105,289	10,772	90,916	5,800	48,952
Nokia OYJ (Finland)	85,408	1,329,647	68,944	1,073,333	40,544	631,196
NTT Data Corp. (Japan)	1,066	4,269,693	601	2,407,209	192	769,025
NVIDIA Corp. (NON)	40,985	330,749	34,260	276,478	14,326	115,611
Oce NV (Netherlands)	62,063	273,506	46,659	205,622	16,044	70,704
Omniture, Inc. (NON)	32,009	340,576	27,641	294,100	14,884	158,366
Oracle Corp. (NON)	117,538	2,083,949	98,249	1,741,955	41,086	728,455
Parametric Technology Corp. (NON)	44,711	565,594	32,948	416,792	11,805	149,333
Perot Systems Corp. Class A (NON)	20,009	273,523	14,516	198,434	5,459	74,625
Plantronics, Inc.	12,222	161,330	9,017	119,024	3,124	41,237
Progress Software Corp. (NON)	10,001	192,619	7,374	142,023	2,554	49,190
QLogic Corp. (NON)	57,381	771,201	47,965	644,650	20,058	269,580
Qualcomm, Inc.	36,384	1,303,639	30,190	1,081,708	15,303	548,306
Renesola, Ltd. ADR (China) (NON)	9,000	39,690	7,900	34,839	4,200	18,522
Roth & Rau AG (Germany) (NON)	2,564	55,319	2,224	47,983	1,184	25,545
Saft Groupe SA (France) (NON)	5,025	136,329	4,361	118,315	2,290	62,128
SAIC, Inc. (NON)	67,238	1,309,796	56,100	1,092,828	23,504	457,858
Salesforce.com, Inc. (NON)	13,181	421,924	11,422	365,618	6,154	196,990
Samsung Electronics Co., Ltd. (South Korea)	4,273	1,548,590	--	--	--	--
SAP AG (Germany)	20,015	720,339	16,384	589,660	9,802	352,774
Seagate Technology (Cayman Islands)	110,368	488,930	92,256	408,694	38,580	170,909
Seiko Epson Corp. (Japan)	14,300	227,283	11,700	185,958	7,000	111,257
Shanda Interactive Entertainment, Ltd. ADR (China)
(NON)	32,300	1,045,228	--	--	--	--
Silicon Image, Inc. (NON)	56,469	237,170	41,241	173,212	14,435	60,627
Sohu.com, Inc. (China) (NON)	29,425	1,392,980	24,000	1,136,160	9,827	465,210
Solarworld AG (Germany)	4,554	99,518	3,894	85,095	2,098	45,847
SonicWall, Inc. (NON)	92,321	367,438	68,913	274,274	24,108	95,950
SPSS, Inc. (NON)	10,762	290,144	7,884	212,553	2,751	74,167
Sybase, Inc. (NON)	27,573	682,983	20,649	511,476	7,357	182,233
Sykes Enterprises, Inc. (NON)	17,222	329,285	12,134	232,002	4,560	87,187
Symantec Corp. (NON)	172,205	2,328,212	143,945	1,946,136	60,196	813,850
Synaptics, Inc. (NON)	7,802	129,201	5,756	95,319	2,047	33,898
Synopsys, Inc. (NON)	29,142	539,710	21,243	393,420	7,620	141,122
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	876,782	1,202,386	--	--	--	--
Take-Two Interactive Software, Inc. (NON)	28,831	217,962	21,452	162,177	7,413	56,042
TeleCommunication Systems, Inc. Class A (NON)	41,879	359,741	31,125	267,364	10,885	93,502
Texas Instruments, Inc.	78,446	1,217,482	65,573	1,017,693	27,422	425,589
The9, Ltd. ADR (China) (NON)	40,225	535,797	--	--	--	--
TTM Technologies, Inc. (NON)	64,973	338,509	48,278	251,528	16,975	88,440
UBISOFT Entertainment (France) (NON)	19,476	382,387	15,962	313,394	9,589	188,268
Ultralife Batteries, Inc. (NON)	15,440	207,050	13,600	182,376	7,240	97,088
United Online, Inc.	21,250	128,988	15,411	93,545	5,795	35,176
Valence Technology, Inc. (NON)	41,700	75,894	36,400	66,248	19,300	35,126
Veeco Instruments, Inc. (NON)	75,400	478,036	61,200	388,008	21,600	136,944
VMware, Inc. Class A (NON)	71,313	1,689,405	59,901	1,419,055	26,142	619,304
Watts Water Technologies, Inc. Class A	10,547	263,359	8,799	219,711	5,063	126,423
Western Digital Corp. (NON)	48,766	558,371	40,764	466,748	17,047	195,188
Western Union Co. (The)	47,322	678,597	39,557	567,247	16,542	237,212
Wincor Nixdorf AG (Germany)	5,273	252,464	4,414	211,337	2,529	121,085
Xilinx, Inc.	24,942	444,466	20,849	371,529	8,718	155,355
Yahoo!, Inc. (NON)	60,640	739,808	50,689	618,406	21,197	258,603
		123,953,129		94,607,253		39,782,452

Transportation		1.1%		0.9%		0.5%
Air Arabia (United Arab Emirates) (NON)	1,951,424	472,860	--	--	--	--
British Airways PLC (United Kingdom)	1,102,817	2,917,110	622,640	1,646,972	199,303	527,185
Central Japan Railway Co. (Japan)	374	3,225,318	212	1,828,255	68	586,421
ComfortDelgro Corp., Ltd. (Singapore)	1,163,000	1,181,602	817,000	830,068	402,000	408,430
CSX Corp.	35,498	1,152,620	29,342	952,735	12,408	402,888
East Japan Railway Co. (Japan)	52	405,217	43	335,083	26	202,608
Kirby Corp. (NON)	10,358	283,395	8,659	236,910	3,620	99,043
Knightsbridge Tankers, Ltd. (Bermuda)	12,708	186,172	9,353	137,021	3,252	47,642
Lan Airlines SA ADR (Chile)	75,000	603,750	--	--	--	--
Macquarie Infrastructure Group (Australia)	478,461	583,165	394,857	481,265	235,064	286,504
National Express Group PLC (United Kingdom)	41,132	297,641	23,223	168,047	7,434	53,794
Norfolk Southern Corp.	38,479	1,810,437	32,165	1,513,363	13,450	632,823
Pacer International, Inc.	22,567	235,374	16,839	175,631	5,927	61,819
Qantas Airways, Ltd. (Australia)	61,927	116,041	51,326	96,176	29,640	55,540
Ryder System, Inc.	40,768	1,580,983	34,078	1,321,545	14,251	552,654
Singapore Airlines, Ltd. (Singapore)	76,000	598,777	60,000	472,719	36,000	283,631
Southwest Airlines Co.	103,931	895,885	86,333	744,190	36,265	312,604
		16,546,347		10,939,980		4,513,586

Utilities and power		3.8%		3.2%		2.2%
A2A SpA (Italy)	696,201	1,266,844	434,716	791,032	139,686	254,180
AES Corp. (The) (NON)	130,768	1,077,528	109,308	900,698	45,711	376,659
Alliant Energy Corp.	49,258	1,437,348	41,175	1,201,487	17,218	502,421

American States Water Co.	4,040	133,239	3,388	111,736	1,949	64,278
Aqua America, Inc.	11,647	239,812	9,725	200,238	5,595	115,201
Babcock & Brown Wind Partners (Australia)	214,705	138,777	180,009	116,350	103,290	66,762
BKW FMB Energie AG (Switzerland)	2,731	263,682	2,408	232,495	1,267	122,330
British Energy Group PLC (United Kingdom)	18,456	208,504	16,085	181,718	8,531	96,378
California Water Service Group	3,851	178,802	3,190	148,112	1,835	85,199
Central Vermont Public Service Corp.	11,750	280,355	8,626	205,816	3,120	74,443
Centrica PLC (United Kingdom)	321,609	1,253,593	265,163	1,033,573	156,505	610,038
CEZ AS (Czech Republic)	25,497	1,043,613	--	--	--	--
Chubu Electric Power, Inc. (Japan)	49,900	1,513,253	28,200	855,185	9,000	272,931
Cia de Saneamento Basico do Estado de Sao Paulo ADR
(Brazil)	8,822	213,581	6,852	165,887	4,174	101,053
Consolidated Water Co., Inc. (Cayman Islands)	4,481	56,013	3,576	44,700	2,058	25,725
DPL, Inc.	16,870	385,311	12,459	284,564	4,520	103,237
E.On AG (Germany)	46,824	1,901,399	38,531	1,564,642	22,795	925,645
EDF Energies Nouvelles SA (France)	9,286	329,987	8,140	289,262	4,277	151,987
Edison International (SEG)	145,033	4,658,460	121,232	3,893,972	50,698	1,628,420
El Paso Electric Co. (NON)	13,170	238,245	9,675	175,021	3,500	63,315
Electricite de France (France)	12,760	744,744	10,781	629,239	6,028	351,827
Enel SpA (Italy)	274,408	1,731,081	182,406	1,150,694	82,328	519,360
Energen Corp. (SEG)	96,885	2,841,637	80,986	2,375,319	33,867	993,319
Energias de Portugal (EDP) SA (Portugal)	175,419	663,928	99,040	374,848	31,702	119,986
Enersis SA ADR (Chile)	40,200	512,148	--	--	--	--
Entergy Corp.	3,117	259,116	2,689	223,537	1,448	120,372
Exelon Corp.	5,596	311,194	4,827	268,429	2,601	144,642
Fersa Energias Renovables SA (Spain)	39,050	122,603	32,925	103,372	18,892	59,314
FirstEnergy Corp.	44,750	2,173,955	37,407	1,817,232	15,643	759,937
FPL Group, Inc.	8,578	431,731	7,491	377,022	4,036	203,132
Gaz de France SA (France)	31,031	1,543,341	25,850	1,285,662	14,901	741,108
Hokkaido Electric Power Co., Inc. (Japan)	8,400	212,146	7,300	184,365	3,900	98,497
Hokuriku Electric Power Co. (Japan)	7,500	211,823	6,500	183,580	3,500	98,851
Huaneng Power International, Inc. (China)	420,000	306,802	364,000	265,895	194,000	141,713
International Power PLC (United Kingdom)	125,562	442,224	105,097	370,147	60,464	212,952
Kansai Electric Power, Inc. (Japan)	12,100	349,852	10,500	303,591	5,600	161,915
Kyushu Electric Power Co., Inc. (Japan)	33,500	889,089	28,500	756,389	15,800	419,332
Mirant Corp. (NON)	8,147	153,734	6,811	128,524	2,848	53,742
National Grid PLC (United Kingdom)	47,431	475,477	26,780	268,459	8,572	85,931
Northwestern Corp.	14,810	347,591	11,058	259,531	3,909	91,744
OGE Energy Corp.	20,431	526,711	17,079	440,297	7,141	184,095
Ormat Technologies, Inc.	3,433	109,410	3,215	102,462	1,705	54,338
PG&E Corp.	150,272	5,817,029	125,612	4,862,441	52,529	2,033,398
Portland General Electric Co.	15,165	295,263	11,288	219,777	3,990	77,685
Public Power Corp. SA (Greece)	82,152	1,324,648	46,383	747,896	14,847	239,398
Public Service Enterprise Group, Inc.	10,277	299,780	8,591	250,599	3,592	104,779
Questar Corp.	78,084	2,552,566	65,270	2,133,676	27,295	892,274
Sempra Energy	28,651	1,221,392	23,950	1,020,989	10,015	426,939
Severn Trent PLC (United Kingdom)	13,872	243,657	11,489	201,800	6,610	116,102
Shikoku Electric Power Co., Inc. (Japan)	7,000	235,560	6,100	205,273	3,200	107,684
SJW Corp.	4,465	133,682	3,784	113,293	2,177	65,179
Southwest Water Co.	8,915	28,706	7,721	24,862	4,126	13,286
Tenaga Nasional Berhad (Malaysia)	266,800	486,365	--	--	--	--
Terna SPA (Italy)	453,040	1,491,222	255,782	841,930	81,874	269,496
Toho Gas Co., Ltd. (Japan)	265,000	1,742,610	187,000	1,229,691	60,000	394,553
Tokyo Electric Power Co. (Japan)	158,900	5,293,868	89,700	2,988,387	28,700	956,161
Tokyo Gas Co., Ltd. (Japan)	242,000	1,223,629	199,000	1,006,208	118,000	596,646
TransAlta Corp. (Canada)	3,723	74,527	3,200	64,058	1,648	32,990
Vector, Ltd. (New Zealand)	151,977	179,973	109,236	129,358	36,698	43,458
Veolia Environnement (France)	13,972	440,354	11,727	369,598	6,747	212,644
		55,263,514		40,674,918		17,838,981

Total common stocks (cost $1,209,691,692, $872,453,129 and $362,784,783)		$958,963,640		$692,447,431		$290,906,780

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)	Growth 16.4%		Balanced 45.6%		Conservative 39.3%

	Principal amount	Value	Principal amount	Value	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations		0.9%		2.6%		1.5%
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from June 20, 2037 to
November 20, 2037	$5,875,517	$6,128,669	$--	$--	$--	$--
6 1/2s, TBA, January 1, 2039	--	--	26,000,000	27,052,189	7,000,000	7,283,282
5 1/2s, TBA, January 1, 2039	7,000,000	7,213,282	6,000,000	6,182,813	5,000,000	5,152,344
		13,341,951		33,235,002		12,435,626

U.S. Government Agency Mortgage Obligations		15.5%		42.9%		37.8%
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2013 to October 1, 2021	322,495	335,760	--	--	--	--
5 1/2s, with due dates from June 1, 2035 to
November 1, 2036	64,453	66,047	--	--	311,546	319,542
5 1/2s, with due dates from January 1, 2020 to
April 1, 2020	485,602	502,022	--	--	--	--
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from October 1, 2029 to
January 1, 2036	1,050,874	1,105,992	--	--	--	--
7s, March 1, 2018	--	--	--	--	373,744	396,241
7s, TBA, January 1, 2039	--	--	2,000,000	2,094,688	--	--
6 1/2s, with due dates from June 1, 2037 to
November 1, 2037	691,442	719,505	--	--	--	--
6 1/2s, TBA, February 1, 2039	--	--	2,000,000	2,071,250	--	--
6 1/2s, TBA, January 1, 2039	1,000,000	1,039,219	26,000,000	27,019,689	--	--
6s, with due dates from September 1, 2011 to
September 1, 2021	2,009,334	2,088,607	--	--	--	--
5 1/2s, with due dates from June 1, 2037 to
November 1, 2037	1,817,254	1,866,307	--	--	--	--
5 1/2s, with due dates from February 1, 2014 to
August 1, 2022	6,838,048	7,062,740	--	--	--	--
5 1/2s, TBA, January 1, 2039	69,000,000	70,789,688	184,000,000	188,772,500	146,000,000	149,786,875
5 1/2s, TBA, January 1, 2024	--	--	--	--	24,000,000	24,725,626
5s, TBA, February 1, 2039	3,000,000	3,055,898	13,000,000	13,242,226	3,000,000	3,055,898
5s, TBA, January 1, 2039	124,000,000	126,712,500	276,000,000	282,037,500	105,000,000	107,296,875
4 1/2s, with due dates from October 1, 2020 to
October 1, 2035	2,391,495	2,443,776	--	--	--	--
4 1/2s, with due dates from April 1, 2020 to
September 1, 2020	772,584	792,648	--	--	--	--
4 1/2s, TBA, February 1, 2039	2,000,000	2,020,000	6,000,000	6,060,000	4,000,000	4,040,000
4 1/2s, TBA, January 1, 2039	2,000,000	2,029,375	16,000,000	16,235,000	6,000,000	6,088,125
4 1/2s, TBA, January 1, 2024	--	--	--	--	11,000,000	11,250,938
		222,630,084		537,532,853		306,960,120

Total U.S. government and agency mortgage obligations (cost $232,707,028, $563,883,869 and $315,406,593)		$235,972,035		$570,767,855		$319,395,746

CORPORATE BONDS AND NOTES(a)	Growth 12.3%		Balanced 15.6%		Conservative 20.9%

	Principal amount	Value	Principal amount	Value	Principal amount	Value

Basic materials		0.7%		0.8%		0.9%
AK Steel Corp. company guaranty 7 3/4s, 2012	$300,000	$234,000	$365,000	$284,700	$190,000	$148,200
Aleris International, Inc. company guaranty 9s, 2014
(PIK)	285,000	17,100	295,000	17,700	135,000	8,100
ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018
(Luxembourg)	--	--	258,000	176,668	920,000	629,977
ARCO Chemical Co. debs. 10 1/4s, 2010	185,000	29,600	130,000	20,800	85,000	13,600
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 6.399s, 2012	265,000	86,125	250,000	81,250	120,000	39,000
Century Aluminum Co. company guaranty 7 1/2s, 2014	53,000	30,475	49,000	28,175	23,000	13,225
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 3.996s, 2013 (Netherlands)	75,000	37,875	75,000	37,875	75,000	37,875
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)	--	--	120,000	102,000	110,000	93,500
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	--	--	580,000	570,297	1,422,000	1,398,210
E.I. du Pont de Nemours & Co. sr. unsec. notes 5 7/8s,
2014	45,000	46,639	120,000	124,370	290,000	300,562
Freeport-McMoRan Copper & Gold, Inc. sr. sec. notes
6 7/8s, 2014	317,000	285,300	323,000	290,700	277,000	249,300
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	1,104,000	908,040	512,000	421,120	292,000	240,170
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015	300,000	258,000	295,000	253,700	135,000	116,100
Georgia-Pacific Corp. debs. 9 1/2s, 2011	170,000	160,650	350,000	330,750	262,000	247,590
Georgia-Pacific Corp. notes 8 1/8s, 2011	--	--	140,000	131,600	140,000	131,600
Georgia-Pacific Corp. sr. notes 8s, 2024	175,000	118,125	195,000	131,625	90,000	60,750
Georgia-Pacific Corp. 144A company guaranty 7 1/8s,
2017	25,000	21,000	--	--	--	--
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)	295,000	297,950	285,000	287,850	135,000	136,350
Glancore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 6s, 2014	--	--	3,150,000	1,275,114	2,860,000	1,157,722

Hanson PLC company guaranty 6 1/8s, 2016 (United
Kingdom)		2,405,000	837,532	--	--	--	--
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance
ULC company guaranty 9 3/4s, 2014		218,000	62,130	185,000	52,725	93,000	26,505
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		856,000	457,960	1,913,000	1,023,455	1,639,000	876,865
Huntsman, LLC company guaranty sr. unsub. notes
11 5/8s, 2010		1,000	875	1,000	875	--	--
International Paper Co. bonds 7.95s, 2018		690,000	545,348	925,000	731,083	--	--
International Paper Co. bonds 7.4s, 2014		975,000	754,081	1,305,000	1,009,309	--	--
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		55,000	9,350	25,000	4,250	30,000	5,100
Metals USA, Inc. sec. notes 11 1/8s, 2015		185,000	109,150	220,000	129,800	110,000	64,900
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		460,000	195,500	470,000	199,750	230,000	97,750
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		110,000	88,000	105,000	84,000	50,000	40,000
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		110,000	90,200	110,000	90,200	50,000	41,000
NewPage Corp. company guaranty 10s, 2012		450,000	198,000	380,000	167,200	185,000	81,400
NewPage Holding Corp. sr. notes FRN 10.265s, 2013 (PIK)		95,453	14,318	89,899	13,485	44,765	6,715
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		320,000	140,800	272,000	119,680	140,000	61,600
Novelis, Inc. company guaranty 7 1/4s, 2015		390,000	226,200	353,000	204,740	165,000	95,700
Packaging Corp. of America unsec. unsub. notes 5 3/4s,
2013		1,730,000	1,531,244	--	--	--	--
PPG Industries, Inc. sr. unsec. unsub. notes 6.65s,
2018		915,000	902,114	--	--	--	--
Rio Tinto Finance USA, Ltd. sr. unsec. notes 5 7/8s,
2013 (Australia)		270,000	186,451	416,000	287,273	100,000	69,056
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	210,000	199,335	170,000	161,366	135,000	128,144
Sealed Air Corp. 144A notes 5 5/8s, 2013		$1,040,000	859,356	$--	--	$--	--
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		--	--	260,000	189,800	225,000	164,250
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		506,000	349,140	864,000	596,160	540,000	372,600
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		216,000	149,580	286,000	198,055	--	--
Stone Container Corp. sr. notes 8 3/8s, 2012		35,000	5,775	50,000	8,250	--	--
Tube City IMS Corp. company guaranty 9 3/4s, 2015		190,000	66,500	190,000	66,500	90,000	31,500
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016		150,000	45,000	135,000	40,500	65,000	19,500
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)		--	--	180,000	113,630	195,000	123,100
			10,554,818		10,058,380		7,327,516

Capital goods			0.6%		0.6%		0.8%
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		140,000	126,000	130,000	117,000	45,000	40,500
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011		10,000	9,375	120,000	112,500	55,000	51,563
Baldor Electric Co. company guaranty 8 5/8s, 2017		95,000	71,250	95,000	71,250	40,000	30,000
Berry Plastics Corp. company guaranty sr. sec. notes
FRN 9.503s, 2015		1,055,000	727,950	1,395,000	962,550	--	--
Bombardier, Inc. 144A sr. unsec. notes FRN 7.37s, 2013
(Canada)	EUR	102,000	100,781	82,000	81,020	--	--
Caterpillar Financial Services Corp. sr. unsec. notes
4.85s, 2012		$--	--	$525,000	498,114	$375,000	355,796
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017		--	--	574,000	561,886	1,295,000	1,267,670
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		71,000	70,290	119,000	117,810	59,000	58,410
Eaton Corp. notes 5.6s, 2018		100,000	95,919	451,000	432,594	774,000	742,411
General Cable Corp. company guaranty sr. unsec. notes
FRN 6.258s, 2015		265,000	123,888	250,000	116,875	110,000	51,425
General Dynamics Corp. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2014		110,000	113,223	245,000	252,179	280,000	288,204
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		297,000	80,190	296,000	79,920	108,000	29,160
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		18,000	7,380	16,000	6,560	7,000	2,870
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		285,000	216,600	270,000	205,200	130,000	98,800
L-3 Communications Corp. company guaranty 7 5/8s, 2012		290,000	283,475	388,000	379,270	181,000	176,928
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		170,000	158,950	355,000	331,925	230,000	215,050
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		211,000	191,483	137,000	124,328	73,000	66,248
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		--	--	95,000	85,500	110,000	99,000
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		295,000	258,045	396,000	346,393	246,000	215,183
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	95,000	103,436	50,000	54,440	50,000	54,440
Owens-Illinois, Inc. debs. 7 1/2s, 2010		$3,840,000	3,801,600	$--	--	$--	--
Pitney Bowes, Inc. sr. unsec. notes 5.6s, 2018		615,000	609,723	--	--	--	--
Rexam PLC 144A bond 6 3/4s, 2013 (United Kingdom)		1,090,000	1,061,802	1,775,000	1,729,081	1,200,000	1,168,956
Ryerson Tull, Inc. 144A sec. notes 12 1/4s, 2015		596,000	368,030	765,000	472,388	45,000	27,788
Titan International, Inc. company guaranty 8s, 2012		112,000	82,880	11,000	8,140	--	--
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		--	--	736,000	754,236	1,272,000	1,303,516
WCA Waste Corp. company guaranty 9 1/4s, 2014		125,000	92,500	120,000	88,800	55,000	40,700
			8,754,770		7,989,959		6,384,618

Communication services			2.2%		2.4%		3.5%
Adelphia Communications Corp. escrow bonds zero %, 2010		200,000	5,750	270,000	7,763	125,000	3,594
ALLTEL Corp. sr. notes 7s, 2012		6,660,000	6,626,700	--	--	--	--
American Tower Corp. 144A sr. notes 7s, 2017		175,000	155,750	846,000	752,940	1,267,000	1,127,630
Ameritech Capital Funding company guaranty 6 1/4s, 2009		--	--	450,000	455,238	295,000	298,434
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		--	--	461,000	576,290	990,000	1,237,585
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011		809,000	837,512	1,262,000	1,306,477	297,000	307,467
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		--	--	260,000	262,763	370,000	373,931
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		--	--	1,598,000	1,752,484	1,768,000	1,938,919
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013		--	--	644,000	648,830	1,098,000	1,106,235
BCM Ireland Finance, Ltd. 144A FRN 9.245s, 2016
(Cayman Islands)	EUR	90,000	57,790	105,000	67,422	50,000	32,106
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		$--	--	$995,000	1,091,670	$1,640,000	1,799,336
British Sky Broadcasting PLC company guaranty 6 7/8s,
2009 (United Kingdom)		--	--	3,585,000	3,601,444	3,260,000	3,274,954
British Telecommunications PLC notes 8 3/8s, 2010
(United Kingdom)		319,000	328,155	497,000	511,263	117,000	120,358
British Telecommunications PLC sr. unsec. notes 5.15s,
2013 (United Kingdom)		--	--	365,000	340,983	705,000	658,611
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		--	--	55,000	48,950	45,000	40,050
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		25,000	2,000	15,000	1,200	5,000	400
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		102,000	46,920	96,000	44,160	138,000	63,480
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		670,000	294,800	615,000	270,600	380,000	167,200
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		100,000	101,000	155,000	156,550	--	--
CenturyTel, Inc. sr. unsec. notes 5 1/2s, 2013		2,075,000	1,618,500	--	--	--	--
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013		300,000	264,000	425,000	374,000	180,000	158,400
Citizens Communications Co. notes 9 1/4s, 2011		340,000	323,000	480,000	456,000	225,000	213,750
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037		588,000	619,195	920,000	968,808	216,000	227,459
Comcast Corp. unsec. bonds 6.4s, 2038		--	--	202,000	201,528	708,000	706,345
Cox Communications, Inc. notes 7 1/8s, 2012		--	--	145,000	138,767	360,000	344,526
Cox Communications, Inc. unsec. sr. notes 4 5/8s, 2010		2,360,000	2,283,574	--	--	--	--
Cox Communications, Inc. 144A notes 5 7/8s, 2016		--	--	561,000	489,732	1,069,000	933,196
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		315,000	283,500	280,000	252,000	130,000	117,000
Cricket Communications, Inc. 144A company guaranty sr.
notes 10s, 2015		535,000	489,525	716,000	655,140	--	--
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009		405,000	402,975	570,000	567,150	265,000	263,675
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		130,000	118,950	50,000	45,750	20,000	18,300
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		125,000	117,813	50,000	47,125	20,000	18,850
Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Germany)		540,000	665,897	841,000	1,037,072	198,000	244,162
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		205,000	133,250	205,000	133,250	100,000	65,000
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		220,000	187,000	180,000	153,000	100,000	85,000
Embarq Corp. notes 7.082s, 2016		950,000	731,500	--	--	--	--
Embarq Corp. sr. unsec. unsub. notes 6.738s, 2013		3,405,000	2,877,225	--	--	--	--
France Telecom notes 8 1/2s, 2031 (France)		--	--	20,000	25,110	--	--
France Telecom notes 7 3/4s, 2011 (France)		319,000	335,685	497,000	522,995	117,000	123,120
Hawaiian Telcom Communications, Inc. company guaranty
Ser. B, 9 3/4s, 2013 (In default) (NON)		105,000	7,875	95,000	7,125	45,000	3,375
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)		299,000	264,989	241,000	213,586	111,000	98,374
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		510,000	464,100	530,000	482,300	250,000	227,500
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		95,000	72,200	75,000	57,000	30,000	22,800

iPCS, Inc. company guaranty sr. sec. notes FRN 5.318s,
2013		105,000	74,550	100,000	71,000	45,000	31,950
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		305,000	176,900	295,000	171,100	140,000	81,200
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		150,000	75,750	150,000	75,750	70,000	35,350
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		395,000	353,525	350,000	313,250	165,000	147,675
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013		1,685,000	718,600	--	--	--	--
Nordic Telephone Co. Holdings ApS 144A sr. sec. bonds
8 7/8s, 2016 (Denmark)		210,000	147,000	205,000	143,500	75,000	52,500
Nordic Telephone Co. Holdings ApS 144A sr. sec. notes
FRN 10.294s, 2016 (Denmark)	EUR	655,000	612,591	870,000	813,670	--	--
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		$--	--	$100,000	74,000	$--	--
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		115,000	68,425	105,000	62,475	50,000	29,750
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		355,000	253,825	225,000	160,875	105,000	75,075
Qwest Corp. sr. notes FRN 5.246s, 2013		1,475,000	1,098,875	--	--	--	--
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		715,000	661,375	740,000	684,500	345,000	319,125
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		85,000	56,950	115,000	77,050	55,000	36,850
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		280,000	252,000	270,000	243,000	130,000	117,000
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		--	--	631,000	599,827	1,195,000	1,135,963
Southwestern Bell Telephone debs. 7s, 2027		--	--	201,000	176,901	814,000	716,403
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		42,000	21,473	54,000	27,608	26,000	13,293
TCI Communications, Inc. company guaranty 7 7/8s, 2026		--	--	1,410,000	1,463,088	1,774,000	1,840,793
TCI Communications, Inc. debs. 9.8s, 2012		--	--	380,000	400,598	1,151,000	1,213,390
TCI Communications, Inc. debs. 7 7/8s, 2013		--	--	200,000	205,643	435,000	447,274
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)		266,000	202,493	824,000	627,270	240,000	182,700
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)		--	--	140,000	106,750	110,000	83,875
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)		--	--	5,000	4,579	50,000	45,788
Telecom Italia Capital SA company guaranty sr. unsec.
notes FRN 5.113s, 2011 (Luxembourg)		5,090,000	3,829,797	--	--	--	--
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)		--	--	310,000	305,411	180,000	177,335
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)		--	--	125,000	146,383	120,000	140,528
Telefonica Europe BV company guaranty 7 3/4s, 2010
(Netherlands)		319,000	323,900	497,000	504,635	117,000	118,797
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		160,000	131,200	175,000	143,500	85,000	69,700
Valor Telecommunications Enterprises, LLC/Finance
Corp. company guaranty sr. unsec. unsub. notes 7 3/4s,
2015		20,000	16,700	20,000	16,700	10,000	8,350
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018		614,000	728,936	954,000	1,132,581	226,000	268,305
Verizon Global Funding Corp. notes 7 3/4s, 2030		5,000	5,544	210,000	232,869	65,000	72,078
Verizon New England, Inc. sr. notes 6 1/2s, 2011		--	--	489,000	485,419	1,220,000	1,211,066
Verizon New Jersey, Inc. debs. 8s, 2022		--	--	160,000	151,373	165,000	156,104
Verizon Pennsylvania, Inc. debs. 8.35s, 2030		--	--	210,000	205,101	225,000	219,751
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013		--	--	--	--	95,000	85,977
Verizon Wireless, Inc. 144A sr. unsec. unsub. notes
8 1/2s, 2018		--	--	30,000	34,605	515,000	594,057
Vodafone Group PLC sr. unsec. notes 7 3/4s, 2010
(United Kingdom)		319,000	326,023	497,000	507,941	117,000	119,576
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)		--	--	850,000	840,167	1,478,000	1,460,903
West Corp. company guaranty 9 1/2s, 2014		145,000	79,750	140,000	77,000	65,000	35,750
Wind Aquisition Finance SA notes 9 3/4s, 2015
(Netherlands)	EUR	80,000	91,013	70,000	79,636	--	--
Windstream Corp. company guaranty 8 5/8s, 2016		$460,000	407,100	$395,000	349,575	$185,000	163,725
Windstream Corp. company guaranty 8 1/8s, 2013		160,000	147,200	160,000	147,200	80,000	73,600
			31,578,625		30,586,995		28,002,678

Conglomerates			--%		--%		--%
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)		--	--	155,000	154,985	160,000	159,984
			--		154,985		159,984

Consumer cyclicals			2.3%		2.0%		2.1%
Affinion Group, Inc. company guaranty 11 1/2s, 2015		175,000	105,219	175,000	105,219	85,000	51,106
Affinion Group, Inc. company guaranty 10 1/8s, 2013		315,000	229,950	300,000	219,000	135,000	98,550
Affinity Group, Inc. sr. sub. notes 9s, 2012		175,000	98,000	250,000	140,000	115,000	64,400
AMC Entertainment, Inc. company guaranty 11s, 2016		205,000	143,244	275,000	192,156	119,000	83,151
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		115,000	70,725	115,000	70,725	54,000	33,210
American Media, Inc. sr. unsec. sub. notes company
guaranty 8 7/8s, 2011		25,000	5,031	30,000	6,038	15,000	3,019
American Media, Inc. sr. unsec. sub. notes company
guaranty Ser. B, 10 1/4s, 2009		175,000	35,000	220,000	44,000	115,000	23,000
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 10 1/4s, 2009		6,363	1,273	7,999	1,600	4,181	836
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 8 7/8s, 2011		909	183	1,091	220	545	110
Aramark Corp. company guaranty 8 1/2s, 2015		275,000	248,875	270,000	244,350	125,000	113,125
Associated Materials, Inc. company guaranty 9 3/4s,
2012		245,000	192,938	300,000	236,250	110,000	86,625
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016		120,000	34,800	145,000	42,050	75,000	21,750
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014		95,000	27,550	105,000	30,450	55,000	15,950
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		225,000	27,000	240,000	28,800	120,000	14,400
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		95,000	56,050	115,000	67,850	65,000	38,350
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		391,391	172,212	384,071	168,991	139,145	61,224
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		470,000	272,600	630,000	365,400	--	--
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)		23,000	18,601	21,000	16,984	10,000	8,088
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)(PIK)		190,000	17,100	178,819	16,094	80,000	7,200
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		846,000	490,680	1,134,000	657,720	--	--
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		55,000	6,600	50,000	6,000	25,000	3,000
Corrections Corporation of America sr. notes 7 1/2s,
2011		125,000	123,750	160,000	158,400	85,000	84,150
D.R. Horton, Inc. company guaranty 8s, 2009		276,000	273,930	272,000	269,960	--	--
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009		399,000	397,005	400,000	398,000	--	--
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013		--	--	35,000	27,300	50,000	39,001
DaimlerChrysler NA Holding Corp. company guaranty
unsec. notes 7.2s, 2009		--	--	--	--	5,000	4,851
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011		--	--	560,000	472,942	1,546,000	1,305,657
Dana Corp. bonds 5.85s, 2015 (Escrow) (In default)
(NON)		225,000	23	245,000	25	120,000	12
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		924,000	852,390	1,194,000	1,101,465	235,000	216,788
DirecTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		120,000	116,400	157,000	152,290	--	--
Echostar DBS Corp. company guaranty 6 5/8s, 2014		55,000	45,925	10,000	8,350	--	--
Echostar DBS Corp. sr. notes 6 3/8s, 2011		650,000	604,500	655,000	609,150	295,000	274,350
Federated Department Stores, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011		--	--	4,375,000	3,530,874	3,965,000	3,199,981
FelCor Lodging, LP company guaranty 8 1/2s, 2011 (R)		1,590,000	1,176,600	--	--	--	--
Ford Motor Credit Co., LLC notes 7 7/8s, 2010		535,000	428,096	550,000	440,099	215,000	172,039
Ford Motor Credit Co., LLC notes 7.8s, 2012		110,000	77,173	--	--	100,000	70,157
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		1,330,000	1,004,150	1,090,000	822,950	445,000	335,975
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		145,000	118,900	179,000	146,780	--	--
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		85,000	74,649	105,000	92,213	50,000	43,911
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011		--	--	4,000	3,320	--	--
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015		313,000	251,965	276,000	222,180	135,000	108,675
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 5.698s, 2014		230,000	162,150	220,000	155,100	100,000	70,500
Hertz Corp. company guaranty 8 7/8s, 2014		335,000	206,025	360,000	221,400	180,000	110,700
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s,
2016		416,000	372,287	652,000	583,488	154,000	137,818
Host Marriott, LP company guaranty Ser. Q, 6 3/4s,
2016 (R)		110,000	80,300	--	--	--	--
Host Marriott, LP sr. notes Ser. M, 7s, 2012 (R)		320,000	271,200	450,000	381,375	210,000	177,975
Idearc, Inc. company guaranty 8s, 2016		800,000	60,000	710,000	53,250	335,000	25,125
Isle of Capri Casinos, Inc. company guaranty 7s, 2014		140,000	59,500	125,000	53,125	60,000	25,500
JC Penney Co., Inc. debs. 7.65s, 2016		--	--	25,000	19,602	25,000	19,602
JC Penney Co., Inc. notes 6 7/8s, 2015		--	--	195,000	155,296	210,000	167,242

Jostens IH Corp. company guaranty 7 5/8s, 2012	160,000	131,200	220,000	180,400	105,000	86,100
K. Hovnanian Enterprises, Inc. company guaranty sr.
sec. notes 11 1/2s, 2013	286,000	217,360	314,000	238,640	--	--
KB Home company guaranty 6 3/8s, 2011	--	--	1,520,000	1,170,400	1,380,000	1,062,600
Lamar Media Corp. company guaranty 7 1/4s, 2013	185,000	147,538	260,000	207,350	120,000	95,700
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015	115,000	83,088	50,000	36,125	25,000	18,063
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	115,000	78,200	145,000	98,600	75,000	51,000
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	290,000	214,600	275,000	203,500	125,000	92,500
Liberty Media Corp. debs. 8 1/4s, 2030	195,000	111,864	245,000	140,546	120,000	68,839
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	1,490,000	1,453,666	--	--	--	--
Limited Brands, Inc. sr. unsec. notes 6 1/8s, 2012	3,130,000	2,313,644	--	--	--	--
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	--	--	45,000	34,070	45,000	34,070
Marriott International, Inc. sr. unsec. unsub. notes
4 5/8s, 2012	2,815,000	2,129,114	--	--	--	--
Masco Corp. sr. unsec. notes 5.85s, 2017	2,370,000	1,533,025	--	--	--	--
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	355,000	139,338	315,000	123,638	150,000	58,875
Mattel, Inc. sr. unsec. notes 5 5/8s, 2013	1,645,000	1,452,614	--	--	--	--
Meritage Homes Corp. company guaranty 6 1/4s, 2015	237,000	118,500	246,000	123,000	112,000	56,000
Meritage Homes Corp. sr. notes 7s, 2014	30,000	17,100	15,000	8,550	5,000	2,850
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	1,555,000	1,306,200	95,000	79,800	50,000	42,000
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	315,000	220,500	436,000	305,200	216,000	151,200
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	255,000	82,875	250,000	81,250	115,000	37,375
Michaels Stores, Inc. company guaranty 10s, 2014	30,000	13,650	5,000	2,275	5,000	2,275
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s,
2009	90,000	84,600	130,000	122,200	59,000	55,460
Neiman-Marcus Group, Inc. company guaranty 9s, 2015
(PIK)	465,000	204,600	505,000	222,200	250,000	110,000
News America Holdings, Inc. company guaranty 7 3/4s,
2024	--	--	350,000	350,970	300,000	300,832
News America Holdings, Inc. debs. 7 3/4s, 2045	210,000	204,928	1,347,000	1,314,465	1,363,000	1,330,078
Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty 10s, 2014	195,000	156,000	190,000	152,000	90,000	72,000
Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	275,000	99,688	220,000	79,750	105,000	38,063
NTK Holdings, Inc. sr. disc. notes stepped-coupon zero
% (10 3/4s, 9/1/09), 2014 (STP)	210,000	45,150	230,000	49,450	110,000	23,650
Omnicom Group, Inc. sr. notes 5.9s, 2016	--	--	140,000	113,685	150,000	121,806
Pearson Dollar Finance Two PLC 144A company guaranty
sr. notes 6 1/4s, 2018 (United Kingdom)	2,470,000	2,163,069	--	--	--	--
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	240,000	139,200	225,000	130,500	105,000	60,900
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	250,000	190,000	240,000	182,400	110,000	83,600
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	65,000	43,875	60,000	40,500	25,000	16,875
R. R. Donnelley & Sons Co. sr. unsec. notes 5 5/8s,
2012	1,810,000	1,609,709	--	--	--	--
R.H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	11,000	1,650	8,000	1,200	3,000	450
R.H. Donnelley, Inc. 144A company guaranty sr. unsec.
notes 11 3/4s, 2015	373,000	91,385	319,000	78,155	144,000	35,280
Reader's Digest Association, Inc. (The) company
guaranty sr. unsec. sub. notes 9s, 2017	205,000	16,913	200,000	16,500	90,000	7,425
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	50,000	29,500	70,000	41,300	30,000	17,700
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013	140,000	26,075	180,000	33,525	90,000	16,763
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec.
notes 6 1/4s, 2013	--	--	547,000	377,430	1,240,000	855,600
Station Casinos, Inc. sr. notes 6s, 2012	305,000	61,000	405,000	81,000	190,000	38,000
Target Corp. bonds 6 1/2s, 2037	--	--	675,000	579,603	1,395,000	1,197,846
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	15,000	9,300	15,000	9,300	8,000	4,960
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015	60,000	27,600	55,000	25,300	25,000	11,500
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	275,000	212,438	255,000	196,988	120,000	92,700
Texas Industries, Inc. 144A company guaranty sr.
unsec. notes 7 1/4s, 2013	491,000	379,298	--	--	--	--
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013	173,000	117,640	228,000	155,040	--	--
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	525,000	120,750	435,000	100,050	190,000	43,700
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 8 1/4s, 2014	340,000	347,109	770,000	786,100	880,000	898,400
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	--	--	--	--	25,000	25,177
Time Warner, Inc. debs. 9.15s, 2023	--	--	25,000	26,663	105,000	111,983
Time Warner, Inc. debs. 9 1/8s, 2013	--	--	997,000	988,033	1,577,000	1,562,816
Toll Brothers, Inc. company guaranty sr. unsec. sub.
notes 8 1/4s, 2011	890,000	818,800	1,335,000	1,228,200	--	--
Toyota Motor Credit Corp. sr. unsec. FRN Ser. MTN,
1.555s, 2010	1,200,000	1,171,188	--	--	--	--
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)	382,000	50,615	421,000	55,783	195,000	25,838
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017	105,000	53,550	100,000	51,000	--	--
UCI Holdco, Inc. sr. unsec. notes FRN 9.996s, 2013
(PIK)	295,141	50,174	295,141	50,174	138,150	23,486
United Auto Group, Inc. company guaranty 7 3/4s, 2016	195,000	90,675	200,000	93,000	100,000	46,500
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	140,000	63,700	200,000	91,000	95,000	43,225
Univision Communications, Inc. 144A company guaranty
unsec. notes 9 3/4s, 2015 (PIK)	165,000	20,625	150,000	18,750	75,000	9,375
Vertis, Inc. company guaranty sr. notes zero %, 2014
(F)(PIK)	173,661	13,893	175,947	14,076	82,393	6,591
Viacom, Inc. company guaranty 5 5/8s, 2012	1,465,000	1,209,075	--	--	--	--
Viacom, Inc. company guaranty sr. unsec. notes 6 5/8s,
2011	1,705,000	1,510,940	--	--	--	--
Vulcan Materials Co. sr. unsec. unsub. notes 5.6s, 2012	--	--	330,000	285,279	295,000	255,022
Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s,
2037	540,000	641,150	844,000	1,002,093	198,000	235,088
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	365,000	275,575	380,000	286,900	175,000	132,125
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015	185,000	86,256	170,000	79,263	80,000	37,300
Young Broadcasting, Inc. company guaranty 10s, 2011	180,000	1,800	170,000	1,700	79,000	790
		33,214,118		25,283,700		17,125,454

Consumer staples		1.3%		1.0%		1.3%
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	209,000	218,678	482,000	504,319	544,000	569,190
Anheuser-Busch Cos., Inc. sr. unsec. notes 5.6s, 2017	2,370,000	2,191,205	--	--	--	--
Campbell Soup Co. debs. 8 7/8s, 2021	--	--	300,000	382,828	255,000	325,404
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	150,000	102,000	170,000	115,600	85,000	57,800
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	25,000	17,750	30,000	21,300	15,000	10,650
Church & Dwight Co., Inc. company guaranty 6s, 2012	130,000	124,800	180,000	172,800	85,000	81,600
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	--	--	990,000	1,024,400	860,000	889,882
CVS Caremark Corp. sr. unsec. FRN 6.302s, 2037	--	--	1,050,000	535,500	1,733,000	883,830
CVS Caremark Corp. 144A pass-through certificates
6.117s, 2013	1,419,766	1,341,062	648,719	612,757	1,478,336	1,396,385
Darden Restaurants, Inc. sr. unsec. notes 6.2s, 2017	1,485,000	1,102,140	--	--	--	--
Dean Foods Co. company guaranty 7s, 2016	--	--	--	--	85,000	72,250
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	35,000	33,950	45,000	43,650	20,000	19,400
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	--	--	200,000	181,599	170,000	154,359
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	--	--	435,000	420,906	390,000	377,364
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	--	--	190,000	186,964	165,000	162,363
Diageo PLC company guaranty 8s, 2022	--	--	165,000	181,223	135,000	148,273
Dole Food Co. sr. notes 8 5/8s, 2009	98,000	88,690	197,000	178,285	88,000	79,640
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	210,000	136,500	275,000	178,750	130,000	84,500
Estee Lauder Cos., Inc. (The) sr. unsec. notes 6s, 2037	--	--	360,000	308,034	310,000	265,251
Estee Lauder Cos., Inc. (The) sr. unsec. notes 5.55s,
2017	--	--	95,000	87,685	80,000	73,840
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	216,000	215,202	492,000	490,183	--	--
Jarden Corp. company guaranty 7 1/2s, 2017	200,000	136,500	200,000	136,500	90,000	61,425
Kellogg Co. sr. unsub. 5 1/8s, 2012	--	--	65,000	66,375	55,000	56,163
Kroger Co. company guaranty 6 3/4s, 2012	--	--	--	--	150,000	151,404
Kroger Co. company guaranty 6.4s, 2017	234,000	235,980	748,000	754,330	100,000	100,846
Kroger Co. sr. notes 6.15s, 2020	--	--	40,000	39,133	--	--
McDonald's Corp. sr. unsec. bonds 6.3s, 2037	--	--	205,000	225,061	210,000	230,550
McDonald's Corp. sr. unsec. bonds 5.8s, 2017	--	--	105,000	111,997	110,000	117,330
Newell Rubbermaid, Inc. sr. unsec. notes 5 1/2s, 2013	1,375,000	1,204,874	--	--	--	--
OSI Restaurant Partners, Inc. company guaranty 10s,

2015	115,000	20,700	110,000	19,800	50,000	9,000
PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	220,000	269,642	346,000	424,074	82,000	100,503
Philip Morris International, Inc. sr. unsec. unsub.
notes 5.65s, 2018	270,000	267,660	416,000	412,395	100,000	99,133
Pinnacle Foods Finance, LLC sr. notes 9 1/4s, 2015	125,000	80,625	115,000	74,175	55,000	35,475
Pinnacle Foods Finance, LLC sr. sub. notes 10 5/8s,
2017	130,000	70,200	125,000	67,500	60,000	32,400
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	150,000	138,000	210,000	193,200	100,000	92,000
Reynolds American, Inc. company guaranty 7 1/4s, 2013	260,000	233,378	285,000	255,818	140,000	125,665
Rite Aid Corp. company guaranty 9 1/2s, 2017	214,000	74,365	197,000	68,458	92,000	31,970
Rite Aid Corp. sec. notes 7 1/2s, 2017	245,000	159,250	225,000	146,250	105,000	68,250
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	--	--	330,000	326,681	300,000	296,982
Sara Lee Corp. sr. unsec. unsub. notes 3 7/8s, 2013	670,000	578,794	--	--	--	--
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	207,000	37,778	238,000	43,435	119,000	21,718
Spectrum Brands, Inc. sr. unsec. sub. notes company
guaranty stepped-coupon 12 1/2s (12 3/4s, 4/2/09),
2013 (STP) (PIK)	140,000	38,150	145,000	39,513	65,000	17,713
Supervalu, Inc. notes 7 7/8s, 2009	5,760,000	5,616,000	--	--	--	--
Supervalu, Inc. sr. unsec. notes 7 1/2s, 2014	215,000	176,300	210,000	172,200	95,000	77,900
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	--	--	--	--	450,000	397,431
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	2,970,000	2,643,300	--	--	--	--
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	612,000	483,480	525,000	414,750	17,000	13,430
Universal Corp. MTNC notes 5.2s, 2013	--	--	3,160,000	2,677,778	2,840,000	2,406,610
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	--	--	320,000	276,123	270,000	232,979
		18,036,953		12,572,329		10,428,858

Energy		0.5%		1.0%		0.9%
Amerada Hess Corp. unsub notes 6.65s, 2011	220,000	219,913	500,000	499,802	570,000	569,774
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	--	--	85,000	74,545	93,000	81,561
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	455,000	395,850	515,000	448,050	255,000	221,850
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	290,000	58,000	275,000	55,000	125,000	25,000
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	95,000	72,675	--	--	--	--
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	--	--	515,000	442,900	250,000	215,000
Chesapeake Energy Corp. sr. notes 7s, 2014	--	--	200,000	166,000	--	--
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	--	--	225,000	193,500	230,000	197,800
Complete Production Services, Inc. company guaranty
8s, 2016	290,000	182,700	300,000	189,000	150,000	94,500
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	305,000	91,500	345,000	103,500	170,000	51,000
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	125,000	96,250	175,000	134,750	80,000	61,600
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	190,000	76,000	170,000	68,000	80,000	32,000
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	230,000	163,300	220,000	156,200	105,000	74,550
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	50,000	38,500	45,000	34,650	20,000	15,400
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	--	--	40,000	31,785	35,000	27,812
Encore Acquisition Co. sr. sub. notes 6s, 2015	290,000	187,050	402,000	259,290	184,000	118,680
Enterprise Products Operating, LP company guaranty FRB
8 3/8s, 2066	--	--	200,000	110,000	225,000	123,750
Enterprise Products Operating, LP company guaranty FRB
7.034s, 2068	--	--	270,000	126,900	125,000	58,750
EOG Resources, Inc. sr. unsec. notes 5 7/8s, 2017	--	--	235,000	238,569	205,000	208,114
Forest Oil Corp. sr. notes 8s, 2011	230,000	209,875	340,000	310,250	220,000	200,750
Gaz Capital SA 144A company guaranty sr. unsec. bonds
8.146s, 2018 (Luxembourg)	158,000	112,292	324,000	230,270	288,000	204,684
Gaz Capital SA 144A company guaranty sr. unsec. bonds
7.343s, 2013 (Luxembourg)	143,000	113,132	334,000	264,237	298,000	235,757
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Luxembourg)	230,000	136,850	507,000	301,665	438,000	260,610
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	165,000	118,800	205,000	147,600	110,000	79,200
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	420,000	222,600	440,000	233,200	265,000	140,450
Hilcorp Energy I, LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015	70,000	49,350	80,000	56,400	40,000	28,200
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	85,000	55,250	75,000	48,750	35,000	22,750
Inergy, LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	285,000	222,300	380,000	296,400	190,000	148,200
Kerr-McGee Corp. sec. notes 6.95s, 2024	180,000	157,833	230,000	201,675	110,000	96,453
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	170,000	112,200	145,000	95,700	70,000	46,200
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	--	--	80,000	84,903	70,000	74,290
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	5,000	3,975	145,000	115,275	155,000	123,225
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	245,000	200,900	230,000	188,600	105,000	86,100
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	--	--	225,000	176,058	200,000	156,496
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	180,000	129,600	235,000	169,200	115,000	82,800
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	220,000	118,800	215,000	116,100	100,000	54,000
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	32,575	33,357	47,382	48,519	34,056	34,873
Peabody Energy Corp. company guaranty 7 3/8s, 2016	385,000	361,900	515,000	484,100	245,000	230,300
Peabody Energy Corp. sr. notes 5 7/8s, 2016	--	--	270,000	229,500	225,000	191,250
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	208,000	171,428	472,000	389,009	--	--
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	220,000	178,200	250,000	202,500	125,000	101,250
PetroHawk Energy Corp. 144A sr. unsec. unsub. notes
7 7/8s, 2015	180,000	133,200	205,000	151,700	105,000	77,700
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	145,000	90,625	130,000	81,250	65,000	40,625
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	270,000	171,450	260,000	165,100	75,000	47,625
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	70,000	52,850	50,000	37,750	30,000	22,650
Plains Exploration & Production Co. company guaranty
7s, 2017	245,000	167,825	230,000	157,550	105,000	71,925
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	--	--	537,000	483,523	1,127,000	1,014,769
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	195,000	181,350	275,000	255,750	130,000	120,900
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	105,000	56,175	130,000	69,550	70,000	37,450
Sabine Pass LNG, LP sec. notes 7 1/2s, 2016	465,000	334,800	455,000	327,600	250,000	180,000
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 7.508s, 2014	100,000	53,182	95,000	50,522	45,000	23,932
SandRidge Energy, Inc. company guaranty unsec. unsub.
notes 8 5/8s, 2015 (PIK)	275,000	144,375	265,000	139,125	125,000	65,625
SandRidge Energy, Inc. sr. notes 8s, 2018	340,000	188,700	500,000	277,500	--	--
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	495,000	133,650	445,000	120,150	220,000	59,400
Sunoco, Inc. notes 4 7/8s, 2014	--	--	130,000	109,344	110,000	92,521
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	540,000	291,600	470,000	253,800	235,000	126,900
Tesoro Corp. company guaranty 6 1/2s, 2017	--	--	360,000	197,550	95,000	52,131
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	--	--	110,000	84,491	90,000	69,129
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	--	--	130,000	110,947	100,000	85,344
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	--	--	205,000	153,886	205,000	153,886
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	--	--	95,000	81,663	105,000	90,259
Whiting Petroleum Corp. company guaranty 7s, 2014	120,000	84,600	150,000	105,750	75,000	52,875
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019	440,000	343,750	420,000	328,125	195,000	152,344
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	50,000	46,612	60,000	55,934	30,000	27,967
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	158,000	143,472	357,000	324,174	--	--
		6,908,596		11,845,086		7,440,936

Financials		1.9%		3.7%		5.8%
AGFC Capital Trust I company guaranty 6s, 2067	--	--	180,000	36,000	185,000	37,000
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	--	--	249,000	245,115	873,000	859,379
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	--	--	905,000	339,375	1,400,000	525,000
American International Group, Inc. sr. unsec. Ser. G,
5.85s, 2018	882,000	589,838	1,376,000	920,200	324,000	216,675
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	--	--	567,000	307,038	645,000	349,277
Amvescap PLC company guaranty 5 5/8s, 2012	--	--	180,000	181,523	155,000	156,312
Bank of America Corp. sr. unsec. notes 5.65s, 2018	735,000	737,199	1,140,000	1,143,411	270,000	270,808
Bank of America NA sub. notes 5.3s, 2017	--	--	250,000	237,382	750,000	712,145
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
notes Ser. G, 4.95s, 2012	--	--	230,000	233,511	205,000	208,130
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 5.323s, 2027	580,000	307,540	1,072,000	568,419	1,146,000	607,657
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049
(United Kingdom)	635,000	422,487	--	--	--	--
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	--	--	920,000	955,487	1,635,000	1,698,067
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	--	--	240,000	263,005	841,000	921,615
Block Financial Corp. notes 5 1/8s, 2014	2,260,000	1,838,322	--	--	--	--
Bosphorus Financial Services, Ltd. 144A sec. sr. notes

FRN 3.949s, 2012 (Cayman Islands)	162,500	138,327	429,813	365,874	489,125	416,364
Capital One Capital III company guaranty 7.686s, 2036	--	--	231,000	105,493	811,000	370,367
Capital One Financial Corp. sr. unsec. unsub. notes
FRN Ser. MTN, 2.469s, 2009	215,000	204,680	280,000	266,560	--	--
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	--	--	1,442,000	432,600	2,095,000	628,500
CIT Group, Inc. sr. notes 5.4s, 2013	--	--	60,000	45,314	50,000	37,761
CIT Group, Inc. sr. notes 5s, 2014	--	--	400,000	290,721	220,000	159,897
Citigroup, Inc. sr. notes 6 1/2s, 2013	545,000	549,952	260,000	262,362	825,000	832,496
Citigroup, Inc. sr. unsec. bonds 6 7/8s, 2038	--	--	273,000	315,277	249,000	287,560
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	--	--	302,000	305,359	1,057,000	1,068,756
Citigroup, Inc. sr. unsec. notes 5 1/2s, 2013	1,055,000	1,027,237	1,643,000	1,599,763	387,000	376,816
Citigroup, Inc. sub. notes 5s, 2014	--	--	749,000	658,807	1,292,000	1,136,420
CNA Financial Corp. unsec. notes 6 1/2s, 2016	1,415,000	1,002,048	165,000	116,847	175,000	123,928
CNA Financial Corp. unsec. notes 6s, 2011	885,000	732,000	165,000	136,475	170,000	140,610
Countrywide Financial Corp. company guaranty unsec.
unsub. notes FRN 4.348s, 2009	730,000	730,000	--	--	--	--
Credit Suisse First Boston USA, Inc. company guaranty
sr. unsec. unsub. notes 6 1/8s, 2011	490,000	494,920	764,000	771,671	180,000	181,807
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(United Kingdom)	--	--	746,000	348,183	1,316,000	614,221
Deutsche Bank AG/London sr. unsec. notes 5 3/8s, 2012
(United Kingdom)	490,000	493,724	764,000	769,806	180,000	181,368
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	--	--	444,000	189,744	1,002,000	428,206
Dresdner Funding Trust I 144A bonds 8.151s, 2031	--	--	685,000	271,254	1,115,000	441,530
Duke Realty, LP sr. unsec. notes 6 1/2s, 2018	--	--	411,000	183,441	989,000	441,419
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	80,000	36,400	110,000	50,050	50,000	22,750
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013	125,000	45,000	10,000	3,600	5,000	1,800
Equity One, Inc. notes 5 3/8s, 2015 (R)	--	--	190,000	123,816	195,000	127,074
Erac USA Finance Co. 144A company guaranty 6 3/8s, 2017	--	--	267,000	185,301	315,000	218,614
Fleet Capital Trust V bank guaranty FRN 2.848s, 2028	790,000	558,961	1,297,000	917,686	979,000	692,687
Fund American Cos., Inc. notes 5 7/8s, 2013	--	--	498,000	365,236	969,000	710,670
GATX Financial Corp. notes 5.8s, 2016	--	--	120,000	96,095	130,000	104,103
General Electric Capital Corp. sr. unsec. FRN
Ser. MTN, 2.435s, 2016	262,000	180,578	600,000	413,537	--	--
General Electric Capital Corp. sr. unsec. notes
5 7/8s, 2038	1,741,000	1,704,195	3,005,000	2,941,474	1,652,000	1,617,077
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	--	--	975,000	612,855	1,450,000	911,425
Genworth Life Institutional Funding Trust notes
Ser. MTN, 5 7/8s, 2013	160,000	101,744	234,000	148,800	834,000	530,340
GMAC, LLC 144A sr. unsec. unsub. notes 7 3/4s, 2010	143,000	127,539	180,000	160,539	95,000	84,729
GMAC, LLC 144A sr. unsec. unsub. notes 7s, 2012	70,000	55,300	305,000	240,950	355,000	280,450
GMAC, LLC 144A sr. unsec. unsub. notes 6 7/8s, 2012	370,000	280,561	470,000	356,389	240,000	181,986
GMAC, LLC 144A sr. unsec. unsub. notes 6 7/8s, 2011	475,000	384,579	605,000	489,833	295,000	238,844
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	11,000	7,520	1,000	684	1,000	684
GMAC, LLC 144A sr. unsec. unsub. notes 6 5/8s, 2012	205,000	157,850	145,000	111,650	70,000	53,900
GMAC, LLC 144A sr. unsec. unsub. notes FRN 4.403s, 2014	369,000	206,640	175,000	98,000	48,000	26,880
GMAC, LLC sr. unsec. unsub. notes FRN 3.399s, 2009	--	--	463,000	442,165	307,000	293,185
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	--	--	685,000	653,773	1,188,000	1,133,844
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	736,000	605,528	1,148,000	944,493	270,000	222,137
Hartford Financial Services Group, Inc. (The) jr. sub.
debs. FRB 8 1/8s, 2068	--	--	285,000	131,967	1,005,000	465,356
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	--	--	214,000	103,136	748,000	360,494
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	--	--	85,000	57,670	90,000	61,062
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	--	--	340,000	210,322	290,000	179,392
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	--	--	175,000	108,316	175,000	108,316
HRPT Properties Trust notes 6 1/4s, 2016 (R)	--	--	105,000	55,928	95,000	50,601
HSBC Bank USA NA sub. notes 7s, 2039	--	--	250,000	260,283	--	--
HSBC Finance Capital Trust IX FRN 5.911s, 2035	--	--	1,000,000	418,404	2,000,000	836,808
HSBC Finance Corp. notes 5s, 2015	760,000	674,605	1,185,000	1,051,851	280,000	248,539
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	--	--	300,000	304,676	1,000,000	1,015,585
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	70,000	30,888	70,000	30,888	30,000	13,238
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	50,000	30,563	50,000	30,563	25,000	15,281
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	--	--	915,000	407,175	1,770,000	787,650
International Lease Finance Corp. sr. unsec. 6 3/8s,
2013	1,840,000	1,288,000	--	--	--	--
International Lease Finance Corp. sr. unsec. Ser. MTN,
5 5/8s, 2013	625,000	414,063	--	--	--	--
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)	275,000	249,563	980,000	889,350	820,000	744,150
JPMorgan Chase & Co. sr. notes 6s, 2018	1,079,000	1,138,910	1,682,000	1,775,391	396,000	417,988
JPMorgan Chase Bank NA sub. notes 6s, 2017	--	--	330,000	332,864	280,000	282,430
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	--	--	674,000	567,905	1,460,000	1,230,180
JPMorgan Chase Capital XXV bonds 6.8s, 2037	--	--	330,000	304,057	285,000	262,595
Lehman Brothers E-Capital Trust I FRN 3.589s, 2065 (In
default) (NON)	1,375,000	138	1,845,000	185	--	--
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	787,000	701,414	1,053,000	938,486	--	--
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	115,000	92,288	95,000	76,238	45,000	36,113
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	195,000	144,788	185,000	137,363	85,000	63,113
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058	1,145,000	562,457	1,350,000	663,159	1,363,000	669,545
Liberty Mutual Insurance 144A notes 7.697s, 2097	--	--	690,000	458,455	1,410,000	936,843
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	35,000	33,025	720,000	679,368	815,000	769,007
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	--	--	380,000	337,128	345,000	306,076
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	--	--	300,000	330,504	1,200,000	1,322,017
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3.735s,
2011	--	--	380,000	336,518	280,000	247,961
Merrill Lynch & Co., Inc. sr. unsec. notes 6 7/8s, 2018	711,000	743,724	1,110,000	1,161,089	261,000	273,013
MetLife Capital Trust IV jr. sub. debs. 7 7/8s, 2067	--	--	300,000	188,209	1,200,000	752,834
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018	395,000	376,199	875,000	833,352	230,000	219,052
Monumental Global Funding, Ltd. 144A notes 5 1/2s,
2013 (Cayman Islands)	--	--	255,000	240,569	904,000	852,841
Morgan Stanley sr. unsec. unsub. notes 6 3/4s, 2011	687,000	675,957	1,068,000	1,050,833	252,000	247,949
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	--	--	125,000	105,993	425,000	360,375
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	--	--	145,000	131,620	150,000	136,158
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	--	--	723,000	573,384	1,139,000	903,298
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	--	--	210,000	132,686	--	--
Nuveen Investments, Inc. sr. unsec. notes 5 1/2s, 2015	--	--	110,000	16,638	110,000	16,638
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	--	--	520,000	480,990	1,129,000	1,044,304
Prudential Financial, Inc. jr. unsec. sub. notes FRN
8 7/8s, 2038	1,120,000	718,942	225,000	144,430	--	--
Prudential Holdings, LLC 144A bonds 8.695s, 2023	--	--	740,000	713,131	1,335,000	1,286,526
Regency Centers, LP sr. unsec. 5 7/8s, 2017	--	--	230,000	145,659	195,000	123,494
Rouse Co. (The) notes 7.2s, 2012 (R)	--	--	150,000	52,125	170,000	59,075
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	--	--	400,000	160,000	300,000	120,000
Russian Agricultural Bank 144A notes 7 3/4s, 2018
(Luxembourg)	--	--	110,000	70,950	100,000	64,500
Russian Agricultural Bank 144A notes 7 1/8s, 2014
(Luxembourg)	120,000	80,400	110,000	73,700	100,000	67,000
Simon Property Group, LP sr. unsec. notes 6 1/8s, 2018
(R)	--	--	307,000	207,875	927,000	627,689
Simon Property Group, LP unsub. bonds 5 3/4s, 2015 (R)	--	--	83,000	54,215	83,000	54,215
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	650,000	564,114	1,128,000	978,954	1,206,000	1,046,648
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	--	--	155,000	139,033	155,000	139,033
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 2.996s, 2037	--	--	475,000	199,920	--	--
Stowe CDO 08-1 144A notes FRN 3.315s, 2010	4,200,000	3,570,000	--	--	--	--
Swiss Re Capital I, LP 144A company guaranty FRN
6.854s, 2049 (United Kingdom)	--	--	185,000	71,168	195,000	75,015
USI Holdings Corp. 144A sr. unsec. notes FRN 6.024s,
2014	45,000	18,281	45,000	18,281	20,000	8,125
VTB Capital SA 144A notes 6 7/8s, 2018 (Luxembourg)	876,000	573,780	800,000	524,000	687,000	449,985
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	--	--	1,115,000	1,076,338	1,755,000	1,694,147
Wells Fargo & Co. sr. notes 4 3/8s, 2013	--	--	985,000	964,528	1,560,000	1,527,577
Wells Fargo & Co. sr. unsec. unsub. notes 5 1/4s, 2012	660,000	672,233	1,025,000	1,043,998	245,000	249,541
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049	455,000	464,100	--	--	--	--
Westfield Group sr. notes 5.7s, 2016 (Australia)	--	--	205,000	136,931	230,000	153,630
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	--	--	295,000	149,937	230,000	116,900
Willis Group North America, Inc. company guaranty
6.2s, 2017	--	--	70,000	48,495	40,000	27,711
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	--	--	1,240,000	558,000	1,630,000	733,500
		27,539,101		45,668,124		46,744,383

Health care		0.7%		0.9%		1.0%

Abbott Laboratories sr. unsec. notes 5 7/8s, 2016	344,000	372,575	538,000	582,690	126,000	136,466
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	--	--	1,881,000	1,584,586	2,199,000	1,852,475
AmerisourceBergen Corp. company guaranty sr. unsec.
notes 5 5/8s, 2012	195,000	182,581	--	--	--	--
AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037
(United Kingdom)	270,000	288,865	422,000	451,485	99,000	105,917
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	--	--	982,000	1,043,604	1,709,000	1,816,211
Cardinal Health, Inc. sr. unsec. unsub. notes 5 1/2s,
2013	4,045,000	3,832,368	--	--	--	--
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	675,000	621,000	605,000	556,600	285,000	262,200
DaVita, Inc. company guaranty 6 5/8s, 2013	190,000	180,500	235,000	223,250	125,000	118,750
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	320,000	190,400	355,000	211,225	170,000	101,150
GlaxoSmith Kline Capital, Inc., company guaranty sr.
notes 5.65s, 2018	344,000	361,313	870,000	913,785	1,290,000	1,354,923
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)	146,000	113,880	158,000	123,240	76,000	59,280
HCA, Inc. sr. sec. notes 9 1/4s, 2016	530,000	486,275	370,000	339,475	185,000	169,738
HCA, Inc. sr. sec. notes 9 1/8s, 2014	219,000	203,123	167,000	154,893	79,000	73,273
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	416,000	366,080	590,000	519,200	275,000	242,000
HCA, Inc. sr. unsec. notes 6 1/4s, 2013	50,000	31,250	48,000	30,000	--	--
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	115,000	71,300	100,000	62,000	50,000	31,000
Healthsouth Corp. company guaranty 10 3/4s, 2016	150,000	137,625	145,000	133,038	65,000	59,638
Hospira, Inc. sr. notes 6.05s, 2017	--	--	190,000	154,321	125,000	101,527
Hospira, Inc. sr. notes 5.55s, 2012	150,000	142,120	607,000	575,113	230,000	217,918
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	135,000	104,625	120,000	93,000	55,000	42,625
Omnicare, Inc. company guaranty 6 3/4s, 2013	60,000	51,000	85,000	72,250	40,000	34,000
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	35,000	28,700	45,000	36,900	25,000	20,500
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	170,000	142,800	240,000	201,600	110,000	92,400
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	165,000	121,275	210,000	154,350	100,000	73,500
Select Medical Corp. company guaranty 7 5/8s, 2015	1,001,000	530,530	1,282,000	679,460	130,000	68,900
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	255,000	193,800	360,000	273,600	170,000	129,200
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	205,000	157,338	270,000	207,225	125,000	95,938
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	200,000	175,000	195,000	170,625	90,000	78,750
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	80,000	41,600	75,000	39,000	35,000	18,200
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	80,000	48,800	75,000	45,750	35,000	21,350
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	20,000	16,100	25,000	20,125	15,000	12,075
Tenet Healthcare Corp. sr. unsec. notes 7 3/8s, 2013	300,000	213,750	360,000	256,500	165,000	117,563
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011	428,000	330,630	443,000	342,218	65,000	50,213
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	--	--	280,000	255,158	245,000	223,264
US Oncology Holdings, Inc. sr. unsec. notes FRN
8.334s, 2012 (PIK)	123,000	77,490	123,000	77,490	53,000	33,390
US Oncology, Inc. company guaranty 9s, 2012	175,000	159,250	215,000	195,650	105,000	95,550
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	250,000	208,750	255,000	212,925	120,000	100,200
Ventas Realty, LP/Capital Corp. company guaranty 9s,
2012 (R)	165,000	146,850	235,000	209,150	110,000	97,900
Ventas Realty, LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	--	--	145,000	110,200	140,000	106,400
		10,329,543		11,311,681		8,214,384

Technology		0.9%		0.8%		0.8%
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	70,000	32,550	70,000	32,550	35,000	16,275
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	208,000	91,520	280,000	123,200	130,000	57,200
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	198,000	112,860	181,000	103,170	81,000	46,170
Arrow Electronics, Inc. debs. 7 1/2s, 2027	--	--	160,000	124,905	175,000	136,615
Arrow Electronics, Inc. unsec. notes 9.15s, 2010	1,405,000	1,374,977	--	--	--	--
Avnet, Inc. notes 6s, 2015	--	--	160,000	122,518	160,000	122,518
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	60,000	54,600	85,000	77,350	40,000	36,400
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	175,000	143,500	145,000	118,900	65,000	53,300
Ceridian Corp. 144A sr. unsec. notes 11 1/2s, 2015	250,000	132,813	225,000	119,531	110,000	58,438
Cisco Systems, Inc. sr. unsec. notes 5 1/4s, 2011	319,000	331,164	497,000	515,952	117,000	121,461
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	215,000	145,125	195,000	131,625	90,000	60,750
Computer Sciences Corp. sr. unsec. unsub. notes 5s,
2013	750,000	660,484	--	--	--	--
Computer Sciences Corp. 144A sr. unsec. notes 6 1/2s,
2018	1,190,000	1,025,096	2,870,000	2,472,290	2,625,000	2,261,241
Expedia, Inc. sr. unsec. notes company guaranty
7.456s, 2018	1,100,000	792,000	--	--	--	--
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	--	--	280,000	248,011	250,000	221,438
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6 1/8s, 2012	--	--	280,000	263,070	250,000	234,884
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	460,000	202,400	340,000	149,600	160,000	70,400
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	230,000	94,300	240,000	98,400	120,000	49,200
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 9 1/8s, 2014 (PIK)	225,000	51,750	240,000	55,200	120,000	27,600
Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	95,000	100,985	235,000	249,805	425,000	451,776
IBM Corp. sr. unsec. notes 5.7s, 2017	--	--	415,000	440,354	435,000	461,576
IBM Corp. sr. unsec. notes 4 3/4s, 2012	490,000	506,067	764,000	789,051	180,000	185,902
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	60,000	51,750	70,000	60,375	35,000	30,188
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	5,000	4,700	--	--	90,000	84,600
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	245,000	199,063	90,000	73,125	40,000	32,500
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	470,000	377,175	625,000	501,563	--	--
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	2,455,000	1,935,331	--	--	--	--
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	315,000	126,000	275,000	110,000	130,000	52,000
Motorola, Inc. sr. notes 8s, 2011	1,790,000	1,493,705	--	--	--	--
Motorola, Inc. sr. unsec. notes 6s, 2017	--	--	170,000	91,669	145,000	78,189
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	50,000	13,250	60,000	15,900	30,000	7,950
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 9.003s, 2011 (Canada)	160,000	40,000	185,000	46,250	95,000	23,750
Nortel Networks, Ltd. 144A sr. unsecd. notes company
guaranty 10 3/4s, 2016 (Canada)	1,355,000	359,075	1,807,000	478,855	--	--
NXP BV/NXP Funding, LLC company guaranty 9 1/2s, 2015
(Netherlands)	205,000	38,950	90,000	17,100	--	--
NXP BV/NXP Funding, LLC company guaranty sr. sec.
notes FRN 7.503s, 2013 (Netherlands)	95,000	31,588	100,000	33,250	95,000	31,588
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	275,000	107,250	300,000	117,000	150,000	58,500
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	65,000	9,750	70,000	10,500	35,000	5,250
Oracle Corp. sr. unsec. notes 5s, 2011	319,000	327,606	497,000	510,408	117,000	120,156
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013	315,000	135,450	417,000	179,310	--	--
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	493,000	192,270	651,000	253,890	--	--
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	95,000	49,047	105,000	54,210	50,000	25,814
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	90,000	59,400	100,000	66,000	56,000	36,960
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	590,000	510,350	491,000	424,715	221,000	191,165
Travelport LLC company guaranty 9 7/8s, 2014	330,000	123,750	295,000	110,625	140,000	52,500
Tyco Electronics Group SA company guaranty 6.55s, 2017
(Luxembourg)	940,000	789,978	--	--	--	--
Tyco Electronics Group SA sr. unsec. notes company
guaranty 6s, 2012 (Luxembourg)	--	--	628,000	566,521	1,093,000	985,999
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	219,000	61,320	290,000	81,200	254,000	71,120
Xerox Corp. sr. notes 6.4s, 2016	--	--	335,000	261,300	285,000	222,300
		12,888,949		10,299,248		6,783,673

Transportation		0.1%		0.1%		0.2%
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	--	--	110,000	77,000	70,000	49,000
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	170,000	178,911	385,000	405,181	440,000	463,064
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	--	--	54,238	42,441	45,199	35,367
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	--	--	269,178	205,248	189,841	144,754
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	--	--	513,558	328,677	443,754	284,003
Ryder System, Inc. sr. unsec. unsub. notes Ser. MTN,
6s, 2013	1,645,000	1,347,763	--	--	--	--
Southwest Airlines Co. pass-through certificates
6.15s, 2022	--	--	62,838	49,031	125,676	98,062

Southwest Airlines Co. sr. unsec. unsub. notes 6 1/2s,
2012	590,000	552,235	--	--	--	--
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	--	--	30,000	29,311	--	--
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	--	--	290,000	274,981	355,000	336,614
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	--	--	115,000	108,264	100,000	94,143
United AirLines, Inc. pass-through certificates
6.636s, 2022	--	--	156,991	92,232	128,447	75,463
		2,078,909		1,612,366		1,580,470

Utilities and power		1.1%		2.3%		3.6%
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	180,000	172,283	577,000	552,262	190,000	181,854
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	120,000	98,400	105,000	86,100	50,000	41,000
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	258,000	246,390	331,000	316,105	133,000	127,015
American Water Capital Corp. sr. unsec. bonds 6.085s,
2017	214,000	186,403	484,000	421,583	--	--
Appalachian Power Co. sr. notes 5.8s, 2035	--	--	145,000	119,758	120,000	99,110
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	--	--	320,000	283,526	275,000	243,656
Beaver Valley II Funding debs. 9s, 2017	--	--	533,000	499,682	1,176,000	1,102,488
Boardwalk Pipelines, LP company guaranty 5 7/8s, 2016	--	--	604,000	499,884	1,168,000	966,663
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	--	--	1,151,000	917,599	1,739,000	1,386,364
CMS Energy Corp. sr. notes 8 1/2s, 2011	170,000	167,417	150,000	147,721	70,000	68,936
CMS Energy Corp. unsub. notes 6.55s, 2017	--	--	20,000	16,000	15,000	12,000
Colorado Interstate Gas Co. debs. 6.85s, 2037	30,000	21,589	50,000	35,982	25,000	17,991
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	--	--	130,000	122,258	110,000	103,449
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	--	--	593,000	493,153	1,058,000	879,858
Consolidated Edison Co. of New York sr. unsec. notes
7 1/8s, 2018	175,000	189,840	400,000	433,920	455,000	493,584
Consolidated Natural Gas Co. sr. notes 5s, 2014	--	--	180,000	165,270	315,000	289,222
Consumers Energy Co. 1st mtge. sec. bond 6 1/8s, 2019	174,000	172,654	395,000	391,944	--	--
Consumers Energy Co. 1st mtge. sec. bonds 5.65s, 2018	--	--	241,000	221,100	846,000	776,142
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	--	--	144,000	146,274	135,000	137,132
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	--	--	823,000	370,350	1,448,000	651,600
Dominion Resources, Inc. sr. unsec. notes 6.4s, 2018	3,975,000	3,892,332	--	--	--	--
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	1,320,000	1,267,225	455,000	436,809	290,000	278,406
Dominion Resources, Inc. unsub. notes 5.7s, 2012	343,000	339,632	535,000	529,746	126,000	124,763
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	--	--	304,000	285,884	1,062,000	998,714
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	255,000	181,050	250,000	177,500	115,000	81,650
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	145,000	104,400	195,000	140,400	90,000	64,800
E.ON International Finance BV 144A notes 5.8s, 2018
(Netherlands)	--	--	301,000	281,427	1,069,000	999,485
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	70,000	62,300	80,000	71,200	40,000	35,600
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	75,000	68,625	90,000	82,350	45,000	41,175
Edison Mission Energy sr. unsec. notes 7.2s, 2019	215,000	176,300	205,000	168,100	95,000	77,900
Edison Mission Energy sr. unsec. notes 7s, 2017	195,000	169,650	140,000	121,800	65,000	56,550
El Paso Corp. sr. notes Ser. MTN, 7 3/4s, 2032	225,000	146,052	215,000	139,561	95,000	61,667
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	--	--	215,000	183,474	225,000	192,008
Ferrellgas, LP/Finance sr. notes 6 3/4s, 2014	215,000	148,350	300,000	207,000	140,000	96,600
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	343,000	324,223	3,270,000	3,090,987	2,608,000	2,465,228
Florida Power Corp. 1st mtge. 6.35s, 2037	--	--	280,000	310,342	275,000	304,800
Florida Power Corp. 1st mtge. sec. bond 6.4s, 2038	--	--	328,000	366,291	1,146,000	1,279,784
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	--	--	115,000	118,167	110,000	113,029
Indiantown Cogeneration, LP 1st mtge. Ser. A-10,
9.77s, 2020	--	--	215,000	170,319	225,000	178,241
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	105,000	86,100	230,000	188,600	200,000	164,000
ITC Holdings Corp. 144A notes 5 7/8s, 2016	--	--	458,000	436,753	988,000	942,166
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	--	--	305,000	267,492	225,000	197,330
Kansas Gas & Electric bonds 5.647s, 2021	--	--	79,549	71,099	74,870	66,917
Kinder Morgan, Inc. notes 6s, 2017	--	--	175,000	150,938	150,000	129,376
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	--	--	122,000	102,785	126,000	106,155
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	442,000	410,990	1,512,000	1,405,921	1,729,000	1,607,697
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	470,000	429,470	850,000	776,701	970,000	886,353
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	215,000	208,013	215,000	208,013	100,000	96,750
Mirant North America, LLC company guaranty 7 3/8s, 2013	375,000	360,000	410,000	393,600	205,000	196,800
National Fuel Gas Co. notes 5 1/4s, 2013	238,000	226,886	687,000	654,920	100,000	95,330
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	--	--	110,000	105,297	145,000	138,800
Northwestern Corp. sec. notes 5 7/8s, 2014	--	--	463,000	426,957	979,000	902,789
NRG Energy, Inc. company guaranty 7 3/8s, 2017	100,000	92,000	110,000	101,200	55,000	50,600
NRG Energy, Inc. sr. notes 7 3/8s, 2016	945,000	878,850	894,000	831,420	377,000	350,610
Oncor Electric Delivery Co. debs. 7s, 2022	--	--	63,000	58,868	56,000	52,327
Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	417,000	442,879	650,000	690,338	153,000	162,495
Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018	280,000	332,286	645,000	765,445	730,000	866,318
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	--	--	260,000	266,535	225,000	230,655
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	346,000	276,800	457,000	365,600	--	--
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	--	--	456,000	404,799	985,000	874,402
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	--	--	135,629	132,858	117,238	114,844
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	175,000	164,958	225,000	212,089	110,000	103,688
Public Service Co. of Colorado 1st mtge. sec. bond
6 1/2s, 2038	180,000	191,844	412,000	439,110	--	--
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	--	--	215,000	216,103	205,000	206,051
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	--	--	629,000	289,340	1,107,000	509,220
Rockies Express Pipeline, LLC 144A sr. notes 7 1/2s,
2038	--	--	317,000	277,681	1,127,000	987,213
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037	212,000	189,169	483,000	430,984	--	--
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	90,000	81,142	125,000	112,697	60,000	54,095
Southern California Edison Co. 1st mtge. Ser. 06-E,
5.55s, 2037	--	--	200,000	210,661	255,000	268,593
Southern California Edison Co. notes 6.65s, 2029	--	--	255,000	271,545	275,000	292,842
Southern Natural Gas. Co. 144A notes 5.9s, 2017	--	--	155,000	118,591	130,000	99,463
Spectra Energy Capital, LLC sr. notes 8s, 2019	--	--	250,000	239,113	215,000	205,638
Spectra Energy Capital, LLC sr. unsec. unsub. notes
5.668s, 2014	1,645,000	1,442,849	--	--	--	--
Taqa Abu Dhabi National Energy sr. unsec. notes
7 1/4s, 2018 (United Arab Emirates)	890,000	738,700	1,190,000	987,700	895,000	742,850
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	270,000	253,140	610,000	571,910	430,000	403,150
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015	10,000	8,197	10,000	8,197	5,000	4,098
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	25,000	22,052	30,000	26,463	15,000	13,231
TEPPCO Partners, LP company guaranty FRB 7s, 2067	--	--	205,000	109,817	175,000	93,746
Texas Competitive Electric Holdings Co., LLC company
guaranty 10 1/2s, 2015	735,000	521,850	655,000	465,050	310,000	220,100
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	--	--	140,000	115,383	150,000	123,624
TransAlta Corp. sr. unsec. notes 6.65s, 2018 (Canada)	--	--	260,000	230,876	906,000	804,514
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	--	--	180,000	80,459	155,000	69,284
TXU Corp. sr. notes Ser. P, 5.55s, 2014	525,000	245,295	554,000	258,844	237,000	110,733
Union Electric Co. sr. sec. notes 6.4s, 2017	140,000	127,631	320,000	291,729	365,000	332,753
West Penn Power Co. 1st mtge. 5.95s, 2017	--	--	75,000	67,083	45,000	40,250
Westar Energy, Inc. 1st mtge. 5.15s, 2017	--	--	15,000	13,240	45,000	39,720
Westar Energy, Inc. 1st mtge. 5.1s, 2020	--	--	175,000	147,760	165,000	139,316
Williams Partners, LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017	80,000	63,200	85,000	67,150	40,000	31,600
		15,929,416		28,187,542		29,156,950

Total corporate bonds and notes (cost $220,981,422, $238,305,541 and $191,652,113)		$177,813,798		$195,570,395		$169,349,904

COLLATERALIZED MORTGAGE OBLIGATIONS(a)	Growth 7.7%		Balanced 14.1%		Conservative 19.0%

	Principal amount	Value	Principal amount	Value	Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.948s, 2035	$577,502	$340,726	$1,588,129	$936,996	$1,131,883	$667,811
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.335s, 2029	--	--	383,967	409,589	427,829	456,379
Ser. 96-D3, Class A1C, 7.4s, 2026	27,067	26,894	165,666	164,604	118,379	117,621
FRB Ser. 97-D5, Class A5, 6.935s, 2043	150,000	90,479	234,000	141,147	247,000	148,989
Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036	2,852,000	1,340,440	--	--	--	--
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	--	--	200,000	163,955	200,000	163,955
Ser. 08-1, Class A3, 6.121s, 2014	5,700,000	3,788,366	--	--	--	--
FRB Ser. 07-3, Class A3, 5.658s, 2049	167,000	109,027	748,000	488,334	--	--
Ser. 07-2, Class A2, 5.634s, 2049	960,000	740,550	479,000	369,504	434,000	334,790
Ser. 06-4, Class A4, 5.634s, 2046	--	--	920,000	705,219	1,140,000	873,858
Ser. 07-5, Class A3, 5.62s, 2051	578,000	371,613	--	--	--	--
Ser. 06-4, Class A2, 5.522s, 2046	620,000	521,178	3,157,000	2,653,806	2,319,000	1,949,375
Ser. 04-3, Class A5, 5.319s, 2039	230,000	196,124	920,000	784,497	930,000	793,024

Ser. 05-6, Class A2, 5.165s, 2047	1,742,000	1,475,919	304,000	257,566	371,000	314,332
Ser. 07-5, Class XW, Interest Only (IO), 0.44s, 2051	4,498,468	67,706	20,627,947	310,469	18,418,593	277,217
Ser. 07-1, Class XW, IO, 0.291s, 2049	1,828,819	20,303	9,943,391	110,391	5,088,800	56,495
Ser. 06-1, Class XC, IO, 0.067s, 2045	1,749,203	6,428	11,520,579	42,336	12,650,048	46,486
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	--	--	133,000	85,368	133,000	85,368
Ser. 04-4, Class XC, IO, 0.285s, 2042	4,085,763	37,134	11,597,155	105,402	9,141,351	83,082
Ser. 04-5, Class XC, IO, 0.203s, 2041	5,800,050	41,898	14,078,609	101,701	14,565,693	105,220
Ser. 02-PB2, Class XC, IO, 0.183s, 2035	2,471,394	49,922	3,678,860	74,313	2,186,902	44,175
Ser. 06-5, Class XC, IO, 0.102s, 2016	3,287,298	24,289	35,232,684	260,324	29,994,856	221,623
Ser. 05-1, Class XW, IO, 0.101s, 2042	18,883,931	32,319	--	--	23,699,701	40,560
Ser. 06-4, Class XC, IO, 0.088s, 2046	4,110,568	24,709	19,012,497	114,288	15,894,993	95,548
Ser. 05-4, Class XC, IO, 0.083s, 2045	6,186,120	23,694	17,606,426	67,436	17,673,656	67,694
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.99s, 2036	3,937,261	1,850,513	1,768,903	831,385	1,551,227	729,077
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 2.145s, 2018	25,000	15,378	70,000	43,057	73,000	44,903
FRB Ser. 04-BBA4, Class G, 1.895s, 2018	--	--	94,000	83,557	98,000	87,113
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 3.195s, 2022	190,000	154,054	186,000	150,810	187,000	151,621
FRB Ser. 05-MIB1, Class J, 2.245s, 2022	100,000	64,880	409,000	265,359	343,000	222,538
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 4.67s, 2033	72,760	52,751	199,907	144,933	142,749	103,493
Ser. 05-E, Class 2, IO, 0.3s, 2035	1,863,645	5,169	6,228,063	17,273	5,996,753	16,632
Ser. 04-D, Class 2A, IO, 0.16s, 2034	624,698	220	2,128,637	748	2,049,122	720
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	--	--	159,230	156,643	163,355	160,701
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 1.211s, 2037	1,141,480	73,625	7,116,172	458,993	3,294,456	212,492
Ser. 06-4A, IO, 2.331s, 2036	332,883	32,023	967,602	93,083	1,145,255	110,174
Ser. 04-3, IO, 2.15s, 2035	244,212	8,010	622,245	20,410	612,340	20,085
Ser. 06-2A, IO, 1.798s, 2036	125,772	7,546	603,117	36,187	573,697	34,422
Ser. 05-3A, IO, 1.6s, 2035	1,026,083	61,565	3,305,797	198,348	2,986,019	179,161
Ser. 05-1A, IO, 1.6s, 2035	342,964	11,901	954,558	33,123	912,008	31,647
Ser. 07-5A, IO, 1.55s, 2037	--	--	3,549,865	268,725	2,993,384	226,599
Ser. 07-2A, IO, 1.3s, 2037	1,882,767	144,973	5,186,829	399,386	4,433,155	341,353
FRB Ser. 05-1A, Class A1, 0.771s, 2035	28,553	21,701	218,909	166,371	161,802	122,970
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	2,136,781	747,873	2,841,150	994,402	--	--
Ser. 04-9, Class 1A1, 5.92s, 2034	13,543	7,776	25,978	14,917	23,700	13,608
FRB Ser. 06-6, Class 2A1, 5.892s, 2036	1,060,741	502,650	1,419,023	672,428	--	--
FRB Ser. 05-7, Class 23A1, 5.649s, 2035	2,729,720	1,278,980	1,166,423	546,514	--	--
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
06-2, Class A1, 0.601s, 2036	101,630	94,353	--	--	--	--
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.186s, 2032	--	--	189,000	137,701	124,000	90,343
Ser. 07-PW17, Class A3, 5.736s, 2050	1,999,000	1,620,449	--	--	7,002,000	5,676,031
Ser. 07-PW18, Class A2, 5.613s, 2050	656,000	417,687	--	--	--	--
Ser. 04-PR3I, Class X1, IO, 0.326s, 2041	449,134	5,292	3,008,958	35,455	4,889,055	57,608
Ser. 05-PWR9, Class X1, IO, 0.11s, 2042	--	--	8,738,321	44,129	13,162,114	66,469
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.689s, 2038	3,174,235	79,546	8,711,335	218,306	7,982,093	200,031
Ser. 06-PW14, Class X1, IO, 0.076s, 2038	3,413,688	29,426	9,367,357	80,747	8,584,683	74,000
Ser. 07-PW15, Class X1, IO, 0.066s, 2044	6,166,709	36,137	29,259,827	171,463	19,894,020	116,579
Ser. 07-PW18, Class X1, IO, 0.057s, 2050	1,062,610	5,572	6,624,862	34,738	4,451,796	23,343
Ser. 05-PW10, Class X1, IO, 0.056s, 2040	11,294,394	25,864	--	--	--	--
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	--	--	1,608,600	15,709	1,676,400	16,371
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	8,879	8,756	104,769	103,325	102,993	101,574
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	--	--	962,000	906,390	896,000	844,205
Ser. 98-1, Class G, 6.56s, 2030	--	--	249,000	217,628	231,000	201,896
Ser. 98-1, Class H, 6.34s, 2030	91,000	69,462	371,000	283,190	362,000	276,320
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.096s, 2014	2,270,000	1,275,909	2,995,000	1,683,413	--	--
Ser. 08-C7, Class A2A, 6.034s, 2049	1,230,000	847,231	1,630,000	1,122,754	--	--
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.088s, 2049	6,597,772	47,504	37,090,043	267,048	40,132,728	288,956
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.198s, 2036	1,416,625	669,293	1,893,790	894,732	--	--
IFB Ser. 07-6, Class 2A5, IO, 6.179s, 2037	614,606	41,486	1,552,417	104,788	1,319,468	89,064
FRB Ser. 06-AR7, Class 2A2A, 5.649s, 2036	3,944,425	1,774,991	--	--	--	--
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048	106,000	73,746	--	--	--	--
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.377s, 2049	3,341,389	51,457	10,018,184	154,280	7,952,126	122,463
Ser. 06-CD2, Class X, IO, 0.086s, 2046	2,475,362	6,011	16,349,661	39,700	17,941,177	43,564
Ser. 07-CD5, Class XS, IO, 0.077s, 2044	--	--	3,221,783	11,027	--	--
Ser. 07-CD4, Class XC, IO, 0.059s, 2049	11,175,853	53,644	33,502,633	160,813	26,592,509	127,644
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	115,503	90,322	430,768	336,858	270,768	211,740
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.967s, 2017	414,947	6,280	1,566,678	23,710	1,017,632	15,401
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	--	--	415,000	340,951	404,000	331,914
Ser. 98-C2, Class F, 5.44s, 2030	1,370,000	1,015,278	2,607,000	1,931,992	2,247,000	1,665,203
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.02s, 2017	166,000	120,075	842,000	609,054	618,000	447,026
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	66,000	28,102	197,000	83,881	218,000	92,822
Ser. 06-CN2A, Class J, 5.57s, 2019	53,000	22,402	158,000	66,783	174,000	73,546
FRB Ser. 01-J2A, Class A2F, 1.54s, 2034	118,000	89,680	326,000	247,760	314,000	238,640
Ser. 03-LB1A, Class X1, IO, 0.449s, 2038	862,576	24,592	1,833,837	52,283	1,982,200	56,513
Ser. 05-LP5, Class XC, IO, 0.102s, 2043	5,671,102	26,951	12,632,245	60,034	12,289,069	58,403
Ser. 06-C8, Class XS, IO, 0.066s, 2046	10,551,505	44,548	28,543,416	120,508	26,004,656	109,790
Ser. 05-C6, Class XC, IO, 0.064s, 2044	8,698,224	26,975	25,498,860	79,078	12,806,946	39,717
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO, 7.129s, 2034	172,920	7,173	34,684	1,439	96,316	3,996
Ser. 06-45T1, Class 2A2, 6s, 2037	3,830,767	1,701,627	--	--	--	--
Ser. 06-J8, Class A4, 6s, 2037	3,132,008	1,328,598	1,338,357	567,731	--	--
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	1,392,206	909,774	714,800	467,105	670,934	438,440
Ser. 05-24, Class 1AX, IO, 0.737s, 2035	1,339,801	16,538	1,947,690	24,042	1,866,300	23,037
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.707s, 2035	3,862,888	1,931,444	779,931	389,965	--	--
Ser. 05-9, Class 1X, IO, 3.126s, 2035	441,995	6,233	1,566,952	22,096	1,498,683	21,134
Ser. 05-2, Class 2X, IO, 1.16s, 2035	589,292	8,057	1,638,873	22,406	1,565,355	21,401
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	99,887	95,224	--	--	186,899	178,174
IFB Ser. 05-R1, Class 1AS, IO, 4.549s, 2035	232,810	14,690	1,664,567	105,034	1,659,975	104,744
IFB Ser. 05-R2, Class 1AS, IO, 4.202s, 2035	223,509	13,142	1,446,955	85,081	1,333,418	78,405
Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.218s, 2041	105,000	82,576	--	--	--	--
FRB Ser. 07-C4, Class A2, 5.81s, 2039	587,000	421,640	2,631,000	1,889,839	2,064,000	1,482,565
Ser. 07-C2, Class A2, 5.448s, 2049	249,000	189,734	--	--	--	--
Ser. 06-C5, Class AX, IO, 0.091s, 2039	6,724,823	38,775	18,194,237	104,908	16,579,205	95,596
Credit Suisse Mortgage Capital Certificates 144A
FRB Ser. 06-TFLA, Class K, 2.395s, 2021	50,000	7,500	--	--	484,000	72,600
Ser. 07-C2, Class AX, IO, 0.114s, 2049	17,335,811	88,690	47,663,253	243,845	37,648,581	192,610
Ser. 06-C4, Class AX, IO, 0.113s, 2039	6,321,643	50,626	29,207,918	233,909	24,411,298	195,495
Ser. 07-C1, Class AX, IO, 0.07s, 2040	7,601,024	30,184	36,525,150	145,041	24,790,970	98,445
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 1.071s, 2017	--	--	155,000	101,510	161,000	105,439
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	837,193	788,204	--	--	--	--
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	228,000	159,600	620,000	434,000	597,000	417,900
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	52,000	53,461	303,000	311,514	294,000	302,261
Ser. 04-C2, Class A2, 5.416s, 2036 (F)	260,000	179,608	1,050,000	725,338	1,050,000	725,338
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030	353,000	342,049	--	--	--	--
FRB Ser. 05-TFLA, Class J, 2.145s, 2020	--	--	67,000	43,550	65,500	42,575
FRB Ser. 04-TF2A, Class J, 2.145s, 2016	153,000	84,150	310,000	170,500	349,000	191,950
FRB Ser. 05-TF2A, Class J, 2.095s, 2020	43,847	24,116	148,024	81,413	148,683	81,776
FRB Ser. 04-TF2A, Class H, 1.895s, 2019	100,000	65,000	132,000	85,800	128,000	83,200
Ser. 01-CK1, Class AY, IO, 0.78s, 2035	4,428,508	49,156	12,266,279	136,156	11,803,467	131,018
Ser. 04-C4, Class AX, IO, 0.532s, 2039	670,539	8,600	4,492,422	57,615	3,550,248	45,532
Ser. 03-C3, Class AX, IO, 0.518s, 2038	5,759,083	199,995	11,162,024	387,622	12,910,717	448,349
Ser. 02-CP3, Class AX, IO, 0.423s, 2035	1,189,195	32,898	8,107,148	224,279	5,855,538	161,989
CWCapital Cobalt FRB Ser. 07-C3, Class A3, 5.82s, 2046	394,000	258,238	--	--	--	--
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.617s, 2031	492,538	9,672	1,908,725	37,481	1,429,281	28,066
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	37,239	37,273	450,693	451,099	442,099	442,497
Ser. 99-CG2, Class B3, 6.1s, 2032	--	--	378,000	356,732	332,000	313,320
Ser. 99-CG2, Class B4, 6.1s, 2032	--	--	571,000	199,850	551,000	192,850
Ser. 98-CF2, Class B3, 6.04s, 2031	--	--	100,000	95,435	100,000	95,435
Fannie Mae

IFB Ser. 06-70, Class SM, 50.819s, 2036	--	--	93,203	126,763	87,418	118,895
IFB Ser. 07-75, Class JS, 48.59s, 2037	163,432	214,383	--	--	288,456	378,386
IFB Ser. 07-80, Class AS, 45.59s, 2037	--	--	532,202	700,120	433,615	570,428
IFB Ser. 07-1, Class NR, 43.919s, 2037	457,353	517,541	--	--	--	--
IFB Ser. 07-75, Class CS, 42.201s, 2037	--	--	558,286	754,347	464,344	627,414
IFB Ser. 06-62, Class PS, 37.073s, 2036	166,108	217,292	316,712	414,303	257,652	337,043
IFB Ser. 07-60, Class SB, 36.773s, 2037	--	--	--	--	337,215	425,540
IFB Ser. 06-76, Class QB, 36.773s, 2036	285,084	371,831	--	--	404,122	527,090
IFB Ser. 06-48, Class TQ, 36.773s, 2036	--	--	--	--	581,851	745,343
IFB Ser. 06-70, Class SJ, 36.773s, 2036	169,880	212,110	--	--	74,183	92,625
IFB Ser. 06-63, Class SP, 36.473s, 2036	312,395	399,537	--	--	443,570	567,304
IFB Ser. 07-W7, Class 1A4, 36.353s, 2037	228,601	262,891	508,423	584,687	432,539	497,420
IFB Ser. 07-81, Class SC, 34.973s, 2037	--	--	675,155	831,725	536,437	660,837
IFB Ser. 07-1, Class NK, 33.158s, 2037	242,205	307,030	1,582,954	2,006,630	1,432,232	1,815,567
IFB Ser. 06-104, Class GS, 32.167s, 2036	--	--	205,221	250,775	206,752	252,647
IFB Ser. 06-104, Class ES, 31.094s, 2036	110,868	138,771	486,289	608,679	554,339	693,856
IFB Ser. 07-96, Class AS, 27.794s, 2037	88,255	99,351	926,673	1,043,186	774,875	872,302
IFB Ser. 07-30, Class FS, 27.645s, 2037	607,760	733,524	1,631,003	1,968,507	1,253,975	1,513,460
IFB Ser. 06-104, Class CS, 27.579s, 2036	130,955	158,002	--	--	673,360	812,438
IFB Ser. 05-37, Class SU, 27.315s, 2035	106,944	129,244	427,773	516,977	427,773	516,977
IFB Ser. 06-49, Class SE, 27.115s, 2036	268,114	325,361	757,210	918,888	655,991	796,057
IFB Ser. 06-60, Class AK, 26.915s, 2036	123,885	148,984	494,786	595,027	380,721	457,853
IFB Ser. 06-60, Class TK, 26.715s, 2036	81,533	97,109	211,171	251,512	198,941	236,945
IFB Ser. 05-25, Class PS, 26.087s, 2035	98,615	114,421	--	--	71,982	83,519
IFB Ser. 06-30, Class HK, 24.715s, 2036	163,277	189,045	--	--	--	--
IFB Ser. 06-115, Class ES, 24.675s, 2036	--	--	656,251	777,801	504,684	598,162
IFB Ser. 06-8, Class PK, 24.515s, 2036	179,043	207,902	--	--	584,333	678,518
IFB Ser. 05-57, Class CD, 23.358s, 2035	128,636	146,233	231,547	263,220	225,115	255,908
IFB Ser. 05-115, Class NQ, 23.17s, 2036	--	--	162,267	179,714	163,487	181,065
IFB Ser. 05-74, Class CP, 23.022s, 2035	131,654	140,756	279,105	298,403	280,422	299,810
IFB Ser. 06-27, Class SP, 22.839s, 2036	178,608	206,711	--	--	444,734	514,711
IFB Ser. 06-8, Class HP, 22.839s, 2036	151,127	172,298	--	--	474,124	540,543
IFB Ser. 06-8, Class WK, 22.839s, 2036	158,433	179,293	694,727	786,202	764,437	865,091
IFB Ser. 05-106, Class US, 22.839s, 2035	212,030	244,917	--	--	--	--
IFB Ser. 05-99, Class SA, 22.839s, 2035	67,838	77,417	326,299	372,374	327,656	373,923
IFB Ser. 05-45, Class DA, 22.692s, 2035	158,846	179,920	475,875	539,010	555,298	628,970
IFB Ser. 05-74, Class DM, 22.655s, 2035	191,035	216,241	--	--	628,459	711,381
IFB Ser. 05-45, Class DC, 22.582s, 2035	132,372	149,855	463,300	524,491	330,929	374,637
IFB Ser. 06-46, Class SK, 22.472s, 2036	208,325	234,553	--	--	--	--
IFB Ser. 06-60, Class CS, 22.362s, 2036	107,792	119,121	235,638	260,403	212,241	234,547
IFB Ser. 05-57, Class DC, 20.243s, 2034	118,293	130,311	371,776	409,547	360,510	397,137
IFB Ser. 05-95, Class OP, 18.9s, 2035	--	--	205,524	201,722	206,429	202,611
IFB Ser. 05-45, Class PC, 18.836s, 2034	58,604	58,734	176,886	177,280	177,424	177,819
IFB Ser. 05-74, Class SK, 18.834s, 2035	152,060	165,354	518,056	563,350	498,966	542,591
IFB Ser. 05-74, Class CS, 18.724s, 2035	131,654	145,023	317,943	350,229	319,918	352,405
IFB Ser. 05-106, Class JC, 18.663s, 2035	--	--	152,630	165,629	145,204	157,571
IFB Ser. 05-95, Class CP, 18.456s, 2035	--	--	59,127	59,043	59,127	59,043
IFB Ser. 05-114, Class SP, 18.284s, 2036	--	--	202,798	212,415	204,252	213,938
IFB Ser. 05-83, Class QP, 16.169s, 2034	--	--	114,431	119,299	114,431	119,299
IFB Ser. 05-72, Class SB, 15.697s, 2035	--	--	689,229	726,117	528,286	556,560
FRB Ser. 03-W6, Class PT1, 10.207s, 2042	28,595	31,240	--	--	--	--
Ser. 02-T12, Class A4, 9 1/2s, 2042	14,098	15,297	--	--	35,465	38,480
Ser. 02-T4, Class A4, 9 1/2s, 2041	27,074	29,375	--	--	--	--
Ser. 02-T6, Class A3, 9 1/2s, 2041	27,631	29,980	--	--	69,441	75,344
Ser. 02-T1, Class A4, 9 1/2s, 2031	3,490	3,786	--	--	--	--
Ser. 04-T3, Class PT1, 8.949s, 2044	28,475	30,628	--	--	90,006	96,813
Ser. 383, Class 90, IO, 8s, 2037	73,440	8,245	96,940	10,883	--	--
Ser. 383, Class 91, IO, 8s, 2037	74,001	8,853	76,961	9,207	--	--
Ser. 02-26, Class A2, 7 1/2s, 2048	67,464	70,015	--	--	--	--
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	2,515	2,629	--	--	7,267	7,596
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	53,828	56,670	--	--	--	--
Ser. 03-W1, Class 2A, 7 1/2s, 2042	97,161	102,292	--	--	749,106	788,669
Ser. 02-T19, Class A3, 7 1/2s, 2042	20,180	21,246	--	--	--	--
Ser. 02-T12, Class A3, 7 1/2s, 2042	15,700	16,293	--	--	--	--
Ser. 02-14, Class A2, 7 1/2s, 2042	103,776	109,257	--	--	--	--
Ser. 01-T10, Class A2, 7 1/2s, 2041	7,737	8,145	--	--	--	--
Ser. 02-T4, Class A3, 7 1/2s, 2041	39,786	41,887	--	--	359,862	378,868
Ser. 01-T12, Class A2, 7 1/2s, 2041	40,519	42,659	--	--	--	--
Ser. 01-T3, Class A1, 7 1/2s, 2040	11,241	11,834	--	--	29,599	31,162
Ser. 01-T1, Class A1, 7 1/2s, 2040	10,936	11,514	--	--	77,055	81,125
Ser. 99-T2, Class A1, 7 1/2s, 2039	82,303	86,264	--	--	17,662	18,512
Ser. 386, Class 26, IO, 7 1/2s, 2038	136,174	13,670	--	--	--	--
Ser. 386, Class 27, IO, 7 1/2s, 2037	80,365	8,188	115,666	11,785	--	--
Ser. 386, Class 28, IO, 7 1/2s, 2037	78,297	7,767	112,406	11,150	--	--
Ser. 383, Class 88, IO, 7 1/2s, 2037	146,540	15,466	--	--	--	--
Ser. 383, Class 89, IO, 7 1/2s, 2037	114,148	14,972	--	--	--	--
Ser. 383, Class 87, IO, 7 1/2s, 2037	181,912	18,191	--	--	--	--
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	23,087	23,960	--	--	--	--
Ser. 02-T1, Class A3, 7 1/2s, 2031	26,522	27,923	--	--	83,055	87,442
Ser. 01-T5, Class A3, 7 1/2s, 2030	10,099	10,480	--	--	44,346	46,022
Ser. 01-T4, Class A1, 7 1/2s, 2028	16,102	16,952	--	--	--	--
IFB Ser. 07-W6, Class 6A2, IO, 7.329s, 2037	74,750	6,541	717,597	62,790	576,641	50,456
IFB Ser. 06-90, Class SE, IO, 7.329s, 2036	163,575	15,754	594,628	57,267	865,615	83,366
IFB Ser. 04-51, Class XP, IO, 7.229s, 2034	575,895	42,675	176,327	13,066	134,672	9,979
IFB Ser. 03-66, Class SA, IO, 7.179s, 2033	168,302	13,764	547,207	44,752	549,204	44,916
IFB Ser. 04-17, Class ST, IO, 7.129s, 2034	409,866	50,077	--	--	--	--
IFB Ser. 08-7, Class SA, IO, 7.079s, 2038	508,178	52,063	--	--	--	--
Ser. 02-26, Class A1, 7s, 2048	39,246	41,294	--	--	--	--
Ser. 04-W12, Class 1A3, 7s, 2044	145,357	151,852	--	--	--	--
Ser. 04-T3, Class 1A3, 7s, 2044	67,611	70,633	--	--	--	--
Ser. 04-W2, Class 2A2, 7s, 2044	--	--	--	--	12,504	12,907
Ser. 04-T2, Class 1A3, 7s, 2043	41,069	42,288	--	--	--	--
Ser. 03-W8, Class 2A, 7s, 2042	32,135	33,812	--	--	--	--
Ser. 02-T18, Class A3, 7s, 2042	14,511	14,941	--	--	--	--
Ser. 03-W3, Class 1A2, 7s, 2042	60,194	62,433	--	--	--	--
Ser. 02-T16, Class A2, 7s, 2042	36,408	38,308	--	--	--	--
Ser. 02-14, Class A1, 7s, 2042	140,539	147,873	--	--	--	--
Ser. 02-T4, Class A2, 7s, 2041	17,438	17,956	--	--	--	--
Ser. 01-W3, Class A, 7s, 2041	57,088	60,067	--	--	69,623	73,256
Ser. 386, Class 24, IO, 7s, 2038	117,222	11,245	--	--	--	--
Ser. 386, Class 25, IO, 7s, 2038	125,628	11,916	--	--	--	--
Ser. 386, Class 22, IO, 7s, 2038	161,502	22,201	--	--	--	--
Ser. 386, Class 21, IO, 7s, 2037	183,142	17,176	--	--	--	--
Ser. 386, Class 23, IO, 7s, 2037	179,198	17,237	--	--	--	--
Ser. 383, Class 84, IO, 7s, 2037	167,843	24,155	--	--	--	--
Ser. 383, Class 85, IO, 7s, 2037	107,064	15,515	--	--	--	--
Ser. 383, Class 86, IO, 7s, 2037	83,942	10,881	121,161	15,705	--	--
Ser. 383, Class 79, IO, 7s, 2037	168,762	23,767	--	--	--	--
Ser. 383, Class 80, IO, 7s, 2037	373,753	31,769	537,067	45,651	--	--
Ser. 383, Class 81, IO, 7s, 2037	204,270	28,127	--	--	--	--
Ser. 383, Class 82, IO, 7s, 2037	201,558	28,742	--	--	--	--
Ser. 383, Class 83, IO, 7s, 2037	171,506	24,546	--	--	--	--
Ser. 05-W4, Class 1A3, 7s, 2035	117,912	123,182	--	--	359,005	375,048
Ser. 04-W1, Class 2A2, 7s, 2033	361,479	366,653	--	--	--	--
IFB Ser. 07-W6, Class 5A2, IO, 6.819s, 2037	115,092	8,989	1,104,033	86,225	887,489	69,313
IFB Ser. 07-W4, Class 4A2, IO, 6.809s, 2037	781,793	61,058	4,042,403	315,712	3,551,224	277,351
IFB Ser. 07-W2, Class 3A2, IO, 6.809s, 2037	221,997	17,338	1,139,005	88,956	959,811	74,961
IFB Ser. 06-115, Class BI, IO, 6.789s, 2036	253,316	21,645	1,182,140	101,011	1,013,263	86,581
IFB Ser. 05-113, Class AI, IO, 6.759s, 2036	--	--	187,587	16,946	272,959	24,658
IFB Ser. 05-113, Class DI, IO, 6.759s, 2036	1,020,921	82,133	3,482,232	280,146	3,190,196	256,651
IFB Ser. 05-52, Class DC, IO, 6.729s, 2035	292,066	31,902	648,972	70,886	675,367	73,769
IFB Ser. 06-60, Class SI, IO, 6.679s, 2036	470,446	40,270	1,234,410	105,666	1,037,916	88,846
IFB Ser. 06-60, Class UI, IO, 6.679s, 2036	215,070	19,092	500,582	44,436	420,399	37,318
IFB Ser. 04-89, Class EI, IO, 6.679s, 2034	587,887	48,563	--	--	--	--
IFB Ser. 04-24, Class CS, IO, 6.679s, 2034	222,210	21,094	--	--	961,863	91,309
IFB Ser. 07-W7, Class 3A2, IO, 6.659s, 2037	354,860	39,301	1,687,156	186,853	1,428,077	158,160
IFB Ser. 03-122, Class SA, IO, 6.629s, 2028	254,311	14,797	903,672	52,580	869,583	50,596
IFB Ser. 03-122, Class SJ, IO, 6.629s, 2028	264,303	15,315	939,151	54,417	901,915	52,260
IFB Ser. 06-60, Class DI, IO, 6.599s, 2035	146,649	11,453	532,350	41,577	774,977	60,526
IFB Ser. 04-60, Class SW, IO, 6.579s, 2034	404,169	33,586	1,407,031	116,924	1,348,949	112,098
IFB Ser. 05-65, Class KI, IO, 6.529s, 2035	657,800	50,585	970,940	74,665	1,212,857	93,269
IFB Ser. 08-10, Class LI, IO, 6.509s, 2038	1,284,531	106,745	--	--	--	--
Ser. 386, Class 14, IO, 6 1/2s, 2038	1,878,041	159,633	2,125,615	180,677	--	--
Ser. 386, Class 19, IO, 6 1/2s, 2038	174,134	16,585	--	--	--	--
Ser. 386, Class 17, IO, 6 1/2s, 2037	268,171	22,795	--	--	--	--
Ser. 386, Class 16, IO, 6 1/2s, 2037	184,815	19,634	--	--	--	--
Ser. 383, Class 60, IO, 6 1/2s, 2037	851,943	80,935	1,225,205	116,394	--	--
Ser. 383, Class 62, IO, 6 1/2s, 2037	238,076	21,792	--	--	--	--
Ser. 383, Class 69, IO, 6 1/2s, 2037	135,573	17,414	--	--	--	--
Ser. 383, Class 63, IO, 6 1/2s, 2037	185,654	18,497	--	--	--	--
Ser. 383, Class 64, IO, 6 1/2s, 2037	342,836	31,712	492,727	45,577	--	--
Ser. 383, Class 67, IO, 6 1/2s, 2037	182,148	19,837	--	--	--	--
Ser. 383, Class 68, IO, 6 1/2s, 2037	87,605	9,061	126,152	13,048	--	--
Ser. 383, Class 58, IO, 6 1/2s, 2037	394,731	33,078	568,264	47,621	--	--
Ser. 383, Class 59, IO, 6 1/2s, 2037	251,779	23,020	--	--	--	--
Ser. 383, Class 61, IO, 6 1/2s, 2037	199,171	20,836	--	--	--	--
Ser. 383, Class 65, IO, 6 1/2s, 2037	238,478	24,586	--	--	--	--
Ser. 383, Class 66, IO, 6 1/2s, 2037	242,698	23,593	--	--	--	--

Ser. 383, Class 72, IO, 6 1/2s, 2037	953,096	81,013	1,370,998	116,535	--	--
Ser. 383, Class 77, IO, 6 1/2s, 2037	143,583	15,779	--	--	--	--
Ser. 383, Class 78, IO, 6 1/2s, 2037	147,457	19,269	--	--	--	--
Ser. 381, Class 14, IO, 6 1/2s, 2037	198,242	16,097	512,668	41,629	488,294	39,649
Ser. 381, Class 16, IO, 6 1/2s, 2037	--	--	--	--	119,544	13,034
Ser. 381, Class 15, IO, 6 1/2s, 2037	84,599	6,869	--	--	208,244	16,909
Ser. 383, Class 73, IO, 6 1/2s, 2037	326,458	27,749	470,066	39,956	--	--
Ser. 383, Class 76, IO, 6 1/2s, 2037	197,888	19,932	--	--	--	--
Ser. 383, Class 70, IO, 6 1/2s, 2037	499,480	42,456	718,631	61,084	--	--
Ser. 383, Class 74, IO, 6 1/2s, 2037	269,396	22,899	--	--	--	--
Ser. 383, Class 71, IO, 6 1/2s, 2036	211,518	22,124	--	--	--	--
Ser. 383, Class 75, IO, 6 1/2s, 2036	170,647	15,759	--	--	--	--
Ser. 383, Class 101, IO, 6 1/2s, 2022	78,971	7,183	112,915	10,271	--	--
Ser. 383, Class 102, IO, 6 1/2s, 2022	--	--	73,107	6,013	--	--
IFB Ser. 08-01, Class GI, IO, 6.489s, 2037	950,577	78,993	4,981,098	413,929	4,173,862	346,848
IFB Ser. 07-39, Class LI, IO, 6.299s, 2037	698,456	67,171	--	--	--	--
IFB Ser. 07-23, Class SI, IO, 6.299s, 2037	117,231	8,870	587,622	44,459	704,853	53,328
IFB Ser. 07-54, Class CI, IO, 6.289s, 2037	105,604	8,301	997,748	78,427	801,747	63,020
IFB Ser. 07-39, Class PI, IO, 6.289s, 2037	296,436	21,986	772,020	57,258	648,304	48,083
IFB Ser. 07-30, Class WI, IO, 6.289s, 2037	2,397,123	179,832	--	--	7,518,083	564,007
IFB Ser. 07-28, Class SE, IO, 6.279s, 2037	346,393	26,956	1,010,381	78,628	792,343	61,660
IFB Ser. 06-128, Class SH, IO, 6.279s, 2037	100,272	7,712	719,254	55,321	741,043	56,997
IFB Ser. 06-56, Class SM, IO, 6.279s, 2036	963,782	75,288	2,816,344	220,004	2,182,090	170,458
IFB Ser. 05-73, Class SI, IO, 6.279s, 2035	63,243	4,750	320,643	24,083	308,626	23,181
IFB Ser. 05-12, Class SC, IO, 6.279s, 2035	460,222	45,561	1,013,023	100,288	876,327	86,755
IFB Ser. 05-17, Class ES, IO, 6.279s, 2035	167,116	15,288	593,817	54,323	570,272	52,169
IFB Ser. 05-17, Class SY, IO, 6.279s, 2035	125,706	11,464	276,433	25,209	265,473	24,209
IFB Ser. 07-W5, Class 2A2, IO, 6.269s, 2037	--	--	473,537	39,067	396,470	32,709
IFB Ser. 07-30, Class IE, IO, 6.269s, 2037	479,100	49,307	2,355,573	242,424	1,977,153	203,479
IFB Ser. 06-123, Class CI, IO, 6.269s, 2037	773,908	59,894	2,243,553	173,633	1,766,700	136,728
IFB Ser. 06-123, Class UI, IO, 6.269s, 2037	323,210	25,857	849,865	67,989	713,979	57,118
IFB Ser. 05-82, Class SY, IO, 6.259s, 2035	366,005	27,670	1,247,406	94,304	1,200,832	90,783
IFB Ser. 05-45, Class EW, IO, 6.249s, 2035	462,454	36,775	2,335,144	185,695	2,362,975	187,909
IFB Ser. 05-45, Class SR, IO, 6.249s, 2035	476,597	37,373	1,659,170	130,105	1,590,681	124,735
IFB Ser. 07-15, Class BI, IO, 6.229s, 2037	521,429	41,243	1,371,785	108,503	1,151,996	91,118
IFB Ser. 06-126, Class CS, IO, 6.229s, 2037	308,887	23,290	421,838	31,807	394,177	29,721
IFB Ser. 06-16, Class SM, IO, 6.229s, 2036	396,956	33,634	922,423	78,156	718,233	60,855
IFB Ser. 05-95, Class CI, IO, 6.229s, 2035	229,965	20,904	743,553	67,589	747,037	67,906
IFB Ser. 05-84, Class SG, IO, 6.229s, 2035	385,018	31,995	1,231,059	102,301	1,234,797	102,612
IFB Ser. 05-57, Class NI, IO, 6.229s, 2035	169,420	15,474	433,175	39,564	363,867	33,234
IFB Ser. 05-54, Class SA, IO, 6.229s, 2035	339,649	26,796	1,173,799	92,605	1,133,215	89,403
IFB Ser. 05-23, Class SG, IO, 6.229s, 2035	250,457	21,408	890,455	76,111	855,285	73,104
IFB Ser. 05-29, Class SX, IO, 6.229s, 2035	692,843	57,779	143,134	11,936	114,602	9,557
IFB Ser. 05-29, Class SY, IO, 6.229s, 2035	771,113	65,401	--	--	--	--
IFB Ser. 05-17, Class SA, IO, 6.229s, 2035	698,412	54,899	785,714	61,761	754,562	59,312
IFB Ser. 05-17, Class SE, IO, 6.229s, 2035	240,457	19,876	854,421	70,625	820,544	67,824
IFB Ser. 05-57, Class DI, IO, 6.229s, 2035	531,460	40,869	--	--	2,313,310	177,894
IFB Ser. 05-83, Class QI, IO, 6.219s, 2035	--	--	201,359	19,710	202,932	19,864
IFB Ser. 06-128, Class GS, IO, 6.209s, 2037	119,189	9,152	1,118,478	85,887	899,045	69,037
IFB Ser. 06-114, Class IS, IO, 6.179s, 2036	182,391	13,734	933,234	70,270	786,561	59,226
IFB Ser. 06-116, Class ES, IO, 6.179s, 2036	289,449	22,508	690,058	53,661	828,647	64,438
IFB Ser. 06-116, Class LS, IO, 6.179s, 2036	608,593	53,106	--	--	--	--
IFB Ser. 06-115, Class GI, IO, 6.169s, 2036	--	--	955,953	78,200	789,166	64,557
IFB Ser. 06-115, Class IE, IO, 6.169s, 2036	286,202	27,406	737,677	70,637	619,165	59,289
IFB Ser. 06-117, Class SA, IO, 6.169s, 2036	417,691	31,697	1,098,986	83,398	922,997	70,043
IFB Ser. 06-121, Class SD, IO, 6.169s, 2036	353,290	26,709	2,136,309	161,505	1,630,856	123,293
IFB Ser. 06-109, Class SG, IO, 6.159s, 2036	517,055	41,054	1,501,420	119,213	1,149,430	91,265
IFB Ser. 06-104, Class IM, IO, 6.149s, 2036	97,803	7,411	327,466	24,812	415,664	31,495
IFB Ser. 06-104, Class SY, IO, 6.149s, 2036	201,779	15,506	677,002	52,027	859,299	66,036
IFB Ser. 06-109, Class SH, IO, 6.149s, 2036	393,149	34,633	1,153,806	101,641	905,951	79,807
IFB Ser. 06-111, Class SA, IO, 6.149s, 2036	3,131,584	239,544	--	--	--	--
Ser. 06-104, Class SG, IO, 6.129s, 2036	590,958	41,955	1,494,624	106,111	1,831,386	130,019
IFB Ser. 07-W6, Class 4A2, IO, 6.129s, 2037	646,248	49,697	4,568,529	351,320	3,671,825	282,363
IFB Ser. 06-128, Class SC, IO, 6.129s, 2037	767,646	58,494	3,445,390	262,535	2,700,278	205,759
IFB Ser. 06-43, Class SI, IO, 6.129s, 2036	576,444	44,241	2,685,245	206,087	2,318,812	177,964
IFB Ser. 06-44, Class IS, IO, 6.129s, 2036	347,181	26,405	942,970	71,717	1,074,160	81,695
IFB Ser. 06-8, Class JH, IO, 6.129s, 2036	645,160	50,464	3,314,671	259,274	2,790,267	218,255
IFB Ser. 06-8, Class PS, IO, 6.129s, 2036	226,497	20,833	--	--	--	--
IFB Ser. 05-122, Class SG, IO, 6.129s, 2035	97,020	9,623	942,266	93,463	733,527	72,759
IFB Ser. 06-45, Class XS, IO, 6.129s, 2034	372,720	30,358	--	--	--	--
IFB Ser. 05-95, Class OI, IO, 6.119s, 2035	--	--	114,479	13,525	115,285	13,621
IFB Ser. 06-92, Class JI, IO, 6.109s, 2036	245,739	26,337	619,586	66,403	804,898	86,264
IFB Ser. 06-92, Class LI, IO, 6.109s, 2036	414,193	31,030	1,088,184	81,523	913,748	68,455
IFB Ser. 06-96, Class ES, IO, 6.109s, 2036	230,941	17,644	1,396,111	106,660	1,065,020	81,366
IFB Ser. 06-99, Class AS, IO, 6.109s, 2036	331,506	26,322	848,245	67,351	1,062,144	84,334
IFB Ser. 06-85, Class TS, IO, 6.089s, 2036	273,221	21,019	1,035,663	79,676	1,216,618	93,597
IFB Ser. 06-61, Class SE, IO, 6.079s, 2036	350,511	24,488	1,103,437	77,091	1,231,808	86,059
IFB Ser. 07-75, Class PI, IO, 6.069s, 2037	289,032	22,540	1,353,800	105,575	1,161,942	90,613
IFB Ser. 07-76, Class SA, IO, 6.069s, 2037	480,023	27,637	1,151,132	66,276	1,151,132	66,276
IFB Ser. 07-W7, Class 2A2, IO, 6.059s, 2037	762,209	74,475	3,125,055	305,349	2,672,322	261,113
IFB Ser. 07-88, Class MI, IO, 6.049s, 2037	127,829	15,601	695,869	84,925	615,177	75,078
Ser. 06-94, Class NI, IO, 6.029s, 2036	292,952	20,682	731,438	51,640	896,419	63,287
IFB Ser. 08-10, Class AI, IO, 6.029s, 2038	821,959	48,594	--	--	--	--
IFB Ser. 07-116, Class IA, IO, 6.029s, 2037	834,007	59,965	4,314,364	310,203	3,790,027	272,503
IFB Ser. 07-103, Class AI, IO, 6.029s, 2037	1,007,371	71,503	5,167,225	366,770	4,355,055	309,122
IFB Ser. 07-1, Class NI, IO, 6.029s, 2037	974,818	78,196	2,728,739	218,889	2,338,812	187,610
IFB Ser. 03-124, Class ST, IO, 6.029s, 2034	108,309	10,491	--	--	--	--
IFB Ser. 07-15, Class NI, IO, 6.029s, 2022	144,381	10,554	1,804,757	131,928	1,371,616	100,265
Ser. 389, Class 6, IO, 6s, 2038	95,882	8,150	--	--	95,882	8,150
Ser. 08-76, Class JI, IO, 6s, 2038	1,744,202	161,339	2,369,903	219,216	--	--
Ser. 386, Class 10, IO, 6s, 2038	130,632	13,469	--	--	--	--
Ser. 386, Class 11, IO, 6s, 2038	90,850	11,684	125,373	16,123	--	--
Ser. 383, Class 41, IO, 6s, 2038	1,446,062	122,915	2,080,227	176,819	--	--
Ser. 383, Class 42, IO, 6s, 2038	1,045,209	88,843	1,504,531	127,885	--	--
Ser. 383, Class 43, IO, 6s, 2038	944,620	80,293	1,358,413	115,465	--	--
Ser. 383, Class 44, IO, 6s, 2038	862,476	73,310	1,240,697	105,459	--	--
Ser. 383, Class 45, IO, 6s, 2038	665,455	56,564	956,908	81,337	--	--
Ser. 383, Class 46, IO, 6s, 2038	577,548	49,092	831,535	70,681	--	--
Ser. 383, Class 47, IO, 6s, 2038	511,600	43,486	735,635	62,529	--	--
Ser. 383, Class 48, IO, 6s, 2038	459,014	42,459	660,513	61,097	--	--
Ser. 383, Class 52, IO, 6s, 2038	186,162	18,805	--	--	--	--
Ser. 386, Class 9, IO, 6s, 2038	827,123	70,305	1,189,149	101,078	--	--
Ser. 383, Class 28, IO, 6s, 2038	1,819,317	168,287	2,494,695	230,759	--	--
Ser. 383, Class 29, IO, 6s, 2038	1,987,308	183,826	2,243,321	207,507	--	--
Ser. 383, Class 30, IO, 6s, 2038	1,151,428	106,507	1,655,929	153,173	--	--
Ser. 383, Class 31, IO, 6s, 2038	1,014,884	93,877	1,460,818	135,126	--	--
Ser. 383, Class 32, IO, 6s, 2038	788,497	72,936	1,134,164	104,910	--	--
Ser. 383, Class 33, IO, 6s, 2038	674,019	62,347	969,597	89,688	--	--
Ser. 383, Class 37, IO, 6s, 2038	262,348	24,220	--	--	--	--
Ser. 386, Class 7, IO, 6s, 2038	1,018,027	92,844	1,463,961	133,513	--	--
Ser. 383, Class 34, IO, 6s, 2037	272,787	25,233	--	--	--	--
Ser. 383, Class 35, IO, 6s, 2037	224,546	20,860	--	--	--	--
Ser. 383, Class 36, IO, 6s, 2037	176,779	17,370	--	--	--	--
Ser. 383, Class 38, IO, 6s, 2037	111,450	10,300	--	--	--	--
Ser. 383, Class 50, IO, 6s, 2037	313,590	26,655	450,683	38,308	--	--
Ser. 386, Class 6, IO, 6s, 2037	487,790	40,877	701,197	58,760	--	--
Ser. 383, Class 39, IO, 6s, 2037	87,641	10,951	107,799	13,470	--	--
Ser. 383, Class 49, IO, 6s, 2037	236,104	23,636	--	--	--	--
Ser. 383, Class 51, IO, 6s, 2037	243,227	24,306	--	--	--	--
Ser. 383, Class 53, IO, 6s, 2037	90,401	9,068	129,742	13,014	--	--
Ser. 383, Class 54, IO, 6s, 2037	82,871	8,300	83,699	8,383	--	--
Ser. 383, Class 55, IO, 6s, 2037	--	--	83,075	7,919	--	--
Ser. 383, Class 57, IO, 6s, 2037	148,194	19,070	--	--	--	--
Ser. 383, Class 100, IO, 6s, 2022	81,489	6,287	117,789	9,087	--	--
Ser. 383, Class 98, IO, 6s, 2022	251,800	22,103	--	--	--	--
Ser. 383, Class 99, IO, 6s, 2022	110,733	9,494	--	--	--	--
IFB Ser. 07-106, Class SM, IO, 5.989s, 2037	350,450	26,913	--	--	--	--
IFB Ser. 08-3, Class SC, IO, 5.979s, 2038	340,990	31,981	1,302,901	122,198	855,763	80,261
IFB Ser. 07-109, Class XI, IO, 5.979s, 2037	191,870	17,005	863,416	76,520	767,481	68,018
IFB Ser. 07-109, Class YI, IO, 5.979s, 2037	220,542	16,771	1,127,116	85,709	951,032	72,319
IFB Ser. 07-W8, Class 2A2, IO, 5.979s, 2037	479,728	33,424	2,275,490	158,538	1,925,344	134,143
IFB Ser. 07-88, Class JI, IO, 5.979s, 2037	--	--	938,172	70,238	944,867	70,739
IFB Ser. 06-79, Class SH, IO, 5.979s, 2036	893,876	93,470	--	--	--	--
IFB Ser. 07-54, Class KI, IO, 5.969s, 2037	157,080	11,085	577,269	40,737	486,948	34,363
IFB Ser. 07-30, Class JS, IO, 5.969s, 2037	745,850	58,251	1,960,044	153,079	1,645,960	128,549
IFB Ser. 07-30, Class LI, IO, 5.969s, 2037	1,228,623	104,494	3,593,434	305,622	2,784,441	236,817
IFB Ser. 07-W2, Class 1A2, IO, 5.959s, 2037	100,651	6,965	1,003,788	69,463	865,053	59,863
IFB Ser. 07-106, Class SN, IO, 5.939s, 2037	277,964	20,994	1,349,865	101,951	1,138,205	85,965
IFB Ser. 07-54, Class IA, IO, 5.939s, 2037	212,328	15,504	1,042,261	76,104	873,747	63,799
IFB Ser. 07-54, Class IB, IO, 5.939s, 2037	212,328	15,504	1,042,261	76,104	873,747	63,799
IFB Ser. 07-54, Class IC, IO, 5.939s, 2037	212,328	15,504	1,042,261	76,104	873,747	63,799
IFB Ser. 07-54, Class ID, IO, 5.939s, 2037	212,328	15,504	1,042,261	76,104	873,747	63,799
IFB Ser. 07-54, Class IE, IO, 5.939s, 2037	212,328	15,504	1,042,261	76,104	873,747	63,799
IFB Ser. 07-54, Class IF, IO, 5.939s, 2037	315,122	26,688	1,551,175	131,369	1,299,246	110,033
IFB Ser. 07-54, Class NI, IO, 5.939s, 2037	103,076	7,379	1,005,447	71,977	892,424	63,886
IFB Ser. 07-54, Class UI, IO, 5.939s, 2037	146,687	7,312	1,463,268	72,944	1,196,892	59,665
IFB Ser. 07-109, Class AI, IO, 5.929s, 2037	--	--	6,268,654	450,716	5,235,826	376,456
IFB Ser. 07-91, Class AS, IO, 5.929s, 2037	189,808	14,596	894,447	68,783	761,750	58,579

IFB Ser. 07-91, Class HS, IO, 5.929s, 2037	99,343	8,138	956,920	78,385	810,877	66,422
IFB Ser. 07-15, Class CI, IO, 5.909s, 2037	1,438,940	104,398	4,179,395	303,223	3,290,162	238,708
IFB Ser. 06-115, Class JI, IO, 5.909s, 2036	1,047,131	81,781	3,031,991	236,798	2,383,395	186,143
IFB Ser. 07-109, Class PI, IO, 5.879s, 2037	141,918	10,087	1,384,639	98,412	1,228,715	87,329
IFB Ser. 06-123, Class LI, IO, 5.849s, 2037	695,736	52,591	2,016,852	152,454	1,586,903	119,954
IFB Ser. 08-1, Class NI, IO, 5.779s, 2037	470,341	31,466	2,289,238	153,150	1,917,191	128,260
IFB Ser. 07-116, Class BI, IO, 5.779s, 2037	761,802	50,965	3,938,082	263,458	3,458,797	231,394
IFB Ser. 08-01, Class AI, IO, 5.779s, 2037	1,159,777	73,797	6,076,812	386,668	5,092,058	324,008
IFB Ser. 08-10, Class GI, IO, 5.759s, 2038	--	--	919,759	55,719	926,028	56,099
IFB Ser. 08-13, Class SA, IO, 5.749s, 2038	1,842,266	136,376	217,836	16,125	161,821	11,979
IFB Ser. 08-1, Class HI, IO, 5.729s, 2037	539,414	33,789	2,822,496	176,801	2,365,125	148,151
IFB Ser. 07-39, Class AI, IO, 5.649s, 2037	352,497	26,473	1,790,979	134,503	1,507,679	113,227
IFB Ser. 07-32, Class SD, IO, 5.639s, 2037	248,469	19,227	1,230,752	95,239	1,033,633	79,985
IFB Ser. 07-30, Class UI, IO, 5.629s, 2037	206,370	13,929	1,013,011	68,372	849,226	57,318
IFB Ser. 07-32, Class SC, IO, 5.629s, 2037	326,323	22,472	1,629,959	112,247	1,368,238	94,224
IFB Ser. 07-1, Class CI, IO, 5.629s, 2037	239,587	16,296	1,179,687	80,236	988,494	67,232
IFB Ser. 05-74, Class SE, IO, 5.629s, 2035	1,602,446	109,149	2,175,671	148,194	1,988,844	135,468
IFB Ser. 05-74, Class NI, IO, 5.609s, 2035	409,415	32,524	--	--	--	--
IFB Ser. 05-14, Class SE, IO, 5.579s, 2035	260,092	17,465	1,415,382	95,043	1,250,178	83,949
IFB Ser. 05-58, Class IK, IO, 5.529s, 2035	266,814	16,303	923,305	56,416	891,214	54,455
Ser. 383, Class 18, IO, 5 1/2s, 2038	916,357	87,054	1,318,487	125,256	--	--
Ser. 383, Class 19, IO, 5 1/2s, 2038	836,639	79,481	1,202,946	114,280	--	--
Ser. 383, Class 25, IO, 5 1/2s, 2038	142,782	13,919	--	--	--	--
Ser. 386, Class 4, IO, 5 1/2s, 2037	206,501	24,364	--	--	--	--
Ser. 386, Class 5, IO, 5 1/2s, 2037	132,502	16,976	--	--	--	--
Ser. 383, Class 15, IO, 5 1/2s, 2037	126,558	13,767	--	--	--	--
Ser. 383, Class 16, IO, 5 1/2s, 2037	--	--	91,967	12,544	--	--
Ser. 383, Class 4, IO, 5 1/2s, 2037	1,280,515	121,649	1,841,580	174,950	--	--
Ser. 383, Class 5, IO, 5 1/2s, 2037	812,632	77,200	1,168,939	111,049	--	--
Ser. 383, Class 6, IO, 5 1/2s, 2037	730,124	69,362	1,050,167	99,766	--	--
Ser. 383, Class 7, IO, 5 1/2s, 2037	719,628	68,365	1,035,301	98,354	--	--
Ser. 383, Class 8, IO, 5 1/2s, 2037	292,796	27,816	420,779	39,974	--	--
Ser. 383, Class 9, IO, 5 1/2s, 2037	278,801	26,486	--	--	--	--
Ser. 383, Class 20, IO, 5 1/2s, 2037	518,391	50,543	745,867	72,722	--	--
Ser. 383, Class 21, IO, 5 1/2s, 2037	490,247	47,799	705,013	68,739	--	--
Ser. 383, Class 22, IO, 5 1/2s, 2037	331,787	32,349	477,339	46,541	--	--
Ser. 383, Class 23, IO, 5 1/2s, 2037	299,786	29,229	430,717	41,995	--	--
Ser. 383, Class 24, IO, 5 1/2s, 2037	209,194	21,355	--	--	--	--
Ser. 383, Class 26, IO, 5 1/2s, 2037	154,736	17,254	--	--	--	--
Ser. 383, Class 27, IO, 5 1/2s, 2037	--	--	90,030	12,227	--	--
Ser. 383, Class 95, IO, 5 1/2s, 2022	401,460	31,113	577,944	44,791	--	--
Ser. 383, Class 97, IO, 5 1/2s, 2022	168,550	12,899	--	--	--	--
Ser. 383, Class 94, IO, 5 1/2s, 2022	203,729	21,764	--	--	--	--
Ser. 383, Class 96, IO, 5 1/2s, 2022	218,554	18,099	--	--	--	--
IFB Ser. 08-1, Class BI, IO, 5.439s, 2038	1,049,144	66,878	5,708,177	363,868	5,041,694	321,383
IFB Ser. 07-75, Class ID, IO, 5.399s, 2037	135,098	8,975	1,267,775	84,225	1,019,051	67,701
Ser. 385, Class 3, IO, 5s, 2038	1,465,857	139,256	--	--	--	--
Ser. 383, Class 2, IO, 5s, 2037	137,744	19,355	--	--	--	--
Ser. 383, Class 92, IO, 5s, 2022	176,062	18,501	--	--	--	--
Ser. 383, Class 93, IO, 5s, 2022	96,560	7,444	--	--	--	--
Ser. 06-W3, Class 1AS, IO, 4.591s, 2046	1,315,637	83,938	3,856,590	246,050	3,862,611	246,435
Ser. 03-W12, Class 2, IO, 2.219s, 2043	924,235	33,559	1,841,588	66,869	1,514,786	55,002
Ser. 03-W10, Class 3, IO, 1.934s, 2043	282,242	11,503	1,158,824	47,229	904,107	36,848
Ser. 03-W10, Class 1, IO, 1.913s, 2043	820,768	25,194	3,923,399	120,430	5,709,718	175,261
Ser. 03-W8, Class 12, IO, 1.634s, 2042	1,263,685	47,873	4,484,016	169,872	3,452,537	130,795
Ser. 03-W17, Class 12, IO, 1.148s, 2033	--	--	1,455,530	38,704	1,397,386	37,158
Ser. 03-T2, Class 2, IO, 0.809s, 2042	598,165	11,474	5,757,337	110,439	4,093,691	78,526
Ser. 03-W6, Class 51, IO, 0.671s, 2042	394,789	6,806	1,765,922	30,444	1,398,581	24,111
Ser. 01-T12, Class IO, 0.565s, 2041	2,148,805	32,045	1,077,810	16,073	717,215	10,696
Ser. 03-W2, Class 1, IO, 0.466s, 2042	282,211	3,227	9,908,742	113,295	7,933,265	90,707
Ser. 02-T4, IO, 0.449s, 2041	5,817,560	64,616	6,114,657	67,915	3,866,564	42,946
Ser. 01-50, Class B1, IO, 0.448s, 2041	2,738,597	32,523	1,936,446	22,997	1,296,452	15,396
Ser. 02-T1, Class IO, IO, 0.425s, 2031	1,001,209	9,318	1,243,245	11,570	789,429	7,347
Ser. 03-W6, Class 3, IO, 0.368s, 2042	559,358	4,864	2,501,743	21,753	1,981,472	17,229
Ser. 03-W6, Class 23, IO, 0.352s, 2042	588,309	4,897	2,630,736	21,899	2,083,500	17,344
Ser. 02-W8, Class 1, IO, 0.348s, 2042	1,115,340	6,588	--	--	--	--
Ser. 01-79, Class BI, IO, 0.325s, 2045	949,792	8,389	6,473,198	57,173	4,602,838	40,654
Ser. 03-34, Class P1, Principal Only (PO), zero %, 2043	34,228	30,084	--	--	--	--
Ser. 08-33, PO, zero %, 2038	188,688	152,838	130,195	105,458	142,460	115,392
Ser. 08-9, PO, zero %, 2038	--	--	93,211	76,433	102,174	83,783
Ser. 07-64, Class LO, PO, zero %, 2037	--	--	--	--	633,977	552,225
Ser. 07-47, Class B0, PO, zero %, 2037	--	--	88,765	79,748	119,640	107,487
Ser. 07-14, Class KO, PO, zero %, 2037	--	--	230,155	190,240	178,471	147,519
Ser. 06-125, Class MO, PO, zero %, 2037	--	--	354,971	282,280	274,366	218,182
Ser. 06-125, Class OX, PO, zero %, 2037	--	--	84,824	77,320	82,354	75,068
Ser. 06-116, Class OD, PO, zero %, 2036	--	--	88,367	70,737	--	--
Ser. 06-84, Class OT, PO, zero %, 2036	--	--	68,562	61,392	68,562	61,392
Ser. 06-56, Class XF, zero %, 2036	--	--	72,905	68,843	72,905	68,843
Ser. 06-46, Class OC, PO, zero %, 2036	--	--	84,946	77,220	--	--
Ser. 06-16, Class OG, PO, zero %, 2036	--	--	81,601	63,567	89,019	69,346
Ser. 04-38, Class AO, PO, zero %, 2034	293,444	236,955	--	--	--	--
Ser. 04-61, Class CO, PO, zero %, 2031	198,577	171,769	--	--	--	--
Ser. 07-15, Class IM, IO, zero %, 2009	357,111	268	1,035,148	777	874,685	657
Ser. 07-16, Class TS, IO, zero %, 2009	1,444,971	1,171	4,231,417	3,430	3,606,457	2,924
FRB Ser. 07-76, Class SF, zero %, 2037	81,788	74,318	91,602	83,236	--	--
FRB Ser. 06-115, Class SN, zero %, 2036	78,144	53,799	431,355	296,969	368,059	253,392
FRB Ser. 06-104, Class EK, zero %, 2036	52,316	44,133	69,057	58,256	94,692	79,881
FRB Ser. 05-117, Class GF, zero %, 2036	99,957	83,419	111,123	92,737	97,299	81,201
FRB Ser. 05-91, Class EF, zero %, 2035	86,342	81,927	--	--	--	--
FRB Ser. 05-79, Class FE, zero %, 2035	34,899	35,178	--	--	--	--
FRB Ser. 05-65, Class ER, zero %, 2035	159,640	140,051	--	--	--	--
FRB Ser. 06-54, Class CF, zero %, 2035	--	--	--	--	43,117	41,771
FRB Ser. 05-57, Class UL, zero %, 2035	137,311	128,685	474,214	444,424	458,031	429,257
FRB Ser. 05-36, Class QA, zero %, 2035	--	--	101,858	96,171	98,315	92,826
FRB Ser. 05-65, Class CU, zero %, 2034	--	--	134,643	123,864	129,523	119,155
FRB Ser. 05-81, Class DF, zero %, 2033	--	--	52,914	49,668	51,260	48,116
FRB Ser. 06-1, Class HF, zero %, 2032	--	--	44,251	41,021	67,355	62,439
IFB Ser. 06-75, Class FY, zero %, 2036	--	--	188,502	169,812	147,892	133,229
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	14,531	15,780	--	--	36,466	39,600
IFB Ser. T-56, Class 2ASI, IO, 7.629s, 2043	143,069	18,599	642,544	83,531	510,795	66,403
Ser. T-58, Class 4A, 7 1/2s, 2043	435,811	453,516	--	--	77,956	81,123
Ser. T-51, Class 2A, 7 1/2s, 2042	95,043	99,617	--	--	243,322	255,032
Ser. T-42, Class A5, 7 1/2s, 2042	92,495	96,946	--	--	363,905	381,418
Ser. T-60, Class 1A2, 7s, 2044	111,146	115,245	--	--	--	--
Ser. T-58, Class 3A, 7s, 2043	17,147	17,522	--	--	--	--
Ser. T-41, Class 2A, 6.984s, 2032	10,917	11,244	--	--	59,497	61,281
Ser. T-56, Class A, IO, 0.524s, 2043	530,090	6,499	1,862,018	22,830	1,485,120	18,209
Ser. T-56, Class 3, IO, 0.351s, 2043	490,602	5,093	1,629,311	16,913	1,331,068	13,817
Ser. T-56, Class 1, IO, 0.283s, 2043	638,533	4,413	2,120,951	14,657	1,732,492	11,973
Ser. T-56, Class 2, IO, 0.02s, 2043	579,782	1,088	1,925,270	3,614	1,572,799	2,953
FFCA Secured Lending Corp. Ser. 99-1A, Class C1,
7.59s, 2025	100,000	14,000	--	--	--	--
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	95,274	19,055	324,223	64,845	171,347	34,269
Ser. 00-1, Class X, IO, 1.314s, 2020	384,148	9,396	1,485,199	36,328	949,191	23,217
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.742s, 2035	388,022	197,891	1,066,805	544,070	760,175	387,689
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.683s, 2033	--	--	6,353,916	153,613	5,659,327	136,820
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	--	--	580,000	569,543	538,000	528,300
Ser. 97-C2, Class G, 7 1/2s, 2029	71,000	31,950	185,000	83,250	288,000	129,600
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	--	--	717,000	420,761	703,000	412,546
Freddie Mac
IFB Ser. 3360, Class SB, 39.08s, 2037	--	--	--	--	355,286	468,647
IFB Ser. 3339, Class WS, 36.995s, 2037	--	--	524,209	698,697	435,830	580,900
IFB Ser. 3339, Class JS, 35.068s, 2037	--	--	453,950	585,776	377,622	487,283
IFB Ser. 3153, Class SQ, 32.37s, 2036	389,169	497,857	--	--	--	--
IFB Ser. 3202, Class PS, 32.07s, 2036	--	--	246,219	312,574	416,348	528,550
IFB Ser. 3349, Class SA, 31.83s, 2037	--	--	--	--	1,343,792	1,681,788
IFB Ser. 3331, Class SE, 31.83s, 2037	--	--	373,833	465,644	324,269	403,907
IFB Ser. 3202, Class HM, 27.275s, 2036	--	--	159,413	192,406	238,746	288,157
IFB Ser. 3153, Class SX, 27.275s, 2036	239,687	298,516	206,903	257,686	--	--
IFB Ser. 3393, Class JS, 24.264s, 2032	304,998	327,629	--	--	--	--
IFB Ser. 3182, Class PS, 23.82s, 2032	218,494	266,407	--	--	408,827	498,479
IFB Ser. 3182, Class SP, 23.82s, 2032	201,835	218,592	--	--	--	--
IFB Ser. 3081, Class DC, 23.782s, 2035	144,064	165,029	275,161	315,205	275,161	315,205
IFB Ser. 3211, Class SI, IO, 22.641s, 2036	188,701	79,615	--	--	--	--
IFB Ser. 3360, Class SC, 22.394s, 2037	--	--	870,642	953,353	668,919	732,466
IFB Ser. 3114, Class GK, 21.62s, 2036	--	--	174,684	203,055	191,540	222,648
IFB Ser. 3408, Class EK, 20.985s, 2037	106,734	116,956	2,208,575	2,420,095	1,984,160	2,174,187
IFB Ser. 2976, Class KL, 20.002s, 2035	153,811	172,787	491,156	551,749	471,093	529,212
IFB Ser. 2990, Class DP, 19.892s, 2034	71,343	77,492	422,352	458,751	407,370	442,477
IFB Ser. 2979, Class AS, 19.892s, 2034	--	--	119,651	130,482	120,331	131,223

IFB Ser. 3153, Class UT, 19.635s, 2036	155,420	171,830	127,444	140,901	--	--
IFB Ser. 3012, Class ST, 17.658s, 2035	72,115	76,477	--	--	--	--
IFB Ser. 3149, Class SU, 16.376s, 2036	--	--	378,660	402,683	317,683	337,837
IFB Ser. 3065, Class DC, 16.275s, 2035	157,319	167,233	--	--	449,702	478,042
IFB Ser. 2990, Class WP, 13.945s, 2035	59,571	61,634	281,177	290,911	271,646	281,049
IFB Ser. 2990, Class LB, 13.891s, 2034	149,873	156,387	508,551	530,653	486,725	507,878
IFB Ser. 3012, Class FS, 13.888s, 2035	73,893	76,017	71,741	73,803	71,741	73,803
IFB Ser. 3031, Class BS, 13.737s, 2035	177,729	182,591	--	--	--	--
IFB Ser. 2927, Class SI, IO, 7s, 2035	184,350	18,045	655,709	64,186	629,767	61,646
IFB Ser. 2828, Class GI, IO, 6.305s, 2034	217,334	24,436	712,495	80,108	711,685	80,017
IFB Ser. 3184, Class SP, IO, 6.155s, 2033	163,262	13,209	1,539,898	124,587	1,237,149	100,093
IFB Ser. 2869, Class SH, IO, 6.105s, 2034	100,181	6,546	345,431	22,572	331,735	21,677
IFB Ser. 2869, Class JS, IO, 6.055s, 2034	457,483	28,950	1,499,784	94,908	1,498,079	94,800
IFB Ser. 239, IO, 6.005s, 2036	215,911	12,706	--	--	1,415,335	83,292
IFB Ser. 2882, Class LS, IO, 6.005s, 2034	196,091	16,049	1,065,299	87,190	941,127	77,027
IFB Ser. 3203, Class SH, IO, 5.945s, 2036	93,506	7,740	883,445	73,127	709,898	58,762
IFB Ser. 2815, Class PT, IO, 5.855s, 2032	217,957	17,436	774,468	61,955	743,762	59,498
IFB Ser. 2594, Class SE, IO, 5.855s, 2030	210,247	12,447	--	--	--	--
IFB Ser. 2828, Class TI, IO, 5.855s, 2030	123,920	10,042	377,367	30,582	378,489	30,673
IFB Ser. 3397, Class GS, IO, 5.805s, 2037	170,889	14,545	823,156	70,062	707,625	60,229
IFB Ser. 3297, Class BI, IO, 5.565s, 2037	1,190,187	93,567	3,127,662	245,881	2,626,706	206,498
IFB Ser. 3287, Class SD, IO, 5.555s, 2037	499,692	38,901	1,455,452	113,306	1,139,774	88,730
IFB Ser. 3281, Class BI, IO, 5.555s, 2037	246,592	20,601	599,775	50,107	503,524	42,066
IFB Ser. 3281, Class CI, IO, 5.555s, 2037	193,417	15,852	900,012	73,761	777,567	63,726
IFB Ser. 3249, Class SI, IO, 5.555s, 2036	261,490	28,489	522,981	56,978	435,817	47,481
IFB Ser. 3028, Class ES, IO, 5.555s, 2035	629,133	53,269	--	--	1,254,647	106,231
IFB Ser. 2922, Class SE, IO, 5.555s, 2035	269,066	26,807	936,591	93,313	897,951	89,463
IFB Ser. 3045, Class DI, IO, 5.535s, 2035	306,778	22,516	2,256,381	165,609	3,368,288	247,219
IFB Ser. 3236, Class ES, IO, 5.505s, 2036	360,871	29,726	931,584	76,736	1,053,568	86,784
IFB Ser. 3136, Class NS, IO, 5.505s, 2036	949,632	75,007	1,282,371	101,288	1,431,073	113,033
IFB Ser. 3118, Class SD, IO, 5.505s, 2036	433,423	33,421	1,508,946	116,354	1,446,593	111,546
IFB Ser. 2927, Class ES, IO, 5.505s, 2035	143,712	9,676	509,475	34,301	489,485	32,955
IFB Ser. 2950, Class SM, IO, 5.505s, 2016	210,816	19,086	1,181,705	106,986	1,083,759	98,119
IFB Ser. 248, IO, 5 1/2s, 2037	1,457,169	141,783	--	--	--	--
IFB Ser. 3256, Class S, IO, 5.495s, 2036	180,159	14,971	1,694,767	140,835	1,361,553	113,145
IFB Ser. 3031, Class BI, IO, 5.495s, 2035	141,446	13,063	397,465	36,708	398,880	36,839
IFB Ser. 3370, Class TS, IO, 5.475s, 2037	1,073,224	92,314	263,846	22,695	163,378	14,053
IFB Ser. 3244, Class SB, IO, 5.465s, 2036	325,925	27,568	856,537	72,449	719,554	60,863
IFB Ser. 3244, Class SG, IO, 5.465s, 2036	379,953	29,104	998,306	76,468	838,130	64,199
IFB Ser. 3236, Class IS, IO, 5.455s, 2036	589,787	44,234	1,550,809	116,311	1,301,572	97,618
IFB Ser. 3033, Class SG, IO, 5.455s, 2035	375,815	31,158	--	--	--	--
IFB Ser. 2962, Class BS, IO, 5.455s, 2035	641,155	43,663	2,246,633	152,996	2,140,190	145,747
IFB Ser. 3114, Class TS, IO, 5.455s, 2030	744,187	59,441	2,409,780	192,479	2,428,516	193,975
IFB Ser. 3128, Class JI, IO, 5.435s, 2036	527,000	42,476	1,442,853	116,294	1,635,087	131,788
IFB Ser. 2990, Class LI, IO, 5.435s, 2034	216,811	18,646	766,532	65,924	733,661	63,097
IFB Ser. 3240, Class S, IO, 5.425s, 2036	1,194,446	86,588	3,481,182	252,358	2,742,512	198,810
IFB Ser. 3229, Class BI, IO, 5.425s, 2036	77,921	5,826	260,240	19,456	330,595	24,716
IFB Ser. 3153, Class JI, IO, 5.425s, 2036	328,338	24,001	1,561,975	114,180	1,322,839	96,700
IFB Ser. 3065, Class DI, IO, 5.425s, 2035	73,433	6,541	310,623	27,666	312,091	27,797
IFB Ser. 3145, Class GI, IO, 5.405s, 2036	433,642	36,036	1,187,280	98,663	1,345,784	111,835
IFB Ser. 3114, Class GI, IO, 5.405s, 2036	147,512	12,995	417,458	36,775	459,499	40,479
IFB Ser. 3339, Class JI, IO, 5.395s, 2037	1,062,163	71,059	2,973,574	198,932	2,549,352	170,552
IFB Ser. 3218, Class AS, IO, 5.385s, 2036	117,924	8,461	1,125,506	80,753	944,141	67,740
IFB Ser. 3221, Class SI, IO, 5.385s, 2036	477,319	34,388	1,254,711	90,394	1,053,192	75,876
IFB Ser. 3153, Class UI, IO, 5 3/8s, 2036	2,117,728	198,230	470,781	44,067	2,781,528	260,365
IFB Ser. 3202, Class PI, IO, 5.345s, 2036	1,326,570	97,220	3,487,271	255,572	2,928,073	214,590
IFB Ser. 3355, Class MI, IO, 5.305s, 2037	200,574	15,112	938,716	70,728	805,542	60,694
IFB Ser. 3201, Class SG, IO, 5.305s, 2036	607,921	55,722	1,599,247	146,587	1,342,953	123,095
IFB Ser. 3203, Class SE, IO, 5.305s, 2036	545,647	47,455	1,433,143	124,640	1,203,781	104,693
IFB Ser. 3238, Class LI, IO, 5.295s, 2036	573,124	45,472	--	--	--	--
IFB Ser. 3171, Class PS, IO, 5.29s, 2036	302,238	23,998	1,450,742	115,189	1,226,222	97,362
IFB Ser. 3152, Class SY, IO, 5.285s, 2036	397,571	36,056	1,109,251	100,598	1,217,749	110,438
IFB Ser. 3366, Class SA, IO, 5.255s, 2037	1,054,124	78,748	--	--	--	--
IFB Ser. 3284, Class BI, IO, 5.255s, 2037	376,281	29,009	989,152	76,259	830,888	64,057
IFB Ser. 3260, Class SA, IO, 5.255s, 2037	280,802	18,577	1,053,007	69,663	842,405	55,730
IFB Ser. 3199, Class S, IO, 5.255s, 2036	276,608	21,993	731,201	58,138	1,069,449	85,032
IFB Ser. 3284, Class LI, IO, 5.245s, 2037	1,537,815	108,834	4,709,460	333,298	3,662,913	259,232
IFB Ser. 3281, Class AI, IO, 5.235s, 2037	1,462,249	119,802	4,247,095	347,964	3,343,457	273,929
IFB Ser. 3012, Class UI, IO, 5.225s, 2035	89,273	8,789	--	--	--	--
IFB Ser. 3311, Class EI, IO, 5.215s, 2037	116,894	8,794	1,138,130	85,619	1,010,363	76,007
IFB Ser. 3311, Class IA, IO, 5.215s, 2037	301,868	25,544	1,475,232	124,834	1,235,613	104,558
IFB Ser. 3311, Class IB, IO, 5.215s, 2037	301,868	25,544	1,475,232	124,834	1,235,613	104,558
IFB Ser. 3311, Class IC, IO, 5.215s, 2037	301,868	25,544	1,475,232	124,834	1,235,613	104,558
IFB Ser. 3311, Class ID, IO, 5.215s, 2037	301,868	25,544	1,475,232	124,834	1,235,613	104,558
IFB Ser. 3311, Class IE, IO, 5.215s, 2037	301,868	25,544	2,185,560	184,942	1,813,768	153,481
IFB Ser. 3375, Class MS, IO, 5.205s, 2037	536,678	39,974	--	--	--	--
IFB Ser. 3240, Class GS, IO, 5.185s, 2036	730,308	58,410	2,105,463	168,395	1,662,617	132,976
IFB Ser. 3257, Class SI, IO, 5 1/8s, 2036	319,908	23,982	913,104	68,452	717,784	53,810
IFB Ser. 3225, Class JY, IO, 5.095s, 2036	1,394,917	95,164	3,987,023	272,003	3,135,861	213,935
IFB Ser. 3416, Class BI, IO, 5.055s, 2038	2,232,850	165,403	--	--	--	--
IFB Ser. 3339, Class TI, IO, 4.945s, 2037	206,218	16,035	1,944,338	151,192	1,562,228	121,479
IFB Ser. 3284, Class CI, IO, 4.925s, 2037	1,116,361	74,963	3,257,159	218,715	2,554,050	171,502
IFB Ser. 3016, Class SQ, IO, 4.915s, 2035	247,299	13,700	748,581	41,470	827,571	45,846
IFB Ser. 3012, Class WI, IO, 4.905s, 2035	147,431	10,577	--	--	--	--
IFB Ser. 3012, Class IG, IO, 4.885s, 2035	343,734	26,967	--	--	--	--
IFB Ser. 3397, Class SQ, IO, 4.775s, 2037	735,011	49,247	3,424,077	229,420	2,957,076	198,130
IFB Ser. 3226, Class YS, IO, 4.655s, 2036	357,222	7,576	--	--	--	--
IFB Ser. 3424, Class UI, IO, 4.565s, 2037	782,806	48,210	--	--	--	--
Ser. 3327, Class IF, IO, zero %, 2037	214,992	5,633	460,698	12,070	377,449	9,889
Ser. 246, PO, zero %, 2037	100,769	93,241	--	--	--	--
Ser. 3391, PO, zero %, 2037	--	--	85,959	70,099	85,959	70,099
Ser. 3292, Class DO, PO, zero %, 2037	--	--	177,277	161,206	141,192	128,392
Ser. 3292, Class OA, PO, zero %, 2037	--	--	83,356	65,959	83,356	65,959
Ser. 3296, Class OK, PO, zero %, 2037	--	--	111,436	100,153	86,577	77,811
Ser. 3274, Class MO, PO, zero %, 2037	--	--	84,649	75,104	113,429	100,640
Ser. 3300, PO, zero %, 2037	--	--	--	--	568,275	480,192
Ser. 3252, Class LO, PO, zero %, 2036	--	--	409,222	356,305	265,649	231,298
Ser. 3255, Class CO, PO, zero %, 2036	78,256	63,275	--	--	--	--
Ser. 3226, Class YI, IO, zero %, 2036	357,222	1,834	--	--	--	--
Ser. 3218, Class AO, PO, zero %, 2036	--	--	72,135	57,925	72,135	57,925
Ser. 3206, Class EO, PO, zero %, 2036	--	--	70,609	61,594	70,609	61,594
Ser. 3139, Class CO, PO, zero %, 2036	--	--	307,422	279,321	244,844	222,464
Ser. 2587, Class CO, PO, zero %, 2032	92,973	82,694	--	--	913,928	812,882
Ser. 1208, Class F, PO, zero %, 2022	6,623	5,903	--	--	--	--
FRB Ser. 3349, Class DO, zero %, 2037	--	--	266,775	240,905	224,892	203,083
FRB Ser. 3326, Class XF, zero %, 2037	--	--	493,719	459,994	420,734	391,995
FRB Ser. 3326, Class YF, zero %, 2037	--	--	890,118	819,820	803,322	739,879
FRB Ser. 3263, Class TA, zero %, 2037	--	--	126,611	108,988	102,571	88,294
FRB Ser. 3241, Class FH, zero %, 2036	124,290	118,555	245,473	234,147	199,485	190,281
FRB Ser. 3231, Class XB, zero %, 2036	--	--	182,751	177,874	148,485	144,522
FRB Ser. 3283, Class HF, zero %, 2036	--	--	58,304	55,810	--	--
FRB Ser. 3231, Class X, zero %, 2036	--	--	102,419	94,540	111,109	102,562
FRB Ser. 3147, Class SF, zero %, 2036	--	--	621,508	444,496	463,952	331,814
FRB Ser. 3130, Class JF, zero %, 2036	81,664	75,423	--	--	--	--
FRB Ser. 3117, Class AF, zero %, 2036	--	--	76,293	63,766	--	--
FRB Ser. 3326, Class WF, zero %, 2035	255,094	225,297	509,297	449,807	531,596	469,500
FRB Ser. 3036, Class AS, zero %, 2035	--	--	79,124	71,723	--	--
FRB Ser. 3003, Class XF, zero %, 2035	125,396	111,382	446,407	396,518	430,733	382,596
FRB Ser. 3112, Class XM, zero %, 2034	41,019	39,536	--	--	--	--
GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.093s, 2019	25,581,079	80,630	71,511,987	225,401	56,367,486	177,666
Ser. 05-C2, Class XC, IO, 0.082s, 2043	11,610,108	48,569	20,578,446	86,086	19,788,100	82,780
Ser. 05-C3, Class XC, IO, 0.064s, 2045	24,896,282	62,099	48,363,121	120,633	48,736,703	121,564
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.896s, 2036	56,000	55,782	75,000	74,708	112,000	111,563
Ser. 97-C1, Class X, IO, 1.252s, 2029	344,531	22,050	--	--	--	--
Ser. 05-C1, Class X1, IO, 0.185s, 2043	4,373,084	29,941	18,394,380	125,942	19,978,484	136,787
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	--	--	350,039	105,012	306,364	91,909
Ser. 06-C1, Class XC, IO, 0.07s, 2045	19,674,537	52,239	--	--	35,740,253	94,895
Government National Mortgage Association
IFB Ser. 07-38, Class AS, 43.36s, 2037	234,186	304,970	--	--	858,682	1,118,222
IFB Ser. 06-34, Class SA, 36.495s, 2036	--	--	91,281	110,045	85,486	103,058
IFB Ser. 07-51, Class SP, 36.435s, 2037	104,351	128,031	200,066	245,465	335,363	411,464
IFB Ser. 07-44, Class SP, 33.77s, 2036	--	--	653,490	788,046	515,166	621,241
IFB Ser. 05-84, Class SL, 17.367s, 2035	179,386	193,613	--	--	--	--
IFB Ser. 05-66, Class SP, 17.367s, 2035	--	--	268,882	278,611	270,405	280,189
IFB Ser. 05-84, Class SB, 15.731s, 2035	71,939	73,086	--	--	--	--
IFB Ser. 05-7, Class JM, 14.776s, 2034	136,814	143,560	471,572	494,824	455,271	477,719
IFB Ser. 05-68, Class DP, 14.117s, 2035	100,225	103,246	--	--	--	--
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	332,456	30,752	--	--	--	--
IFB Ser. 08-29, Class SA, IO, 7.273s, 2038	612,457	45,678	--	--	--	--
IFB Ser. 06-69, Class SI, IO, 6.873s, 2036	658,158	48,789	--	--	--	--
IFB Ser. 06-61, Class SM, IO, 6.873s, 2036	202,613	14,987	--	--	--	--
IFB Ser. 06-62, Class SI, IO, 6.873s, 2036	412,057	28,596	1,084,194	75,240	909,960	63,148
IFB Ser. 07-1, Class SL, IO, 6.853s, 2037	216,689	15,761	581,813	42,318	456,571	33,208
IFB Ser. 07-1, Class SM, IO, 6.843s, 2037	216,689	15,733	581,813	42,244	456,571	33,150
IFB Ser. 06-62, Class SA, IO, 6.833s, 2036	176,012	12,708	--	--	--	--

IFB Ser. 06-64, Class SB, IO, 6.833s, 2036	177,110	13,426	--	--	--	--
IFB Ser. 05-68, Class PU, IO, 6.793s, 2032	569,242	56,008	--	--	--	--
IFB Ser. 07-49, Class NY, IO, 6.593s, 2035	1,011,136	71,403	2,449,074	172,946	2,462,812	173,916
IFB Ser. 07-35, Class TY, IO, 6.393s, 2035	--	--	2,000,160	127,590	1,627,118	103,794
IFB Ser. 07-36, Class SW, IO, 6.393s, 2035	317,079	19,174	--	--	--	--
IFB Ser. 07-26, Class SG, IO, 6.343s, 2037	628,616	38,628	1,652,652	101,555	1,387,349	85,253
IFB Ser. 07-9, Class BI, IO, 6.313s, 2037	678,850	43,304	2,966,391	189,226	2,545,686	162,389
IFB Ser. 07-31, Class CI, IO, 6.303s, 2037	135,686	9,322	814,111	55,932	678,426	46,610
IFB Ser. 07-25, Class SA, IO, 6.293s, 2037	221,831	14,352	1,097,198	70,984	920,531	59,555
IFB Ser. 07-25, Class SB, IO, 6.293s, 2037	367,946	23,269	2,143,256	135,540	1,797,891	113,699
IFB Ser. 07-22, Class S, IO, 6.293s, 2037	358,406	27,711	934,000	72,213	786,527	60,811
IFB Ser. 07-11, Class SA, IO, 6.293s, 2037	94,733	6,939	905,488	66,330	759,442	55,631
IFB Ser. 07-14, Class SB, IO, 6.293s, 2037	181,154	11,316	1,699,403	106,158	1,446,101	90,335
IFB Ser. 06-69, Class SA, IO, 6.293s, 2036	1,257,620	89,761	--	--	--	--
IFB Ser. 05-84, Class AS, IO, 6.293s, 2035	833,567	68,183	255,306	20,883	194,715	15,927
IFB Ser. 07-51, Class SJ, IO, 6.243s, 2037	241,902	18,489	1,156,680	88,405	979,656	74,875
IFB Ser. 07-53, Class SY, IO, 6.228s, 2037	1,615,857	124,747	439,753	33,950	375,193	28,966
IFB Ser. 07-58, Class PS, IO, 6.193s, 2037	626,824	46,771	483,255	36,059	3,348,063	249,819
IFB Ser. 06-59, Class SD, IO, 6.193s, 2036	--	--	--	--	13,355,145	861,180
IFB Ser. 04-88, Class S, IO, 6.193s, 2032	764,346	48,626	78,041	4,965	57,383	3,651
IFB Ser. 07-59, Class PS, IO, 6.163s, 2037	189,019	13,549	907,480	65,047	756,077	54,195
IFB Ser. 07-59, Class SP, IO, 6.163s, 2037	590,567	42,999	3,992,912	290,720	1,512,153	110,098
IFB Ser. 04-59, Class SC, IO, 6.16s, 2034	148,080	12,759	704,242	60,680	596,671	51,411
IFB Ser. 04-26, Class IS, IO, 6.16s, 2034	658,426	52,407	82,776	6,589	62,607	4,983
IFB Ser. 07-68, Class PI, IO, 6.143s, 2037	189,894	14,352	1,329,257	100,467	1,044,416	78,939
IFB Ser. 06-38, Class SG, IO, 6.143s, 2033	661,688	35,453	3,239,239	173,558	2,718,588	145,662
IFB Ser. 07-53, Class SG, IO, 6.093s, 2037	145,026	9,498	646,817	42,361	547,474	35,855
IFB Ser. 07-47, Class SA, IO, 6.06s, 2036	853,040	78,580	--	--	--	--
IFB Ser. 08-3, Class SA, IO, 6.043s, 2038	730,225	41,126	1,919,696	108,117	1,612,482	90,815
IFB Ser. 07-79, Class SY, IO, 6.043s, 2037	403,475	25,459	3,893,538	245,682	3,383,217	213,481
IFB Ser. 07-64, Class AI, IO, 6.043s, 2037	3,653,105	212,318	14,174,049	823,796	7,525,397	437,376
IFB Ser. 07-53, Class ES, IO, 6.043s, 2037	190,384	11,291	915,778	54,311	775,087	45,968
IFB Ser. 07-10, Class SB, IO, 6.013s, 2037	3,616,033	207,850	--	--	--	--
IFB Ser. 08-4, Class SA, IO, 6.009s, 2038	2,122,931	124,098	4,415,223	258,096	3,964,641	231,757
IFB Ser. 07-67, Class SI, IO, 6.003s, 2037	494,567	28,820	6,491,754	378,294	1,791,136	104,375
IFB Ser. 07-9, Class DI, IO, 6.003s, 2037	341,856	22,071	1,495,132	96,527	1,282,945	82,828
IFB Ser. 07-57, Class QA, IO, 5.993s, 2037	466,612	23,914	2,255,047	115,571	1,876,752	96,184
IFB Ser. 07-58, Class SA, IO, 5.993s, 2037	949,650	55,961	731,231	43,090	5,068,941	298,703
IFB Ser. 07-58, Class SC, IO, 5.993s, 2037	350,960	19,194	1,646,958	90,072	1,408,944	77,055
IFB Ser. 07-61, Class SA, IO, 5.993s, 2037	248,829	12,835	1,207,967	62,307	1,005,655	51,872
IFB Ser. 07-53, Class SC, IO, 5.993s, 2037	212,138	11,829	1,011,397	56,395	854,165	47,628
IFB Ser. 07-53, Class SE, IO, 5.993s, 2037	145,026	9,315	217,539	13,973	--	--
IFB Ser. 06-26, Class S, IO, 5.993s, 2036	4,937,525	317,473	621,409	39,955	471,009	30,285
IFB Ser. 06-28, Class GI, IO, 5.993s, 2035	270,017	19,758	1,634,741	119,622	1,247,609	91,294
IFB Ser. 07-58, Class SD, IO, 5.983s, 2037	287,142	15,503	1,581,844	85,404	1,342,773	72,496
IFB Ser. 07-59, Class SD, IO, 5.963s, 2037	921,054	53,295	6,226,327	360,274	2,357,899	136,435
IFB Ser. 07-36, Class SA, IO, 5.963s, 2037	--	--	1,956,375	103,301	1,675,126	88,451
IFB Ser. 07-36, Class SG, IO, 5.963s, 2037	11,903,208	1,059,262	--	--	--	--
IFB Ser. 06-49, Class SA, IO, 5.953s, 2036	1,500,276	83,745	--	--	--	--
IFB Ser. 07-35, Class NY, IO, 5.86s, 2035	589,860	54,189	93,628	8,601	--	--
IFB Ser. 05-65, Class SI, IO, 5.843s, 2035	133,911	8,236	862,431	53,040	866,840	53,311
IFB Ser. 06-16, Class SX, IO, 5.783s, 2036	1,729,456	101,087	217,468	12,711	164,645	9,623
IFB Ser. 07-26, Class SD, IO, 5.76s, 2037	325,780	19,742	1,597,081	96,783	1,338,394	81,107
IFB Ser. 07-17, Class IB, IO, 5.743s, 2037	143,334	10,938	860,005	65,627	716,671	54,689
IFB Ser. 06-10, Class SM, IO, 5.743s, 2036	1,247,732	72,231	--	--	4,249,812	246,022
IFB Ser. 06-14, Class S, IO, 5.743s, 2036	286,123	16,506	1,373,389	79,227	1,162,908	67,085
IFB Ser. 05-57, Class PS, IO, 5.743s, 2035	1,065,362	107,773	--	--	--	--
IFB Ser. 06-11, Class ST, IO, 5.733s, 2036	180,057	10,319	860,577	49,320	729,128	41,786
IFB Ser. 07-26, Class SW, IO, 5.693s, 2037	2,507,221	137,529	--	--	11,194,352	614,044
IFB Ser. 07-27, Class SD, IO, 5.693s, 2037	307,123	25,198	802,376	65,830	673,411	55,249
IFB Ser. 07-19, Class SJ, IO, 5.693s, 2037	272,238	15,359	1,343,524	75,799	1,127,565	63,615
IFB Ser. 07-23, Class ST, IO, 5.693s, 2037	186,202	10,190	1,777,381	97,267	1,490,969	81,593
IFB Ser. 07-8, Class SA, IO, 5.693s, 2037	489,595	26,954	1,435,674	79,038	1,093,509	60,201
IFB Ser. 07-9, Class CI, IO, 5.693s, 2037	443,990	22,910	1,940,084	100,108	1,664,797	85,904
IFB Ser. 07-7, Class EI, IO, 5.693s, 2037	608,326	34,325	1,504,080	84,869	1,210,745	68,318
IFB Ser. 07-7, Class JI, IO, 5.693s, 2037	248,655	13,054	2,364,872	124,156	1,983,953	104,158
IFB Ser. 07-1, Class S, IO, 5.693s, 2037	674,418	38,175	1,775,186	100,483	1,489,685	84,322
IFB Ser. 07-3, Class SA, IO, 5.693s, 2037	644,132	36,346	1,694,887	95,636	1,422,539	80,268
IFB Ser. 05-17, Class S, IO, 5.673s, 2035	887,185	53,204	111,817	6,706	84,519	5,069
IFB Ser. 07-48, Class SB, IO, 5.61s, 2037	138,597	8,678	1,320,750	82,699	1,108,151	69,387
IFB Ser. 05-3, Class SN, IO, 5.593s, 2035	2,492,822	181,314	199,692	14,524	144,539	10,513
IFB Ser. 07-74, Class SI, IO, 5.53s, 2037	933,543	48,367	117,195	6,072	89,100	4,616
IFB Ser. 07-17, Class AI, IO, 5.51s, 2037	704,290	53,306	3,883,781	293,956	3,233,332	244,724
IFB Ser. 07-73, Class MI, IO, 5.493s, 2037	--	--	6,680,090	343,303	2,559,545	131,540
IFB Ser. 04-41, Class SG, IO, 5.493s, 2034	2,330,803	129,214	293,605	16,277	221,895	12,301
IFB Ser. 07-78, Class SA, IO, 5.49s, 2037	696,384	46,138	--	--	--	--
IFB Ser. 08-2, Class SM, IO, 5.46s, 2038	2,271,226	148,815	285,807	18,727	215,923	14,148
IFB Ser. 07-9, Class AI, IO, 5.46s, 2037	406,614	26,477	1,552,791	101,110	1,237,899	80,606
IFB Ser. 08-40, Class SA, IO, 5.36s, 2038	7,166,315	503,434	1,725,659	121,228	1,521,578	106,891
IFB Ser. 05-71, Class SA, IO, 5.32s, 2035	1,054,840	76,092	124,728	8,997	92,655	6,684
IFB Ser. 07-17, Class IC, IO, 5.21s, 2037	741,297	53,975	2,172,239	158,165	1,654,277	120,451
IFB Ser. 07-25, Class KS, IO, 5.16s, 2037	319,722	25,686	638,562	51,302	465,930	37,433
IFB Ser. 07-21, Class S, IO, 5.16s, 2037	372,524	21,977	1,842,460	108,694	1,550,563	91,474
IFB Ser. 07-31, Class AI, IO, 5.14s, 2037	237,534	17,612	1,149,149	85,204	987,736	73,236
IFB Ser. 07-62, Class S, IO, 5.11s, 2037	1,039,034	60,285	131,212	7,613	99,229	5,757
IFB Ser. 07-43, Class SC, IO, 5.06s, 2037	142,677	8,621	1,330,480	80,389	1,085,188	65,568
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	--	--	3,500,586	1,197	1,327,015	454
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	1,071,563	367	10,250,020	3,507	3,885,250	1,329
Ser. 07-73, Class MO, PO, zero %, 2037	--	--	514,246	441,820	196,495	168,820
Ser. 99-31, Class MP, PO, zero %, 2029	10,746	9,131	50,769	43,139	25,384	21,569
FRB Ser. 07-73, Class KI, IO, zero %, 2037	--	--	5,138,812	15,088	1,968,600	5,780
FRB Ser. 07-73, Class KM, zero %, 2037	--	--	513,516	374,630	197,225	143,884
FRB Ser. 07-49, Class UF, zero %, 2037	55,108	50,828	105,746	97,535	88,370	81,508
FRB Ser. 07-33, Class TB, zero %, 2037	419,297	400,477	--	--	--	--
FRB Ser. 07-35, Class UF, zero %, 2037	79,665	68,301	165,908	142,243	136,673	117,178
FRB Ser. 07-22, Class TA, zero %, 2037	124,623	117,483	127,992	120,658	110,028	103,723
FRB Ser. 07-6, Class TD, zero %, 2037	354,921	340,877	--	--	--	--
FRB Ser. 98-2, Class EA, PO, zero %, 2028	14,312	11,830	2,731	2,257	--	--
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 3.271s, 2045	385,676	8,919	1,071,419	24,777	1,024,761	23,698
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039	915,000	710,769	--	--	--	--
Ser. 05-GG5, Class XC, IO, 0.067s, 2037	12,749,359	54,822	40,610,128	174,624	40,721,480	175,102
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.323s, 2039	3,156,415	33,142	17,154,214	180,119	8,779,685	92,187
Ser. 05-GG3, Class XC, IO, 0.226s, 2042	10,293,419	100,876	28,449,692	278,807	24,329,812	238,432
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	318,000	212,864	1,426,000	954,540	1,118,000	748,370
Ser. 06-GG6, Class A2, 5.506s, 2038	366,000	320,908	601,000	526,955	--	--
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	--	--	280,000	224,000	282,000	225,600
FRB Ser. 07-EOP, Class J, 2.726s, 2009	130,000	78,000	383,000	229,800	240,000	144,000
Ser. 06-GG8, Class X, IO, 0.666s, 2039	2,179,310	87,172	10,077,944	403,118	8,425,806	337,032
Ser. 04-C1, Class X1, IO, 0.478s, 2028	2,683,854	19,055	3,656,476	25,961	3,656,476	25,961
Ser. 03-C1, Class X1, IO, 0.237s, 2040	5,208,904	78,695	4,283,528	64,715	6,173,208	93,264
Ser. 05-GG4, Class XC, IO, 0.193s, 2039	8,326,616	188,182	22,607,459	510,929	21,770,146	492,005
Ser. 06-GG6, Class XC, IO, 0.046s, 2038	3,454,779	12,092	34,569,567	120,993	24,977,359	87,421
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	30,163	27,353	--	--	59,487	53,947
Ser. 05-RP3, Class 1A3, 8s, 2035	102,261	91,210	--	--	200,664	178,978
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	82,611	72,919	--	--	161,918	142,921
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	63,588	61,914	173,577	169,009	166,273	161,897
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	69,205	66,660	190,692	183,677	182,041	175,345
Ser. 05-RP1, Class 1A2, 7 1/2s, 2035	88,119	78,823	--	--	--	--
IFB Ser. 04-4, Class 1AS, IO, 4.7s, 2034	2,504,610	162,800	1,548,228	100,635	7,531,315	489,535
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.833s, 2035	155,796	102,825	370,917	244,805	389,768	257,247
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	--	--	46,370	927	50,919	1,018
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.129s, 2037	2,879,593	1,295,817	3,763,883	1,693,747	1,508,358	678,761
HVB Mortgage Capital Corp. Ser. 03-FL1A, Class K,
4.675s, 2022	118,000	56,497	--	--	--	--
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.581s, 2037	683,744	462,302	2,762,410	1,867,756	2,323,463	1,570,970
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.281s, 2036	724,862	336,151	503,312	233,408	473,206	219,447
FRB Ser. 07-AR15, Class 1A1, 6.161s, 2037	2,341,598	1,006,887	1,673,549	719,626	1,574,198	676,905
FRB Ser. 07-AR9, Class 2A1, 5.921s, 2037	2,411,095	1,084,993	1,704,210	766,894	1,582,672	712,202
FRB Ser. 05-AR31, Class 3A1, 5.601s, 2036	3,544,807	1,878,748	--	--	--	--
FRB Ser. 07-AR11, Class 1A1, 5.584s, 2037	747,112	343,672	1,594,436	733,441	1,391,329	640,011
FRB Ser. 05-AR5, Class 4A1, 5.486s, 2035	3,249,612	1,580,264	--	--	--	--
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.067s, 2036	1,256,637	639,519	--	--	--	--
FRB Ser. 06-A1, Class 5A1, 5.939s, 2036	1,674,735	803,873	1,183,556	568,107	1,099,067	527,552
FRB Ser. 06-A6, Class 1A1, 0.631s, 2036	1,128,668	490,364	782,847	340,118	736,611	320,030
JPMorgan Chase Commercial Mortgage Securities Corp.

Ser. 97-C5, Class F, 7.561s, 2029	64,000	46,080	204,000	146,880	204,000	146,880
FRB Ser. 07-LD12, Class AM, 6.062s, 2051	686,000	297,572	2,962,000	1,284,852	--	--
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	3,282,000	2,173,620	12,789,000	8,469,965	--	--
Ser. 07-CB20, Class A3, 5.863s, 2051	816,000	533,869	3,569,000	2,335,024	2,789,000	1,824,708
Ser. 07-LD12, Class A2, 5.827s, 2051	190,000	140,329	--	--	--	--
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	407,000	242,562	1,778,000	1,059,646	1,394,000	830,791
Ser. 06-CB15, Class A4, 5.814s, 2043	477,000	378,067	1,612,000	1,277,660	1,381,000	1,094,571
Ser. 07-CB20, Class A4, 5.794s, 2051	174,000	123,649	793,000	563,529	617,000	438,458
Ser. 06-CB16, Class A4, 5.552s, 2045	--	--	1,361,000	1,034,507	1,650,000	1,254,178
Ser. 06-CB14, Class A4, 5.481s, 2044	220,000	166,961	844,000	640,523	946,000	717,933
Ser. 05-LDP2, Class AM, 4.78s, 2042	100,000	58,497	420,000	245,689	400,000	233,990
Ser. 06-LDP8, Class X, IO, 0.573s, 2045	2,893,904	57,630	13,388,269	266,619	11,193,065	222,903
Ser. 06-CB17, Class X, IO, 0.513s, 2043	2,414,413	50,461	13,189,391	275,658	14,152,772	295,793
Ser. 08-C2, Class X, IO, 0.483s, 2051	71,394,745	935,271	--	--	--	--
Ser. 06-LDP9, Class X, IO, 0.455s, 2047	3,214,331	55,286	5,605,673	96,418	5,254,386	90,375
Ser. 07-LDPX, Class X, IO, 0.347s, 2049	4,820,512	59,292	20,335,321	250,124	16,118,245	198,254
Ser. 06-CB16, Class X1, IO, 0.092s, 2045	3,295,803	25,148	15,247,428	116,342	12,747,541	97,268
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	38,000	36,564	240,000	230,928	260,000	250,172
Ser. 03-ML1A, Class X1, IO, 0.572s, 2039	632,403	25,929	--	--	--	--
Ser. 05-LDP2, Class X1, IO, 0.189s, 2042	16,658,772	199,905	40,767,178	489,206	--	--
Ser. 05-CB12, Class X1, IO, 0.106s, 2037	4,137,317	27,720	11,842,506	79,345	11,384,081	76,273
Ser. 05-LDP3, Class X1, IO, 0.085s, 2042	16,117,933	85,425	17,125,914	90,767	28,764,041	152,449
Ser. 07-CB20, Class X1, IO, 0.074s, 2051	6,855,370	57,585	38,566,069	323,955	31,232,789	262,355
Ser. 06-LDP6, Class X1, IO, 0.062s, 2043	--	--	22,683,633	77,124	16,353,225	55,601
Ser. 05-LDP5, Class X1, IO, 0.061s, 2044	22,699,940	74,910	68,642,314	226,520	75,565,529	249,366
Ser. 06-CB14, Class X1, IO, 0.061s, 2044	12,237,130	33,040	27,375,219	73,913	29,766,339	80,369
Key Commercial Mortgage
Ser. 07-SL1, Class A2, 5.533s, 2040	1,091,000	507,271	--	--	--	--
Ser. 07-SL1, Class A1, 5.27s, 2040	679,416	512,463	--	--	--	--
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	--	--	149,428	120,179	136,004	109,382
Ser. 99-C1, Class G, 6.41s, 2031	--	--	159,961	72,557	145,590	66,039
Ser. 98-C4, Class G, 5.6s, 2035	--	--	132,000	118,804	127,000	114,304
Ser. 98-C4, Class H, 5.6s, 2035	--	--	223,000	40,715	215,000	39,255
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	1,022,000	777,214	--	--	--	--
Ser. 06-C7, Class A2, 5.3s, 2038	173,000	139,472	--	--	--	--
Ser. 04-C7, Class A6, 4.786s, 2029	121,000	97,295	362,000	291,081	400,000	321,636
Ser. 07-C2, Class XW, IO, 0.536s, 2040	1,180,381	22,814	4,594,699	88,804	3,617,040	69,908
Ser. 07-C7, Class XW, IO, 0.373s, 2045	903,513	12,766	5,318,131	75,141	1,309,294	18,499
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.718s, 2038	1,778,816	40,750	9,506,948	217,790	10,221,464	234,158
Ser. 03-C5, Class XCL, IO, 0.251s, 2037	1,324,796	18,461	6,119,478	85,276	5,114,795	71,275
Ser. 05-C3, Class XCL, IO, 0.207s, 2040	3,172,456	36,785	14,214,401	164,817	11,718,684	135,879
Ser. 05-C2, Class XCL, IO, 0.166s, 2040	14,689,712	88,742	29,346,125	177,283	38,919,368	235,116
Ser. 05-C7, Class XCL, IO, 0.143s, 2040	12,305,949	57,812	31,958,821	150,139	32,044,591	150,542
Ser. 05-C5, Class XCL, IO, 0.138s, 2020	4,943,836	37,038	13,775,752	103,205	14,845,219	111,217
Ser. 06-C7, Class XCL, IO, 0.117s, 2038	3,350,352	28,879	16,428,883	141,612	15,388,500	132,644
Ser. 07-C7, Class XCL, IO, 0.092s, 2045	--	--	2,245,788	18,000	--	--
Ser. 06-C1, Class XCL, IO, 0.084s, 2041	10,485,860	60,437	--	--	30,532,123	175,978
Ser. 07-C2, Class XCL, IO, 0.076s, 2040	10,139,096	65,019	39,483,854	253,198	31,080,378	199,309
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 2.145s, 2017	175,000	131,250	184,000	138,000	214,000	160,500
FRB Ser. 05-LLFA, Class J, 1.995s, 2018	23,000	17,250	93,000	69,750	89,000	66,750
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 38.093s, 2036	--	--	126,247	162,473	126,247	162,473
IFB Ser. 07-5, Class 4A3, 37.253s, 2037	154,539	164,584	670,474	714,055	572,278	609,476
IFB Ser. 06-7, Class 4A2, IO, 7.279s, 2036	--	--	772,936	70,008	832,010	75,359
IFB Ser. 07-5, Class 8A2, IO, 7.249s, 2036	--	--	1,114,366	90,819	947,287	77,202
Ser. 07-1, Class 3A2, IO, 6.779s, 2037	--	--	1,184,919	96,428	1,078,009	87,728
IFB Ser. 07-4, Class 3A2, IO, 6.729s, 2037	271,999	21,325	1,100,163	86,254	945,480	74,126
IFB Ser. 06-5, Class 2A2, IO, 6.679s, 2036	539,091	39,758	1,490,934	109,956	1,677,570	123,721
IFB Ser. 07-2, Class 2A13, IO, 6.219s, 2037	--	--	1,833,033	136,332	1,572,232	116,935
IFB Ser. 07-4, Class 2A2, IO, 6.199s, 2037	1,103,467	74,484	4,523,747	305,353	3,868,240	261,106
IFB Ser. 07-1, Class 2A3, IO, 6.159s, 2037	1,306,193	96,332	3,176,403	234,260	1,893,487	139,645
Ser. 06-9, Class 2A3, IO, 6.149s, 2036	--	--	2,312,431	179,450	2,130,573	165,338
IFB Ser. 06-9, Class 2A2, IO, 6.149s, 2037	1,263,334	95,561	1,691,153	127,923	1,552,046	117,400
IFB Ser. 06-7, Class 2A4, IO, 6.079s, 2036	--	--	2,661,917	189,595	2,861,442	203,806
IFB Ser. 06-7, Class 2A5, IO, 6.079s, 2036	--	--	2,501,384	178,161	2,688,837	191,512
IFB Ser. 06-6, Class 1A2, IO, 6.029s, 2036	--	--	930,660	65,146	1,029,367	72,056
IFB Ser. 06-6, Class 1A3, IO, 6.029s, 2036	--	--	1,376,305	96,341	1,518,059	106,264
IFB Ser. 07-5, Class 10A2, IO, 5.869s, 2037	538,614	37,703	2,209,324	154,653	1,889,265	132,249
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 5.64s, 2034	12,852	7,059	31,648	17,383	31,728	17,427
FRB Ser. 04-13, Class 3A6, 3.788s, 2034	266,000	209,978	771,000	608,621	838,000	661,510
Ser. 04-03, Class 4AX, IO, 0.376s, 2034	113,770	523	387,650	1,783	373,184	1,717
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	318,892	797	1,086,373	2,716	1,046,137	2,615
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	1,488,107	800,322	1,051,426	565,470	976,526	525,188
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	117,133	116,582	--	--	444,530	442,438
Ser. 05-1, Class 1A4, 7 1/2s, 2034	89,288	86,254	248,732	240,279	237,344	229,277
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
1.091s, 2027	264,274	170,197	379,611	244,475	312,407	201,195
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.124s, 2049	16,109,920	115,795	47,147,737	338,889	40,323,016	289,834
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 1.695s, 2022	554,794	341,198	491,817	302,467	579,784	356,567
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.805s, 2030	--	--	137,000	128,622	127,000	119,233
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035	388,699	287,638	1,128,883	835,374	1,227,436	908,303
Ser. 96-C2, Class JS, IO, 2.271s, 2028	247,729	8,688	146,105	5,124	55,746	1,955
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	219,000	142,164	981,000	636,817	771,000	500,495
FRB Ser. 07-C1, Class A4, 5.829s, 2050	191,000	137,613	645,000	464,713	552,000	397,708
FRB Ser. 07-C1, Class A2, 5.725s, 2050	248,000	183,145	--	--	--	--
Ser. 05-MCP1, Class XC, IO, 0.122s, 2043	4,418,017	34,753	14,953,957	117,632	14,383,797	113,147
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.255s, 2039	2,749,007	38,712	7,501,606	105,640	8,878,390	125,028
Ser. 05-LC1, Class X, IO, 0.1s, 2044	2,412,384	11,582	7,273,513	34,919	8,004,596	38,429
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	417,000	299,151	2,122,000	1,522,299	--	--
FRB Ser. 07-8, Class A2, 5.92s, 2049	382,000	248,657	1,724,000	1,122,210	1,346,000	876,157
Ser. 07-9, Class A4, 5.748s, 2049	680,000	480,514	--	--	--	--
Ser. 06-1, Class A2, 5.439s, 2039	352,000	305,259	--	--	--	--
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 07-7, Class X, IO, 0.019s, 2050	11,800,248	21,534	77,358,291	141,172	61,143,396	111,581
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.506s, 2017	--	--	645,196	94,715	542,324	79,613
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	200,471	24,797	510,290	63,119	499,739	61,814
Ser. 05-C3, Class X, IO, 5.555s, 2044	404,500	38,541	639,970	60,976	640,947	61,069
Ser. 06-C4, Class X, IO, 5.074s, 2016	965,848	104,997	2,418,902	262,957	2,488,367	270,509
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.59s, 2043	905,327	21,755	2,626,355	63,111	4,226,068	101,552
Morgan Stanley Capital I
Ser. 98-CF1, Class D, 7.35s, 2032	61,514	47,904	--	--	--	--
FRB Ser. 08-T29, Class A3, 6.28s, 2043	176,000	146,837	533,000	444,682	506,000	422,156
FRB Ser. 06-IQ11, Class A4, 5.772s, 2042	477,000	364,959	1,612,000	1,233,364	1,381,000	1,056,623
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	230,000	110,118	1,062,000	508,460	825,000	394,990
Ser. 07-IQ14, Class A2, 5.61s, 2049	854,000	631,621	--	--	--	--
Ser. 05-HQ6, Class A4A, 4.989s, 2042	278,000	223,103	827,000	663,692	915,000	734,315
Ser. 04-HQ4, Class A7, 4.97s, 2040	144,000	121,464	427,000	360,175	473,000	398,976
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	--	--	395,000	39,500	340,000	34,000
Ser. 04-RR, Class F6, 6s, 2039	--	--	395,000	35,550	350,000	31,500
Ser. 07-HQ13, Class X1, IO, 0.671s, 2044	5,077,497	94,492	23,193,910	431,639	--	--
Ser. 05-HQ6, Class X1, IO, 0.115s, 2042	8,118,174	44,783	17,909,255	98,795	17,790,457	98,139
Ser. 05-HQ5, Class X1, IO, 0.093s, 2042	3,074,613	13,067	8,429,950	35,827	6,635,744	28,202
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.807s, 2035	286,703	154,820	505,610	273,030	849,491	458,725
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.094s, 2030	53,000	31,800	215,000	129,000	206,000	123,600
Ser. 97-MC2, Class X, IO, 1.73s, 2012	876	--	243	1	--	--
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.379s, 2035	65,694	59,654	86,934	78,940	84,958	77,147
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	--	--	75,877	71,074	69,776	65,359
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.289s, 2033 (United Kingdom)	199,000	139,537	--	--	--	--
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
4.833s, 2033 (United Kingdom)	222,000	197,358	954,000	848,106	--	--
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	--	--	813,000	715,440	757,000	666,160
Ser. 00-C1, Class J, 6 5/8s, 2010	--	--	118,000	33,971	189,000	54,411

Ser. 00-C2, Class J, 6.22s, 2033	--	--	276,000	173,880	291,000	183,330
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	86,530	86,396	282,104	281,668	177,474	177,199
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 6.219s, 2037	956,672	64,575	4,193,110	283,035	3,596,544	242,767
Ser. 07-A5, Class 2A3, 6s, 2037	3,507,830	1,929,307	4,144,457	2,279,451	--	--
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	280,593	269,896	992,036	954,215	1,101,883	1,059,874
Saco I Trust FRB Ser. 05-10, Class 1A1, 0.731s, 2033	119,286	42,346	218,017	77,396	240,039	85,214
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.66s, 2036	2,542,559	91,532	9,436,470	339,713	8,266,308	297,587
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	--	--	200,000	146,493	200,000	146,493
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	--	--	172,000	125,560	165,000	120,450
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	--	--	116,000	63,800	112,000	61,600
Ser. 04-1A, Class K, 5s, 2018 (Cayman Islands)	100,000	61,000	--	--	--	--
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	--	--	76,000	42,560	74,000	41,440
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	761,754	373,259	3,780,463	1,852,427	3,113,616	1,525,672
FRB Ser. 06-9, Class 1A1, 5.691s, 2036	1,305,476	649,313	557,440	277,258	--	--
Ser. 04-8, Class 1A3, 5.339s, 2034	7,479	3,505	3,698	1,733	6,807	3,190
FRB Ser. 05-18, Class 6A1, 5.256s, 2035	175,564	110,605	431,898	272,096	456,578	287,644
Ser. 05-9, Class AX, IO, 1.462s, 2035	1,425,267	21,379	3,876,834	58,153	3,707,077	55,606
Ser. 04-19, Class 2A1X, IO, 1.238s, 2035	405,876	5,581	--	--	--	--
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.821s, 2034	41,615	25,385	160,966	98,189	166,460	101,540
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.779s, 2037	3,561,337	240,390	10,214,470	689,477	10,459,380	706,008
Ser. 07-4, Class 1A4, IO, 1s, 2037	3,561,337	120,506	10,916,442	369,382	11,161,352	377,669
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 4.386s, 2037	--	--	4,413,323	264,799	3,507,156	210,429
Ser. 08-RF1, Class AI, IO, 3.687s, 2037	--	--	14,137,391	565,496	--	--
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	--	--	2,120,244	118,443	1,811,741	101,209
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
0.551s, 2037	76,310	71,060	--	--	--	--
Thornburg Mortgage Securities Trust FRB Ser. 06-4,
Class A2B, 0.591s, 2011	274,656	228,323	--	--	--	--
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C26, Class A2, 5.935s, 2045	270,000	227,214	--	--	--	--
FRB Ser. 07-C33, Class A3, 5.902s, 2051	327,000	215,443	1,665,000	1,096,981	--	--
FRB Ser. 07-C33, Class A2, 5.857s, 2051	88,000	68,856	--	--	--	--
FRB Ser. 07-C32, Class A2, 5.736s, 2049	329,000	257,308	--	--	--	--
Ser. 07-C31, Class A2, 5.421s, 2047	497,000	385,529	--	--	--	--
Ser. 07-C30, Class A3, 5.246s, 2043	6,500,000	4,858,370	1,882,000	1,406,685	--	--
Ser. 04-C15, Class A4, 4.803s, 2041	215,000	172,584	637,000	511,329	705,000	565,913
Ser. 06-C28, Class XC, IO, 0.38s, 2048	3,128,391	40,137	10,900,160	139,849	10,982,669	140,908
Ser. 06-C29, IO, 0 3/8s, 2048	17,909,415	272,044	47,080,999	715,160	--	--
Ser. 07-C34, IO, 0.356s, 2046	4,740,253	74,090	10,628,660	166,126	8,759,292	136,908
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 4.495s, 2018	--	--	164,000	98,400	156,000	93,600
Ser. 03-C3, Class IOI, IO, 0.416s, 2035	468,395	9,189	3,519,266	69,042	3,522,630	69,108
Ser. 07-C31, IO, 0.261s, 2047	9,181,398	95,854	35,752,940	373,261	28,143,132	293,814
Ser. 05-C18, Class XC, IO, 0.115s, 2042	12,547,654	75,411	21,410,894	128,679	24,722,911	148,585
Ser. 06-C27, Class XC, IO, 0.078s, 2045	3,764,861	18,523	17,416,330	85,688	14,560,640	71,638
Ser. 06-C23, Class XC, IO, 0.055s, 2045	4,843,863	14,435	31,926,897	95,142	35,046,021	104,437
Ser. 06-C26, Class XC, IO, 0.039s, 2045	17,482,829	32,168	13,925,776	25,623	8,624,342	15,869
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	--	--	46,000	8,951	44,000	8,562
Ser. 07-SL2, Class A1, 5.426s, 2049	1,791,185	985,151	--	--	--	--
Ser. 06-SL1, Class X, IO, 0.936s, 2043	439,287	11,171	2,349,651	59,752	2,526,142	64,240
Ser. 07-SL2, Class X, IO, 0.851s, 2049	1,314,121	29,804	5,591,662	126,819	4,429,462	100,460
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	73,664	51,565	202,875	142,012	144,656	101,259
WAMU Mortgage Pass-Through Certificates 144A Ser.
04-RP1, Class 1S, IO, 4.421s, 2034	2,392,689	185,421	4,920,837	381,338	3,234,658	250,669
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class F, 5.3s, 2036	107,000	21,769	--	--	--	--
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	75,350	7,912	344,076	36,128	274,727	28,846
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR16, Class 2A1, 4.876s, 2035	--	--	--	--	62,828	42,103
Ser. 06-AR10, Class 3A1, 4.818s, 2036	216,450	115,091	500,541	266,147	502,705	267,298
Ser. 05-AR2, Class 2A1, 4.552s, 2035	102,432	72,752	257,768	183,078	270,150	191,872
Ser. 05-AR9, Class 1A2, 4.425s, 2035	271,030	94,861	--	--	98,822	34,588
Ser. 04-R, Class 2A1, 4.368s, 2034	98,163	75,198	246,990	189,208	259,204	198,565
Ser. 05-AR12, Class 2A5, 4.359s, 2035	1,263,000	579,599	4,035,000	1,851,687	3,882,000	1,781,474
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	--	--	9,846,000	13,863	9,480,000	13,348

Total collateralized mortgage obligations (cost $150,294,720, $217,734,968 and $172,044,020)		$110,508,555		$176,886,140		$154,045,489

ASSET-BACKED SECURITIES(a)	Growth 1.5%		Balanced 3.5%		Conservative 4.3%

	Principal amount	Value	Principal amount	Value	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.161s, 2035	$--	$--	$110,710	$18,821	$99,639	$16,939
FRB Ser. 05-4, Class A2C, 0.681s, 2035	--	--	190,000	155,800	152,000	124,640
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.621s, 2036	107,000	52,430	475,000	232,750	377,000	184,730
FRB Ser. 06-HE3, Class A2C, 0.621s, 2036	119,000	41,507	549,000	191,491	436,000	152,077
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030	423,856	240,934	204,393	116,184	--	--
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 1.558s, 2013	159,000	64,626	--	--	212,000	86,167
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	8,939	1	12,634	1	12,515	1
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.881s, 2029	295,782	119,875	550,449	223,086	391,580	158,700
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 1.695s, 2012	11,643	10,040	71,061	61,278	57,009	49,161
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 2.971s, 2036	--	--	142,000	2,528	261,000	4,646
FRB Ser. 03-8, Class M2, 2.221s, 2033	--	--	198,308	11,898	178,573	10,714
FRB Ser. 04-R10, Class A5, 0.861s, 2034	50	42	--	--	--	--
FRB Ser. 04-R11, Class A2, 0.841s, 2034	8,459	6,534	--	--	--	--
AMP CMBS 144A FRB Ser. 06-1A, Class A, 2.746s, 2047
(Cayman Islands)	--	--	--	--	440,000	72,125
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	--	--	286,000	108,680	223,000	84,740
Ser. 04-1A, Class E, 6.42s, 2039	--	--	240,272	72,082	227,202	68,161
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.741s, 2033	--	--	22,925	459	20,633	413
FRB Ser. 06-W4, Class A2C, 0.631s, 2036	211,000	92,840	975,000	429,000	775,000	341,000
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.471s, 2033	--	--	195,682	90,014	175,866	80,898
FRB Ser. 05-WMC1, Class M1, 0.911s, 2035	29,000	17,690	583,000	355,630	404,000	246,440
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 2.971s, 2035	7,820	37	--	--	18,301	86
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE7, Class A2, 0.851s, 2034	126	66	--	--	--	--
FRB Ser. 04-HE6, Class A2, 0.831s, 2034	77,763	56,884	275,390	201,448	264,196	193,259
FRB Ser. 06-HE2, Class A3, 0.661s, 2036	37,681	22,759	175,411	105,949	139,679	84,366
FRB Ser. 06-HE4, Class A5, 0.631s, 2036	147,554	85,581	676,680	392,474	543,223	315,070
FRB Ser. 06-HE7, Class A4, 0.611s, 2036	--	--	324,000	123,660	252,000	96,180
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028	778,000	622,400	370,000	296,000	--	--
Bay View Auto Trust
Ser. 05-LJ2, Class D, 5.27s, 2014	62,000	57,311	139,000	128,488	134,000	123,866
Ser. 05-LJ2, Class C, 4.92s, 2014	100,000	77,101	46,000	35,466	45,000	34,695
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.471s, 2039	--	--	742,007	520,073	974,388	682,948
FRB Ser. 04-D, Class A, 0.861s, 2044	62,668	51,796	204,839	169,303	199,975	165,283
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.821s, 2038	37,477	22,861	111,561	68,052	87,157	53,166
FRB Ser. 03-SSRA, Class A, 1.171s, 2038	37,477	26,234	111,561	78,093	87,157	61,010
FRB Ser. 04-SSRA, Class A1, 1.071s, 2039	93,013	56,738	135,190	82,466	131,000	79,910
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 2.471s, 2035	--	--	79,049	198	87,171	218
FRB Ser. 06-PC1, Class M9, 2.221s, 2035	--	--	--	--	100,000	1,000
FRB Ser. 05-HE1, Class M3, 1.401s, 2035	--	--	210,000	10,500	189,000	9,450
FRB Ser. 03-3, Class A2, 1.061s, 2043	100,089	81,828	347,554	284,143	274,260	224,222
FRB Ser. 03-1, Class A1, 0.971s, 2042	99,150	69,404	282,879	198,011	201,253	140,875
FRB Ser. 05-3, Class A1, 0.921s, 2035	79,556	71,613	--	--	--	--
FRB Ser. 03-ABF1, Class A, 0.841s, 2034	28,062	20,210	--	--	--	--
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 2.721s, 2036	--	--	44,574	109	--	--
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	3,262,645	1,352,021	2,028,827	840,734	393,697	163,146
Ser. 00-A, Class A2, 7.575s, 2030	738,182	301,346	344,485	140,628	--	--
Ser. 99-B, Class A-5, 7.44s, 2020	153,135	61,254	1,457,334	582,933	1,141,493	456,597

Ser. 99-B, Class A3, 7.18s, 2015	74,015	28,596	1,448,401	559,601	1,122,351	433,629
Ser. 99-B, Class A2, 6.975s, 2012	--	--	48,493	20,179	62,530	26,021
Chase Funding Loan Acquisition Trust FRB Ser. 04-AQ1,
Class A2, 0.871s, 2034 (F)	81,326	44,749	--	--	--	--
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1, 0.891s, 2035	44,358	29,458	200,967	133,462	157,515	104,605
Ser. 03-HE3, Class A, 0.851s, 2033	573,886	413,198	--	--	--	--
Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser.
03-HE4, Class A, 0.881s, 2033	204,597	153,448	--	--	--	--
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	266,908	25,371	395,986	37,640	249,405	23,707
Ser. 00-4, Class A6, 8.31s, 2032	142,036	72,438	2,373,399	1,210,433	2,329,560	1,188,076
Ser. 00-5, Class A7, 8.2s, 2032	--	--	1,231,000	652,430	817,000	433,010
Ser. 00-5, Class A6, 7.96s, 2032	459,875	252,931	1,817,917	999,855	1,665,179	915,848
Ser. 02-1, Class M1F, 7.954s, 2033	--	--	510,000	257,575	676,000	341,414
Ser. 02-2, Class M1, 7.424s, 2033	83,000	35,941	216,000	93,533	154,000	66,686
Ser. 01-4, Class A4, 7.36s, 2033	363,922	220,173	911,599	551,517	273,480	165,455
Ser. 00-6, Class A5, 7.27s, 2031	161,026	98,226	418,809	255,473	298,039	181,804
Ser. 01-1, Class A5, 6.99s, 2032	1,105,344	688,076	4,408,999	2,744,602	3,929,423	2,446,065
Ser. 01-3, Class A4, 6.91s, 2033	131,297	84,796	495,131	319,773	399,427	257,964
Ser. 02-1, Class A, 6.681s, 2033	148,713	119,531	464,238	373,140	140,255	112,733
FRB Ser. 02-1, Class M1A, 3.95s, 2033	725,000	219,413	1,996,000	604,066	1,264,000	382,535
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.991s, 2035	47,000	28,670	210,000	128,100	166,000	101,260
FRB Ser. 04-6, Class 2A5, 0.861s, 2034	38,904	28,400	348,143	254,144	291,711	212,949
FRB Ser. 04-5, Class 4A3, 0.791s, 2034	41,763	31,740	147,104	111,799	141,619	107,630
FRB Ser. 05-14, Class 3A2, 0.711s, 2036	23,453	19,349	106,189	87,606	83,388	68,795
Credit-Based Asset Servicing and Securitization FRB
Ser. 02-CB2, Class A2, 1.571s, 2032	32,097	24,394	--	--	--	--
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	--	--	291,000	107,530	186,000	68,731
Ser. 06-MH1, Class M1, 6 1/4s, 2036	843,000	480,510	236,000	134,520	314,000	178,980
Ser. 06-MH1, Class M2, 6 1/4s, 2036	228,000	130,159	110,000	62,796	123,000	70,218
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	--	--	339,000	118,650	313,000	109,550
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	16,582	--	23,162	1	25,268	1
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	--	--	204,000	131,522	214,000	137,970
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
1.141s, 2035	--	--	86,000	4,300	78,000	3,900
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 1.011s, 2035	--	--	143,000	132,509	138,000	127,875
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.621s, 2036	163,000	65,461	744,000	298,790	583,000	234,133
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.801s, 2036	231,000	138,600	1,045,000	627,000	816,000	489,600
FRB Ser. 06-2, Class 2A3, 0.641s, 2036	392,000	219,520	1,688,000	945,280	1,342,000	751,520
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.771s, 2019	--	--	269,000	156,020	271,000	157,180
Ser. 04-1A, Class B, 1.321s, 2018	10,300	8,498	11,227	9,263	10,918	9,008
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	--	--	443,000	430,969	442,000	429,996
GEBL 144A
Ser. 04-2, Class D, 3.945s, 2032	--	--	115,395	11,539	141,922	14,192
Ser. 04-2, Class C, 2.045s, 2032	--	--	86,214	39,874	141,922	65,639
Granite Mortgages PLC
FRB Ser. 03-2, Class 1C, 6.053s, 2043 (United Kingdom)	176,004	123,203	--	--	--	--
FRB Ser. 03-3, Class 1C, 5.953s, 2044 (United Kingdom)
(F)	77,405	76,901	148,359	147,394	--	--
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	1,236,379	729,464	555,309	327,632	--	--
Ser. 96-8, Class A7, 8.05s, 2027	17,967	15,841	--	--	--	--
Ser. 96-5, Class M1, 8.05s, 2027	--	--	238,206	114,226	322,794	154,788
Ser. 96-6, Class M1, 7.95s, 2027	2,582,000	1,254,031	1,222,000	593,503	1,077,000	523,080
Ser. 99-5, Class A5, 7.86s, 2030	672,461	392,454	2,596,653	1,515,433	2,121,481	1,238,118
Ser. 97-2, Class A7, 7.62s, 2028	169,852	139,196	124,620	102,128	89,541	73,381
Ser. 96-2, Class M1, 7.6s, 2026	1,460,000	751,970	691,000	355,898	609,000	313,664
Ser. 97-6, Class A9, 7.55s, 2029	63,525	50,014	--	--	118,631	93,400
Ser. 97-4, Class A7, 7.36s, 2029	13,627	11,227	41,854	34,483	90,198	74,312
Ser. 97-3, Class A6, 7.32s, 2028	2,002	1,588	--	--	--	--
Ser. 96-10, Class A6, 7.3s, 2028	16,680	14,868	--	--	--	--
Ser. 95-8, Class M1, 7.3s, 2026	52,281	44,958	--	--	--	--
Ser. 96-10, Class M1, 7.24s, 2028	--	--	449,000	228,443	625,000	317,988
Ser. 97-6, Class M1, 7.21s, 2029	293,000	122,898	688,000	288,580	946,000	396,798
Ser. 96-2, Class A4, 7.2s, 2027	162,209	148,816	--	--	--	--
Ser. 97-3, Class A5, 7.14s, 2028	23,157	18,269	166,859	131,637	120,227	94,849
Ser. 97-6, Class A8, 7.07s, 2029	33,403	28,349	--	--	37,602	31,912
Ser. 95-10, Class B1, 7.05s, 2027	311,648	165,993	--	--	--	--
Ser. 93-4, Class A5, 7.05s, 2019	6,659	5,762	--	--	--	--
Ser. 98-4, Class A7, 6.87s, 2030	48,797	32,142	123,869	81,592	88,001	57,966
Ser. 97-7, Class A8, 6.86s, 2029	6,650	5,596	25,997	21,877	56,025	47,145
Ser. 93-3, Class B, 6.85s, 2018	172,338	86,452	80,507	40,386	--	--
Ser. 99-3, Class A7, 6.74s, 2031	105,236	83,606	143,237	113,797	147,135	116,893
Ser. 98-6, Class A7, 6.45s, 2030	--	--	126,522	117,852	91,195	84,945
Ser. 99-2, Class A7, 6.44s, 2030	--	--	482,697	291,114	672,726	405,721
Ser. 98-7, Class M1, 6.4s, 2030	118,000	39,861	218,000	73,642	136,000	45,942
Ser. 99-1, Class A6, 6.37s, 2025	254,000	193,634	359,000	273,680	224,000	170,764
Ser. 98-2, Class A5, 6.24s, 2016	10,512	7,971	--	--	--	--
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	4,130,513	2,444,880	3,906,269	2,312,148	1,502,031	889,063
Ser. 99-5, Class M1A, 8.3s, 2026	--	--	198,000	98,588	157,000	78,173
Ser. 99-5, Class A4, 7.59s, 2028	222,664	188,446	281,809	238,502	193,091	163,418
Ser. 99-3, Class 1A5, 6.79s, 2023	12,343	11,551	--	--	--	--
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	--	--	257,594	202,211	252,014	197,831
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.621s, 2036	584,000	275,122	2,514,000	1,184,345	1,998,000	941,258
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 2.021s, 2030 (Cayman Islands)	--	--	250,000	50,000	250,000	50,000
FRB Ser. 05-1A, Class D, 2.001s, 2030 (Cayman Islands)	--	--	105,068	52,534	100,774	50,387
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 2.888s, 2036 (Cayman Islands)	--	--	409,421	153,533	372,582	139,718
Home Equity Asset Trust
FRB Ser. 04-7, Class A3, 0.861s, 2035	309	272	--	--	--	--
FRB Ser. 06-1, Class 2A4, 0.801s, 2036	117,000	56,745	527,000	255,595	415,000	201,275
Impac CMB Trust FRB Ser. 04-8, Class 1A, 1.191s, 2034	8,359	3,246	--	--	--	--
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 0.761s, 2035	100,000	57,000	443,000	252,510	347,000	197,790
Lehman ABS Manufactured Housing Contract
Ser. 01-B, Class M1, 6.63s, 2028	185,000	50,685	171,000	46,850	176,000	48,219
Ser. 01-B, Class A5, 5.873s, 2022	61,758	42,024	--	--	--	--
Ser. 01-B, Class A4, 5.27s, 2018	37,647	25,232	--	--	--	--
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	501,497	210,629	4,500,317	1,890,133	3,769,447	1,583,168
IFB Ser. 07-3, Class 4B, IO, 6.219s, 2037	382,376	29,066	1,567,498	119,151	1,340,336	101,884
FRB Ser. 07-6, Class 2A1, 0.681s, 2037	1,041,882	360,030	4,842,330	1,673,305	3,741,091	1,292,763
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 3.474s,
2036 (Cayman Islands)	105,000	10,500	595,000	59,500	460,000	46,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	354,353	230,330	1,855,719	1,206,218	1,604,841	1,043,147
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 1.091s, 2035	--	--	240,000	36,000	216,000	32,400
FRB Ser. 06-4, Class 2A4, 0.731s, 2036	111,000	37,363	503,000	169,310	394,000	132,620
FRB Ser. 06-1, Class 2A3, 0.661s, 2036	162,051	79,405	751,681	368,324	597,440	292,746
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class M2, 2.721s, 2032	507,000	212,185	--	--	--	--
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	--	--	20,545	13,971	22,067	15,005
Ser. 04-2A, Class D, 5.389s, 2026	--	--	15,114	10,277	14,823	10,080
Ser. 04-1A, Class C, 5.265s, 2026	--	--	37,016	27,838	34,372	25,849
FRB Ser. 02-1A, Class A1, 1.208s, 2024	14,418	12,366	61,097	52,404	60,098	51,547
MASTR Asset Backed Securities Trust
FRB Ser. 04-OPT2, Class A2, 0.821s, 2034	17,045	11,761	--	--	--	--
FRB Ser. 06-FRE2, Class A4, 0.621s, 2036	58,000	23,948	262,000	108,180	206,000	85,057
FRB Ser. 04-HE1, Class A1, 0.871s, 2034	2,064	1,610	--	--	--	--
Merrill Lynch Mortgage Investors, Inc.
Ser. 04-WMC3, Class B3, 5s, 2035	4,642	186	13,777	551	12,729	509
FRB Ser. 04-HE2, Class A1A, 0.871s, 2035	4,085	2,657	--	--	--	--
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	67,656	42,041	180,593	112,221	139,574	86,731
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 1.151s, 2035	--	--	150,000	1,500	135,000	1,350
FRB Ser. 05-HE1, Class M3, 0.991s, 2034	--	--	150,000	24,000	135,000	21,600
FRB Ser. 04-HE8, Class A4, 0.851s, 2034	6,211	4,658	--	--	--	--
FRB Ser. 06-NC4, Class M2, 0.771s, 2036	--	--	210,000	14,700	189,000	13,230
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
2.639s, 2015 (Cayman Islands)	36,377	32,186	63,208	55,926	59,854	52,959
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	17,245	15,448	40,524	36,302	39,016	34,950
Ser. 04-B, Class C, 3.93s, 2012	5,831	4,907	22,528	18,960	24,914	20,968

New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033		86,220	68,976	292,974	234,379	256,902	205,521
FRB Ser. 03-4, Class M3, 2.521s, 2033		--	--	12,489	187	11,240	169
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.631s, 2036		138,000	80,730	626,000	366,210	488,000	285,480
FRB Ser. 06-2, Class A2C, 0.621s, 2036		138,000	58,788	626,000	266,676	488,000	207,888
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		533,383	166,096	719,371	224,012	447,354	139,306
Ser. 00-A, Class A3, 7.945s, 2022		66,362	37,201	258,167	144,724	252,601	141,604
Ser. 95-B, Class B1, 7.55s, 2021		--	--	168,514	95,915	243,206	138,428
Ser. 00-D, Class A3, 6.99s, 2022		--	--	147,746	130,882	75,255	66,666
Ser. 98-A, Class M, 6.825s, 2028		454,000	209,703	219,000	101,156	--	--
Ser. 01-E, Class A4, 6.81s, 2031		584,521	342,832	770,684	452,019	834,579	489,495
Ser. 99-B, Class A3, 6.45s, 2017		122,266	71,398	258,735	151,090	239,518	139,868
Ser. 99-A, Class A3, 6.09s, 2029		169,657	117,724	--	--	--	--
Ser. 01-E, Class A, IO, 6s, 2009		177,965	7,531	473,261	20,027	317,345	13,429
Ser. 01-D, Class A3, 5.9s, 2022		82,023	41,771	645,565	328,758	500,991	255,133
Ser. 02-C, Class A1, 5.41s, 2032		348,210	184,552	764,150	404,999	707,135	374,782
Ser. 01-D, Class A2, 5.26s, 2019		49,132	22,592	--	--	300,338	138,102
Ser. 02-A, Class A2, 5.01s, 2020		179,819	101,662	--	--	89,909	50,831
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		--	--	76,593	48,008	101,373	63,540
Ser. 01-B, Class A3, 6.535s, 2023		--	--	63,808	38,617	45,992	27,834
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 2.971s, 2035		--	--	46,000	621	51,000	689
Origen Manufactured Housing
Ser. 04-B, Class A3, 4 3/4s, 2021		56,000	49,204	--	--	--	--
Ser. 04-B, Class A2, 3.79s, 2017		27,811	26,949	9,138	8,855	8,443	8,181
Ownit Mortgage Loan Asset-Backed Certificates FRB Ser.
06-7, Class A2A, 0.541s, 2037		838,157	604,211	--	--	--	--
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 1.301s, 2036		--	--	97,000	5,820	88,000	5,280
FRB Ser. 04-MCW1, Class A2, 0.851s, 2034		12,388	10,435	--	--	--	--
FRB Ser. 04-WHQ2, Class A3A, 0.821s, 2035		3,461	3,167	27,951	25,575	27,112	24,808
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 2.971s, 2034 (F)		--	--	9,878	40	10,888	44
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.601s, 2036		224,000	78,400	995,000	348,250	791,000	276,850
Permanent Financing PLC FRB Ser. 4, Class 3C, 2.989s,
2042 (United Kingdom)		241,000	236,284	500,000	490,215	503,000	493,156
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 2.996s, 2011 (United Kingdom)		134,000	120,002	474,000	424,485	422,000	377,917
FRB Ser. 04-2A, Class C, 2.876s, 2011 (United Kingdom)		--	--	183,000	153,719	169,000	141,959
Popular ABS Mortgage Pass-Through Trust FRB Ser. 04-4,
Class AV1, 0.811s, 2034		3,639	1,141	--	--	--	--
Renaissance Home Equity Loan Trust FRB Ser. 04-3,
Class AV1, 0.891s, 2034		176,838	132,628	--	--	--	--
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.661s, 2036		150,839	109,720	699,139	508,553	555,842	404,319
FRB Ser. 06-RZ2, Class A2, 0.641s, 2036		289,000	213,943	--	--	--	--
FRB Ser. 07-RZ1, Class A2, 0.631s, 2037		207,000	91,846	840,000	372,708	667,000	295,948
Residential Asset Securities Corp. FRB Ser. 06-EMX3,
Class A2, 0.651s, 2036		942,751	452,520	--	--	--	--
Residential Asset Securities Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034 (In default) (NON)		12,285	61	17,855	89	19,247	96
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (Cayman Islands) (In default)
(NON)		--	--	49,135	1	--	--
Saxon Asset Securities Trust FRB Ser. 04-3, Class A,
0.811s, 2034		20,877	6,054	--	--	--	--
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 1.121s, 2035		--	--	150,000	4,500	135,000	4,050
FRB Ser. 07-NC2, Class A2B, 0.611s, 2037		171,000	75,240	789,000	347,159	628,000	276,320
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.681s, 2036		234,000	74,880	1,061,000	339,520	832,000	266,240
FRB Ser. 06-FRE1, Class A2B, 0.651s, 2036		--	--	506,000	290,950	402,000	231,150
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.641s, 2036		111,000	48,840	502,000	220,880	394,000	173,360
FRB Ser. 06-3, Class A3, 0.631s, 2036		587,000	337,760	2,527,000	1,454,036	2,009,000	1,155,979
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 2.971s, 2035		47,986	480	--	--	110,864	1,109
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.731s, 2036		111,000	9,602	503,000	43,510	394,000	34,081
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
4.919s, 2015		--	--	1,137,420	767,759	1,095,760	739,638
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		--	--	349,000	52,350	299,000	44,850
TIAA Real Estate CDO, Ltd. 144A
FRB Ser. 02-1A, Class III, 7.6s, 2037		100,000	25,000	384,000	96,000	278,000	69,500
Ser. 02-1A, Class IIFX, 6.77s, 2037		200,000	62,000	--	--	--	--
UCFC Mfg. Hsg. Contract Ser. 97-4, Class A4, 6.995s,
2029		419,179	303,173	--	--	--	--
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.791s, 2037		--	--	222,000	78,366	174,000	61,422
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 4.435s, 2044 (United Kingdom)		--	--	131,083	15,730	131,434	15,772

Total asset-backed securities (cost $34,006,925, $80,075,304 and $65,044,548)			$20,952,248		$43,690,155		$34,969,733

FOREIGN GOVERNMENT BONDS AND NOTES(a)		Growth 1.1%		Balanced 0.4%		Conservative 0.6%

		Principal amount	Value	Principal amount	Value	Principal amount	Value

Brazil (Federal Republic of) notes zero %, 2012	BRL	$4,130	1,764,651	$5,525	2,360,701	$4,838	2,067,163
Japan (Government of) CPI Linked bonds 1.4s, 2018	JPY	1,558,198,700	14,796,456	--	--	--	--
Peru (Republic of) govt. guaranty sr. sec. bonds
12 1/4s, 2011	PEN	--	--	8,475,000	3,016,159	7,270,000	2,587,312

Total foreign government bonds and notes (cost $16,931,277, $7,076,265 and $6,130,814)			$16,561,107		$5,376,860		$4,654,475

PURCHASED OPTIONS OUTSTANDING(a)		Growth 0.7%		Balanced 2.1%		Conservative 4.0%

	Expiration date/	Contract	Value	Contract	Value	Contract	Value
	strike price	amount		amount		amount

Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	$5,940,000	$1,451,677	$32,873,000	$8,033,832	$20,822,000	$5,088,689

Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	5,940,000	1,901	32,873,000	10,519	20,822,000	6,663

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	11,719,000	2,683,885	--	--	35,609,000	8,155,173

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	11,719,000	33,985	--	--	35,609,000	103,266

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 8, 2019.	Apr-09/5.325	6,132,000	1,469,350	--	--	23,230,000	5,566,373

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 8, 2019.	Apr-09/5.325	6,132,000	1,717	--	--	23,230,000	6,504

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	11,719,000	2,683,885	48,439,000	11,093,500	35,609,000	8,155,173

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	11,719,000	33,985	48,439,000	140,473	35,609,000	103,266

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 8, 2019.	Apr-09/5.315	6,132,000	1,463,954	29,348,000	7,006,542	23,230,000	5,545,930

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on

April 8, 2019.	Apr-09/5.315	6,132,000	1,778	29,348,000	8,511	23,230,000	6,737

Total purchased options outstanding (cost $2,732,528, $7,043,658 and $8,989,074)			$9,826,117		$26,293,377		$32,737,774

COMMODITY LINKED NOTES(a)		Growth 0.5%		Balanced 0.5%		Conservative 0.4%

		Principal amount	Value	Principal amount	Value	Principal amount	Value

UBS AG 144A Total Return Notes zero% (Indexed to
the UBS Bloomberg Constant Maturity Commodity Index)
9/30/09 (United Kingdom)		$11,287,000	$7,179,491	$9,667,000	$6,149,034	$5,398,000	$3,433,587

Total commodity linked notes (cost $11,287,000, $9,667,000 and $5,398,000)

SENIOR LOANS(a)(c)		Growth 0.5%		Balanced 0.9%		Conservative 0.9%

		Principal amount	Value	Principal amount	Value	Principal amount	Value

Basic materials			0.1%		0.1%		0.2%
Aleris International, Inc. bank term loan FRN Ser. B,
2.567s, 2013		$--	$--	$42,110	$16,718	$39,028	$15,494
Graphic Packaging Corp. bank term loan FRN Ser. C,
6.714s, 2014		201,971	149,055	438,426	323,558	379,312	279,932
Huntsman International, LLC bank term loan FRN Ser. B,
2.221s, 2012		1,250,000	763,541	1,655,000	1,010,929	1,420,000	867,383
NewPage Holding Corp. bank term loan FRN 5.314s, 2014		--	--	93,770	59,008	87,860	55,289
			912,596		1,410,213		1,218,098

Capital goods			0.1%		0.1%		--%
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 3.662s, 2014		48,032	24,737	64,945	33,446	6,106	3,145
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 5.762s, 2014		944,756	486,549	1,260,077	648,939	103,986	53,553
Manitowoc Co., Inc. (The) bank term loan FRN Ser. B,
6 1/2s, 2014		590,000	410,050	795,000	552,525	--	--
Polypore, Inc. bank term loan FRN Ser. B, 3.93s, 2014		--	--	122,073	70,802	113,141	65,622
Sequa Corp. bank term loan FRN 4.78s, 2014		--	--	167,684	91,388	157,359	85,761
Transdigm, Inc. bank term loan FRN 3.498s, 2013		165,000	130,350	215,000	169,850	--	--
Wesco Aircraft Hardware Corp. bank term loan FRN
3.69s, 2013		--	--	123,000	91,840	114,000	85,120
			1,051,686		1,658,790		293,201

Communication services			0.1%		0.3%		0.4%
Alltel Communications, Inc. bank term loan FRN
Ser. B2, 4.371s, 2015		629,221	616,794	831,683	815,258	724,497	710,189
Alltel Communications, Inc. bank term loan FRN
Ser. B3, 3.939s, 2015		652,048	639,822	863,442	847,253	751,294	737,207
Cablevision Systems Corp. bank term loan FRN 2.949s,
2013		--	--	22,005	18,695	23,070	19,600
Charter Communications Operating, LLC bank term loan
FRN 8.77s, 2014		143,913	113,091	317,600	249,581	272,938	214,483
Cricket Communications, Inc. bank term loan FRN
Ser. B, 7.262s, 2013		--	--	121,751	100,880	112,843	93,498
Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 6.563s, 2015		290,000	180,525	640,000	398,400	555,000	345,488
Intelsat Corp. bank term loan FRN Ser. B2, 6.65s, 2011		--	--	32,346	24,398	29,979	22,612
Intelsat Corp. bank term loan FRN Ser. B2-A, 6.65s,
2013		--	--	32,355	24,405	29,987	22,619
Intelsat Corp. bank term loan FRN Ser. B2-C, 6.65s,
2013		--	--	32,346	24,398	29,979	22,612
Intelsat, Ltd. bank term loan FRN 6.883s, 2014
(Bermuda)		400,000	260,000	540,000	351,000	460,000	299,000
Level 3 Communications, Inc. bank term loan FRN 7s,
2014		--	--	123,000	73,646	114,000	68,258
MetroPCS Wireless, Inc. bank term loan FRN 4.843s, 2013		--	--	48,515	38,767	44,965	35,930
PAETEC Holding Corp. bank term loan FRN Ser. B1,
3.936s, 2013		--	--	119,326	71,397	110,595	66,173
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
3.691s, 2013		--	--	89,410	69,069	82,867	64,015
West Corp. bank term loan FRN 3.468s, 2013		--	--	122,068	74,680	113,136	69,215
			1,810,232		3,181,827		2,790,899

Consumer cyclicals			0.1%		0.2%		0.2%
Affinion Group, Inc. bank term loan FRN Ser. B,
4.644s, 2013		--	--	123,000	83,640	114,000	77,520
Allison Transmission bank term loan FRN Ser. B,
4.581s, 2014		--	--	120,086	66,391	111,300	61,533
Cinemark USA, Inc. bank term loan FRN 3.58s, 2013		111,280	79,724	207,528	148,679	139,948	100,263
Dana Corp. bank term loan FRN 6.353s, 2015		--	--	108,900	51,319	100,932	47,564
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7.538s, 2014		250,000	100,000	335,000	134,000	--	--
DirecTV Holdings, LLC bank term loan FRN 5 1/4s, 2013		283,575	250,846	373,125	330,060	328,350	290,453
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 7.708s, 2011		925,000	675,250	1,236,500	902,645	88,780	64,809
Goodyear Tire & Rubber Co. (The) bank term loan FRN
2.22s, 2010		--	--	123,000	77,183	114,000	71,535
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 6.536s, 2015		--	--	122,078	70,568	113,145	65,404
Idearc, Inc. bank term loan FRN Ser. B, 5.67s, 2014		--	--	121,758	37,136	112,848	34,419
Lear Corp bank term loan FRN 4.584s, 2013		263,396	115,762	470,136	206,625	416,463	183,036
National Bedding Co. bank term loan FRN 3.752s, 2011		--	--	52,598	29,587	48,629	27,354
Navistar Financial Corp. bank term loan FRN 4.358s,
2012		--	--	32,800	17,931	30,400	16,619
Navistar International Corp. bank term loan FRN
3.721s, 2012		--	--	90,200	49,309	83,600	45,701
Tropicana Entertainment bank term loan FRN Ser. B,
4 1/2s, 2011		710,000	162,116	950,000	216,916	--	--
Univision Communications, Inc. bank term loan FRN
Ser. B, 3.686s, 2014		--	--	123,000	48,995	114,000	45,410
Visteon Corp. bank term loan FRN Ser. B, 7 3/4s, 2013		480,000	114,400	635,000	151,341	--	--
Yankee Candle Co., Inc. bank term loan FRN 3.404s, 2014		--	--	73,000	36,573	68,000	34,068
			1,498,098		2,658,898		1,165,688

Consumer staples			--%		--%		--%
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 6.126s, 2014		--	--	121,764	82,678	112,854	76,628
Spectrum Brands, Inc. bank term loan FRN 1.751s, 2013		--	--	7,849	4,238	7,274	3,928
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.571s, 2013		--	--	113,974	61,546	105,635	57,043
Ticketmaster bank term loan FRN Ser. B, 6.64s, 2014		315,000	214,200	420,000	285,600	--	--
			214,200		434,062		137,599

Energy			--%		--%		--%
Quicksilver Resources, Inc. bank term loan FRN 7 3/4s,
2013		271,194	174,920	360,033	232,221	--	--
			174,920		232,221		--

Financials			--%		--%		--%
General Growth Properties, Inc. bank term loan FRN
Ser. A, 2.98s, 2010 (R)		90,000	26,036	120,000	34,714	100,000	28,929
			26,036		34,714		28,929

Health care			--%		--%		--%
Health Management Associates, Inc. bank term loan FRN
5.512s, 2014		--	--	116,263	71,086	107,756	65,885
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014		--	--	7,863	5,578	7,288	5,170
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 3.431s, 2014		--	--	84,787	60,146	78,583	55,745
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 3.431s, 2014		--	--	29,339	20,812	27,192	19,290
Sun Healthcare Group, Inc. bank term loan FRN 3.662s,
2014		--	--	20,507	13,637	19,006	12,639
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.823s, 2014		--	--	124,873	83,041	114,139	75,902
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
4.955s, 2014		--	--	12,158	8,085	11,269	7,494
			--		262,385		242,125

Technology			--%		0.1%		--%
First Data Corp. bank term loan FRN Ser. B1, 3.416s,
2014		--	--	121,767	77,887	112,857	72,188
First Data Corp. bank term loan FRN Ser. B3, 3.416s,
2014		699,686	447,549	808,857	517,380	--	--
Travelport bank term loan FRN Ser. B, 6.012s, 2013		--	--	49,137	20,853	45,542	19,327
Travelport bank term loan FRN Ser. DD, 3.686s, 2013		--	--	73,121	31,320	67,770	29,028
			447,549		647,440		120,543

Transportation				--%		0.1%		0.1%
Ceva Group PLC bank term loan FRN 9.458s, 2015
(Netherlands) (F)			1,375,000	508,750	3,025,000	1,119,250	2,620,000	969,400
				508,750		1,119,250		969,400

Utilities and power				--%		--%		--%
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 5.603s, 2014			--	--	121,767	84,171	112,857	78,013
				--		84,171		78,013

Total senior loans (cost $10,255,483, $18,193,523 and $10,242,768)				$6,644,067		$11,723,971		$7,044,495

INVESTMENT COMPANIES(a)			Growth 0.2%		Balanced 0.5%		Conservative 0.2%

			Shares	Value	Shares	Value	Shares	Value

Harris & Harris Group, Inc. (NON)			66,600	$263,070	54,600	$215,670	19,200	$75,840
iShares MSCI EAFE Index Fund			33,625	1,508,754	20,100	901,887	22,814	1,023,664
iShares Russell 2000 Growth Index Fund			--	--	--	--	5,200	264,472
iShares Russell 2000 Value Index Fund			26,800	1,317,756	--	--	5,900	290,103
S&P 500 Index Depository Receipts (SPDR Trust Series 1)			--	--	51,689	4,669,067	--	--

Total investment companies (cost $3,488,528, $7,333,585 and $1,911,884)				$3,089,580		$5,786,624		$1,654,079

CONVERTIBLE BONDS AND NOTES(a)			Growth 0.0%		Balanced --%		Conservative --%

			Principal amount	Value	Principal amount	Value	Principal amount	Value

General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012			$800,000	$499,000	$--	$--	$--	$--

Total convertible bonds and notes (cost $639,359, $-- and $--)				$499,000		$--		$--

WARRANTS(a)(NON)			Growth 0.0%		Balanced 0.0%		Conservative --%

	Expiration date	Strike Price	Warrants	Value	Warrants	Value	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	58	$580	--	$--	29	$290
Baoshan Iron & Steel Co. 144A (China)	12/23/09	0.001	301,400	204,982	247,000	167,984	148,400	100,926
Dayton Superior Corp. 144A (F)	6/15/09	0.01	630	510	--	--	330	267
Vertis Holdings, Inc. (F)	10/18/15	0.01	265	--	154	1	66	1

Total warrants (cost $236,239, $183,867 and $116,707)				$206,072		$167,985		$101,484

MUNICIPAL BONDS AND NOTES(a)			Growth --%		Balanced 0.0%		Conservative 0.1%

	Rating(RAT)		Principal amount	Value	Principal amount	Value	Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3		$--	$--	$215,000	$125,025	$225,000	$130,840
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47	Baa3		--	--	650,000	372,522	510,000	292,286

Total municipal bonds and notes (cost $--, $864,977 and $734,976)				$--		$497,547		$423,126

CONVERTIBLE PREFERRED STOCKS(a)			Growth 0.0%		Balanced 0.0%		Conservative --%

			Shares	Value	Shares	Value	Shares	Value

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			684	$342	912	$456	--	$--

Total convertible preferred stocks (cost $644,723, $859,630 and $--)				$342		$456		$--

SHORT-TERM INVESTMENTS(a)			Growth 7.7%		Balanced 17.3%		Conservative 24.9%

			Principal		Principal		Principal
			amount/shares	Value	amount/shares	Value	amount/shares	Value

Egypt Treasury Bill for an effective yield of 11.18%,
January 27, 2009 (Egypt)	EGP		2,650,000	$479,282	--	--	--	--
Federal Home Loan Banks for an effective yield
of 2.81%, July 14, 2009			$19,999,999	19,705,760	26,000,000	25,617,488	14,000,000	13,794,032
Gemini Securitization Corp., LLC for an effective
yield of 0.75%, March 19, 2009			10,000,000	9,983,960	--	--	14,061,000	14,038,446
U.S. Treasury Cash Management Bills for an effective
yield of 0.88%, May 15, 2009 (SEG)			824,999	822,299	20,683,000	20,615,284	1,755,000	1,749,254
U.S. Treasury Bills for an effective yield of 0.47%,
November 19, 2009 (SEG)			35,000,001	34,804,350	13,350,000	13,275,374	13,217,000	13,143,117
Interest in $300,000,000 joint tri-party repurchase
agreement dated December 31, 2008 with Bank of New
York due January 2, 2009 -- maturity value
of $12,000,971 for an effective yield of 0.10%
(collateralized by various mortgage backed securities
with coupon rates ranging from 5.00% to 7.00% and due
dates ranging from April 1, 2034 to December 1, 2038
valued at $306,000,001)			12,900,000	12,900,000	--	--	--	--
Federated Prime Obligations Fund			32,801,041	32,801,041	157,263,299	157,263,299	159,528,060	159,528,060

Total short-term investments (cost $111,513,757, $216,771,445 and $202,252,909)				$111,496,692		$216,771,445		$202,252,909

TOTAL INVESTMENTS

Total investments (cost $2,005,410,681, $2,240,446,761 and $1,342,709,189) (b)			$1,659,712,744			$1,952,129,275	$1,220,969,581

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08 (aggregate face value $202,760,786) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$33,605,453	$35,049,263	1/21/09	$(1,443,810)
Brazilian Real	842,531	805,913	1/21/09	36,618
British Pound	30,066,243	30,327,095	1/21/09	(260,852)
Canadian Dollar	12,744,606	13,513,703	1/21/09	(769,097)
Chilean Peso	2,247,292	2,164,764	1/21/09	82,528
Danish Krone	890,681	814,016	1/21/09	76,665
Euro	59,364,477	54,700,507	1/21/09	4,663,970
Hong Kong Dollar	722,114	722,240	1/21/09	(126)
Hungarian Forint	380,520	358,219	1/21/09	22,301
Japanese Yen	28,484,596	28,382,184	1/21/09	102,412
Mexican Peso	702,884	799,312	1/21/09	(96,428)
Norwegian Krone	12,451,653	12,233,568	1/21/09	218,085
Polish Zloty	753,587	749,667	1/21/09	3,920
Singapore Dollar	4,161,062	4,157,790	1/21/09	3,272
South African Rand	33,001	30,595	1/21/09	2,406
South Korean Won	434,769	383,810	1/21/09	50,959
Swedish Krona	9,332,512	9,068,002	1/21/09	264,510
Swiss Franc	7,842,347	6,982,286	1/21/09	860,061
Taiwan Dollar	1,458,381	1,435,027	1/21/09	23,354
Turkish Lira (New)	85,283	82,825	1/21/09	2,458

Total				$3,843,206

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08 (aggregate face value $339,433,457) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$36,318,595	$37,751,500	1/21/09	$1,432,905
Brazilian Real	1,973,870	1,940,525	1/21/09	(33,345)
British Pound	47,050,561	47,395,768	1/21/09	345,207
Canadian Dollar	28,772,676	31,130,655	1/21/09	2,357,979
Czech Koruna	2,859,838	2,711,811	1/21/09	(148,027)
Euro	110,099,799	101,295,625	1/21/09	(8,804,174)
Hungarian Forint	1,814,149	1,651,078	1/21/09	(163,071)
Japanese Yen	42,902,456	42,034,050	1/21/09	(868,406)
New Zealand Dollar	7,758,315	8,480,358	1/21/09	722,043
Norwegian Krone	17,327,879	17,003,952	1/21/09	(323,927)
Polish Zloty	871,503	849,833	1/21/09	(21,670)
Singapore Dollar	9,998,677	9,399,194	1/21/09	(599,483)
South African Rand	3,035,672	2,797,575	1/21/09	(238,097)
South Korean Won	1,154,772	1,015,962	1/21/09	(138,810)
Swedish Krona	22,709,575	22,001,354	1/21/09	(708,221)
Swiss Franc	12,507,268	11,179,341	1/21/09	(1,327,927)
Taiwan Dollar	67,494	65,795	1/21/09	(1,699)
Turkish Lira (New)	744,301	729,081	1/21/09	(15,220)

Total				$(8,533,943)

Putnam Asset Allocation: Growth Portfolio

FUTURES CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchanges index (Short)	88	$6,052,287	Jan-09	$(85,096)
Australian Government Treasury Bond 10 yr (Short)	2	1,020,293	Mar-09	(325)
Canadian Government Bond 10 yr (Long)	195	20,362,633	Mar-09	(72,980)
DAX Index (Short)	10	1,687,120	Mar-09	(27,603)
Dow Jones Euro Stoxx 50 Index (Short)	2322	79,411,355	Mar-09	(293,665)
Euro-Bobl 5 yr (Long)	18	2,919,916	Mar-09	21,921
Euro-Bund 10 yr (Long)	196	34,155,775	Mar-09	68,352
Euro-Bund 10 yr (Short)	1	174,264	Mar-09	(1,762)
Euro-CAC 40 Index (Short)	148	6,654,367	Jan-09	(109,427)
Euro-Dollar 90 day (Short)	33	8,156,775	Jun-09	(133,077)
Euro-Dollar 90 day (Short)	126	31,104,675	Sep-09	(542,431)
Euro-Dollar 90 day (Short)	125	30,807,813	Dec-09	(560,703)
Euro-Dollar 90 day (Short)	6	1,477,050	Mar-10	(32,229)
Euro-Schatz 2 yr (Short)	1	150,017	Mar-09	(506)
Hang Seng Index (Long)	50	4,646,834	Jan-09	(38,880)
IBEX 35 Index (Short)	20	2,544,167	Jan-09	(16,889)
Japanese Government Bond 10 yr (Long)	50	77,116,125	Mar-09	352,732
Japanese Government Bond 10 yr (Short)	16	24,677,160	Mar-09	(155,060)
FTSE 100 Index (Long)	972	62,231,095	Mar-09	1,238,165
FTSE 100 Index (Short)	251	16,069,964	Mar-09	(485,666)
OMXS 30 Index (Short)	618	5,200,174	Jan-09	22,957
Russell 2000 Index Mini (Long)	289	14,267,930	Mar-09	633,562
Russell 2000 Index Mini (Short)	396	19,550,520	Mar-09	(952,353)
S&P 500 Index (Long)	9	2,025,225	Mar-09	10,991
S&P 500 Index E-Mini (Long)	5468	246,060,000	Mar-09	2,261,189
S&P 500 Index E-Mini (Short)	493	22,185,000	Mar-09	(289,777)
S&P Mid Cap 400 Index E-Mini (Long)	766	41,149,520	Mar-09	2,418,581
S&P Mid Cap 400 Index E-Mini (Short)	46	2,471,120	Mar-09	(101,407)
S&P/MIB Index (Short)	23	3,117,785	Mar-09	(2,808)
S&P/Toronto Stock Exchange 60 Index (Long)	77	6,849,378	Mar-09	172,378
SGX MSCI Singapore Index (Short)	58	1,768,081	Jan-09	(57,616)
SPI 200 Index (Long)	226	14,995,332	Mar-09	765,278
SPI 200 Index (Short)	84	5,573,486	Mar-09	(293,373)
Tokyo Price Index (Short)	565	53,608,145	Mar-09	(2,161,004)
U.K. Gilt 10 yr (Long)	16	2,881,098	Mar-09	177,650
U.K. Gilt 10 yr (Short)	78	14,045,355	Mar-09	(818,812)
U.S. Treasury Bond 20 yr (Long)	320	44,175,000	Mar-09	5,737,878
U.S. Treasury Bond 20 yr (Short)	4	552,188	Mar-09	(8,433)
U.S. Treasury Note 2 yr (Long)	318	69,343,875	Mar-09	480,747
U.S. Treasury Note 2 yr (Short)	476	103,797,750	Mar-09	(953,981)
U.S. Treasury Note 5 yr (Short)	375	44,645,508	Mar-09	(1,354,945)
U.S. Treasury Note 10 yr (Short)	2591	325,818,250	Mar-09	(13,426,604)

Total				$(8,615,031)

Putnam Asset Allocation: Growth Portfolio

WRITTEN OPTIONS OUTSTANDING at 12/31/08 (premiums received $8,794,161) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing on
May 19, 2019.	$71,807,000	May-09/4.735	$13,378,362

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing
on May 19, 2019.	71,807,000	May-09/4.735	138,588

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	15,097,000	Feb-10/5.22	3,205,697

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	15,097,000	Feb-10/5.22	74,277

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	15,097,000	Feb-10/5.08	3,034,950

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	15,097,000	Feb-10/5.08	85,751

Option on an interest rate swap with JPMorgan Chase Bank for the obligation to pay a fixed rate of 4.4% versus the three month USD-LIBOR-BB maturing
November 9, 2019.	5,503,000	Nov-09/4.40	836,181

Option on an interest rate swap with JPMorgan Chase Bank for the obligation to receive a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	5,503,000	Nov-09/4.40	47,436

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	4,114,000	May-12/5.51	847,484

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	4,114,000	May-12/5.51	57,884

Total			$21,706,610

Putnam Asset Allocation: Growth Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08 (proceeds receivable $60,089,102) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, January 1, 2039	$36,000,000	1/13/09	$36,933,750
FNMA, 5s, January 1, 2039	21,000,000	1/13/09	21,459,375
FNMA, 4 1/2s, January 1, 2039	2,000,000	1/13/09	2,029,375

Total			$60,422,500

Putnam Asset Allocation: Growth Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$3,946,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$100,504

	3,100,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(307,756)

	13,614,000		--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	2,521,424

	83,620,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	3,185,107

	39,560,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(13,228,846)

	469,369,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	14,904,058

	5,019,000		(15,667)	10/1/18	4.30%	3 month USD-LIBOR-BBA	(783,765)

	12,082,000		37,713	10/1/18	3 month USD-LIBOR-BBA	4.30%	1,886,719

	14,105,000		(59,436)	10/8/38	3 month USD-LIBOR-BBA	4.30%	4,320,839

	1,820,000		(687)	10/20/18	4.60%	3 month USD-LIBOR-BBA	(323,431)

	1,350,000		510	10/20/18	3 month USD-LIBOR-BBA	4.60%	239,908

	2,876,000		(2,614)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(69,233)

	4,367,000		3,970	10/20/10	3 month USD-LIBOR-BBA	3.00%	105,125

	3,543,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(1,145,749)

Barclays Bank PLC
	190,590,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	1,739,878

	35,394,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	827,771

	108,042,000		--	12/17/13	2.42875%	3 month USD-LIBOR-BBA	(1,493,662)

Citibank, N.A.
	16,000,000		--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(3,258,386)

MXN	34,130,000	(F)	--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	110,294

MXN	10,240,000	(F)	--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	34,121

CAD	3,490,000		--	8/8/18	4.119%	3 month CAD-BA-CDOR	(439,752)

ZAR	18,270,000	(F)	--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(142,403)

ZAR	9,135,000	(F)	--	9/2/13	9.97%	3 month ZAR-JIBAR-SAFEX	(75,881)

	$10,400,000		--	9/5/13	3.905%	3 month USD-LIBOR-BBA	(949,817)

AUD	3,900,000	(E)	--	9/11/18	6.1%	6 month AUD-BBR-BBSW	(166,507)

	$89,465,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	6,464,222

	38,242,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(13,497,434)

	228,426,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	7,484,455

	4,533,000		--	6/29/18	2.477%	3 month USD-LIBOR-BBA	21,417

Credit Suisse International
	30,000		--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(1,110)

	93,873,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	3,078,431

	28,339,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	1,174,464

	90,890,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	1,843,299

	10,535,000		7,391	10/31/13	3.80%	3 month USD-LIBOR-BBA	(807,796)

	6,003,000		5,707	10/31/18	4.35%	3 month USD-LIBOR-BBA	(940,311)

	28,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	924,363

	34,401,000		--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(14,180,166)

	27,680,000		(295,856)	12/10/38	2.69%	3 month USD-LIBOR-BBA	155,018

	21,230,000		226,915	12/10/38	3 month USD-LIBOR-BBA	2.69%	(118,895)

	4,354,000		--	6/30/38	2.71%	3 month USD-LIBOR-BBA	47,660

Deutsche Bank AG
	9,603,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(3,983,000)

	16,390,000		--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(2,880,201)

	155,211,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	2,775,008

	300,000		--	11/21/18	3.75%	3 month USD-LIBOR-BBA	(31,663)

	10,667,000		9,135	11/21/10	2.25%	3 month USD-LIBOR-BBA	(141,864)

	256,319,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	9,990,458

	85,413,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(1,808,199)

	71,471,000		--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	1,272,552

	27,626,000		--	12/11/18	3 month USD-LIBOR-BBA	2.94%	894,561

	4,139,000		--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	86,113

	12,532,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	45,009

	46,346,000		--	12/17/23	3 month USD-LIBOR-BBA	2.81682%	69,322

	120,558,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	150,912

	3,000,000		--	12/22/13	2.008%	3 month USD-LIBOR-BBA	16,775

	32,750,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	(64,686)

	51,604,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(72,677)

Goldman Sachs International
	4,135,000		--	3/27/13	3 month USD-LIBOR-BBA	3.4625%	283,605

	1,425,000		--	3/29/38	4.665%	3 month USD-LIBOR-BBA	(559,497)

	16,446,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	2,281,836

	2,594,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(405,385)

	7,739,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(1,303,391)

	68,619,000		--	11/25/28	3.38125%	3 month USD-LIBOR-BBA	(5,950,216)

EUR	18,930,000		--	10/13/13	4.38%	6 month EUR-EURIBOR-REUTERS	(1,119,188)

EUR	21,040,000		--	10/13/18	6 month EUR-EURIBOR-REUTERS	4.54%	1,689,929

EUR	5,040,000		--	10/13/38	4.18%	6 month EUR-EURIBOR-REUTERS	(725,326)

	$9,721,000		4,581	10/24/10	3 month USD-LIBOR-BBA	2.60%	178,090

EUR	10,520,000		--	10/27/18	4.32%	6 month EUR-EURIBOR-REUTERS	(597,558)

EUR	7,810,000		--	10/27/23	6 month EUR-EURIBOR-REUTERS	4.43%	567,397

EUR	22,370,000		--	10/31/10	6 month EUR-EURIBOR-REUTERS	3.715%	351,392

	$42,741,000		(264,562)	11/18/18	3 month USD-LIBOR-BBA	4.10%	5,504,443

	147,319,000		(536,787)	11/18/13	3 month USD-LIBOR-BBA	3.45%	8,677,779

	6,472,000		1,780	11/18/10	2.35%	3 month USD-LIBOR-BBA	(101,233)

	117,597,000		(32,345)	11/18/10	3 month USD-LIBOR-BBA	2.35%	1,847,834

JPMorgan Chase Bank, N.A.
	37,233,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(5,989,947)

	7,633,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(1,308,039)

	6,495,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	1,115,325

	1,671,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(769,751)

	13,753,000		--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(6,412,161)

	78,169,000		--	3/15/10	3 month USD-LIBOR-BBA	2.5%	1,560,913

	10,478,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	576,658

	16,151,000		--	3/20/13	3 month USD-LIBOR-BBA	3.13%	878,354

	45,327,000		--	3/25/10	3 month USD-LIBOR-BBA	2.325%	853,862

	8,543,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	161,603

	7,675,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	478,382

	5,417,000		--	5/7/13	3.9325%	3 month USD-LIBOR-BBA	(438,722)

	601,000		--	5/16/18	4.53%	3 month USD-LIBOR-BBA	(102,615)

	6,577,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	167,944

	26,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(2,702,544)

	2,000,000		--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	391,192

	51,868,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	1,831,265

	9,027,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	364,155

MXN	34,130,000	(F)	--	7/19/13	1 month MXN-TIIE-BANXICO	9.235%	116,015

	$90,110,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	3,665,327

AUD	19,520,000	(E)	--	8/6/18	6 month AUD-BBR-BBSW	6.865%	1,256,113

ZAR	11,710,000		--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(91,510)

ZAR	5,855,000		--	9/8/13	9.95%	3 month ZAR-JIBAR-SAFEX	(49,248)

ZAR	11,710,000		--	9/9/13	9.94%	3 month ZAR-JIBAR-SAFEX	(98,180)

	$18,200,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(7,390,307)

	39,500,000		--	10/9/13	3.5576%	3 month USD-LIBOR-BBA	(2,533,665)

EUR	14,680,000		--	10/17/13	6 month EUR-EURIBOR-REUTERS	4.51%	1,010,485

	$27,685,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	1,764,440

EUR	6,080,000		--	10/31/13	6 month EUR-EURIBOR-REUTERS	3.967%	218,361

	$4,092,000		(12,037)	11/4/18	3 month USD-LIBOR-BBA	4.45%	670,714

	24,111,000		--	11/10/18	3 month USD-LIBOR-BBA	4.83%	4,874,856

	42,300,000		--	11/10/18	4.12%	3 month USD-LIBOR-BBA	(5,867,351)

	26,000,000		--	11/24/10	3 month USD-LIBOR-BBA	2.0075%	244,933

	6,977,000	(E)	--	11/24/18	3.735%	3 month USD-LIBOR-BBA	(194,449)

	12,511,000		--	12/19/18	5%	3 month USD-LIBOR-BBA	(2,714,850)

Merrill Lynch Capital Services, Inc.
	7,200,000		--	3/2/11	5.815%	3 month USD-LIBOR-BBA	(775,688)

	1,361,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(135,605)

	308,000		--	5/7/38	4.8775%	3 month USD-LIBOR-BBA	(131,450)

	42,391,000		--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(1,156,308)

	11,271,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	448,464

UBS AG
	350,263,000		--	11/6/10	3 month USD-LIBOR-BBA	2.64%	7,258,714

	8,289,000		275,540	11/10/28	4.45%	3 month USD-LIBOR-BBA	(1,815,655)

	19,041,000		(483,711)	11/10/18	3 month USD-LIBOR-BBA	4.45%	2,719,281

	36,125,000		(475,265)	11/24/38	3 month USD-LIBOR-BBA	3.3%	3,462,321

	1,229,000		(5,999)	11/24/18	3 month USD-LIBOR-BBA	3.4%	85,244

	4,707,000		(1,486)	11/24/10	3 month USD-LIBOR-BBA	2.05%	46,780

	37,976,000		--	11/24/10	3 month USD-LIBOR-BBA	2.05%	388,787

Total							$12,109,551

(E)	See Interest rate swap contracts note(regarding extended effective dates.

(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Asset Allocation: Growth Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
EUR	18,424,000	(F)	3/26/09	(2.27%)	Eurostat	(152,149)
					Eurozone HICP
					excluding tobacco

EUR	14,750,000	(F)	4/30/13	2.375%	French Consumer	938,345
					Price Index
					excluding tobacco

EUR	14,750,000	(F)	4/30/13	(2.41%)	Eurostat	(988,428)
					Eurozone HICP
					excluding tobacco

EUR	14,750,000		5/6/13	2.34%	French Consumer	804,433
					Price Index
					excluding tobacco

EUR	14,750,000	(F)	5/6/13	(2.385%)	Eurostat	(970,886)
					Eurozone HICP
					excluding tobacco

	$1,095,141		8/28/09	(3 month USD-	iShares MSCI	2,546,295
				LIBOR-BBA minus	Emerging Markets
				85 bp)	Index

JPMorgan Chase Bank, N.A.
	1,114,907		8/19/09	(3 month USD-	iShares MSCI	3,483,250
				LIBOR-BBA minus	Emerging Markets
				125 bp)	Index

Morgan Stanley Capital Services, Inc.
	3,721		2/3/09	(3 month USD-	MSCI 10 year	(71,122)
				LIBOR-BBA minus	Total Return Net
				4.40%)	Emerging Markets
					India USD Index

UBS AG
	1,632		2/11/09	(3 month USD-	MSCI 10 year	(13,614)
				LIBOR-BBA minus	Total Return Net
				4.30%)	Emerging Markets
					India USD Index

Total						$5,576,124

(E) See Total return swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Asset Allocation: Growth Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received	Notional		nation (paid)	by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount		date	per annum	(depreciation)

Bank of America, N.A.
Clear Channel
Communications, 5 3/4%,
1/15/13	Caa1	$--	$530,000		9/20/09	635 bp	$(96,463)

Computer Science Corp.,
5%, 2/15/13		--	1,190,000		3/20/18	(71 bp)	26,957

DJ ABX CMBX BBB Index		255	370,000	(F)	10/12/52	(134 bp)	238,586

Embarq Corp., 7.082%,
6/1/16		--	950,000		6/20/16	(265 bp)	(57,291)

Limited Brands, Inc.,
6 1/8%, 12/1/12		--	935,000		12/20/12	(252 bp)	94,921

Marriott International,
4 5/8%, 6/15/12		--	475,000		6/20/12	(139 bp)	54,622

Mattel, Inc., 7 1/4%,
7/9/12		--	1,645,000		3/20/13	(157.2 bp)	38,005

MetLife Inc., 5%,
6/15/15		--	395,000		12/20/13	(384 bp)	18,152

Motorola, Inc., 6.5%,
9/1/25		--	1,790,000		11/20/11	(240 bp)	180,325

Nalco Co., 7.75%,
11/15/11	B1	--	70,000		9/20/12	350 bp	(7,304)

Ryder System Inc.,
6.95%, 12/1/25		--	1,645,000		3/20/13	(135 bp)	100,189

Sealed Air Corp.,
5 5/8%, 7/15/13		--	1,040,000		9/20/13	(169 bp)	130,261

Spectra Energy Capital,
6 1/4%, 2/15/13		--	1,645,000		9/20/14	(115 bp)	59,353

Tyson Foods, Inc.,
6.6%, 4/1/16		--	1,485,000		12/20/11	(370 bp)	14,928

Tyson Foods, Inc.,
6.6%, 4/1/16		--	1,485,000		10/20/11	(370 bp)	2,320

Visteon Corp., 7%,
3/10/14		(127,500)	480,000		9/20/13	(500 bp)	218,360

Citibank, N.A.
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	86,100	1,435,000		9/20/09	500 bp	(75,052)

Countrywide Financial
Corp., USLibor+14,
1/5/09		--	730,000		3/20/09	(875 bp)	(14,141)

DJ ABX HE AAA Index	AA+	513,565	2,736,431		5/25/46	11 bp	(299,387)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA+	107,016	554,801		5/25/46	11 bp	(57,606)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	397,746	2,388,078		5/25/46	11 bp	(311,716)

Dominion Resources
Inc., 5.15%, 7/15/15		--	5,295,000		6/20/18	(73 bp)	94,925

Donnelley (R.R.) &
Sons, 4.95%, 4/1/14		--	1,810,000		3/20/12	(102 bp)	131,635

Hanson Plc, 7 7/8%,
9/27/10		--	1,535,000		9/20/16	(71 bp)	922,094

International Lease
Finance Corp., 4.15%,
1/20/15		--	1,840,000		6/20/13	(222.50 bp)	361,656

International Lease
Finance Corp., 4.15%,
1/20/15		--	625,000		9/20/13	(105 bp)	147,799

Lear Corp., T/L Bank
Loan		--	265,000		6/20/13	(225 bp)	147,127

Lear Corp., T/L Bank
Loan	BB-	--	265,000		6/20/13	700 bp	(118,051)

Lexmark International,
Inc., 5.9%, 6/1/13	Baa2	--	905,000		6/20/13	108.5 bp	111,839

Limited Brands, Inc.,
6 1/8%, 12/1/12		--	1,755,000		12/20/12	(275 bp)	165,577

Limited Brands, Inc.,
6 1/8%, 12/1/12		--	295,000		6/20/11	(250 bp)	22,212

Masco Corp., 5 7/8%,
7/15/12		--	2,370,000		3/20/17	(213 bp)	265,507

Newell Rubbermaid,
Inc., 6.35%, 7/15/28		--	1,375,000		6/20/13	(85 bp)	50,014

Qwest Capital Funding,
7 3/4%, 2/15/31		--	1,475,000		6/20/13	(263 bp)	142,499

Rexam PLC, 4 3/8%,
3/15/13		--	655,000		6/20/13	(145 bp)	97,934

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--	350,000		6/20/13	585 bp	(94,813)

Telecom Italia SPA.
5 3/8%, 1/29/19		--	4,865,000		9/20/11	(218 bp)	355,459

Wind Acquisition
Finance SA, 9 3/4%,
12/1/15		-- EUR	48,000		3/20/13	(495 bp)	2,300

Credit Suisse International
Arrow Electronics,
Inc., 6 7/8%, 6/1/18		--	$1,405,000		10/1/10	(54.2 bp)	28,233

DJ ABX HE AAA Series 7
Version 2 Index	BB+	35,520	64,000		1/25/38	76 bp	(3,512)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	180,407	910,670		5/25/46	11 bp	(88,224)

DJ CDX NA HY Series 10	B+	201,875	1,900,000		6/20/13	500 bp	(96,313)

DJ CDX NA HY Series 10		(6,847,813)	64,450,000		6/20/13	(500 bp)	3,267,042

DJ CDX NA HY Series 10
Version 1 Index	B+	742,038	6,670,000		6/20/13	500 bp	(304,760)

DJ CDX NA IG Series 11
Index		(19,376)	630,000		12/20/13	(150 bp)	(6,426)

DJ CDX NA IG Series 11
Index		(205,740)	8,700,000		12/20/13	(150 bp)	(26,902)

DJ CMB NA CMBX AAA Index	AAA	1,352,369	8,125,000		12/13/49	8 bp	(1,082,646)

DJ CMB NA CMBX AAA Index	AAA	44,803	286,000		2/17/51	35 bp	(41,576)

DJ CMB NA CMBX AAA Index	AAA	103,974	804,000		2/17/51	35 bp	(138,856)

DJ CMB NA CMBX AAA Index	AAA	106,511	804,000		2/17/51	35 bp	(136,319)

DJ CMB NA CMBX AAA Index	AAA	89,573	804,000		2/17/51	35 bp	(153,257)

DJ CMB NA CMBX AAA Index	AAA	27,133	201,000		2/17/51	35 bp	(33,574)

DJ CMB NA CMBX AAA Index	AAA	113,082	992,000		2/17/51	35 bp	(186,530)

DJ CMB NA CMBX AAA Index		(48,561)	426,000		2/17/51	(35 bp)	80,103

DJ CMB NA CMBX AAA Index		(103,354)	1,316,000		2/17/51	(35 bp)	294,115

DJ CMB NA CMBX AAA Index		(49,076)	658,000		2/17/51	(35 bp)	149,659

DJ CMB NA CMBX AAA Index		(552,247)	3,946,000		2/17/51	(35 bp)	639,555

DJ CMB NA CMBX AJ Index		(79,093)	246,000		2/17/51	(96 bp)	73,541

Liberty Mutual
Insurance, 7 7/8%,
10/15/26		--	235,000		12/20/13	(210 bp)	4,133

Southwest Airlines,
5 1/4%, 10/1/14		--	590,000		3/20/12	(190 bp)	44,596

Deutsche Bank AG
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	20,150	310,000		9/20/09	500 bp	(14,663)

CBS Corp, 4 5/8%,
5/15/18		--	1,705,000		6/20/11	(102 bp)	111,535

CBS Corp., 4 5/8%,
5/15/18		--	1,465,000		9/20/12	(87 bp)	144,388

CenturyTel. Inc., 6%,
4/1/17		--	1,235,000		6/20/13	(170 bp)	(10,908)

CNA Financial Corp.,
5.85%, 12/15/14		--	1,415,000		9/20/16	(155 bp)	162,187

DJ ABX CMBX AAA Index	AAA	15,676	260,000	(F)	2/17/51	35 bp	(62,528)

DJ ABX HE A Series 7
Version 2 Index	CCC	256,620	282,000		1/25/38	369 bp	(13,927)

DJ ABX HE AAA Index	AAA	87,269	1,121,996		7/25/45	18 bp	(137,067)

DJ CDX NA HY Series 11
Version 1 Index	B+	22,550,600	95,960,000		12/20/13	500 bp	3,370,876

DJ CDX NA IG Series 11
Version 1 Index		(32,315)		2,000,000		12/20/13	(150 bp)	11,106

DJ CDX NA IG Series 11
Version 1 Index	A-	158,178		7,515,000		12/20/13	150 bp	(4,975)

DJ iTraxx Europe Series
9 Version 1		131,841	EUR	1,930,000		6/20/13	(650 bp)	456,716

Expedia Inc., 7.456%,
8/15/18		--		$660,000		12/20/13	(310 bp)	88,881

General Electric
Capital Corp., 6%,
6/15/12	Aaa	--		460,000		9/20/13	109 bp	(48,211)

Grohe Holding GmBh,
8 5/8%, 10/1/14	B3	--	EUR	130,000		6/20/09	400 bp	(16,315)

Grohe Holding GmBh,
8 5/8%, 10/1/14	B3	--	EUR	470,000		6/20/09	400 bp	(58,984)

Hanson PLC., 7 7/8%,
9/27/10		--		$260,000		9/20/16	(255 bp)	144,503

iStar Financial, Inc.,
6%, 12/15/10	Ba3	77,625		1,150,000		3/20/09	500 bp	(180,459)

Korea Monetary STAB
Bond, 5%, 2/14/09	A2	--		1,335,000		2/23/09	105 bp	(587)

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		1,335,000		2/19/10	115 bp	(28,613)

Nalco Co., 7.75%,
11/15/11	B1	--		60,000		12/20/12	363 bp	(6,254)

Nortel Networks Ltd,
6 7/8%, 9/1/23	Caa2	41,200		515,000		12/20/09	500 bp	(280,561)

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		775,000		12/20/13	112 bp	(89,705)

Packaging Corporation
of America, 5 3/4%,
8/1/13		--		1,730,000		9/20/13	(129 bp)	45,640

Pitney Bowes, Inc.,
4 5/8%, 10/1/12		--		615,000		3/20/18	(95 bp)	21,024

PPG Industries, Inc.,
7.05%, 8/15/09		--		915,000		3/20/18	(154 bp)	64,793

Prudential Financial
Inc., 4 1/2%, 7/15/13		--		340,000		12/20/13	(388 bp)	34,813

Smurfit Kappa Funding,
10 1/8%, 10/1/12	B2	--	EUR	420,000		6/20/09	135 bp	(20,100)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	435,000		9/20/13	715 bp	(106,243)

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	B3	--		$50,000		12/20/13	585 bp	(4,254)

Tyco Electronics Group,
6.55%, 10/1/17		--		940,000		12/20/17	(125.5 bp)	63,621

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	605,000		9/20/13	477 bp	(112,127)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	605,000		9/20/13	535 bp	(96,629)

Goldman Sachs International
CNA Financial Corp.,
5.85%, 12/15/14		--		$885,000		9/20/11	(160 bp)	65,701

CSC Holdings, Inc.,
7 5/8%, 7/15/18	B1	--		340,000		9/20/13	495 bp	(28,011)

CVS Caremark Corp.,
4 7/8%, 9/15/14		--		595,000		9/20/13	(59 bp)	12,766

CVS Caremark Corp.,
4 7/8%, 9/15/14		--		740,000		9/20/11	(50 bp)	8,577

DJ ABX HE A Index	CCC	94,484		141,000		1/25/38	369 bp	(40,789)

DJ ABX HE AAA Index	AAA	79,132		1,017,379		7/25/45	18 bp	(124,314)

DJ ABX HE AAA Index	BB+	33,138		141,000		1/25/38	76 bp	(52,854)

DJ CDX NA CMBX AAA Index	AAA	8,778		240,000		3/15/49	7 bp	(39,505)

DJ CDX NA HY Series 11
Version 1 Index	B+	2,710,125		9,900,000		12/20/13	500 bp	731,401

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		31,520,000		12/20/10	417.1 bp	(2,086,353)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		8,870,000		12/20/10	435 bp	(557,139)

DJ CDX NA IG Series 11
Index		(32,571)		1,320,000		12/20/18	(140 bp)	(24,637)

DJ CDX NA IG Series 11
Index		(162,884)		6,430,000		12/20/18	(140 bp)	(124,233)

DJ CDX NA IG Series 11
Version 1 Index		(700,467)		11,602,500		12/20/18	(140 bp)	(630,722)

DJ CDX NA IG Series 11
Version 1 Index		(2,105,280)		38,275,000		12/20/18	(140 bp)	(1,875,205)

DJ CMB NA CMBX AAA Index	AAA	1,067,975		14,468,000		2/17/51	35 bp	(3,250,167)

Lighthouse
International Co, SA,
8%, 4/30/14	B2	--	EUR	1,195,000		3/20/13	680 bp	(318,498)

Pearson PLC., 7%,
10/27/14		--		$1,500,000		6/20/18	(96 bp)	49,745

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	400,000		9/20/13	720 bp	(96,911)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		$860,000		12/20/13	118.1 bp	(90,241)

Wind Acquisition
Finance SA, 9 3/4%,
12/1/15	B2	--	EUR	1,195,000		3/20/13	597 bp	15,020

JPMorgan Chase Bank, N.A.
AllTel Corp., 7 7/8%,
7/1/32		--		$825,000		9/20/12	(95 bp)	(556)

Anheuser-Busch Co.,
Inc. 5 5/8%, 10/1/10		--		2,370,000		3/20/17	(133 bp)	95,394

CenturyTel. Inc., 6%,
4/1/17		--		725,000		6/20/13	(95 bp)	16,353

Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	B+	--	EUR	1,195,000		3/20/13	795 bp	(289,706)

Cox Communications,
Inc., 6.8%, 8/1/28		--		$2,360,000		3/20/10	(45 bp)	33,854

Darden Restaurants,
Inc., 6%, 8/15/35		--		1,485,000	(F)	12/20/17	(155.3 bp)	132,431

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	118,053		595,914		5/25/46	11 bp	(57,731)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		5,070,000		12/20/10	388.75 bp	(362,759)

DJ CDX NA IG Series 11
Version 1 Index		(22,233)		1,630,000		12/20/13	(150 bp)	9,889

DJ CMB NA CMBX AAA Index	AAA	101,673		852,000		2/17/51	35 bp	(153,635)

DJ CMB NA CMBX AAA Index	AAA	133,928		1,070,000		12/13/49	8 bp	(183,808)

DJ CMB NA CMBX AAA Index	AAA	92,054		843,000		2/17/51	35 bp	(160,557)

DJ CMB NA CMBX AAA Index		(153,428)		1,800,000		2/17/51	(35 bp)	385,955

DJ CMB NA CMBX AAA Index		(52,179)		670,000		2/17/51	(35 bp)	148,592

DJ iTraxx Europe
Crossover Series 8
Version 1		(638,695)	EUR	4,780,000		12/20/12	(375 bp)	705,625

Embarq Corp., 7.082%,
6/1/16		--		$3,150,000		6/20/13	(337 bp)	(196,296)

Expedia, Inc., 7.456%,
8/15/18		--		440,000		9/20/13	(300 bp)	58,743

Freeport-McMoRan Copper
& Gold, Inc., 8 3/8%,
4/1/17		--		1,345,000		6/20/12	(145 bp)	254,114

General Growth
Properties, conv. bond
3.98%, 4/15/27	CC-	--		1,070,000		6/20/12	750 bp	(782,851)

General Growth
Properties, conv. bond
3.98%, 4/15/27	CC-	--		130,000		6/20/12	750 bp	(95,113)

General Growth
Properties, conv. bond
3.98%, 4/15/27	CC-	--		120,000		9/20/13	775 bp	(89,144)

iStar Financial, Inc.,
6%, 12/15/10	Ba3	73,850		1,055,000		3/20/09	500 bp	(162,914)

Jefferson Smurfit
Corp., 7.5%, 6/1/13	Caa1	--		75,000		3/20/13	685 bp	(47,260)

Lexmark International,
Inc., 5.9%, 6/1/13		--		1,550,000		6/20/13	(113 bp)	188,923

Nextel Communications,
7 3/8%, 8/1/15		--		1,685,000	(F)	9/20/13	(540 bp)	347,512

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		280,000		6/20/13	595 bp	(75,123)

TDC AS, 6 1/2%, 4/19/12		--	EUR	655,000		9/20/13	(200 bp)	21,608

JPMorgan Securities, Inc.
DJ CMB NA CMBX AAA Index	AAA	493,219		$5,740,000		2/17/51	35 bp	(1,226,813)

Merrill Lynch Capital Services, Inc.
Marriott International,
4 5/8%, 6/15/12		--		2,235,000		6/20/12	(247 bp)	185,268

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		815,000		12/20/13	113 bp	(93,991)

Merrill Lynch International
AllTel Corp., 7 7/8%,
7/1/32		--		5,835,000		9/20/12	(97 bp)	(8,166)

AmerisourceBergen
Corp., 5 7/8%, 9/15/15		--		195,000		9/20/12	(65 bp)	1,486

Block Financial LLC.
5 1/8%, 10/30/14		--		2,110,000		12/20/14	(69 bp)	22,890

Computer Sciences Corp,
5%, 2/15/13		--		750,000		3/20/13	(66 bp)	8,885

Felcor Lodging LP,
8 1/2%, 6/1/11		--		770,000		6/20/11	(316 bp)	148,381

Liberty Media LLC.,
5.7%, 5/15/13		--		1,490,000		6/20/09	(203 bp)	24,237

MGM Mirage Inc.,
5 7/8%, 2/27/14		--		1,470,000	(F)	9/20/10	(470 bp)	272,086

Pearson PLC, 7%,
10/27/14		--		970,000		6/20/18	(65 bp)	55,464

Sara Lee Corp., 6 1/8%,
11/1/32		--		670,000		6/20/13	(55.5 bp)	6,295

Supervalu, Inc.,
7 1/2%, 05/15/12		--		5,760,000		8/1/09	(90 bp)	130,234

Morgan Stanley Capital Services, Inc.
Bundesrepublic of
Deutschland, 6%, 6/20/16	Aaa	--		2,595,000		6/20/18	8 bp	(94,582)

DJ ABX CMBX AAA Index	AAA	122,569		1,722,000		3/15/49	7 bp	(224,960)

DJ CDX NA IG Series 11
Index		(55,814)		2,180,000		12/20/18	(140 bp)	(42,711)

DJ CMB NA CMBX AAA Index	AAA	9,224		85,000		2/17/51	35 bp	(16,344)

Nalco Co., 7.75%,
11/15/11	B1	--		70,000		9/20/12	330 bp	(7,737)

Nalco Co., 7.75%,
11/15/11	B1	--		110,000		3/20/13	460 bp	(9,479)

Republic of Austria,
5 1/4%, 1/4/11		--		2,595,000		6/20/18	(17 bp)	257,483

UBS, AG
Cardinal Health Inc.,
5.85%, 12/15/17		--		4,045,000		6/20/13	(49 bp)	29,908

Hanson PLC., 7 7/8%,
9/27/10		--		610,000		9/20/16	(250 bp)	339,773

Meritage Homes Corp.,
7%, 5/1/14		--		195,000		9/20/13	(760 bp)	19,404

Total								$(165,031)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's or Standard & Poor's ratings are believed to be the most recent ratings available at December 31, 2008.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Asset Allocation: Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08 (aggregate face value $176,696,475) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$26,905,659	$27,588,162	1/21/09	$(682,503)
Brazilian Real	758,295	862,562	1/21/09	(104,267)
British Pound	34,819,446	34,921,720	1/21/09	(102,274)
Canadian Dollar	5,397,873	5,605,113	1/21/09	(207,240)
Chilean Peso	1,912,989	1,853,305	1/21/09	59,684
Euro	54,464,741	50,657,390	1/21/09	3,807,351
Japanese Yen	22,416,564	22,384,036	1/21/09	32,528
Mexican Peso	550,409	645,021	1/21/09	(94,612)
Norwegian Krone	11,729,779	11,463,355	1/21/09	266,424
Polish Zloty	659,634	656,199	1/21/09	3,435
Singapore Dollar	597,680	561,883	1/21/09	35,797
South African Rand	44,058	40,845	1/21/09	3,213
South Korean Won	198,556	185,892	1/21/09	12,664
Swedish Krona	8,780,321	8,529,762	1/21/09	250,559
Swiss Franc	10,287,410	9,155,908	1/21/09	1,131,502
Taiwan Dollar	1,621,554	1,585,322	1/21/09	36,232

Total				$4,448,493

Putnam Asset Allocation: Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08 (aggregate face value $285,190,069) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$29,536,393	$30,657,132	1/21/09	$1,120,739
Brazilian Real	2,625,451	2,580,179	1/21/09	(45,272)
British Pound	49,490,963	49,857,511	1/21/09	366,548
Canadian Dollar	19,064,939	20,521,036	1/21/09	1,456,097
Czech Koruna	2,417,629	2,293,827	1/21/09	(123,802)
Danish Krone	1,047,662	957,485	1/21/09	(90,177)
Euro	97,403,838	89,894,142	1/21/09	(7,509,696)
Hong Kong Dollar	740,142	740,271	1/21/09	129
Hungarian Forint	1,293,232	1,178,108	1/21/09	(115,124)
Japanese Yen	20,358,254	19,937,799	1/21/09	(420,455)
Mexican Peso	15,724	15,689	1/21/09	(35)
New Zealand Dollar	4,245,379	4,641,458	1/21/09	396,079
Norwegian Krone	16,939,624	16,622,428	1/21/09	(317,196)
Peruvian New Sol	3,282,796	3,442,102	1/14/09	159,306
Polish Zloty	694,528	677,149	1/21/09	(17,379)
Singapore Dollar	5,348,832	5,028,006	1/21/09	(320,826)
South African Rand	2,690,868	2,483,287	1/21/09	(207,581)
South Korean Won	820,899	720,372	1/21/09	(100,527)
Swedish Krona	16,743,812	16,219,208	1/21/09	(524,604)
Swiss Franc	17,645,093	15,714,311	1/21/09	(1,930,782)
Taiwan Dollar	420,014	409,441	1/21/09	(10,573)
Turkish Lira (New)	611,617	599,128	1/21/09	(12,489)

Total				$(8,247,620)

Putnam Asset Allocation: Balanced Portfolio

FUTURES CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchanges Index (Short)	48	$3,301,248	Jan-09	$(46,415)
Australian Government Treasury Bond 10 yr (Long)	8	4,081,173	Mar-09	14,001
Canadian Government Bond 10 yr (Long)	191	19,944,938	Mar-09	(55,485)
DAX Index (Short)	18	3,036,815	Mar-09	(49,686)
Dow Jones Euro Stoxx 50 Index (Short)	1933	66,107,730	Mar-09	(113,518)
Euro-Bobl 5 yr (Long)	21	3,406,568	Mar-09	25,575
Euro-Bund 10 yr (Long)	216	37,641,058	Mar-09	104,820
Euro-CAC 40 Index (Short)	52	2,338,021	Jan-09	(38,448)
Euro-Dollar 90 day (Short)	128	31,638,400	Jun-09	(515,423)
Euro-Dollar 90 day (Short)	428	105,657,150	Sep-09	(1,844,002)
Euro-Dollar 90 day (Short)	420	103,514,250	Dec-09	(1,880,142)
Euro-Dollar 90 day (Short)	22	5,415,850	Mar-10	(118,235)
Hang Seng Index (Long)	38	3,531,594	Jan-09	(29,549)
IBEX 35 Index (Short)	7	890,459	Jan-09	(5,911)
Japanese Government Bond 10 yr (Long)	48	74,031,480	Mar-09	362,364
New Financial Times Stock Exchange 100 Index (Long)	646	41,359,349	Mar-09	924,366
New Financial Times Stock Exchange 100 Index (Short)	275	17,606,534	Mar-09	(532,104)
OMXS 30 Index (Long)	29	244,021	Jan-09	(556)
OMXS 30 Index (Short)	573	4,821,520	Jan-09	27,071
Russell 2000 Index Mini (Long)	251	12,391,870	Mar-09	550,554
Russell 2000 Index Mini (Short)	402	19,846,740	Mar-09	(966,915)
S&P 500 Index (Long)	25	5,625,625	Mar-09	31,781
S&P 500 Index E-Mini (Long)	2522	113,490,000	Mar-09	1,048,166
S&P 500 Index E-Mini (Short)	488	21,960,000	Mar-09	(319,325)
S&P Mid Cap 400 Index E-Mini (Long)	350	18,802,000	Mar-09	1,067,160
S&P Mid Cap 400 Index E-Mini (Short)	41	2,202,520	Mar-09	(90,384)
S&P/MIB Index (Long)	10	1,355,558	Mar-09	725
S&P/Toronto Stock Exchange 60 Index (Long)	59	5,248,225	Mar-09	132,082
SGX MSCI Singapore Index (Short)	63	1,920,502	Jan-09	(62,584)
SPI 200 Index (Long)	161	10,682,515	Mar-09	561,271
SPI 200 Index (Short)	80	5,308,082	Mar-09	(279,403)
Tokyo Price Index (Short)	558	52,943,974	Mar-09	(2,136,639)
U.K. Gilt 10 yr (Long)	22	3,961,510	Mar-09	244,226
U.K. Gilt 10 yr (Short)	107	19,267,345	Mar-09	(1,023,485)
U.S. Treasury Bond 20 yr (Short)	49	6,764,297	Mar-09	18,193
U.S. Treasury Note 2 yr (Long)	594	129,529,125	Mar-09	888,304
U.S. Treasury Note 2 yr (Short)	436	95,075,250	Mar-09	(1,000,028)
U.S. Treasury Note 5 yr (Short)	519	61,789,383	Mar-09	(1,880,005)
U.S. Treasury Note 10 yr (Long)	763	95,947,250	Mar-09	6,053,183
U.S. Treasury Note 10 yr (Short)	666	83,749,500	Mar-09	377,291

Total				$(557,109)

Putnam Asset Allocation: Balanced Portfolio

WRITTEN OPTIONS OUTSTANDING at 12/31/08 (premiums received $15,764,937) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing
on May 19, 2019.	$26,807,000	May-09/4.735	$51,738

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing on
May 19, 2019.	26,807,000	May-09/4.735	4,994,412

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	56,491,000	Feb-10/5.215	272,287

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	56,491,000	Feb-10/5.215	11,987,954

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	38,405,000	Feb-10/5.22	188,953

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	38,405,000	Feb-10/5.22	8,154,918

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	38,405,000	Feb-10/5.08	218,140

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	38,405,000	Feb-10/5.08	7,720,557

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	12,203,000	May-12/5.51	171,696

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	12,203,000	May-12/5.51	2,513,818

Total			$36,274,473

Putnam Asset Allocation: Balanced Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08 (proceeds receivable $150,454,063) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, January 1, 2039	$2,000,000	1/13/09	$2,078,438
FNMA, 5 1/2s, January 1, 2039	99,000,000	1/13/09	101,567,812
FNMA, 5s, January 1, 2039	41,000,000	1/13/09	41,896,875
FNMA, 4 1/2s, January 1, 2039	6,000,000	1/13/09	6,088,125

Total			$151,631,250

Putnam Asset Allocation: Balanced Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$24,333,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$619,759

	20,800,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(2,064,943)

	19,000,000		--	7/29/18	3 month USD-LIBOR-BBA	4.75%	3,838,380

	19,473,000		--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	3,606,558

	189,730,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	7,226,864

	79,311,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(26,521,563)

	180,482,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	5,730,915

	18,000,000		--	9/19/18	3 month USD-LIBOR-BBA	4.07%	2,570,976

	25,034,000		78,143	10/1/18	3 month USD-LIBOR-BBA	4.30%	3,909,297

	18,544,000		(78,141)	10/8/38	3 month USD-LIBOR-BBA	4.30%	5,680,655

	24,970,000		9,425	10/20/18	3 month USD-LIBOR-BBA	4.60%	4,437,409

	58,762,000		(53,418)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(1,414,550)

	9,379,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(3,033,018)

Barclays Bank PLC
	195,740,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	1,786,891

	39,503,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	923,869

	159,088,000		--	12/17/13	2.42875%	3 month USD-LIBOR-BBA	(2,199,364)

Citibank, N.A.
MXN	45,610,000	(F)	--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	147,393

MXN	13,685,000	(F)	--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	45,600

CAD	4,670,000		--	8/8/18	4.119%	3 month CAD-BA-CDOR	(588,436)

ZAR	24,385,000	(F)	--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(190,065)

ZAR	12,192,500	(F)	--	9/2/13	9.97%	3 month ZAR-JIBAR-SAFEX	(101,279)

	$8,800,000		--	9/5/13	3.905%	3 month USD-LIBOR-BBA	(803,692)

AUD	5,200,000	(E)	--	9/11/18	6.1%	6 month AUD-BBR-BBSW	(222,010)

	$124,692,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	9,009,521

	76,667,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(27,059,457)

	87,835,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	2,877,943

	47,592,000		--	6/29/18	2.477%	3 month USD-LIBOR-BBA	224,852

Credit Suisse International
	36,096,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	1,183,717

	31,520,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	1,306,296

	117,045,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	2,373,738

	17,848,000		--	11/6/15	3.97005%	3 month USD-LIBOR-BBA	(1,856,293)

	34,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	1,122,440

	42,027,000		--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(17,323,620)

	55,500,000		(593,208)	12/10/38	2.69%	3 month USD-LIBOR-BBA	310,819

	65,420,000		699,238	12/10/38	3 month USD-LIBOR-BBA	2.69%	(366,375)

	11,000,000		--	12/11/18	2.9275%	3 month USD-LIBOR-BBA	(344,016)

Deutsche Bank AG
	12,632,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(5,239,326)

	37,702,000		--	9/24/10	3 month USD-LIBOR-BBA	3.395%	1,620,877

	22,108,000		--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(3,885,020)

	318,298,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	5,690,830

	211,311,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	8,236,197

	53,144,000		--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	1,859,671

	103,714,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(2,195,633)

	73,402,000		--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	1,306,934

	14,419,000		--	12/11/18	2.94%	3 month USD-LIBOR-BBA	(466,904)

	51,404,000		--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	1,069,472

	16,595,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	59,601

	61,744,000		--	12/17/23	3 month USD-LIBOR-BBA	2.81682%	92,353

	223,506,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	279,780

	12,710,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	(25,104)

	45,363,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(63,888)

Goldman Sachs International
	43,165,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	5,989,024

	1,161,000		--	4/8/10	3 month USD-LIBOR-BBA	2.64%	14,384

	7,793,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(1,217,873)

	5,161,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(869,208)

	16,431,000		--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(5,466,694)

EUR	24,840,000		--	10/13/13	4.38%	6 month EUR-EURIBOR-REUTERS	(1,468,601)

EUR	27,610,000		--	10/13/18	6 month EUR-EURIBOR-REUTERS	4.54%	2,217,630

EUR	6,630,000		--	10/13/38	4.18%	6 month EUR-EURIBOR-REUTERS	(954,149)

	$1,184,000		(558)	10/24/10	2.6%	3 month USD-LIBOR-BBA	(21,691)

EUR	13,805,000		--	10/27/18	4.32%	6 month EUR-EURIBOR-REUTERS	(784,153)

EUR	10,240,000		--	10/27/23	6 month EUR-EURIBOR-REUTERS	4.43%	743,936

EUR	49,650,000		--	10/31/10	6 month EUR-EURIBOR-REUTERS	3.715%	779,911

	$29,140,000		(180,374)	11/18/18	3 month USD-LIBOR-BBA	4.10%	3,752,825

	82,393,000		(300,215)	11/18/13	3 month USD-LIBOR-BBA	3.45%	4,853,333

	313,326,000		(86,180)	11/18/10	3 month USD-LIBOR-BBA	2.35%	4,923,377

	79,100,000		--	12/16/18	3 month USD-LIBOR-BBA	2.78%	1,345,776

JPMorgan Chase Bank, N.A.
	118,568,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(19,074,907)

	23,396,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(4,009,288)

	21,828,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	3,748,317

	6,007,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(2,767,144)

	45,375,000		--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(21,155,516)

	125,112,000		--	3/15/10	3 month USD-LIBOR-BBA	2.5%	2,498,291

	45,626,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	2,511,033

	112,568,000		--	3/20/13	3 month USD-LIBOR-BBA	3.13%	6,121,886

	226,815,000		--	3/25/10	3 month USD-LIBOR-BBA	2.325%	4,272,698

	51,496,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	3,209,744

	39,437,000		--	5/16/18	4.53%	3 month USD-LIBOR-BBA	(6,733,502)

	40,554,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	1,035,548

	42,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(4,365,648)

	59,238,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	2,091,472

	24,487,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	987,822

MXN	45,610,000	(F)	--	7/19/13	1 month MXN-TIIE-BANXICO	9.235%	155,038

AUD	26,200,000	(E)	--	8/6/18	6 month AUD-BBR-BBSW	6.865%	1,685,971

ZAR	15,635,000		--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(122,183)

ZAR	7,817,500		--	9/8/13	9.95%	3 month ZAR-JIBAR-SAFEX	(65,755)

ZAR	15,635,000		--	9/9/13	9.94%	3 month ZAR-JIBAR-SAFEX	(131,089)

	$23,930,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(9,717,036)

	61,600,000		--	10/9/13	3.5576%	3 month USD-LIBOR-BBA	(3,951,235)

EUR	14,190,000		--	10/17/13	6 month EUR-EURIBOR-REUTERS	4.51%	976,757

	$33,314,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	2,123,191

EUR	7,860,000		--	10/31/13	6 month EUR-EURIBOR-REUTERS	3.967%	282,289

	$93,709,000		282,596	11/4/18	4.45%	3 month USD-LIBOR-BBA	(15,352,770)

	34,709,000		164,820	11/4/13	3.85%	3 month USD-LIBOR-BBA	(2,624,055)

	38,389,000		--	11/10/18	3 month USD-LIBOR-BBA	4.83%	7,761,637

	74,300,000		--	11/10/18	4.12%	3 month USD-LIBOR-BBA	(10,306,009)

	8,953,000	(E)	--	11/24/18	3.735%	3 month USD-LIBOR-BBA	(249,520)

	43,363,000		--	12/19/18	5%	3 month USD-LIBOR-BBA	(9,409,642)

Merrill Lynch Capital Services, Inc.
	14,124,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,407,263)

	30,577,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,216,634

UBS AG
	827,868,000		--	10/29/10	2.75%	3 month USD-LIBOR-BBA	(17,286,344)

	138,667,000		--	10/29/20	3 month USD-LIBOR-BBA	4.18142%	21,331,952

	80,871,000		2,688,289	11/10/28	4.45%	3 month USD-LIBOR-BBA	(17,714,296)

	131,843,000		(3,349,294)	11/10/18	3 month USD-LIBOR-BBA	4.45%	18,828,750

	35,257,000		(463,845)	11/24/38	3 month USD-LIBOR-BBA	3.3%	3,379,130

	1,199,000		(5,853)	11/24/18	3 month USD-LIBOR-BBA	3.4%	83,163

	4,594,000		(1,450)	11/24/10	3 month USD-LIBOR-BBA	2.05%	45,657

	139,494,000		--	11/24/10	3 month USD-LIBOR-BBA	2.05%	1,428,099

Total							$(63,645,245)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Asset Allocation: Balanced Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
EUR	$40,896,000	(F)	3/26/09	(2.27%)	Eurostat	$(337,727)
					Eurozone HICP
					excluding tobacco

EUR	19,410,000	(F)	4/30/13	2.375%	French Consumer	1,234,798
					Price Index
					excluding tobacco

EUR	19,410,000	(F)	4/30/13	(2.41%)	Eurostat	(1,300,704)
					Eurozone HICP
					excluding tobacco

EUR	19,410,000		5/6/13	2.34%	French Consumer	1,058,579
					Price Index
					excluding tobacco

EUR	19,410,000	(F)	5/6/13	(2.385%)	Eurostat	(1,277,621)
					Eurozone HICP
					excluding tobacco

	$948,150		8/28/09	(3 month USD-	iShares MSCI	2,204,528
				LIBOR-BBA minus	Emerging Markets
				85 bp)	Index

JPMorgan Chase Bank, N.A.
	956,183		8/19/09	(3 month USD-	iShares MSCI	2,987,435
				LIBOR-BBA minus	Emerging Markets
				125 bp)	Index

Total						$4,569,288

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Asset Allocation: Balanced Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
		Upfront					Fixed payments
		premium					received	Unrealized
Swap counterparty /		received		Notional		Termination	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount		date	per annum	(depreciation)

Bank of America, N.A.
BSKYB Finance UK Plc,
5 3/4%, 10/20/17		$--		$3,585,000		2/20/09	(50 bp)	$10,707

Clear Channel
Communications, 5 3/4%,
1/15/13	Caa1	--		705,000		9/20/09	635 bp	(128,314)

DJ ABX CMBX BBB Index		1,225		1,781,000	(F)	10/12/52	(134 bp)	1,148,437

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--		120,000		12/20/12	95 bp	(42,961)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14		--		625,000		3/20/12	(95 bp)	(6,077)

MetLife Inc., 5%,
6/15/15		--		805,000		12/20/13	(384 bp)	36,992

Nalco Co., 7.75%,
11/15/11	B1	--		60,000		9/20/12	350 bp	(6,260)

Visteon Corp., 7%,
3/10/14		(168,672)		635,000		9/20/13	(500 bp)	288,872

Citibank, N.A.
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	98,100		1,635,000		9/20/09	500 bp	(85,512)

Arrow Electronic Inc.,
6 7/8%, 6/1/18		--		135,000		3/20/13	(43 bp)	8,413

Conagra Foods Inc., 7%,
10/1/28		--		990,000	(F)	9/20/10	(27 bp)	6,913

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA+	237,566		1,231,615		5/25/46	11 bp	(127,881)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	138,129		829,329		5/25/46	11 bp	(108,252)

FirstEnergy Corp.,
7 3/8%, 11/15/31		--		2,795,000		12/20/11	(85 bp)	30,253

Lear Corp., T/L Bank
Loan		--		350,000		6/20/13	(225 bp)	194,318

Lear Corp., T/L Bank
Loan	BB-	--		350,000		6/20/13	700 bp	(155,916)

Lighthouse
International Co., SA,
8%, 4/30/14	B2	--	EUR	1,245,000		3/20/13	815 bp	(265,964)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14		--		$380,000		9/20/14	(105 bp)	(5,750)

Rexam PLC, 4 3/8%,
3/15/13		--		890,000		6/20/13	(145 bp)	133,070

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		465,000		6/20/13	585 bp	(125,966)

Sara Lee Corp., 6 1/8%,
11/1/32		--		330,000		9/20/11	(43 bp)	2,459

Wind Acquisition
Finance SA, 9 3/4%,
12/1/15		--	EUR	42,000		3/20/13	(495 bp)	2,012

Yum! Brands, Inc.,
8 7/8%, 4/15/11		--		$320,000		3/20/13	(65 bp)	11,667

Credit Suisse International
DJ ABX HE AAA Series 7
Version 2 Index	BB+	161,505		291,000		1/25/38	76 bp	(15,968)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	404,602		2,042,377		5/25/46	11 bp	(197,862)

DJ CDX NA HY Series 10	B+	223,125		2,100,000		6/20/13	500 bp	(106,451)

DJ CDX NA HY Series 10		(226,313)		2,130,000		6/20/13	(500 bp)	107,972

DJ CDX NA HY Series 10
Version 1 Index	B+	592,184		5,323,000		6/20/13	500 bp	(243,214)

DJ CMB NA CMBX AAA Index	AAA	366,679		2,203,000		12/13/49	8 bp	(293,547)

DJ CMB NA CMBX AAA Index	AAA	2,980,469		19,025,500		2/17/51	35 bp	(2,763,960)

DJ CMB NA CMBX AAA Index		(185,292)		2,229,000		12/13/49	(8 bp)	482,726

DJ CMB NA CMBX AAA Index		(320,893)		4,271,000		2/17/51	(35 bp)	969,068

DJ CMB NA CMBX AAA Index		(171,675)		1,506,000		2/17/51	(35 bp)	283,179

DJ CMB NA CMBX AAA Index		(135,632)		1,727,000		2/17/51	(35 bp)	385,970

DJ CMB NA CMBX AAA Index		(64,440)		864,000		2/17/51	(35 bp)	196,513

DJ CMB NA CMBX AAA Index		(720,608)		5,149,000		2/17/51	(35 bp)	834,534

DJ CMB NA CMBX AJ Index		(806,039)		2,507,000		2/17/51	(96 bp)	749,459

KB Home, 5 3/4%, 2/1/14		--		1,520,000		9/20/11	(425 bp)	83,052

Liberty Mutual
Insurance, 7 7/8%,
10/15/26		--		390,000		12/20/13	(210 bp)	6,859

Deutsche Bank AG
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	22,750		350,000		9/20/09	500 bp	(16,555)

DJ ABX CMBX AAA Index	AAA	59,687		990,000	(F)	2/17/51	35 bp	(238,087)

DJ ABX HE A Series 7
Version 2 Index	CCC	1,172,080		1,288,000		1/25/38	369 bp	(63,608)

DJ ABX HE AAA Series 6
Version 1 Index	AAA	79,070		743,838		7/25/45	18 bp	(69,659)

DJ CDX NA HY Series 11
Version 1 Index	B+	19,720,495		83,917,000		12/20/13	500 bp	2,947,911

DJ CDX NA IG Series 11
Version 1 Index	A-	244,055		11,595,000		12/20/13	150 bp	(7,676)

DJ iTraxx Europe Series
8 Version 1		(143,405)	EUR	1,495,000		12/20/12	(375 bp)	277,067

DJ iTraxx Europe Series
9 Version 1		289,981	EUR	4,245,000		6/20/13	(650 bp)	1,004,538

Grohe Holding GmBh,
8 5/8%, 10/1/14	B3	--	EUR	285,000		6/20/09	400 bp	(35,767)

Grohe Holding GmBh,
8 5/8%, 10/1/14	B3	--	EUR	1,035,000		6/20/09	400 bp	(129,891)

iStar Financial, Inc.,
6%, 12/15/10	Ba3	38,475		$570,000		3/20/09	500 bp	(89,445)

Korea Monetary STAB
Bond, 5%, 2/14/09	A2	--		4,110,000		2/23/09	105 bp	(1,808)

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		4,110,000		2/19/10	115 bp	(88,089)

Nalco Co., 7.75%,
11/15/11	B1	--		60,000		12/20/12	363 bp	(6,254)

Nortel Networks Ltd,
6 7/8%, 9/1/23	Caa2	51,600		645,000		12/20/09	500 bp	(351,383)

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		895,000		12/20/13	112 bp	(103,595)

Prudential Financial
Inc., 4 1/2%, 7/15/13		--		205,000		12/20/13	(388 bp)	20,990

Smurfit Kappa Funding,
10 1/8%, 10/1/12	B2	--	EUR	560,000		6/20/09	135 bp	(26,800)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	580,000		9/20/13	715 bp	(141,657)

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	B3	--		$60,000		12/20/13	585 bp	(5,105)

Universal Corp., 5.2%,
10/15/13		--		790,000		3/20/15	(95 bp)	8,655

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	800,000		9/20/13	477 bp	(148,267)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	800,000		9/20/13	535 bp	(127,774)

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	B1	--		$605,000		9/20/13	495 bp	(49,843)

CVS Caremark Corp.,
4 7/8%, 9/15/14		--		435,000		9/20/13	(59 bp)	9,333

CVS Caremark Corp.,
4 7/8%, 9/15/14		--		540,000		9/20/11	(50 bp)	6,259

DJ ABX HE A Index	CCC	431,546		644,000		1/25/38	369 bp	(186,298)

DJ ABX HE AAA Index	BB+	151,354		644,000		1/25/38	76 bp	(241,405)

DJ CDX NA CMBX AAA Index	AAA	20,848		570,000		3/15/49	7 bp	(93,825)

DJ CDX NA HY Series 11
Version 1 Index	B+	2,545,875		9,300,000		12/20/13	500 bp	687,074

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		11,790,000		12/20/10	429 bp	(753,951)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		1,235,000		12/20/10	108.65 bp	(155,276)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		8,050,000		12/20/10	249 bp	(799,154)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		2,840,000		12/20/10	305 bp	(251,958)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		27,410,000		12/20/10	435 bp	(1,721,668)

DJ CDX NA IG Series 11
Index		(1,241,517)		49,010,000		12/20/18	(140 bp)	(946,912)

DJ CDX NA IG Series 11
Version 1 Index		(2,669,289)		44,214,000		12/20/18	(140 bp)	(2,403,514)

DJ CDX NA IG Series 11
Version 1 Index		(2,954,543)		53,715,000		12/20/18	(140 bp)	(2,631,656)

Lighthouse
International Co, SA,
8%, 4/30/14	B2	--	EUR	745,000	3/20/13	680 bp	(198,561)

Macy's Retail Holdings,
Inc., 7.45%, 7/15/17		--		$4,375,000	6/20/11	(254.9 bp)	495,302

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	540,000	9/20/13	720 bp	(130,829)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		$820,000	12/20/13	118.1 bp	(86,044)

Wind Acquisition
Finance SA, 9 3/4%,
12/1/15	B2	--	EUR	745,000	3/20/13	597 bp	9,364

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	B+	--	EUR	745,000	3/20/13	795 bp	(180,611)

Computer Science Corp.,
5%, 2/15/13		--		$2,870,000	3/20/18	(82 bp)	40,014

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	261,852		1,321,798	5/25/46	11 bp	(128,054)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		15,660,000	12/20/10	388.75 bp	(1,120,475)

DJ CDX NA HY Series 9
Index 25-35% tranche	Aaa	--		1,266,000	12/20/10	105.5 bp	(158,309)

DJ CMB NA CMBX AAA Index	AAA	267,428		2,241,000	2/17/51	35 bp	(404,104)

DJ CMB NA CMBX AAA Index	AAA	870,785		6,957,000	12/13/49	8 bp	(1,195,095)

DJ CMB NA CMBX AAA Index	AAA	242,201		2,218,000	2/17/51	35 bp	(422,439)

DJ CMB NA CMBX AAA Index		(68,455)		879,000	2/17/51	(35 bp)	194,943

DJ iTraxx Europe
Crossover Series 8
Version 1		(398,182)	EUR	2,980,000	12/20/12	(375 bp)	439,908

Domtar Corp., 7 1/8%,
8/15/15		--		$120,000	12/20/11	(500 bp)	7,720

GATX Corp., 8.875%,
6/1/09		--		120,000	3/20/16	(100 bp)	17,799

General Growth
Properties, conv. bond
3.98%, 4/15/27	CC-	--		1,155,000	6/20/12	750 bp	(845,040)

General Growth
Properties, conv. bond
3.98%, 4/15/27	CC-	--		170,000	6/20/12	750 bp	(124,378)

General Growth
Properties, conv. bond
3.98%, 4/15/27	CC-	--		160,000	9/20/13	775 bp	(118,859)

Glencore Funding LLC,
6%, 4/15/14		--		3,150,000	6/20/14	(148 bp)	1,410,567

iStar Financial, Inc.,
6%, 12/15/10	Ba3	37,100		530,000	3/20/09	500 bp	(81,843)

Jefferson Smurfit
Corp., 7.5%, 6/1/13	Caa1	--		70,000	3/20/13	685 bp	(44,109)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		370,000	6/20/13	595 bp	(99,270)

TDC AS, 6 1/2%, 4/19/12		--	EUR	870,000	9/20/13	(200 bp)	28,700

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		$950,000	12/20/13	113 bp	(109,560)

Merrill Lynch International
Kinder Morgan, Inc.,
6 1/2%, 9/1/12		--		122,000	9/20/12	(128 bp)	9,791

Morgan Stanley Capital Services, Inc.
Bundesrepublic of
Deutschland, 6%, 6/20/16	Aaa	--		3,465,000	6/20/18	8 bp	(126,292)

DJ ABX CMBX AAA Index	AAA	615,410		8,646,000	3/15/49	7 bp	(1,129,506)

DJ CDX NA IG Series 11
Index		(128,015)		5,000,000	12/20/18	(140 bp)	(97,959)

DJ CMB NA CMBX AAA Index		(721,308)		8,000,000	2/17/51	(35 bp)	1,685,113

DJ CMB NA CMBX AAA Index	AAA	130,550		1,203,000	2/17/51	35 bp	(231,315)

DJ CMB NA CMBX AAA Index	AAA	378,847		3,098,000	2/17/51	35 bp	(553,040)

Nalco Co., 7.75%,
11/15/11	B1	--		65,000	9/20/12	330 bp	(7,184)

Nalco Co., 7.75%,
11/15/11	B1	--		90,000	3/20/13	460 bp	(7,756)

Republic of Austria,
5 1/4%, 1/4/11		--		3,465,000	6/20/18	(17 bp)	343,807

Universal Corp., 5.2%,
10/15/13		--		2,370,000	3/20/13	(89 bp)	11,841

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14		--		190,000	9/20/13	(760 bp)	18,907

Total	$(8,518,319)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's or Standard & Poor's ratings are believed to be the most recent ratings available at December 31, 2008.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Asset Allocation: Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08 (aggregate face value $60,629,193) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$7,440,767	$7,623,583	1/21/09	$(182,816)
Brazilian Real	329,680	315,521	1/21/09	14,159
British Pound	9,345,764	9,331,685	1/21/09	14,079
Canadian Dollar	2,252,696	2,293,603	1/21/09	(40,907)
Chilean Peso	611,047	587,068	1/21/09	23,979
Danish Krone	879,796	804,068	1/21/09	75,728
Euro	24,352,410	22,674,228	1/21/09	1,678,182
Hungarian Forint	151,757	142,863	1/21/09	8,894
Japanese Yen	7,257,121	7,227,974	1/21/09	29,147
Mexican Peso	244,469	272,119	1/21/09	(27,650)
Norwegian Krone	3,261,963	3,205,321	1/21/09	56,642
Polish Zloty	185,300	184,480	1/21/09	820
South African Rand	42,884	40,057	1/21/09	2,827
South Korean Won	167,880	148,202	1/21/09	19,678
Swedish Krona	1,616,809	1,572,465	1/21/09	44,344
Swiss Franc	3,994,064	3,554,875	1/21/09	439,189
Taiwan Dollar	549,665	536,239	1/21/09	13,426
Turkish Lira (New)	118,503	114,842	1/21/09	3,661

Total				$2,173,382

Putnam Asset Allocation: Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08 (aggregate face value $123,893,572) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$9,441,454	$9,787,518	1/21/09	$346,064
Brazilian Real	2,195,591	2,159,499	1/21/09	(36,092)
British Pound	19,228,046	19,376,530	1/21/09	148,484
Canadian Dollar	8,275,947	9,045,146	1/21/09	769,199
Czech Koruna	757,971	718,776	1/21/09	(39,195)
Euro	45,437,838	41,811,989	1/21/09	(3,625,849)
Hong Kong Dollar	2,629,820	2,630,279	1/21/09	459
Hungarian Forint	545,124	496,181	1/21/09	(48,943)
Japanese Yen	11,247,401	11,018,775	1/21/09	(228,626)
Mexican Peso	68,704	69,430	1/21/09	726
New Zealand Dollar	1,070,151	1,161,892	1/21/09	91,741
Norwegian Krone	5,348,892	5,249,527	1/21/09	(99,365)
Peruvian New Sol	2,814,555	2,951,138	1/14/09	136,583
Polish Zloty	192,001	187,286	1/21/09	(4,715)
Singapore Dollar	3,095,069	2,910,006	1/21/09	(185,063)
South African Rand	871,065	801,981	1/21/09	(69,084)
South Korean Won	448,444	394,054	1/21/09	(54,390)
Swedish Krona	5,666,045	5,496,825	1/21/09	(169,220)
Swiss Franc	7,975,529	7,131,640	1/21/09	(843,889)
Taiwan Dollar	164,114	159,878	1/21/09	(4,236)
Turkish Lira (New)	346,896	335,222	1/21/09	(11,674)

Total				$(3,927,085)

Putnam Asset Allocation: Conservative Portfolio

FUTURES CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	5	$343,880	Jan-09	$(4,835)
Australian Government Treasury Bond 10 yr (Long)	11	5,611,612	Mar-09	19,253
Canadian Government Bond 10 yr (Long)	140	14,619,326	Mar-09	(19,158)
DAX Index (Short)	16	2,699,391	Mar-09	(37,203)
Dow Jones Euro Stoxx 50 Index (Short)	945	32,318,575	Mar-09	(56,636)
Euro-Bobl 5 yr (Long)	19	3,082,133	Mar-09	23,139
Euro-Bund 10 yr (Long)	181	31,541,812	Mar-09	116,099
Euro-Dollar 90 day (Short)	130	32,132,750	Jun-09	(523,416)
Euro-Dollar 90 day (Short)	412	101,707,350	Sep-09	(1,780,496)
Euro-Dollar 90 day (Short)	388	95,627,450	Dec-09	(1,734,155)
Euro-Dollar 90 day (Short)	22	5,415,850	Mar-10	(118,235)
Euro-Schatz 2 yr (Short)	1	150,017	Mar-09	(513)
FTSE 100 Index (Long)	258	16,518,130	Mar-09	420,808
FTSE 100 Index (Short)	186	11,908,419	Mar-09	(359,896)
Hang Seng Index (Long)	9	836,430	Jan-09	(6,999)
Japanese Government Bond 10 yr (Long)	35	53,981,288	Mar-09	274,156
MSCI EAFE Index E-Mini (Short)	52	3,293,680	Mar-09	(101,709)
OMXS 30 Index (Long)	82	689,991	Jan-09	(4,397)
OMXS 30 Index (Short)	20	168,290	Jan-09	945
Russell 2000 Index Mini (Long)	162	7,997,940	Mar-09	355,608
Russell 2000 Index Mini (Short)	206	10,170,220	Mar-09	(495,690)
S&P 500 Index (Long)	6	1,350,150	Mar-09	18,302
S&P 500 Index E-Mini (Long)	171	7,695,000	Mar-09	73,773
S&P 500 Index E-Mini (Short)	657	29,565,000	Mar-09	(396,435)
S&P Mid Cap 400 Index E-Mini (Long)	26	1,396,720	Mar-09	78,936
S&P Mid Cap 400 Index E-Mini (Short)	83	4,458,760	Mar-09	(236,873)
S&P/MIB Index (Long)	17	2,304,449	Mar-09	1,231
S&P/Toronto Stock Exchange 60 Index (Long)	11	978,483	Mar-09	24,626
SGX MSCI Singapore Index (Short)	49	1,493,723	Jan-09	(48,675)
SPI 200 Index (Long)	22	1,459,723	Mar-09	76,695
SPI 200 Index (Short)	54	3,582,955	Mar-09	(188,596)
Tokyo Price Index (Short)	254	24,099,945	Mar-09	(1,111,503)
U.K. Gilt 10 yr (Long)	20	3,601,373	Mar-09	222,034
U.K. Gilt 10 yr (Short)	97	17,466,659	Mar-09	(820,713)
U.S. Treasury Bond 20 yr (Long)	206	28,437,656	Mar-09	1,049,918
U.S. Treasury Note 2 yr (Short)	235	51,244,688	Mar-09	(572,928)
U.S. Treasury Note 5 yr (Long)	36	4,285,969	Mar-09	160,495
U.S. Treasury Note 5 yr (Short)	269	32,025,711	Mar-09	(984,810)
U.S. Treasury Note 10 yr (Long)	551	69,288,250	Mar-09	4,472,985
U.S. Treasury Note 10 yr (Short)	561	70,545,750	Mar-09	397,833

Total				$(1,817,035)

Putnam Asset Allocation: Conservative Portfolio

WRITTEN OPTIONS OUTSTANDING at 12/31/08 (premiums received $18,930,744) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	$9,715,000	May-12/5.51	$136,690

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	9,715,000	May-12/5.51	2,001,290

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	30,431,000	Feb-10/5.22	149,721

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	30,431,000	Feb-10/5.22	6,461,719

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	41,210,000	Feb-10/5.215	198,632

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	41,210,000	Feb-10/5.215	8,745,174

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	30,431,000	Feb-10/5.08	172,848

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	30,431,000	Feb-10/5.08	6,117,544

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing
on May 19, 2019.	118,299,000	May-09/4.735	228,317

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing on
May 19, 2019.	118,299,000	May-09/4.735	22,040,286

Total			$46,252,221

Putnam Asset Allocation: Conservative Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08 (proceeds receivable $56,842,891) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, January 1, 2039	$40,000,000	1/13/09	$41,037,500
FNMA, 5s, January 1, 2039	12,000,000	1/13/09	12,262,500
FNMA, 4 1/2s, January 1, 2039	4,000,000	1/13/09	4,058,750

Total			$57,358,750

Putnam Asset Allocation: Conservative Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$20,063,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$511,002

	22,369,000		--	6/6/18	4.6675%	3 month USD-LIBOR-BBA	(4,052,376)

	3,000,000		--	7/29/18	3 month USD-LIBOR-BBA	4.75%	606,060

	15,344,000		--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	2,841,834

	115,340,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	4,393,330

	179,544,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	5,701,131

	2,000,000		--	9/19/18	3 month USD-LIBOR-BBA	4.07%	285,664

	12,883,000		40,214	10/1/18	3 month USD-LIBOR-BBA	4.30%	2,011,803

	14,216,000		(59,903)	10/8/38	3 month USD-LIBOR-BBA	4.30%	4,354,842

	42,786,000		241,126	10/14/18	3 month USD-LIBOR-BBA	4.30%	6,657,860

	67,241,000		167,901	10/14/38	4.25%	3 month USD-LIBOR-BBA	(19,909,307)

	24,416,000		9,216	10/20/18	3 month USD-LIBOR-BBA	4.60%	4,338,958

	51,740,000		(47,034)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(1,245,513)

	12,017,000		--	12/22/13	1.99%	3 month USD-LIBOR-BBA	77,463

	4,145,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(1,340,426)

Barclays Bank PLC
	268,573,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	2,451,777

	32,295,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	755,293

	373,301,000		--	12/17/13	2.42875%	3 month USD-LIBOR-BBA	(5,160,822)

Citibank, N.A.
MXN	34,350,000	(F)	--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	111,005

MXN	10,305,000	(F)	--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	34,338

CAD	3,540,000		--	8/8/18	4.119%	3 month CAD-BA-CDOR	(446,052)

ZAR	18,535,000	(F)	--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(144,468)

ZAR	9,267,500	(F)	--	9/2/13	9.97%	3 month ZAR-JIBAR-SAFEX	(76,982)

	$8,300,000		--	9/5/13	3.905%	3 month USD-LIBOR-BBA	(758,027)

AUD	3,900,000	(E)	--	9/11/18	6.1%	6 month AUD-BBR-BBSW	(166,507)

	$118,072,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	8,531,198

	70,840,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(24,987,825)

	87,378,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	2,862,970

	41,926,000		--	6/29/18	2.477%	3 month USD-LIBOR-BBA	198,083

Credit Suisse International
	12,066,900		--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(446,393)

	35,909,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	1,177,584

	42,449,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	1,759,231

	91,328,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	1,852,183

	14,925,000		14,189	10/31/18	4.35%	3 month USD-LIBOR-BBA	(2,337,855)

	63,033,000		--	11/6/15	3.97005%	3 month USD-LIBOR-BBA	(6,555,787)

	12,000,000		--	12/3/18	3 month USD-LIBOR-BBA	2.915%	364,667

	41,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	1,353,531

	51,280,000		(548,103)	12/10/38	2.69%	3 month USD-LIBOR-BBA	287,186

	30,020,000		320,867	12/10/38	3 month USD-LIBOR-BBA	2.69%	(168,122)

	72,819,000		--	6/30/38	2.71%	3 month USD-LIBOR-BBA	797,095

Deutsche Bank AG
	9,689,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(4,018,670)

	17,896,000		--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(3,144,849)

	307,895,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	5,504,835

	23,000,000		--	11/18/18	3 month USD-LIBOR-BBA	4.04%	3,024,094

	182,000		--	11/21/18	3.75%	3 month USD-LIBOR-BBA	(19,209)

	7,551,000		6,467	11/21/10	2.25%	3 month USD-LIBOR-BBA	(100,423)

	290,227,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	11,312,079

	58,387,000		--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	2,043,140

	122,997,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(2,603,855)

	100,715,000		--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	1,793,246

	23,776,000		--	12/11/18	2.94%	3 month USD-LIBOR-BBA	(769,894)

	53,062,000		--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	1,103,967

	70,800,000		--	12/16/18	3 month USD-LIBOR-BBA	2.845%	1,719,132

	40,500,000		--	12/16/38	2.765%	3 month USD-LIBOR-BBA	20,323

	15,405,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	55,327

	131,089,000		--	12/17/23	3 month USD-LIBOR-BBA	2.81682%	196,075

	230,318,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	288,307

	27,244,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	(53,811)

	48,851,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(68,800)

Goldman Sachs International
	1,943,000		--	4/8/10	3 month USD-LIBOR-BBA	2.64%	24,073

	4,103,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(641,208)

	5,111,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(860,787)

	6,902,000		--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(2,296,337)

EUR	19,200,000		--	10/13/13	4.38%	6 month EUR-EURIBOR-REUTERS	(1,135,151)

EUR	21,340,000		--	10/13/18	6 month EUR-EURIBOR-REUTERS	4.54%	1,714,025

EUR	5,120,000		--	10/13/38	4.18%	6 month EUR-EURIBOR-REUTERS	(736,839)

	$17,441,000		8,219	10/24/10	3 month USD-LIBOR-BBA	2.60%	319,521

EUR	10,670,000		--	10/27/18	4.32%	6 month EUR-EURIBOR-REUTERS	(606,078)

EUR	7,920,000		--	10/27/23	6 month EUR-EURIBOR-REUTERS	4.43%	575,388

EUR	42,560,000		--	10/31/10	6 month EUR-EURIBOR-REUTERS	3.715%	668,540

	$16,975,000		(105,073)	11/18/18	3 month USD-LIBOR-BBA	4.10%	2,186,143

	141,209,000		(514,524)	11/18/13	3 month USD-LIBOR-BBA	3.45%	8,317,871

	181,889,000		(50,028)	11/18/10	3 month USD-LIBOR-BBA	2.35%	2,858,071

JPMorgan Chase Bank, N.A.
	108,271,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(17,418,353)

	20,439,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(3,502,558)

	20,800,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	3,571,788

	5,091,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(2,345,186)

	41,043,000		--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(19,135,776)

	90,389,000		--	3/15/10	3 month USD-LIBOR-BBA	2.5%	1,804,927

	41,018,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	2,257,431

	106,684,000		--	3/20/13	3 month USD-LIBOR-BBA	3.13%	5,801,891

	215,990,000		--	3/25/10	3 month USD-LIBOR-BBA	2.325%	4,068,779

	47,989,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	2,991,152

	27,816,000		--	5/16/18	4.53%	3 month USD-LIBOR-BBA	(4,749,324)

	33,439,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	853,866

	25,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(2,598,600)

	65,996,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	2,330,071

	20,788,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	838,602

MXN	34,350,000	(F)	--	7/19/13	1 month MXN-TIIE-BANXICO	9.235%	116,763

	$134,630,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	5,476,229

AUD	19,760,000	(E)	--	8/6/18	6 month AUD-BBR-BBSW	6.865%	1,271,557

ZAR	11,885,000		--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(92,878)

ZAR	5,942,500		--	9/8/13	9.95%	3 month ZAR-JIBAR-SAFEX	(49,984)

ZAR	11,885,000		--	9/9/13	9.94%	3 month ZAR-JIBAR-SAFEX	(99,648)

	$18,360,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(7,455,277)

	49,900,000		--	10/9/13	3.5576%	3 month USD-LIBOR-BBA	(3,200,757)

EUR	11,710,000		--	10/17/13	6 month EUR-EURIBOR-REUTERS	4.51%	806,048

	$35,458,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	2,259,834

EUR	6,200,000		--	10/31/13	6 month EUR-EURIBOR-REUTERS	3.967%	222,670

	$9,132,000		27,539	11/4/18	4.45%	3 month USD-LIBOR-BBA	(1,496,137)

	48,306,000		--	11/10/18	3 month USD-LIBOR-BBA	4.83%	9,766,695

	45,300,000		--	11/10/18	4.12%	3 month USD-LIBOR-BBA	(6,283,475)

	1,000,000		--	11/18/18	3 month USD-LIBOR-BBA	4.04%	131,482

	75,000,000		--	11/24/10	3 month USD-LIBOR-BBA	2.0075%	706,539

	7,136,000	(E)	--	11/24/18	3.735%	3 month USD-LIBOR-BBA	(198,880)

	31,782,000		--	12/19/18	5%	3 month USD-LIBOR-BBA	(6,896,599)

Merrill Lynch Capital Services, Inc.
	5,002,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(498,381)

	25,957,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,032,808

UBS AG
	651,364,000		--	10/29/10	2.75%	3 month USD-LIBOR-BBA	(13,600,842)

	109,102,000		--	10/29/20	3 month USD-LIBOR-BBA	4.18142%	16,783,791

	42,246,000		1,404,328	11/10/28	4.45%	3 month USD-LIBOR-BBA	(9,253,727)

	65,358,000		(1,660,335)	11/10/18	3 month USD-LIBOR-BBA	4.45%	9,333,900

	37,318,000		(490,960)	11/24/38	3 month USD-LIBOR-BBA	3.3%	3,576,662

	1,269,000		(6,194)	11/24/18	3 month USD-LIBOR-BBA	3.4%	88,018

	4,863,000		(1,535)	11/24/10	3 month USD-LIBOR-BBA	2.05%	48,331

	15,134,000		--	11/24/10	3 month USD-LIBOR-BBA	2.05%	154,937

Total							$(9,393,739)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Asset Allocation: Conservative Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
EUR	$35,056,000	(F)	3/26/09	(2.27%)	Eurostat	$(289,499)
					Eurozone HICP
					excluding tobacco

EUR	16,890,000	(F)	4/30/13	2.375%	French Consumer	1,074,484
					Price Index
					excluding tobacco

EUR	16,890,000	(F)	4/30/13	(2.41%)	Eurostat	(1,131,834)
					Eurozone HICP
					excluding tobacco

EUR	16,890,000		5/6/13	2.34%	French Consumer	921,144
					Price Index
					excluding tobacco

EUR	16,890,000	(F)	5/6/13	(2.385%)	Eurostat	(1,111,747)
					Eurozone HICP
					excluding tobacco

	$446,645		8/28/09	(3 month USD-	iShares MSCI	1,038,487
				LIBOR-BBA minus	Emerging Markets
				85 bp)	Index

JPMorgan Chase Bank, N.A.
	519,575		8/19/09	(3 month USD-	iShares MSCI	1,632,984
				LIBOR-BBA minus	Emerging Markets
				125 bp)	Index

Total						$2,134,019

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Asset Allocation: Conservative Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
		Upfront					Fixed payments
		premium				Termi-	received	Unrealized
Swap counterparty /		received		Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount		date	per annum	(depreciation)

Bank of America, N.A.
BSKYB Finance UK PLC,
5 3/4%, 10/20/17		$--		$3,260,000		2/20/09	(50 bp)	$9,737

DJ ABX CMBX BBB Index		1,072		1,559,000	(F)	10/12/52	(134 bp)	1,005,285

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--		105,000		12/20/12	95 bp	(37,591)

Marsh & Mclennan Co.,
Inc., 5 3/8%, 7/15/14		--		565,000		3/20/12	(95 bp)	(5,494)

MetLife, Inc., 5%,
6/15/15		--		230,000		12/20/13	(384 bp)	10,569

Nalco Co., 7.75%,
11/15/11	B1	--		30,000		9/20/12	350 bp	(3,130)

Citibank, N.A.
Arrow Electronic, Inc.,
6 7/8%, 6/1/18		--		155,000		3/20/13	(43 bp)	9,660

Conagra Foods, Inc.,
7%, 10/1/28		--		860,000	(F)	9/20/10	(27 bp)	6,005

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA+	203,628		1,055,670		5/25/46	11 bp	(109,613)

FirstEnergy Corp.,
7 3/8%, 11/15/31		--		2,535,000		12/20/11	(85 bp)	27,439

Lear Corp., T/L Bank
Loan		--		305,000		6/20/13	(225 bp)	169,334

Lear Corp., T/L Bank
Loan	BB-	--		305,000		6/20/13	700 bp	(135,870)

Lighthouse
International Co., SA,
8%, 4/30/14	B2	--	EUR	1,000,000		3/20/13	815 bp	(213,626)

Marsh & Mclennan Co.,
Inc., 5 3/8%, 7/15/14		--		$345,000		9/20/14	(105 bp)	(5,220)

Sara Lee Corp., 6 1/8%,
11/1/32		--		300,000		9/20/11	(43 bp)	2,235

Yum! Brands, Inc.,
8 7/8%, 4/15/11		--		270,000		3/20/13	(65 bp)	9,844

Credit Suisse International
DJ ABX HE AAA Series 7
Version 2 Index	BB+	135,975		245,000		1/25/38	76 bp	(13,444)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	346,801		1,750,609		5/25/46	11 bp	(169,596)

DJ CDX NA HY Series 10	B+	51,450		490,000		6/20/13	500 bp	(25,451)

DJ CDX NA HY Series 10	B+	456,875		4,300,000		6/20/13	500 bp	(217,972)

DJ CDX NA HY Series 10
Version 1 Index	B+	703,656		6,325,000		6/20/13	500 bp	(288,996)

DJ CMB NA CMBX AAA Index	AAA	2,399,643		14,417,000		12/13/49	8 bp	(1,921,046)

DJ CMB NA CMBX AAA Index	AAA	3,255,793		20,783,000		2/17/51	35 bp	(3,021,254)

DJ CMB NA CMBX AAA Index		(244,182)		3,250,000		2/17/51	(35 bp)	737,408

DJ CMB NA CMBX AAA Index	AAA	65,307		505,000		2/17/51	35 bp	(87,217)

DJ CMB NA CMBX AAA Index	AAA	66,901		505,000		2/17/51	35 bp	(85,623)

DJ CMB NA CMBX AAA Index	AAA	56,262		505,000		2/17/51	35 bp	(96,262)

DJ CMB NA CMBX AAA Index	AAA	17,009		126,000		2/17/51	35 bp	(21,047)

DJ CMB NA CMBX AAA Index	AAA	70,904		622,000		2/17/51	35 bp	(116,957)

DJ CMB NA CMBX AAA Index		(104,846)		1,335,000		2/17/51	(35 bp)	298,362

DJ CMB NA CMBX AAA Index		(49,747)		667,000		2/17/51	(35 bp)	151,706

DJ CMB NA CMBX AAA Index		(558,265)		3,989,000		2/17/51	(35 bp)	646,525

DJ CMB NA CMBX AJ Index		(460,732)		1,433,000		2/17/51	(96 bp)	428,390

KB Home, 5 3/4%, 2/1/14		--		1,380,000		9/20/11	(425 bp)	75,402

Liberty Mutual
Insurance, 7 7/8%,
10/15/26		--		70,000		12/20/13	(210 bp)	1,231

Deutsche Bank AG
DJ ABX CMBX AAA Index	AAA	54,261		900,000	(F)	2/17/51	35 bp	(216,443)

DJ ABX HE A Series 7
Version 2 Index	CCC	984,620		1,082,000		1/25/38	369 bp	(53,435)

DJ ABX HE AAA Series 6
Version 1 Index	AAA	67,745		637,301		7/25/45	18 bp	(59,682)

DJ CDX NA HY Series 11
Version 1 Index	B+	10,623,175		45,205,000		12/20/13	500 bp	1,588,002

DJ iTraxx Europe Series
8 Version 1		(115,108)	EUR	1,200,000	12/20/12	(375 bp)	210,017

DJ iTraxx Europe Series
9 Version 1		251,044	EUR	3,675,000	6/20/13	(650 bp)	895,974

Grohe Holding GmBh,
8 5/8%, 10/1/14	B3	--	EUR	245,000	6/20/09	400 bp	(30,747)

Grohe Holding GmBh,
8 5/8%, 10/1/14	B3	--	EUR	895,000	6/20/09	400 bp	(112,321)

iStar Financial, Inc.,
6%, 12/15/10	Ba3	32,738		$485,000	3/20/09	500 bp	(76,107)

Korea Monetary STAB
Bond, 5%, 2/14/09	A2	--		3,770,000	2/23/09	105 bp	(1,659)

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		3,770,000	2/19/10	115 bp	(80,802)

Nalco Co., 7.75%,
11/15/11	B1	--		25,000	12/20/12	363 bp	(2,606)

Nortel Networks, Ltd.,
6 7/8%, 9/1/23	Caa2	111,200		1,390,000	12/20/09	500 bp	(757,243)

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		665,000	12/20/13	112 bp	(76,973)

Smurfit Kappa Funding,
10 1/8%, 10/1/12	B2	--	EUR	490,000	6/20/09	135 bp	(23,450)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	440,000	9/20/13	715 bp	(107,464)

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	B3	--		$30,000	12/20/13	585 bp	(2,552)

Universal Corp., 5.2%,
10/15/13		--		710,000	3/20/15	(95 bp)	7,779

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	690,000	9/20/13	477 bp	(127,881)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	690,000	9/20/13	535 bp	(110,205)

Goldman Sachs International
CVS Caremark Corp.,
4 7/8%, 9/15/14		--		$435,000	9/20/13	(59 bp)	9,333

CVS Caremark Corp.,
4 7/8%, 9/15/14		--		540,000	9/20/11	(50 bp)	6,259

DJ ABX HE A Index	CCC	362,525		541,000	1/25/38	369 bp	(156,502)

DJ ABX HE AAA Index	BB+	127,146		541,000	1/25/38	76 bp	(202,795)

DJ CDX NA CMBX AAA Index	AAA	17,922		490,000	3/15/49	7 bp	(80,656)

DJ CDX NA HY Series 11
Version 1 Index	B+	2,600,625		9,500,000	12/20/13	500 bp	701,849

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		12,330,000	12/20/10	429 bp	(788,483)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		1,062,000	12/20/10	108.65 bp	(133,525)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		7,290,000	12/20/10	249 bp	(723,706)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		2,580,000	12/20/10	305 bp	(228,892)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		25,050,000	12/20/10	435 bp	(1,573,432)

DJ CDX NA IG Series 11
Index		(929,274)		37,660,000	12/20/18	(140 bp)	(702,896)

DJ CDX NA IG Series 11
Index		(191,256)		7,550,000	12/20/18	(140 bp)	(145,872)

DJ CDX NA IG Series 11
Version 1 Index		(1,586,426)		26,277,500	12/20/18	(140 bp)	(1,428,469)

DJ CDX NA IG Series 11
Version 1 Index		(4,191,309)		76,200,000	12/20/18	(140 bp)	(3,715,138)

Lighthouse
International Co, SA,
8%, 4/30/14	B2	--	EUR	680,000	3/20/13	680 bp	(181,237)

Macy's Retail Holdings,
Inc., 7.45%, 7/15/17		--		$3,965,000	6/20/11	(254.9 bp)	448,885

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	405,000	9/20/13	720 bp	(98,122)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		$615,000	12/20/13	118.1 bp	(64,533)

Wind Acquisition
Finance SA, 9 3/4%,
12/1/15	B2	--	EUR	680,000	3/20/13	597 bp	8,547

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	B+	--	EUR	680,000	3/20/13	795 bp	(164,853)

Computer Science Corp.,
5%, 2/15/13		--		$2,625,000	3/20/18	(82 bp)	36,598

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	224,370		1,132,591	5/25/46	11 bp	(109,724)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		14,310,000	12/20/10	388.75 bp	(1,023,882)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		1,089,000	12/20/10	105.5 bp	(136,176)

DJ CMB NA CMBX AAA Index	AAA	244,396		2,048,000	2/17/51	35 bp	(369,302)

DJ CMB NA CMBX AAA Index	AAA	321,929		2,572,000	12/13/49	8 bp	(441,826)

DJ CMB NA CMBX AAA Index	AAA	40,403		370,000	2/17/51	35 bp	(70,470)

DJ CMB NA CMBX AAA Index		(52,880)		679,000	2/17/51	(35 bp)	150,588

DJ CMBX NA AAA Series 4
Version 1 Index		(6,373,955)		16,000,000	2/17/51	(35 bp)	(1,579,439)

DJ iTraxx Europe
Crossover Series 8
Version 1		(363,442)	EUR	2,720,000	12/20/12	(375 bp)	369,110

Domtar Corp., 7 1/8%,
8/15/15		--		$110,000	12/20/11	(500 bp)	7,076

GATX Corp., 8.875%,
6/1/09		--		130,000	3/20/16	(100 bp)	19,282

General Growth
Properties, conv. bond
3.98%, 4/15/27	CC-	--		770,000	6/20/12	750 bp	(563,360)

General Growth
Properties, conv. bond
3.98%, 4/15/27	CC-	--		140,000	6/20/12	750 bp	(102,429)

General Growth
Properties, conv. bond
3.98%, 4/15/27	CC-	--		120,000	9/20/13	775 bp	(89,144)

Glencore Funding, LLC,
6%, 4/15/14		--		2,860,000	6/20/14	(148 bp)	1,280,705

iStar Financial, Inc.,
6%, 12/15/10	Ba3	33,250		475,000	3/20/09	500 bp	(73,350)

Jefferson Smurfit
Corp., 7.5%, 6/1/13	Caa1	--		35,000	3/20/13	685 bp	(22,054)

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		710,000	12/20/13	113 bp	(81,882)

Merrill Lynch International
Kinder Morgan, Inc.,
6 1/2%, 9/1/12		--		126,000	9/20/12	(128 bp)	10,112

Morgan Stanley Capital Services, Inc.
Bundesrepublic of
Deutschland, 6%, 6/20/16	Aaa	--		2,571,000	6/20/18	8 bp	(93,707)

DJ ABX CMBX AAA Index	AAA	451,058		6,337,000	3/15/49	7 bp	(827,860)

DJ CDX NA IG Series 11
Index		(133,904)		5,230,000	12/20/18	(140 bp)	(102,465)

DJ CMB NA CMBX AAA Index	AAA	22,355		206,000	2/17/51	35 bp	(39,610)

DJ CMB NA CMBX AAA Index	AAA	338,736		2,770,000	2/17/51	35 bp	(494,487)

DJ CMB NA CMBX AAA Index	AAA	329,197		2,473,000	12/13/49	8 bp	(407,867)

Nalco Co., 7.75%,
11/15/11	B1	--		30,000	9/20/12	330 bp	(3,316)

Nalco Co., 7.75%,
11/15/11	B1	--		45,000	3/20/13	460 bp	(3,878)

Republic of Austria,
5 1/4%, 1/4/11		--		2,571,000	6/20/18	(17 bp)	255,102

Universal Corp., 5.2%,
10/15/13		--		2,130,000	3/20/13	(89 bp)	10,642

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14		--		90,000	9/20/13	(760 bp)	8,956

Total							$(15,826,370)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's or Standard & Poor's ratings are believed to be the most recent ratings available at
December 31, 2008.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
USD / $	United States Dollar
ZAR	South African Rand

NOTES

(a) Percentages indicated are based on net assets as follows:

Growth Portfolio	$ 1,440,567,937
Balanced Portfolio	1,251,773,271
Conservative Portfolio	812,180,209

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at December 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at December 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is as follows:

	Cost for federal	Unrealized	Unrealized	Net unrealized
	income tax purposes	appreciation	depreciation	depreciation

Growth Portfolio	$2,017,815,203	$84,740,341	$(442,842,800)	$(358,102,459)
Balanced Portfolio	2,252,792,170	98,300,813	(398,963,708)	(300,662,895)
Conservative Portfolio	1,348,468,146	75,543,438	(203,041,703)	(127,498,265)

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the custodian to cover margin requirements for futures contracts for one or more of the funds at December 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at December 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On December 31, 2008, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At December 31, 2008, liquid assets totaling $570,884,838, $1,019,637,678 and $664,029,162, (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been designated as collateral for open forward commitments, swap contracts, forward contracts and futures contracts).

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2008.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2008.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2008 (as a percentage of Portfolio Value):

Growth Portfolio

United States	73.8%
Japan	5.6
United Kingdom	3.7
France	1.8
Italy	1.3
Netherlands	1.3
Switzerland	1.3
China	0.9
Canada	0.9
Australia	0.8
Brazil	0.7
Belgium	0.7
Luxembourg	0.7
Germany	0.6
Sweden	0.6
Other	5.3

Total	100.0%

Balanced Portfolio

United States	86.4%
Japan	2.6
United Kingdom	2.6

France	1.0
Switzerland	0.8
Netherlands	0.8
Canada	0.7
Italy	0.7
Australia	0.5
Other	3.9

Total	100.0%

Conservative Portfolio

United States	89.3%
United Kingdom	2.4
Japan	1.7
France	0.7
Canada	0.7
Switzerland	0.6
Netherlands	0.6
Other	4.0

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At December 31, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

Growth Portfolio

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$659,819,362	$(8,615,031)

Level 2	998,363,441	(415,940)

Level 3	1,529,941	--

Total	$1,659,712,744	$(9,030,971)

Balanced Portfolio

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$656,840,547	$(557,109)

Level 2	1,291,774,975	(93,080,126)

Level 3	3,513,753	--

Total	$1,952,129,275	$(93,637,235)

Conservative Portfolio

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$368,082,781	$(1,817,035)

Level 2	850,020,999	(52,677,129)

Level 3	2,865,801	--

Total	$1,220,969,581	$(54,494,164)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of December 31, 2008:

Growth Portfolio

	Investment in securities	Other financial instruments*

Balance as of 9/30/08	$1,698,772	$--
Accrued discounts/premiums	--	--
Realized Gain / Loss	51	--
Change in net unrealized appreciation (depreciation)	343,946	--
Net Purchases / Sales	9,331	--
Net Transfers in and/or out of Level 3	(522,159)	--

Balance as of December 31, 2008	$1,529,941	$--

Balanced Portfolio

	Investment in securities	Other financial instruments*

Balance as of 9/30/08	$3,288,554	$--
Accrued discounts/premiums	--	--
Realized Gain / Loss	(15,521)	--
Change in net unrealized appreciation (depreciation)	(4,224)	--
Net Purchases / Sales	(231)	--
Net Transfers in and/or out of Level 3	245,175	--

Balance as of December 31, 2008	$3,513,753	$--

Conservative Portfolio

	Investment in securities	Other financial instruments*

Balance as of 9/30/08	$2,948,265	$--
Accrued discounts/premiums	--	--
Realized Gain / Loss	(255,028)	--
Change in net unrealized appreciation (depreciation)	110,679	--
Net Purchases / Sales	(9,426)	--
Net Transfers in and/or out of Level 3	71,311	--

Balance as of December 31, 2008	$2,865,801	$--

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 27, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 27, 2009